UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22980

Angel Oak Funds Trust
(Exact name of registrant as specified in charter)

3344 Peachtree Rd. NE, Suite 1725

Atlanta, Georgia 30326
(Address of principal executive offices) (Zip code)

Adam Langley, President

3344 Peachtree Rd. NE, Suite 1725

Atlanta, Georgia 30326
(Name and address of agent for service)

Copy to:

Stephen T. Cohen

Matthew E. Barsamian

Dechert LLP

1900 K Street NW

Washington, DC 20006

404-953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: July 31, 2024

Item 1. Reports to Stockholders.

(a)

Angel Oak Multi-Strategy Income Fund
Class A | ANGLX
Semi-Annual Shareholder Report | July 31, 2024
This semi-annual shareholder report contains important information about the Angel Oak Multi-Strategy Income Fund (the Fund) for the period of  February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	1.76%*
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class A Shares returned 4.76% for the six-month period ending July 31, 2024. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, by 287 basis points, as the benchmark returned 1.89% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s outperformance during the period was primarily due to a rate duration shorter than the benchmark’s, higher current income relative to the benchmark, and relative spread outperformance in the credit allocation, particularly the non-agency residential mortgage-backed securities (RMBS) allocation.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund’s allocation to non-agency RMBS was reduced to take gains on sectors that have experienced spread compression. The Fund’s allocation to agency RMBS was increased to boost the portfolio’s credit quality and position it in light of our view that agency RMBS spreads will tighten.

Top Contributors
↑	Interest rate duration positioning; non-agency RMBS

Top Detractors
↓	Agency RMBS
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?* (as of July 31, 2024)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Angel Oak Multi-Strategy Income Fund	PAGE 1	TSR_SAR_03463K307

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	8.60	-0.01	1.75
Class A (with sales charge)	6.21	-0.47	1.52
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/resources/ for more recent performance information.
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$2,647,946,931
Number of Holdings	1,035
Portfolio Turnover	22%
Average Credit Quality	A
Effective Duration	3.89 years
30-Day SEC Yield	6.43%
30-Day SEC Yield Unsubsidized	6.38%
Weighted Average Life	5.77 years
Distribution Yield	5.97%
WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Top Security Types (% of net assets)

Residential Mortgage-Backed Securities	53.9%
Residential Mortgage-Backed Securities - U.S. Government Agency	17.3%
Asset-Backed Securities	12.8%
Collateralized Loan Obligations	8.6%
Corporate Obligations	4.7%
Commercial Mortgage-Backed Securities	4.3%
Affiliated Exchange Traded Funds	2.5%
Commercial Mortgage-Backed Securities - U.S. Government Agency	1.9%
Money Market Funds	1.0%
Cash & Other	-7.0%
Top 10 Issuers (% of net assets)

Government National Mortgage Association	11.4%
GS Mortgage-Backed Securities Trust	6.5%
JP Morgan Mortgage Trust	4.9%
Federal Home Loan Mortgage Corp.	4.8%
Saluda Grade Mortgage Funding LLC	3.9%
Federal National Mortgage Association	3.6%
Lake Summit Mortgage Trust	3.4%
Credit Suisse Mortgage Capital Certificates	2.0%
Downey Savings & Loan Association Mortgage Loan Trust	1.9%
Upstart Securitization Trust	1.8%
Credit Ratings Breakdown (% of net assets)*

AAA	25.7%
AA	6.1%
A	5.6%
BBB	10.9%
BB	15.4%
B	5.8%
CCC	3.6%
CC	1.0%
C	0.1%
NR	25.8%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Angel Oak Multi-Strategy Income Fund	PAGE 2	TSR_SAR_03463K307

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak Multi-Strategy Income Fund	PAGE 3	TSR_SAR_03463K307

Angel Oak Multi-Strategy Income Fund
Class C | ANGCX
Semi-Annual Shareholder Report | July 31, 2024
This semi-annual shareholder report contains important information about the Angel Oak Multi-Strategy Income Fund (the Fund) for the period of  February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$128	2.51%*
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class C Shares returned 4.42% for the six-month period ending July 31, 2024. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, by 253 basis points, as the benchmark returned 1.89% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s outperformance during the period was primarily due to a rate duration shorter than the benchmark’s, higher current income relative to the benchmark, and relative spread outperformance in the credit allocation, particularly the non-agency residential mortgage-backed securities (RMBS) allocation.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund’s allocation to non-agency RMBS was reduced to take gains on sectors that have experienced spread compression. The Fund’s allocation to agency RMBS was increased to boost the portfolio’s credit quality and position it in light of our view that agency RMBS spreads will tighten.

Top Contributors
↑	Interest rate duration positioning; non-agency RMBS

Top Detractors
↓	Agency RMBS
HOW DID THE FUND PERFORM SINCE INCEPTION?* (as of July 31, 2024)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Angel Oak Multi-Strategy Income Fund	PAGE 1	TSR_SAR_03463K505

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/04/2015)
Class C (without sales charge)	7.76	-0.76	0.77
Class C (with sales charge)	6.76	-0.76	0.77
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.48
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/resources/ for more recent performance information.
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$2,647,946,931
Number of Holdings	1,035
Portfolio Turnover	22%
Average Credit Quality	A
Effective Duration	3.89 years
30-Day SEC Yield	5.83%
30-Day SEC Yield Unsubsidized	5.78%
Weighted Average Life	5.77 years
Distribution Yield	5.27%
WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Top Security Types (% of net assets)

Residential Mortgage-Backed Securities	53.9%
Residential Mortgage-Backed Securities - U.S. Government Agency	17.3%
Asset-Backed Securities	12.8%
Collateralized Loan Obligations	8.6%
Corporate Obligations	4.7%
Commercial Mortgage-Backed Securities	4.3%
Affiliated Exchange Traded Funds	2.5%
Commercial Mortgage-Backed Securities - U.S. Government Agency	1.9%
Money Market Funds	1.0%
Cash & Other	-7.0%
Top 10 Issuers (% of net assets)

Government National Mortgage Association	11.4%
GS Mortgage-Backed Securities Trust	6.5%
JP Morgan Mortgage Trust	4.9%
Federal Home Loan Mortgage Corp.	4.8%
Saluda Grade Mortgage Funding LLC	3.9%
Federal National Mortgage Association	3.6%
Lake Summit Mortgage Trust	3.4%
Credit Suisse Mortgage Capital Certificates	2.0%
Downey Savings & Loan Association Mortgage Loan Trust	1.9%
Upstart Securitization Trust	1.8%
Credit Ratings Breakdown (% of net assets)*

AAA	25.7%
AA	6.1%
A	5.6%
BBB	10.9%
BB	15.4%
B	5.8%
CCC	3.6%
CC	1.0%
C	0.1%
NR	25.8%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Angel Oak Multi-Strategy Income Fund	PAGE 2	TSR_SAR_03463K505

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak Multi-Strategy Income Fund	PAGE 3	TSR_SAR_03463K505

Angel Oak Multi-Strategy Income Fund
Institutional Class | ANGIX
Semi-Annual Shareholder Report | July 31, 2024
This semi-annual shareholder report contains important information about the Angel Oak Multi-Strategy Income Fund (the Fund) for the period of  February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$77	1.51%*
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Institutional Class Shares returned 5.02% for the six-month period ending July 31, 2024. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, by 313 basis points, as the benchmark returned 1.89% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s outperformance during the period was primarily due to a rate duration shorter than the benchmark’s, higher current income relative to the benchmark, and relative spread outperformance in the credit allocation, particularly the non-agency residential mortgage-backed securities (RMBS) allocation.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund’s allocation to non-agency RMBS was reduced to take gains on sectors that have experienced spread compression. The Fund’s allocation to agency RMBS was increased to boost the portfolio’s credit quality and position it in light of our view that agency RMBS spreads will tighten.

Top Contributors
↑	Interest rate duration positioning; non-agency RMBS

Top Detractors
↓	Agency RMBS
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?* (as of July 31, 2024)
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
Angel Oak Multi-Strategy Income Fund	PAGE 1	TSR_SAR_03463K406

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	8.90	0.25	2.01
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/resources/ for more recent performance information.
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$2,647,946,931
Number of Holdings	1,035
Portfolio Turnover	22%
Average Credit Quality	A
Effective Duration	3.89 years
30-Day SEC Yield	6.83%
30-Day SEC Yield Unsubsidized	6.78%
Weighted Average Life	5.77 years
Distribution Yield	6.24%
WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Top Security Types (% of net assets)

Residential Mortgage-Backed Securities	53.9%
Residential Mortgage-Backed Securities - U.S. Government Agency	17.3%
Asset-Backed Securities	12.8%
Collateralized Loan Obligations	8.6%
Corporate Obligations	4.7%
Commercial Mortgage-Backed Securities	4.3%
Affiliated Exchange Traded Funds	2.5%
Commercial Mortgage-Backed Securities - U.S. Government Agency	1.9%
Money Market Funds	1.0%
Cash & Other	-7.0%
Top 10 Issuers (% of net assets)

Government National Mortgage Association	11.4%
GS Mortgage-Backed Securities Trust	6.5%
JP Morgan Mortgage Trust	4.9%
Federal Home Loan Mortgage Corp.	4.8%
Saluda Grade Mortgage Funding LLC	3.9%
Federal National Mortgage Association	3.6%
Lake Summit Mortgage Trust	3.4%
Credit Suisse Mortgage Capital Certificates	2.0%
Downey Savings & Loan Association Mortgage Loan Trust	1.9%
Upstart Securitization Trust	1.8%
Credit Ratings Breakdown (% of net assets)*

AAA	25.7%
AA	6.1%
A	5.6%
BBB	10.9%
BB	15.4%
B	5.8%
CCC	3.6%
CC	1.0%
C	0.1%
NR	25.8%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
Angel Oak Multi-Strategy Income Fund	PAGE 2	TSR_SAR_03463K406

The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak Multi-Strategy Income Fund	PAGE 3	TSR_SAR_03463K406

Angel Oak UltraShort Income Fund
Class A | AOUAX
Semi-Annual Shareholder Report | July 31, 2024
This semi-annual shareholder report contains important information about the Angel Oak UltraShort Income Fund (the Fund) for the period of  February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.60%*
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class A Shares returned 3.40% for the six-month period ending July 31, 2024. The Fund outperformed the Bloomberg Short Treasury: 9-12 Months Index and the Bloomberg Short-Term Government/Corporate Index, the Fund’s performance benchmarks, by 99 basis points (bps) and 79 bps, respectively, as the performance benchmarks returned 2.41% and 2.61%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed the performance benchmarks during the period, driven primarily by the higher allocation to investment-grade asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS), and collateralized loan obligations (CLOs). Higher income relative to the performance benchmarks and the short duration of the Fund allowed it to better weather the volatility that occurred during the period. The higher yield and tighter spreads in RMBS, ABS, and CLOs contributed to relative performance versus the performance benchmarks.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight position to securitized credit. Within securitized credit, the Fund had higher allocations to investment-grade ABS, non-agency RMBS, and CLOs, which had strong performance.

Top Contributors
↑	High income relative to performance benchmarks; short duration; investment-grade securitized credit

Top Detractors
↓	Investment-grade corporate bonds
HOW DID THE FUND PERFORM SINCE INCEPTION?* (as of July 31, 2024)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Angel Oak UltraShort Income Fund	PAGE 1	TSR_SAR_03463K844

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2018)
Class A	7.24	2.14	2.39
Bloomberg U.S. Aggregate Bond Index**	5.10	0.19	1.50
Bloomberg Short Treasury: 9-12 Months	5.48	2.02	2.15
Bloomberg Short Term Government/Corporate Index	5.59	2.25	2.31
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/resources/ for more recent performance information.
**	In accordance with new regulatory requirements, the Fund’s regulatory index has changed to the Bloomberg U.S. Aggregate Bond Index.
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$430,124,946
Number of Holdings	372
Portfolio Turnover	42%
Average Credit Quality	AA
Effective Duration	0.82 years
30-Day SEC Yield	4.83%
30-Day SEC Yield Unsubsidized	4.59%
Weighted Average Life	1.53 years
Distribution Yield	5.11%
Angel Oak UltraShort Income Fund	PAGE 2	TSR_SAR_03463K844

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Top Security Types (% of net assets)

Asset-Backed Securities	44.5%
Residential Mortgage-Backed Securities	18.7%
Collateralized Loan Obligations	12.7%
Commercial Mortgage-Backed Securities - U.S. Government Agency	10.7%
Corporate Obligations	5.4%
Money Market Funds	3.5%
Commercial Mortgage-Backed Securities	2.9%
Residential Mortgage-Backed Securities - U.S. Government Agency	1.3%
U.S. Treasury Bills	1.2%
Cash & Other	-0.9%
Top 10 Issuers (% of net assets)

Federal Home Loan Mortgage Corp.	11.5%
Pagaya AI Debt Selection Trust	9.8%
First American Government Obligations Fund	3.5%
American Credit Acceptance Receivables Trust	2.3%
GS Mortgage-Backed Securities Trust	2.0%
Marlette Funding Trust	1.8%
Verus Securitization Trust	1.8%
GLS Auto Receivables Trust	1.7%
CPS Auto Trust	1.7%
Pretium Mortgage Credit Partners LLC	1.6%
Credit Ratings Breakdown (% of net assets)*

AAA	47.2%
AA	10.1%
A	19.2%
BBB	15.6%
BB	2.2%
B	0.6%
NR	5.0%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak UltraShort Income Fund	PAGE 3	TSR_SAR_03463K844

Angel Oak UltraShort Income Fund
Class A1 | AOUNX
Semi-Annual Shareholder Report | July 31, 2024
This semi-annual shareholder report contains important information about the Angel Oak UltraShort Income Fund (the Fund) for the period of  February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$30	0.60%*
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 3.41% for the six-month period ending July 31, 2024. The Fund outperformed the Bloomberg Short Treasury: 9-12 Months Index and the Bloomberg Short-Term Government/Corporate Index, the Fund’s performance benchmarks, by 100 basis points (bps) and 80 bps, respectively, as the performance benchmarks returned 2.41% and 2.61%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed the performance benchmarks during the period, driven primarily by the higher allocation to investment-grade asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS), and collateralized loan obligations (CLOs). Higher income relative to the performance benchmarks and the short duration of the Fund allowed it to better weather the volatility that occurred during the period. The higher yield and tighter spreads in RMBS, ABS, and CLOs contributed to relative performance versus the performance benchmarks.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight position to securitized credit. Within securitized credit, the Fund had higher allocations to investment-grade ABS, non-agency RMBS, and CLOs, which had strong performance.

Top Contributors
↑	High income relative to performance benchmarks; short duration; investment-grade securitized credit

Top Detractors
↓	Investment-grade corporate bonds
HOW DID THE FUND PERFORM SINCE INCEPTION?* (as of July 31, 2024)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Angel Oak UltraShort Income Fund	PAGE 1	TSR_SAR_03463K778

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/22/2022)
Class A1 (without sales charge)	7.26	4.64
Class A1 (with sales charge)	5.11	3.85
Bloomberg U.S. Aggregate Bond Index**	5.10	1.09
Bloomberg Short Treasury: 9-12 Months	5.48	4.11
Bloomberg Short Term Government/Corporate Index	5.59	4.56
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/resources/ for more recent performance information.
**	In accordance with new regulatory requirements, the Fund’s regulatory index has changed to the Bloomberg U.S. Aggregate Bond Index.
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$430,124,946
Number of Holdings	372
Portfolio Turnover	42%
Average Credit Quality	AA
Effective Duration	0.82 years
30-Day SEC Yield	4.87%
30-Day SEC Yield Unsubsidized	4.62%
Weighted Average Life	1.53 years
Distribution Yield	5.13%
Angel Oak UltraShort Income Fund	PAGE 2	TSR_SAR_03463K778

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Top Security Types (% of net assets)

Asset-Backed Securities	44.5%
Residential Mortgage-Backed Securities	18.7%
Collateralized Loan Obligations	12.7%
Commercial Mortgage-Backed Securities - U.S. Government Agency	10.7%
Corporate Obligations	5.4%
Money Market Funds	3.5%
Commercial Mortgage-Backed Securities	2.9%
Residential Mortgage-Backed Securities - U.S. Government Agency	1.3%
U.S. Treasury Bills	1.2%
Cash & Other	-0.9%
Top 10 Issuers (% of net assets)

Federal Home Loan Mortgage Corp.	11.5%
Pagaya AI Debt Selection Trust	9.8%
First American Government Obligations Fund	3.5%
American Credit Acceptance Receivables Trust	2.3%
GS Mortgage-Backed Securities Trust	2.0%
Marlette Funding Trust	1.8%
Verus Securitization Trust	1.8%
GLS Auto Receivables Trust	1.7%
CPS Auto Trust	1.7%
Pretium Mortgage Credit Partners LLC	1.6%
Credit Ratings Breakdown (% of net assets)*

AAA	47.2%
AA	10.1%
A	19.2%
BBB	15.6%
BB	2.2%
B	0.6%
NR	5.0%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak UltraShort Income Fund	PAGE 3	TSR_SAR_03463K778

Angel Oak UltraShort Income Fund
Institutional Class | AOUIX
Semi-Annual Shareholder Report | July 31, 2024
This semi-annual shareholder report contains important information about the Angel Oak UltraShort Income Fund (the Fund) for the period of  February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$18	0.35%*
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Institutional Class Shares returned 3.64% for the six-month period ending July 31, 2024. The Fund outperformed the Bloomberg Short Treasury: 9-12 Months Index and the Bloomberg Short-Term Government/Corporate Index, the Fund’s performance benchmarks, by 123 basis points (bps) and 103 bps, respectively, as the performance benchmarks returned 2.41% and 2.61%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed the performance benchmarks during the period, driven primarily by the higher allocation to investment-grade asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS), and collateralized loan obligations (CLOs). Higher income relative to the performance benchmarks and the short duration of the Fund allowed it to better weather the volatility that occurred during the period. The higher yield and tighter spreads in RMBS, ABS, and CLOs contributed to relative performance versus the performance benchmarks.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight position to securitized credit. Within securitized credit, the Fund had higher allocations to investment-grade ABS, non-agency RMBS, and CLOs, which had strong performance.

Top Contributors
↑	High income relative to performance benchmarks; short duration; investment-grade securitized credit

Top Detractors
↓	Investment-grade corporate bonds
HOW DID THE FUND PERFORM SINCE INCEPTION?* (as of July 31, 2024)
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Angel Oak UltraShort Income Fund	PAGE 1	TSR_SAR_03463K828

CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/02/2018)
Institutional Class	7.51	2.40	2.67
Bloomberg U.S. Aggregate Bond Index**	5.10	0.19	1.35
Bloomberg Short Treasury: 9-12 Months	5.48	2.02	2.13
Bloomberg Short Term Government/Corporate Index	5.59	2.25	2.31
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/resources/ for more recent performance information.
**	In accordance with new regulatory requirements, the Fund’s regulatory index has changed to the Bloomberg U.S. Aggregate Bond Index.
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$430,124,946
Number of Holdings	372
Portfolio Turnover	42%
Average Credit Quality	AA
Effective Duration	0.82 years
30-Day SEC Yield	5.19%
30-Day SEC Yield Unsubsidized	4.94%
Weighted Average Life	1.53 years
Distribution Yield	5.37%
Angel Oak UltraShort Income Fund	PAGE 2	TSR_SAR_03463K828

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Top Security Types (% of net assets)

Asset-Backed Securities	44.5%
Residential Mortgage-Backed Securities	18.7%
Collateralized Loan Obligations	12.7%
Commercial Mortgage-Backed Securities - U.S. Government Agency	10.7%
Corporate Obligations	5.4%
Money Market Funds	3.5%
Commercial Mortgage-Backed Securities	2.9%
Residential Mortgage-Backed Securities - U.S. Government Agency	1.3%
U.S. Treasury Bills	1.2%
Cash & Other	-0.9%
Top 10 Issuers (% of net assets)

Federal Home Loan Mortgage Corp.	11.5%
Pagaya AI Debt Selection Trust	9.8%
First American Government Obligations Fund	3.5%
American Credit Acceptance Receivables Trust	2.3%
GS Mortgage-Backed Securities Trust	2.0%
Marlette Funding Trust	1.8%
Verus Securitization Trust	1.8%
GLS Auto Receivables Trust	1.7%
CPS Auto Trust	1.7%
Pretium Mortgage Credit Partners LLC	1.6%
Credit Ratings Breakdown (% of net assets)*

AAA	47.2%
AA	10.1%
A	19.2%
BBB	15.6%
BB	2.2%
B	0.6%
NR	5.0%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak UltraShort Income Fund	PAGE 3	TSR_SAR_03463K828

Angel Oak High Yield Opportunities ETF
AOHY (Principal U.S. Listing Exchange: NYSEArca)
Semi-Annual Shareholder Report | July 31, 2024
This semi-annual shareholder report contains important information about the Angel Oak High Yield Opportunities ETF (the Fund) for the period of  February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Angel Oak High Yield Opportunities ETF	$28	0.55%*
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 4.86% based on market price and 4.57% based on net asset value (NAV) for the six-month period ending July 31, 2024. The Fund outperformed the Bloomberg U.S. Corporate High Yield Index, the Fund’s performance benchmark, by 28 basis points (bps) based on market price and underperformed its performance benchmark by 1 bp based on NAV, as the performance benchmark returned 4.58% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The outperformance of high yield securitized credit relative to the Fund’s performance benchmark underpinned performance. Securitized credit is an out-of-index allocation, and the non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS) allocations outperformed the index by more than 120 bps and 370 bps, respectively. The high yield corporate bond allocation underperformed the Fund’s performance benchmark, reflecting its relatively conservative positioning in a period of tight credit spread valuations and softening economic activity at the margin.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an out-of-index exposure to securitized credit, specifically high yield non-agency RMBS and ABS, which we believe remain undervalued relative to high yield corporate credit.

Top Contributors
↑	Overweight to high yield securitized credit

Top Detractors
↓	Underweight to higher risk, higher potential return CCC and below-rated issuers in a period of outperformance; select holdings in media issuers
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?* (as of July 31, 2024)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Angel Oak High Yield Opportunities ETF	PAGE 1	TSR_SAR_03463K745

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Angel Oak High Yield Opportunities ETF NAV	10.77	4.81	5.03
Angel Oak High Yield Opportunities ETF Market	11.08	4.86	5.06
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
Bloomberg U.S. Corporate High Yield Index	11.05	4.20	4.65
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/resources/ for more recent performance information.
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$86,539,640
Number of Holdings	201
Portfolio Turnover	20%
Average Credit Quality	BB
Effective Duration	3.07 years
30-Day SEC Yield	6.95%
30-Day SEC Yield Unsubsidized	6.95%
Weighted Average Life	4.35 years
Distribution Yield	6.87%
Angel Oak High Yield Opportunities ETF	PAGE 2	TSR_SAR_03463K745

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Top Sectors (% of net assets)

Mortgage Securities	14.8%
Energy	14.6%
Financial	11.6%
Industrial	10.7%
Asset Backed Securities	10.3%
Consumer, Cyclical	9.9%
Consumer, Non-cyclical	7.4%
Basic Materials	5.8%
Communications	5.5%
Cash & Other	9.4%
Top 10 Issuers (% of net assets)

First American Government Obligations Fund	4.0%
COLT Funding LLC	3.5%
iShares Broad USD High Yield Corporate Bond ETF	2.9%
Radnor RE Ltd.	1.8%
Verus Securitization Trust	1.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp.	1.6%
PRPM LLC	1.5%
JP Morgan Mortgage Trust	1.4%
Progress Residential Trust	1.3%
Warrior Met Coal, Inc.	1.2%
Credit Ratings Breakdown (% of net assets)*

AAA	3.4%
AA	1.4%
A	1.0%
BBB	4.8%
BB	56.4%
B	22.3%
CCC	3.2%
NR	7.5%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Changes to the Fund’s Principal Investment Strategy.
Effective May 30, 2024, the Fund’s minimum investment, under normal circumstances, in structured products has been reduced from 20% to 5%.
Other Material Fund Changes.
Effective as of the close of business on February 16, 2024, the Angel Oak High Yield Opportunities Fund (the Predecessor Fund) was reorganized into the Fund, and the Predecessor Fund’s performance (Institutional Class shares) and financial history were adopted by the Fund.
This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated May 30, 2024, as supplemented to date, which is available at https://angeloakcapital.com/resources/ or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak High Yield Opportunities ETF	PAGE 3	TSR_SAR_03463K745

Angel Oak Mortgage-Backed Securities ETF
MBS (Principal U.S. Listing Exchange: NYSEArca)
Semi-Annual Shareholder Report | July 31, 2024
This semi-annual shareholder report contains important information about the Angel Oak Mortgage-Backed Securities ETF (the Fund) for the period of  February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Angel Oak Mortgage-Backed Securities ETF	$25	0.49%*
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 3.61% based on market price and 3.64% based on net asset value (NAV) for the six-month period ending July 31, 2024. The Fund outperformed the Bloomberg U.S. Mortgage-Backed Securities Index, the Fund’s performance benchmark, by 150 basis points (bps) based on market price and 153 bps based on NAV, as the performance benchmark returned 2.11% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed the performance benchmark during the period, driven primarily by the higher allocation to non-agency residential mortgage-backed securities (RMBS). Higher current income relative to the performance benchmark allowed the Fund to better weather the volatility occurring during the period. The higher yield and tighter spreads in RMBS contributed to relative performance versus the performance benchmark.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained a higher allocation than the performance benchmark to non-agency RMBS. The Fund was positioned to limit cash exposure because of large shareholder inflows relative to Fund size. Within non-agency RMBS, the Fund had higher allocations to non-qualified mortgage (non-QM) and prime jumbo subsectors, which had strong performance.

Top Contributors
↑	Investment-grade non-agency RMBS; non-QM subsector; underweight to agency RMBS

Top Detractors
↓	Higher-coupon agency RMBS
HOW DID THE FUND PERFORM SINCE INCEPTION?* (as of July 31, 2024)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Angel Oak Mortgage-Backed Securities ETF	PAGE 1	TSR_SAR_03463K737

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/04/2021)
Angel Oak Mortgage-Backed Securities ETF NAV	7.67	-1.31
Angel Oak Mortgage-Backed Securities ETF Market	7.63	-1.32
Bloomberg U.S. Aggregate Bond Index	5.10	-1.98
Bloomberg U.S. Mortgage-Backed Securities Index	4.89	-1.99
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/resources/ for more recent performance information.
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$69,171,792
Number of Holdings	99
Portfolio Turnover	86%
Average Credit Quality	AA
Effective Duration	6.02 years
30-Day SEC Yield	4.77%
30-Day SEC Yield Unsubsidized	4.47%
Weighted Average Life	5.77 years
Distribution Yield	5.61%
Angel Oak Mortgage-Backed Securities ETF	PAGE 2	TSR_SAR_03463K737

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Top Security Types (% of net assets)

Residential Mortgage-Backed Securities	61.6%
Residential Mortgage-Backed Securities - U.S. Government Agency	32.3%
Commercial Mortgage-Backed Securities - U.S. Government Agency	6.9%
Money Market Funds	1.9%
Asset-Backed Securities	1.8%
Corporate Obligations	0.6%
Futures	0.4%
Commercial Mortgage-Backed Securities	0.3%
Cash & Other	-5.8%
Top 10 Issuers (% of net assets)

Federal Home Loan Mortgage Corp.	20.6%
Federal National Mortgage Association	16.8%
JP Morgan Mortgage Trust	7.6%
Verus Securitization Trust	7.5%
COLT Funding LLC	6.1%
PRPM LLC	5.8%
SGR Residential Mortgage Trust	3.6%
Onslow Bay Mortgage Loan Trust	2.8%
Mello Mortgage Capital Acceptance	2.6%
JP Morgan Wealth Management	2.5%
Credit Ratings Breakdown (% of net assets)*

AAA	69.7%
AA	6.6%
A	3.5%
BBB	6.0%
BB	8.5%
B	0.3%
NR	5.4%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Material Fund Change.
Effective as of the close of business on February 16, 2024, the Angel Oak Total Return Bond Fund (the Predecessor Fund) was reorganized into the Fund, and the Predecessor Fund’s performance (Institutional Class shares) and financial history were adopted by the Fund.
This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated May 30, 2024, as supplemented to date, which is available at https://angeloakcapital.com/resources/ or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak Mortgage-Backed Securities ETF	PAGE 3	TSR_SAR_03463K737

Angel Oak UltraShort Income ETF
UYLD (Principal U.S. Listing Exchange: NYSEArca)
Semi-Annual Shareholder Report | July 31, 2024
This semi-annual shareholder report contains important information about the Angel Oak UltraShort Income ETF (the Fund) for the period of  February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Angel Oak UltraShort Income ETF	$15	0.29%*
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 3.40% based on market price and 3.29% based on net asset value (NAV) for the six-month period ending July 31, 2024. The Fund outperformed the Bloomberg U.S. Treasury Bills Index, one of the Fund’s performance benchmarks, by 74 basis points (bps) based on market value and 63 bps based on NAV, as the performance benchmark returned 2.66% over the same period. The Fund outperformed the Bloomberg Short-Term Government/Corporate Index, the Fund’s other performance benchmark, by 79 bps based on market value and 68 bps based on NAV, as the performance benchmark returned 2.61% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed the performance benchmarks during the period, driven primarily by the higher allocation to investment-grade asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS), and collateralized loan obligations (CLOs). Higher income relative to the performance benchmarks and the short duration of the Fund allowed it to better weather the volatility occurring during the period. The higher yield and tighter spreads in RMBS, ABS, and CLOs contributed to relative performance versus the performance benchmarks.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight position to securitized credit. Within securitized credit, the Fund had higher allocations to investment-grade ABS, non-agency RMBS, and CLOs, which had strong performance.

Top Contributors
↑	High income relative to performance benchmarks; short duration; investment-grade securitized credit

Top Detractors
↓	Investment-grade corporate bonds
HOW DID THE FUND PERFORM SINCE INCEPTION?* (as of July 31, 2024)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Angel Oak UltraShort Income ETF	PAGE 1	TSR_SAR_03463K752

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/24/2022)
Angel Oak UltraShort Income ETF NAV	7.36	6.85
Angel Oak UltraShort Income ETF Market	7.49	6.93
Bloomberg U.S. Aggregate Bond Index**	5.10	6.70
Bloomberg Short Term Government/Corporate Index	5.59	5.14
Bloomberg U.S. Treasury Bills	5.50	5.10
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/resources/ for more recent performance information.
**	In accordance with new regulatory requirements, the Fund’s regulatory index has changed to the Bloomberg U.S. Aggregate Bond Index.
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$480,804,575
Number of Holdings	375
Portfolio Turnover	53%
Average Credit Quality	A
Effective Duration	0.84 years
30-Day SEC Yield	5.79%
30-Day SEC Yield Unsubsidized	5.53%
Weighted Average Life	1.25 years
Distribution Yield	6.37%
Angel Oak UltraShort Income ETF	PAGE 2	TSR_SAR_03463K752

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Top Security Types (% of net assets)

Asset-Backed Securities	41.9%
Collateralized Loan Obligations	13.6%
Commercial Mortgage-Backed Securities - U.S. Government Agency	11.6%
Corporate Obligations	10.9%
Residential Mortgage-Backed Securities	10.6%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	4.9%
Money Market Funds	4.4%
Commercial Mortgage-Backed Securities	1.6%
Residential Mortgage-Backed Securities - U.S. Government Agency	1.2%
Cash & Other	-0.7%
Top 10 Issuers (% of net assets)

Federal Home Loan Mortgage Corp.	14.9%
Pagaya AI Debt Selection Trust	10.6%
First American Government Obligations Fund	4.4%
Marlette Funding Trust	3.4%
Exeter Automobile Receivables Trust	3.2%
PRPM LLC	2.4%
American Credit Acceptance Receivables Trust	1.7%
CPS Auto Trust	1.7%
Westlake Automobile Receivables Trust	1.7%
Prosper Marketplace Issuance Trust	1.7%
Credit Ratings Breakdown (% of net assets)*

AAA	42.0%
AA	10.4%
A	21.7%
BBB	21.2%
BB	1.5%
B	0.5%
NR	2.8%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak UltraShort Income ETF	PAGE 3	TSR_SAR_03463K752

Angel Oak Income ETF
CARY (Principal U.S. Listing Exchange: NYSEArca)
Semi-Annual Shareholder Report | July 31, 2024
This semi-annual shareholder report contains important information about the Angel Oak Income ETF (the Fund) for the period of  February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Angel Oak Income ETF	$40	0.79%*
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 4.90% based on market price and 4.34% based on net asset value (NAV) for the six-month period ending July 31, 2024. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, by 301 basis points (bps) based on market value and 245 bps based on NAV, as the benchmark returned 1.89% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s outperformance was primarily due to a rate duration shorter than the benchmark’s, higher current income relative to the benchmark, and relative spread outperformance in the credit allocation, particularly the non-agency residential mortgage-backed securities (RMBS) allocation.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund’s allocations to non-agency RMBS and asset-backed securities (ABS) were reduced to take gains on sectors that have experienced spread compression. Additionally, the Fund’s allocation to commercial mortgage-backed securities was increased to take advantage of what we believe is attractive relative value.

Top Contributors
↑	Interest rate duration positioning; non-agency RMBS; ABS

Top Detractors
↓	Agency RMBS
HOW DID THE FUND PERFORM SINCE INCEPTION?* (as of July 31, 2024)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Angel Oak Income ETF	PAGE 1	TSR_SAR_03463K760

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/07/2022)
Angel Oak Income ETF NAV	9.88	8.61
Angel Oak Income ETF Market	10.18	8.80
Bloomberg U.S. Aggregate Bond Index	5.10	6.44
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/resources/ for more recent performance information.
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$212,936,133
Number of Holdings	392
Portfolio Turnover	55%
Average Credit Quality	A
Effective Duration	3.89 years
30-Day SEC Yield	6.44%
30-Day SEC Yield Unsubsidized	6.24%
Weighted Average Life	5.75 years
Distribution Yield	7.55%
Angel Oak Income ETF	PAGE 2	TSR_SAR_03463K760

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Top Security Types (% of net assets)

Residential Mortgage-Backed Securities	42.6%
Residential Mortgage-Backed Securities - U.S. Government Agency	19.5%
Asset-Backed Securities	15.8%
Collateralized Loan Obligations	11.2%
Commercial Mortgage-Backed Securities	5.9%
Corporate Obligations	4.6%
Commercial Mortgage-Backed Securities - U.S. Government Agency	2.5%
Money Market Funds	2.4%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	1.5%
Cash & Other	-6.0%
Top 10 Issuers (% of net assets)

Government National Mortgage Association	10.6%
JP Morgan Mortgage Trust	7.9%
Federal National Mortgage Association	6.4%
Federal Home Loan Mortgage Corp.	6.0%
COLT Funding LLC	6.0%
PRPM LLC	5.0%
Verus Securitization Trust	4.1%
Pagaya AI Debt Selection Trust	2.9%
First American Government Obligations Fund	2.4%
Saluda Grade Mortgage Funding LLC	2.0%
Credit Ratings Breakdown (% of net assets)*

AAA	29.8%
AA	4.6%
A	8.8%
BBB	18.5%
BB	23.2%
B	5.5%
CCC	0.1%
NR	9.5%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak Income ETF	PAGE 3	TSR_SAR_03463K760

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Angel Oak Funds Trust

Core Financial Statements

July 31, 2024 (Unaudited)

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 53.9%
A&D Mortgage LLC
Series 2023-NQM3, Class A3, 7.34%, 07/25/2068(a)(b)	$6,811,304	$6,983,542
Series 2023-NQM4, Class A1, 7.47%, 09/25/2068(a)(b)	2,469,356	2,548,514
Series 2023-NQM4, Class A3, 8.10%, 09/25/2068(a)(b)	1,554,780	1,610,592
Series 2023-NQM4, Class B1, 8.10%, 09/25/2068(a)(c)	5,000,000	5,112,930
Series 2023-NQM5, Class A3, 7.76%, 11/25/2068(a)(b)	3,789,268	3,913,093
Series 2024-NQM1, Class B1, 8.57%, 02/25/2069(a)(c)	7,000,000	7,181,993
Adjustable Rate Mortgage Trust
Series 2005-12, Class 2A1, 4.94%, 03/25/2036(c)	1,368,402	1,019,788
Series 2007-2, Class 1A21, 4.91%, 06/25/2037(c)	1,616,249	1,257,991
Agate Bay Mortgage Trust, Series 2015-4, Class B4, 3.50%, 06/25/2045(a)(c)	2,018,000	1,544,765
American Home Mortgage Assets LLC
Series 2006-1, Class XC, 0.00%, 05/25/2046(c)(d)	13,989,917	103,553
Series 2006-6, Class XP, 0.05%, 12/25/2046(c)(d)	53,121,663	410,152
Series 2007-5, Class XP, 0.07%, 06/25/2047(c)(d)	12,506,621	148,754
American Home Mortgage Investment Trust
Series 2006-3, Class 22A1, 7.44% (6 mo. Term SOFR + 2.18%), 12/25/2036(e)	3,375,380	2,797,941
Series 2006-3, Class 3A2, 6.75%, 12/25/2036(b)(e)	6,101,050	1,740,745
Series 2007-2, Class 11A1, 5.92% (1 mo. Term SOFR + 0.57%), 03/25/2047	3,642,251	1,467,572
AMSR Trust, Series 2023-SFR1, Class C, 4.00%, 04/17/2040(a)	1,000,000	941,098
Arroyo Mortgage Trust, Series 2022-1, Class M1, 3.65%, 12/25/2056(a)	2,000,000	1,438,242
Banc of America Alternative Loan Trust, Series 2006-9, Class 30PO, 0.00%, 01/25/2037(f)	129,380	72,914
Banc of America Funding Corp.
Series 2007-2, Class 1A16, 6.00% (1 mo. Term SOFR + 0.71%), 03/25/2037	2,037,985	1,436,635
Series 2007-8, Class 2A1, 7.00%, 10/25/2037(e)	3,373,273	2,307,005
Series 2007-A, Class 2A2, 5.88% (1 mo. Term SOFR + 0.53%), 02/20/2047	725,142	637,645
Series 2007-B, Class A1, 5.88% (1 mo. Term SOFR + 0.53%), 04/20/2047(e)	2,508,656	2,011,405
Series 2007-C, Class 7A4, 5.90% (1 mo. Term SOFR + 0.55%), 05/20/2047(e)	1,675,549	1,521,877
Series 2014-R1, Class A2, 3.94% (1 mo. LIBOR US + 0.15%), 06/26/2037(a)(e)(g)	3,731,175	3,210,336
Bayview Financial Acquisition Trust, Series 2005-D, Class APO, 0.00%, 12/28/2035(f)	199,419	157,268
BCAP LLC Trust, Series 2013-RR1, Class 6A2, 4.85%, 05/26/2036(a)(c)	2,827,783	1,847,563
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, 5.57%, 08/25/2035(c)	1,322,936	1,099,365
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 5.50% (1 mo. Term SOFR + 1.11%), 08/25/2035	1,164,581	720,972
Bellemeade Re Ltd.
Series 2023-1, Class B1, 12.05% (30 day avg SOFR US + 6.70%), 10/25/2033(a)	538,000	597,890

See accompanying notes which are an integral part of these financial statements.

1

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2023-1, Class M1B, 9.60% (30 day avg SOFR US + 4.25%), 10/25/2033(a)	$6,200,000	$6,411,736
Boston Lending Trust, Series 2021-1, Class A, 2.00%, 07/25/2061(a)(c)	3,738,888	3,331,439
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A2, 1.85%, 04/25/2060(a)(c)	1,939,783	1,775,336
Series 2023-NQM4, Class B1, 7.11%, 05/25/2063(a)(c)	4,000,000	3,979,936
Series 2023-NQM8, Class B1, 8.28%, 10/25/2063(a)(c)	2,186,000	2,234,743
Series 2024-NQM2, Class B1, 7.91%, 02/25/2064(a)	2,041,000	2,080,993
Series 2024-NQM4, Class A1A, 4.35%, 01/25/2060(a)(b)	3,962,974	3,810,855
Series 2024-NQM4, Class A2, 4.35%, 01/25/2060(a)(b)	1,486,115	1,429,811
Series 2024-NQM4, Class A3, 4.35%, 01/25/2060(a)(b)	990,743	949,555
Brean Asset Backed Securities Trust
Series 2024-RM8, Class A1, 4.50%, 05/25/2064(a)	2,467,707	2,290,533
Series 2024-RM8, Class M3, 4.50%, 05/25/2064(a)	4,600,000	3,362,641
Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.71%, 02/25/2046(a)(c)	3,000,000	2,284,506
CC Funding Corp.
Series 2005-4A, Class NIO, 0.41%, 04/25/2037(a)(c)(d)	15,534,258	203,110
Series 2006-1A, Class A1, 5.61% (1 mo. Term SOFR + 0.26%), 12/25/2046(a)(e)	2,677,317	2,293,824
Series 2006-2A, Class A1, 5.59% (1 mo. Term SOFR + 0.24%), 04/25/2047(a)(e)	8,536,773	7,951,586
Series 2006-4A, Class A2, 5.64% (1 mo. Term SOFR + 0.29%), 11/25/2047(a)(e)	3,149,423	2,346,824
Chase Mortgage Finance Corp.
Series 2021-CL1, Class B, 11.85% (30 day avg SOFR US + 6.50%), 02/25/2050(a)	2,159,000	2,023,881
Series 2021-CL1, Class M3, 6.90% (30 day avg SOFR US + 1.55%), 02/25/2050(a)	2,149,161	2,045,419
Series 2021-CL1, Class M4, 8.00% (30 day avg SOFR US + 2.65%), 02/25/2050(a)	2,223,308	2,033,315
Series 2021-CL1, Class M5, 8.60% (30 day avg SOFR US + 3.25%), 02/25/2050(a)	889,213	796,505
Chaseflex Trust, Series 2005-2, Class 5A6, 5.00%, 06/25/2035	1,355,093	768,777
CIM Trust
Series 2019-J1, Class B5, 3.93%, 08/25/2049(a)(c)	613,000	393,743
Series 2021-J1, Class B4, 2.66%, 03/25/2051(a)(c)	1,296,566	744,234
Series 2021-J1, Class B5, 2.66%, 03/25/2051(a)(c)	810,000	386,533
Series 2021-J2, Class B4, 2.67%, 04/25/2051(a)(c)	1,551,904	897,740
Series 2021-J2, Class B5, 2.67%, 04/25/2051(a)(c)	718,000	343,536
Series 2021-J3, Class B4, 2.61%, 06/25/2051(a)(c)	1,281,000	639,421
Series 2021-J3, Class B5, 2.61%, 06/25/2051(a)(c)	481,000	204,203
Citimortgage Alternative Loan Trust
Series 2006-A4, Class 1A3, 6.00%, 09/25/2036(e)	2,686,112	2,381,179
Series 2006-A6, Class 1APO, 0.00%, 11/25/2036(f)	72,113	39,243
Series 2006-A7, Class 1A1, 6.00%, 12/25/2036(c)(e)	1,765,870	1,477,271

See accompanying notes which are an integral part of these financial statements.

2

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2006-A7, Class 1A9, 6.00% (1 mo. Term SOFR + 0.76%), 12/25/2036(e)	$3,392,825	$2,697,208
Series 2007-A3, Class 1A2, 6.00% (1 mo. Term SOFR + 0.71%), 03/25/2037(e)	2,112,925	1,644,175
Series 2007-A3, Class APO, 0.00%, 03/25/2037(f)	109,914	57,263
Series 2007-A4, Class APO, 0.00%, 04/25/2037(f)	72,599	38,021
Series 2007-A5, Class 1A3, 5.96% (1 mo. Term SOFR + 0.61%), 05/25/2037(e)	3,307,633	2,633,008
CitiMortgage, Inc., Series 2005-2, Class 1APO, 0.00%, 03/25/2035(f)	34,406	20,003
COLT Funding LLC
Series 2020-2R, Class B1, 4.12%, 10/26/2065(a)(c)	3,605,000	3,029,793
Series 2021-3R, Class M1, 2.36%, 12/25/2064(a)(c)	2,862,000	2,276,549
Series 2022-2, Class B1, 4.02%, 02/25/2067(a)(c)	1,750,000	1,391,098
Series 2022-3, Class B1, 4.23%, 02/25/2067(a)(c)	2,362,000	1,997,602
Series 2022-5, Class B1, 4.66%, 03/25/2067(a)(c)	4,714,000	4,281,453
Series 2022-7, Class B1, 6.29%, 04/25/2067(a)(c)	3,916,000	3,781,419
Series 2023-2, Class B1, 7.93%, 07/25/2068(a)(c)	2,000,000	2,027,548
Series 2023-3, Class B1, 7.84%, 09/25/2068(a)(c)	2,000,000	2,031,734
Series 2023-4, Class B1, 8.30%, 10/25/2068(a)(c)	1,688,000	1,718,995
Series 2024-1, Class B1, 7.83%, 02/25/2069(a)(c)	3,250,000	3,305,978
Series 2024-2, Class B1, 8.09%, 04/25/2069(a)(c)	2,500,000	2,564,270
Countrywide Alternative Loan Trust
Series 2005-14, Class 2X, 0.05%, 05/25/2035(c)(d)	12,648,632	76,562
Series 2005-16, Class X2, 0.00%, 06/25/2035(c)(d)	15,324,038	153
Series 2005-24, Class 1AX, 0.01%, 07/20/2035(c)(d)	6,857,440	5,356
Series 2005-27, Class 2X1, 0.00%, 08/25/2035(c)(d)	18,777,101	188
Series 2005-38, Class X, 5.09%, 09/25/2035(c)(d)	38,141,737	572
Series 2005-41, Class 2X2, 0.00%, 09/25/2035(c)(d)	3,566,121	7,293
Series 2005-44, Class 1X, 0.02%, 10/25/2035(c)(d)	17,952,442	41,021
Series 2005-51, Class 1X, 1.48%, 11/20/2035(c)(d)	13,794,777	1,070,309
Series 2005-51, Class 3X2, 0.05%, 11/20/2035(c)(d)	10,405,826	70,645
Series 2005-51, Class 4X, 0.03%, 11/20/2035(c)(d)	14,726,308	63,323
Series 2005-56, Class 4X, 0.00%, 11/25/2035(c)(d)	19,505,193	181,808
Series 2005-58R, Class A, 0.06%, 12/20/2035(a)(c)(d)	36,533,876	2,441,303
Series 2005-59R, Class A, 2.21%, 12/20/2035(a)(c)(d)	10,140,213	872
Series 2005-J11, Class 1A4, 5.50% (1 mo. Term SOFR + 0.51%), 11/25/2035	2,574,121	1,269,763
Series 2005-J14, Class A8, 5.50%, 12/25/2035	1,447,664	936,210
Series 2006-29T1, Class 2A13, 5.76% (1 mo. Term SOFR + 0.41%), 10/25/2036	1,507,816	693,093
Series 2006-HY10, Class 1X, 0.48%, 05/25/2036(c)(d)	2,416,772	45,227
Series 2006-OA1, Class 1X, 0.08%, 03/20/2046(c)(d)	8,520,580	85,538
Series 2006-OA10, Class XAD, 0.00%, 08/25/2046(b)(d)	20,449,142	18,302
Series 2006-OA10, Class XNB, 0.00%, 08/25/2046(c)(d)	18,799,913	188
Series 2006-OA10, Class XPP, 0.00%, 08/25/2046(c)(d)	11,725,723	117
Series 2006-OA3, Class X, 0.00%, 05/25/2036(c)(d)	12,671,874	31,287

See accompanying notes which are an integral part of these financial statements.

3

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-20, Class X, 0.17%, 10/25/2034(c)(d)	$5,260,776	$211,746
Series 2004-25, Class 1X, 0.00%, 02/25/2035(c)(d)	11,025,027	110
Series 2004-29, Class 1X, 0.00%, 02/25/2035(c)(d)	1,726,445	10
Series 2005-1, Class 1X, 0.00%, 03/25/2035(c)(d)	2,843,818	3,734
Series 2005-11, Class 4X, 0.05%, 04/25/2035(c)(d)	4,401,975	242,509
Series 2005-2, Class 2X, 0.00%, 03/25/2035(c)(d)	7,499,645	75
Series 2005-7, Class 3A2, 3.47%, 03/25/2035(c)(e)	3,262,321	2,587,781
Series 2005-7, Class 3X, 0.86%, 03/25/2035(c)(d)	884,736	36,060
Series 2006-12, Class X, 0.13%, 07/25/2036(c)(d)	13,325,912	54,370
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	1,881,570	674,947
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.50%, 11/25/2035(e)	2,039,239	833,484
Credit Suisse Management LLC, Series 2002-18, Class 2A1, 7.50%, 06/25/2032	1,898,388	1,769,157
Credit Suisse Mortgage Capital Certificates
Series 2006-4, Class 1A1, 6.00% (1 mo. Term SOFR + 0.81%), 05/25/2036	1,704,710	853,022
Series 2014-3R, Class 1A1, 2.47% (1 mo. LIBOR US + 0.45%), 03/27/2036(a)(g)	391,142	300,863
Series 2017-RPL3, Class B5, 4.56%, 08/01/2057(a)(c)	7,402,861	6,425,298
Series 2020-RPL4, Class B3, 4.01%, 01/25/2060(a)(c)	10,124,150	7,155,182
Series 2020-RPL4, Class B4, 4.01%, 01/25/2060(a)(c)	10,125,738	6,183,272
Series 2020-RPL4, Class XS, 1.56%, 01/25/2060(a)(c)(d)	175,574,271	5,656,476
Series 2021-AFC1, Class B1, 3.25%, 03/25/2056(a)(c)	3,031,450	1,794,837
Series 2021-AFC1, Class B2, 4.26%, 03/25/2056(a)(c)	1,539,950	986,395
Series 2021-INV1, Class AIOS, 0.04%, 07/25/2056(a)(c)(d)	107,543,947	187,772
Series 2021-INV1, Class AX4, 0.40%, 07/25/2056(a)(c)(d)	7,245,126	125,131
Series 2021-INV1, Class B3, 3.08%, 07/25/2056(a)(c)	4,117,450	3,414,358
Series 2021-INV1, Class B5, 3.08%, 07/25/2056(a)(c)	1,574,268	966,911
Series 2021-INV2, Class A11X, 0.00% (-1 x 30 day avg SOFR US + 4.15%), 11/25/2056(a)(d)(h)	19,580,352	630,781
Series 2021-INV2, Class A15X, 0.50%, 11/25/2056(a)(c)(d)	11,731,109	252,489
Series 2021-INV2, Class AIOS, 0.04%, 11/25/2056(a)(c)(d)	312,659,628	547,154
Series 2021-INV2, Class AX4, 0.15%, 11/25/2056(a)(c)(d)	17,967,764	115,784
Series 2021-INV2, Class B5, 3.29%, 11/25/2056(a)(c)	2,744,266	2,002,839
Series 2021-NQM2, Class M1, 2.28%, 02/25/2066(a)(c)	1,000,000	703,080
Series 2021-NQM8, Class A2, 2.30%, 10/25/2066(a)(c)	1,590,628	1,389,916
Series 2022-NQM4, Class A3, 4.82%, 06/25/2067(a)(b)	6,806,605	6,733,257
Series 2022-NQM5, Class M1, 5.17%, 05/25/2067(a)(c)	500,000	455,713
Series 2022-RPL3, Class A1, 3.89%, 03/25/2061(a)(c)	7,007,040	7,074,546
Deephaven Residential Mortgage Trust, Series 2022-1, Class B1, 4.28%, 01/25/2067(a)(c)	2,000,000	1,611,620
Deutsche ALT-A Securities, Inc.
Series 2005-5, Class 2A4, 5.50%, 11/25/2035(e)	3,302,941	1,713,047
Series 2006-AB2, Class A8, 4.75%, 06/25/2036(c)(e)	2,555,587	2,334,432

See accompanying notes which are an integral part of these financial statements.

4

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2007-AR1, Class A1, 5.70% (1 mo. Term SOFR + 0.35%), 01/25/2047(e)	$5,165,595	$4,730,352
Series 2007-AR1, Class A2, 5.82% (1 mo. Term SOFR + 0.47%), 01/25/2047	897,138	776,335
Series 2007-BAR1, Class A4, 5.94% (1 mo. Term SOFR + 0.59%), 03/25/2037(e)	76,432,950	4,617,926
Deutsche Mortgage Securities, Inc., Series 2009-RS6, Class A2B, 4.04%, 08/25/2037(a)(c)(e)	6,927,491	6,375,336
Downey Savings & Loan Association Mortgage Loan Trust
Series 2004-AR1, Class X2, 0.01%, 09/19/2044(c)(d)	11,712,818	3,795
Series 2004-AR2, Class C, 0.00%, 11/19/2044(i)	1,000	1
Series 2004-AR2, Class X2, 0.00%, 11/19/2044(c)(d)	10,677,493	8,980
Series 2004-AR4, Class X2, 0.00%, 01/19/2045(c)(d)	10,016,749	611
Series 2005-AR1, Class 1A, 6.00% (1 mo. Term SOFR + 0.65%), 02/19/2045(e)	16,821,741	12,825,636
Series 2005-AR1, Class C, 0.00%, 02/19/2045(i)	1,000,000	10,000
Series 2005-AR1, Class X2, 0.00%, 02/19/2045(c)(d)	18,578,066	21,773
Series 2005-AR2, Class 2A1C, 5.90% (1 mo. Term SOFR + 0.55%), 03/19/2045(e)	1,144,181	1,100,926
Series 2006-AR2, Class 2A1A, 5.66% (1 mo. Term SOFR + 0.31%), 10/19/2036(e)	18,425,552	12,463,928
Series 2007-AR1, Class 1A1A, 5.60% (1 mo. Term SOFR + 0.25%), 04/19/2047(e)	31,472,789	24,762,916
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.00%, 03/19/2045	1	28,071
Eagle Re Ltd.
Series 2021-2, Class M2, 9.60% (30 day avg SOFR US + 4.25%), 04/25/2034(a)	3,000,000	3,103,842
Series 2023-1, Class M2, 10.55% (30 day avg SOFR US + 5.20%), 09/26/2033(a)	3,000,000	3,152,058
Ellington Financial Mortgage Trust
Series 2021-2, Class M1, 2.30%, 06/25/2066(a)(c)	2,710,000	1,801,193
Series 2022-4, Class AIOS, 0.25%, 09/25/2067(a)(c)(d)	301,810,550	1,428,168
Series 2022-4, Class B3, 5.95%, 09/25/2067(a)(c)	20,820,278	11,732,393
Series 2022-4, Class X, 0.00%, 09/25/2067(a)(c)(d)	301,810,550	638,329
FIGRE Trust
Series 2024-HE1, Class A, 6.17%, 03/25/2054(a)(c)	4,164,965	4,227,139
Series 2024-HE1, Class C, 6.75%, 03/25/2054(a)(c)	1,388,322	1,420,986
First Horizon Alternative Mortgage Securities, Series 2006-FA1, Class 1A8, 5.50% (1 mo. Term SOFR + 0.61%), 04/25/2036	3,379,061	1,173,940
Flagstar Mortgage Trust
Series 2017-2, Class B5, 3.98%, 10/25/2047(a)(c)	1,153,000	837,914
Series 2018-2, Class B5, 4.00%, 04/25/2048(a)(c)	2,693,988	2,303,252
Series 2018-6RR, Class B5, 4.93%, 10/25/2048(a)(c)	2,478,000	1,965,664
Series 2021-1, Class B4, 3.09%, 02/01/2051(a)(c)	2,664,823	2,126,324
Series 2021-1, Class B5, 3.09%, 02/01/2051(a)(c)	1,222,000	645,359
Series 2021-10IN, Class B5, 3.51%, 10/25/2051(a)(c)	1,198,265	915,780
Series 2021-2, Class B4, 2.78%, 04/25/2051(a)(c)	1,340,188	748,243

See accompanying notes which are an integral part of these financial statements.

5

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2021-2, Class B5, 2.78%, 04/25/2051(a)(c)	$1,343,000	$658,900
Series 2021-6INV, Class B5, 3.49%, 08/25/2051(a)(c)	2,972,932	2,239,337
Series 2021-9INV, Class AX1, 0.48%, 09/25/2041(a)(c)(d)	205,913,366	2,700,966
Series 2021-9INV, Class B4, 2.98%, 09/25/2041(a)(c)	495,101	435,073
Series 2021-9INV, Class B5, 2.98%, 09/25/2041(a)(c)	1,238,138	771,813
GCAT Trust
Series 2020-NQM2, Class M1, 3.59%, 04/25/2065(a)(c)	1,650,000	1,444,426
Series 2021-NQM4, Class A3, 1.56%, 08/25/2066(a)(c)	698,379	583,740
Series 2021-NQM6, Class M1, 3.41%, 08/25/2066(a)(c)	1,250,000	886,889
Series 2021-NQM7, Class A1, 1.92%, 08/25/2066(a)(c)	4,468,310	4,070,643
Series 2022-NQM4, Class A3, 5.73%, 08/25/2067(a)(b)	830,992	840,875
Series 2023-NQM3, Class B1, 7.59%, 08/25/2068(a)(c)	8,940,000	9,016,213
Series 2024-NQM1, Class A3, 6.51%, 01/25/2059(a)(b)	891,782	902,119
Goldman Sachs Mortgage Pass-Through Trust, Series 2022-1, Class PT, 4.23%, 02/25/2053(a)(c)	48,716,510	43,128,239
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class X1, 0.00%, 06/25/2045(c)(d)	12,116,233	88,073
Series 2005-AR3, Class X1, 0.00%, 08/25/2045(c)(d)	20,736,780	238,328
Series 2005-AR4, Class 4A1A, 6.08% (1 mo. Term SOFR + 0.73%), 10/25/2045	1,327,398	1,135,564
Series 2005-AR4, Class X4, 0.00%, 10/25/2045(c)(d)	11,406,083	114
Series 2006-AR3, Class 4X, 1.00%, 04/25/2036(d)	13,779,962	470,324
GS Mortgage Securities Corp.
Series 2014-5R, Class 3B2, 5.75% (1 mo. Term SOFR + 0.26%), 02/26/2037(a)	5,707,000	5,202,855
Series 2014-5R, Class 3B3, 5.75% (1 mo. Term SOFR + 0.26%), 02/26/2037(a)(e)	5,707,000	4,797,401
Series 2014-5R, Class 3B4, 5.75% (1 mo. Term SOFR + 0.26%), 02/26/2037(a)(e)	5,709,149	4,168,141
GS Mortgage-Backed Securities Trust
Series 2019-PJ1, Class B4, 4.04%, 08/25/2049(a)(c)	1,500,000	1,202,956
Series 2019-PJ1, Class B5, 4.04%, 08/25/2049(a)(c)	577,000	413,113
Series 2019-PJ3, Class AIOS, 0.22%, 03/25/2050(a)(c)(d)	27,889,070	265,643
Series 2019-PJ3, Class B6, 3.95%, 03/25/2050(a)(c)	1,730,156	964,763
Series 2020-PJ5, Class B5, 3.26%, 03/27/2051(a)(c)	1,730,698	1,113,772
Series 2020-PJ6, Class AX1, 0.02%, 05/25/2051(a)(c)(d)	317,394,030	275,498
Series 2020-PJ6, Class B4, 2.77%, 05/25/2051(a)(c)	1,752,408	1,405,445
Series 2020-PJ6, Class B5, 2.77%, 05/25/2051(a)(c)	1,518,282	926,000
Series 2020-PJ6, Class B6, 2.77%, 05/25/2051(a)(c)	1,704,942	655,025
Series 2020-RPL1, Class B1, 3.82%, 07/25/2059(a)(c)	6,323,000	4,909,923
Series 2021-HP1, Class B1, 3.21%, 01/25/2052(a)(c)(e)	4,448,230	3,721,047
Series 2021-HP1, Class B3, 3.21%, 01/25/2052(a)(c)(e)	3,559,897	2,956,160
Series 2021-HP1, Class B4, 3.21%, 01/25/2052(a)(c)	3,569,561	2,932,562
Series 2021-HP1, Class B5, 3.21%, 01/25/2052(a)(c)	1,433,610	1,114,251
Series 2021-INV1, Class B3, 3.03%, 12/25/2051(a)(c)	4,024,994	3,316,414
Series 2021-MM1, Class A2, 2.50%, 04/25/2052(a)(c)	861,045	706,736
Series 2021-MM1, Class B1, 2.73%, 04/25/2052(a)(c)(e)	4,525,449	3,700,491

See accompanying notes which are an integral part of these financial statements.

6

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2021-MM1, Class B2, 2.73%, 04/25/2052(a)(c)(e)	$4,530,154	$3,665,556
Series 2021-MM1, Class B3, 2.73%, 04/25/2052(a)(c)(e)	2,509,990	1,999,027
Series 2021-MM1, Class B4, 2.73%, 04/25/2052(a)(c)	1,523,773	722,611
Series 2021-MM1, Class B5, 2.73%, 04/25/2052(a)(c)	849,000	343,568
Series 2021-PJ1, Class B4, 2.75%, 06/25/2051(a)(c)	2,288,702	1,687,414
Series 2021-PJ1, Class B5, 2.75%, 06/25/2051(a)(c)	1,039,000	524,169
Series 2021-PJ11, Class A2, 2.50%, 04/25/2052(a)(c)	1,270,779	1,038,555
Series 2021-PJ11, Class B4, 2.86%, 04/25/2052(a)(c)	1,300,000	667,564
Series 2021-PJ11, Class B5, 2.86%, 04/25/2052(a)(c)	1,606,000	714,410
Series 2021-PJ2, Class B2, 2.69%, 07/25/2051(a)(c)(e)	5,237,223	4,264,524
Series 2021-PJ3, Class B4, 2.65%, 08/25/2051(a)(c)	1,218,746	960,978
Series 2021-PJ3, Class B5, 2.65%, 08/25/2051(a)(c)	1,226,072	730,023
Series 2021-PJ4, Class AX1, 0.01%, 09/25/2051(a)(c)(d)	456,386,291	222,717
Series 2021-PJ4, Class B2, 2.61%, 09/25/2051(a)(c)	7,611,423	6,262,900
Series 2021-PJ4, Class B4, 2.61%, 09/25/2051(a)(c)	2,588,401	1,564,875
Series 2021-PJ4, Class B5, 2.61%, 09/25/2051(a)(c)	1,244,000	594,724
Series 2021-PJ5, Class B4, 2.59%, 10/25/2051(a)(c)	3,611,772	2,473,385
Series 2021-PJ5, Class B5, 2.59%, 10/25/2051(a)(c)	1,194,000	571,905
Series 2021-PJ6, Class AX1, 0.02%, 11/25/2051(a)(c)(d)	786,366,147	733,680
Series 2021-PJ6, Class B4, 2.68%, 11/25/2051(a)(c)	5,333,906	4,049,640
Series 2021-PJ6, Class B5, 2.68%, 11/25/2051(a)(c)	1,038,000	506,451
Series 2021-PJ6, Class B6, 2.68%, 11/25/2051(a)(c)	4,647,730	1,601,454
Series 2021-PJ7, Class B4, 2.72%, 01/25/2052(a)(c)	7,358,436	5,594,015
Series 2021-PJ7, Class B5, 2.72%, 01/25/2052(a)(c)	1,747,715	933,579
Series 2021-PJ7, Class B6, 2.72%, 01/25/2052(a)(c)	3,252,733	1,116,205
Series 2021-PJ8, Class B4, 2.76%, 01/25/2052(a)(c)	3,747,148	2,770,918
Series 2021-PJ8, Class B5, 2.76%, 01/25/2052(a)(c)	1,237,000	613,703
Series 2021-PJ9, Class B4, 2.93%, 02/26/2052(a)(c)	3,269,338	2,516,939
Series 2021-PJ9, Class B5, 2.93%, 02/26/2052(a)(c)	1,231,074	823,404
Series 2021-PJ9, Class B6, 2.87%, 02/26/2052(a)(c)	5,673,304	1,996,039
Series 2022-GR1, Class B2, 3.20%, 06/25/2052(a)(c)	10,221,274	8,249,427
Series 2022-GR1, Class B4, 3.20%, 06/25/2052(a)(c)	3,723,367	2,785,377
Series 2022-GR1, Class B5, 3.20%, 06/25/2052(a)(c)	1,169,016	814,499
Series 2022-LTV1, Class A14, 3.00%, 06/25/2052(a)(c)	59,557,500	41,823,123
Series 2022-LTV1, Class A15X, 0.00% (-1 x 30 day avg SOFR US + 4.15%), 06/25/2052(a)(d)(h)	13,599,219	475,538
Series 2022-LTV1, Class B1, 3.25%, 06/25/2052(a)(c)	11,887,202	9,787,994
Series 2022-LTV1, Class B2, 3.25%, 06/25/2052(a)(c)(e)	4,665,066	3,794,509
Series 2022-LTV1, Class B4, 3.25%, 06/25/2052(a)(c)	4,814,758	3,581,857
Series 2022-LTV1, Class B5, 3.25%, 06/25/2052(a)(c)	752,247	511,278
Series 2022-PJ3, Class A4, 2.50%, 08/25/2052(a)(c)	4,295,954	3,501,765
Series 2023-CCM1, Class B1, 7.49%, 08/25/2053(a)(c)	2,300,000	2,307,721
Series 2023-PJ3, Class A16, 5.50%, 10/27/2053(a)(c)	4,532,963	4,558,275
Series 2023-PJ4, Class A15, 6.00%, 01/25/2054(a)(c)	3,265,799	3,324,316
Series 2023-PJ6, Class A16, 6.50%, 04/25/2054(a)(c)	3,800,251	3,894,285

See accompanying notes which are an integral part of these financial statements.

7

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
GSAA Trust
Series 2005-14, Class 2A3, 6.16% (1 mo. Term SOFR + 0.81%), 12/25/2035(e)	$2,124,405	$1,806,747
Series 2006-18, Class AF5A, 6.50%, 11/25/2036(b)	1,980,511	793,484
Series 2007-2, Class AV1, 5.54% (1 mo. Term SOFR + 0.19%), 03/25/2037	3,311,889	665,921
Series 2007-5, Class 2A1A, 5.70% (1 mo. Term SOFR + 0.35%), 04/25/2047(e)	1,684,340	1,510,826
GSR Mortgage Loan Trust
Series 2005-6F, Class 3A6, 5.79% (1 mo. Term SOFR + 0.44%), 07/25/2035	1,426,956	1,162,788
Series 2007-3F, Class 4A1, 5.76% (1 mo. Term SOFR + 0.41%), 05/25/2037	4,475,551	975,406
Harborview Mortgage Loan Trust
Series 2004-11, Class X1, 0.00%, 01/19/2035(c)(d)	6,909,099	69
Series 2004-7, Class X1, 0.50%, 11/19/2034(c)(d)	1,502,024	23,598
Series 2004-9, Class 4A2, 6.24% (1 mo. Term SOFR + 0.89%), 12/19/2034(e)	1,651,782	1,399,984
Series 2005-1, Class X, 0.00%, 03/19/2035(c)(d)	5,040,342	7,233
Series 2005-10, Class X, 0.00%, 11/19/2035(c)(d)	25,606,882	256
Series 2005-11, Class X, 0.00%, 08/19/2045(c)(d)	7,261,880	73
Series 2005-12, Class X2B, 0.12%, 10/19/2035(c)(d)	7,422,671	74
Series 2005-13, Class X, 0.00%, 02/19/2036(c)(d)	12,543,892	125
Series 2005-15, Class 2A11, 6.00% (1 mo. Term SOFR + 0.65%), 10/20/2045(e)	2,364,934	2,079,020
Series 2005-3, Class X2, 0.04%, 06/19/2035(c)(d)	36,298,282	363
Series 2005-8, Class 2XA1, 0.04%, 09/19/2035(c)(d)	21,704,962	217
Series 2006-14, Class 2A1A, 5.76% (1 mo. Term SOFR + 0.41%), 01/25/2047(e)	15,779,516	13,903,190
Series 2007-6, Class 1A1A, 5.66% (1 mo. Term SOFR + 0.31%), 08/19/2037(e)	15,256,639	12,677,779
Series 2007-6, Class 2A1A, 5.65% (1 mo. Term SOFR + 0.30%), 08/19/2037	1,654,006	1,482,667
Helios Loan Funding Trust, 12.63%, 06/06/2034	13,191,224	13,968,873
Home RE Ltd.
Series 2021-2, Class M2, 8.60% (30 day avg SOFR US + 3.25%), 01/25/2034(a)	8,250,000	8,306,166
Series 2023-1, Class M2, 11.35% (30 day avg SOFR US + 6.00%), 10/25/2033(a)	3,000,000	3,266,463
Homebanc Mortgage Trust, Series 2004-2, Class A2, 6.36% (1 mo. Term SOFR + 1.01%), 12/25/2034	897,009	843,208
Impac Secured Assets CMN Owner Trust, Series 2006-2, Class 1A2C, 6.02% (1 mo. Term SOFR + 0.67%), 08/25/2036(e)	3,508,393	3,068,791
Indymac Index Mortgage Loan Trust
Series 2004-AR12, Class AX2, 0.00%, 12/25/2034(c)(d)	1,698,180	17
Series 2005-16IP, Class AX, 0.00%, 07/25/2045(c)(d)	12,186,340	5,910
Series 2005-AR10, Class AX, 0.00%, 06/25/2035(c)(d)	26,034,769	260
Series 2005-AR12, Class AX2, 0.00%, 07/25/2035(c)(d)	39,437,844	394

See accompanying notes which are an integral part of these financial statements.

8

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)
	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2005-AR14, Class 2X, 0.01%, 07/25/2035(c)(d)	$19,240,265	$16,643
Series 2005-AR2, Class AX2, 0.00%, 02/25/2035(c)(d)	9,906,075	4,695
Series 2005-AR4, Class AX2, 0.00%, 03/25/2035(c)(d)	12,842,191	161,850
Series 2005-AR8, Class AX2, 0.00%, 05/25/2035(c)(d)	15,988,171	160
Series 2006-AR25, Class 5A1, 3.67%, 09/25/2036(c)(e)	3,945,608	3,218,449
Series 2007-AR9, Class 2A1, 4.04%, 04/25/2037(c)(e)	3,295,263	2,121,777
JP Morgan Alternative Loan Trust, Series 2006-A7, Class 1A4, 5.92% (1 mo. Term SOFR + 0.57%), 12/25/2036	989,190	857,372
JP Morgan Chase Commercial Mortgage Securities
Series 2019-LTV1, Class B4, 4.58%, 06/25/2049(a)(c)	4,202,855	3,978,322
Series 2019-LTV1, Class B5, 4.58%, 06/25/2049(a)(c)	1,752,008	1,412,104
Series 2019-LTV1, Class B6, 4.27%, 06/25/2049(a)(c)	2,800,224	1,930,609
JP Morgan Mortgage Trust
Series 2005-ALT1, Class 2A1, 5.46%, 10/25/2035(c)(e)	4,986,022	4,060,856
Series 2006-A6, Class 1A4L, 4.38%, 10/25/2036(c)	1,383,630	1,047,921
Series 2007-A4, Class 3A3, 5.47%, 06/25/2037(c)	1,166,630	869,625
Series 2019-7, Class AX1, 0.00%, 02/25/2050(a)(c)(d)	19,707,943	59
Series 2019-7, Class B4, 3.97%, 02/25/2050(a)(c)	2,830,223	2,294,320
Series 2019-7, Class B5, 3.97%, 02/25/2050(a)(c)	1,199,000	786,918
Series 2019-7, Class B6, 3.97%, 02/25/2050(a)(c)	1,554,174	915,740
Series 2019-8, Class AX1, 0.17%, 03/25/2050(a)(c)(d)	45,587,817	331,332
Series 2019-9, Class B4, 3.80%, 05/25/2050(a)(c)	2,777,874	2,464,849
Series 2019-9, Class B5, 3.80%, 05/25/2050(a)(c)	2,469,624	2,173,912
Series 2019-9, Class B6, 3.75%, 05/25/2050(a)(c)	4,740,327	2,528,135
Series 2019-LTV3, Class B5, 4.37%, 03/25/2050(a)(c)	1,767,774	1,553,140
Series 2020-1, Class B4, 3.82%, 06/25/2050(a)(c)	3,807,497	3,310,600
Series 2020-1, Class B5, 3.82%, 06/25/2050(a)(c)	2,110,694	1,716,866
Series 2020-1, Class B6, 3.48%, 06/25/2050(a)(c)	3,561,003	2,120,958
Series 2020-2, Class B4, 3.82%, 07/25/2050(a)(c)	282,933	249,250
Series 2020-3, Class B4, 3.84%, 08/25/2050(a)(c)	202,917	178,068
Series 2020-3, Class B5, 3.84%, 08/25/2050(a)(c)	1,610,709	1,387,966
Series 2020-5, Class B4, 3.57%, 12/25/2050(a)(c)	3,408,812	2,951,343
Series 2020-5, Class B5, 3.57%, 12/25/2050(a)(c)	1,703,497	1,292,203
Series 2020-5, Class B6, 3.57%, 12/25/2050(a)(c)	4,046,371	2,000,857
Series 2020-9, Class B6, 2.83%, 05/25/2051(a)(c)	1,075,745	438,605
Series 2020-LTV1, Class B5, 4.26%, 06/25/2050(a)(c)	2,770,781	2,407,144
Series 2020-LTV1, Class B6, 4.11%, 06/25/2050(a)(c)	9,086,972	6,770,176
Series 2020-LTV2, Class B5, 4.01%, 11/25/2050(a)(c)	3,013,864	2,476,119
Series 2020-LTV2, Class B6, 3.98%, 11/25/2050(a)(c)	8,196,613	5,475,534
Series 2021-10, Class B5, 2.83%, 12/25/2051(a)(c)	2,356,679	1,591,479
Series 2021-10, Class B6, 2.83%, 12/25/2051(a)(c)	3,959,004	1,404,370
Series 2021-15, Class B3, 3.12%, 06/25/2052(a)(c)	8,668,978	6,958,372
Series 2021-15, Class B4, 3.12%, 06/25/2052(a)(c)	5,043,443	3,908,260
Series 2021-15, Class B5, 3.12%, 06/25/2052(a)(c)	4,033,621	2,921,608
Series 2021-15, Class B6, 2.93%, 06/25/2052(a)(c)	7,994,621	2,937,576
Series 2021-3, Class B4, 2.94%, 07/25/2051(a)(c)	2,023,174	1,577,026
Series 2021-6, Class B4, 2.86%, 10/25/2051(a)(c)	3,609,622	2,750,135

See accompanying notes which are an integral part of these financial statements.

9

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2021-6, Class B5, 2.86%, 10/25/2051(a)(c)	$2,887,882	$1,995,460
Series 2021-6, Class B6, 2.86%, 10/25/2051(a)(c)	4,581,872	1,632,306
Series 2021-7, Class B4, 2.80%, 11/25/2051(a)(c)	1,769,665	1,353,008
Series 2021-7, Class B5, 2.80%, 11/25/2051(a)(c)	1,769,665	991,253
Series 2021-7, Class B6, 1.76%, 11/25/2051(a)(c)	2,819,035	1,072,789
Series 2021-8, Class B4, 2.84%, 12/25/2051(a)(c)	3,017,154	2,311,744
Series 2021-8, Class B5, 2.84%, 12/25/2051(a)(c)	2,154,713	1,149,723
Series 2021-INV6, Class A5A, 2.50%, 04/25/2052(a)(c)	1,154,030	949,597
Series 2022-1, Class B4, 3.09%, 07/25/2052(a)(c)	14,152,005	10,686,745
Series 2022-1, Class B5, 3.09%, 07/25/2052(a)(c)	6,654,589	4,253,793
Series 2022-1, Class B6, 2.09%, 07/25/2052(a)(c)	5,628,864	2,040,041
Series 2023-6, Class B3, 6.23%, 12/26/2053(a)(c)	4,859,466	4,908,236
Series 2023-6, Class B4, 6.23%, 12/26/2053(a)(c)	1,579,450	1,416,376
Series 2023-6, Class B5, 6.23%, 12/26/2053(a)(c)	1,234,000	947,668
Series 2023-6, Class B6, 5.89%, 12/26/2053(a)(c)	986,203	640,553
Series 2023-7, Class B4, 6.30%, 02/25/2054(a)(c)	1,035,500	905,644
Series 2023-7, Class B5, 6.30%, 02/25/2054(a)(c)	717,000	554,320
Series 2023-7, Class B6, 6.06%, 02/25/2054(a)(c)	637,329	412,525
Series 2023-9, Class B5, 6.42%, 04/25/2054(a)(c)	1,054,000	842,200
Series 2023-9, Class B6, 6.16%, 04/25/2054(a)(c)	1,054,525	708,329
Series 2024-4, Class B4, 7.21%, 10/25/2054(a)(c)	3,037,993	3,036,274
Series 2024-4, Class B6, 7.12%, 10/25/2054(a)(c)	2,742,301	2,017,618
Series 2024-5, Class B4, 6.97%, 11/25/2054(a)(c)	2,639,422	2,547,826
Series 2024-5, Class B5, 6.97%, 11/25/2054(a)(c)	2,366,000	1,929,523
Series 2024-6, Class B4, 6.96%, 12/25/2054(a)(c)	2,515,000	2,324,677
Series 2024-6, Class B5, 6.96%, 12/25/2054(a)(c)	1,795,000	1,485,650
JP Morgan Wealth Management, Series 2020-ATR1, Class A5, 3.00%, 02/25/2050(a)(c)	3,000,000	2,584,278
JPMorgan Chase Bank NA
Series 2019-CL1, Class M2, 7.16% (1 mo. Term SOFR + 1.81%), 04/25/2047(a)	3,613,206	3,692,140
Series 2019-CL1, Class M4, 8.06% (1 mo. Term SOFR + 2.71%), 04/25/2047(a)	1,337,721	1,359,537
Series 2020-CL1, Class B, 15.46% (1 mo. Term SOFR + 10.11%), 10/25/2057(a)	6,694,579	7,031,571
Series 2020-CL1, Class M2, 7.96% (1 mo. Term SOFR + 2.61%), 10/25/2057(a)	3,038,460	3,101,277
Series 2020-CL1, Class M4, 9.81% (1 mo. Term SOFR + 4.46%), 10/25/2057(a)	971,513	992,502
Series 2020-CL1, Class M5, 11.06% (1 mo. Term SOFR + 5.71%), 10/25/2057(a)	1,865,943	1,942,181
Series 2021-CL1, Class B, 12.25% (30 day avg SOFR US + 6.90%), 03/25/2051(a)	1,151,000	1,123,900
Series 2021-CL1, Class M5, 9.20% (30 day avg SOFR US + 3.85%), 03/25/2051(a)	404,351	370,926

See accompanying notes which are an integral part of these financial statements.

10

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Lake Summit Mortgage Trust
8.67%, 08/15/2049(c)	$3,054,044	$3,012,931
6.68%, 08/28/2049(c)	91,337,663	88,147,787
Lehman Mortgage Trust
Series 2007-5, Class PO1, 0.00%, 06/25/2037(f)	16,392	12,027
Series 2007-9, Class AP, 0.00%, 10/25/2037(f)	12,020	9,846
Lehman XS Trust
Series 2005-3, Class 3A3A, 4.86%, 09/25/2035(b)	905,402	806,653
Series 2007-9, Class WFIO, 0.55%, 04/25/2037(d)	15,383,390	154
Luminent Mortgage Trust
Series 2006-1, Class A1, 6.18% (1 mo. Term SOFR + 0.83%), 04/25/2036(e)	3,168,377	2,716,623
Series 2006-1, Class X, 0.05%, 04/25/2036(c)(d)	22,379,007	91,015
Series 2006-2, Class X, 0.00%, 02/25/2046(c)(d)	29,954,787	300
Series 2006-5, Class X, 0.00%, 07/25/2036(c)(d)	25,412,228	254
Mastr Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 4.81%, 09/25/2035(c)	1,184,465	1,092,942
MASTR Alternative Loans Trust
Series 2004-6, Class 30PO, 0.00%, 07/25/2034(f)	76,381	63,439
Series 2007-1, Class 15PO, 0.00%, 08/25/2024(f)	2,913	0
Series 2007-HF1, Class 4A1, 7.00%, 10/25/2047(e)	9,538,410	4,529,400
MASTR Asset Securitization Trust
Series 2005-2, Class PO, 0.00%, 11/25/2035(f)	10,107	6,331
Series 2007-1, Class AP, 0.00%, 11/25/2037(f)	403	0
Mello Mortgage Capital Acceptance
Series 2018-MTG1, Class B4, 3.69%, 03/25/2048(a)(c)	1,799,000	1,410,308
Series 2018-MTG1, Class B5, 3.69%, 03/25/2048(a)(c)	1,499,000	1,084,107
Series 2021-INV4, Class B5, 3.21%, 12/25/2051(a)(c)	1,163,093	836,841
Series 2021-MTG1, Class B4, 2.64%, 04/25/2051(a)(c)	1,054,277	803,937
Series 2021-MTG1, Class B5, 2.64%, 04/25/2051(a)(c)	526,680	285,742
Series 2021-MTG2, Class B4, 2.67%, 06/25/2051(a)(c)	1,611,095	1,157,908
Series 2021-MTG2, Class B5, 2.67%, 06/25/2051(a)(c)	349,000	150,752
Series 2021-MTG3, Class B5, 2.90%, 07/01/2051(a)(c)	488,000	221,845
Mello Warehouse Securitization Trust, Series 2021-3, Class F, 10.61% (1 mo. Term SOFR + 5.26%), 11/25/2055(a)	11,750,000	11,874,479
Merrill Lynch Mortgage Investors, Inc., Series 2006-AF1, Class AF2A, 6.25%, 08/25/2036	1,637,917	705,606
MFRA Trust
Series 2021-AEI2, Class B1, 3.28%, 10/25/2051(a)(c)(e)	3,110,312	2,578,744
Series 2021-AEI2, Class B2, 3.28%, 10/25/2051(a)(c)(e)	5,705,553	4,674,771
Series 2021-AEI2, Class B5, 3.28%, 10/25/2051(a)(c)	1,984,540	1,435,223
Series 2021-RPL1, Class A2, 2.07%, 07/25/2060(a)(c)	4,106,000	3,409,951
Series 2021-RPL1, Class M2, 2.85%, 07/25/2060(a)(c)	4,500,000	3,610,746
Morgan Stanley ABS Capital, Inc.
Series 2007-HE6, Class A3, 5.64% (1 mo. Term SOFR + 0.29%), 05/25/2037	12,558,084	11,471,446

See accompanying notes which are an integral part of these financial statements.

11

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2007-HE6, Class A4, 5.71% (1 mo. Term SOFR + 0.36%), 05/25/2037(e)	$1,808,364	$1,631,879
Morgan Stanley Mortgage Loan Trust
Series 2005-6AR, Class 5A1, 4.53%, 11/25/2035(c)	2,004,315	886,576
Series 2006-3AR, Class 1AX, 0.00%, 03/25/2036(c)(d)	13,724,198	359,396
Series 2006-3AR, Class 2A1, 4.79%, 03/25/2036(c)(e)	4,536,766	2,834,712
Series 2006-3AR, Class 2A3, 4.79%, 03/25/2036(c)(e)	2,305,934	1,511,238
Series 2006-5AR, Class AX, 0.00%, 04/25/2036(c)(d)	15,044,485	147,917
Series 2006-7, Class 4A2, 6.00% (1 mo. Term SOFR + 0.86%), 06/25/2036	3,051,208	1,194,835
Morgan Stanley Reremic Trust, Series 2015-R4, Class CB3, 4.82%, 08/26/2047(a)(c)	1,010,309	775,106
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-1, Class B4, 2.95%, 03/25/2051(a)(c)	777,338	470,172
Series 2021-1, Class B5, 2.95%, 03/25/2051(a)(c)	988,000	501,073
Series 2021-3, Class B4, 2.79%, 06/25/2051(a)(c)	1,093,000	561,921
Series 2021-3, Class B5, 2.79%, 06/25/2051(a)(c)	781,000	342,786
Series 2021-4, Class B1, 2.93%, 07/25/2051(a)(c)	7,231,785	5,854,744
Series 2021-4, Class B2, 2.93%, 07/25/2051(a)(c)(e)	3,426,260	2,756,327
Series 2021-4, Class B4, 2.93%, 07/25/2051(a)(c)	1,240,000	658,710
Series 2021-4, Class B5, 2.93%, 07/25/2051(a)(c)	690,000	312,826
Series 2021-5, Class B2, 2.98%, 08/25/2051(a)(c)(e)	6,012,682	4,887,132
Series 2021-5, Class B4, 2.98%, 08/25/2051(a)(c)	2,004,538	1,203,354
Series 2021-5, Class B5, 2.98%, 08/25/2051(a)(c)	956,000	441,334
MortgageIT Trust, Series 2006-1, Class 1X, 0.00%, 04/25/2036(c)(d)	7,871,618	79
New Residential Mortgage Loan Trust
Series 2018-2A, Class B6, 5.36%, 02/25/2058(a)(c)	1,175,207	769,972
Series 2019-2A, Class B6, 4.79%, 12/25/2057(a)(c)	4,949,412	3,598,183
Series 2019-6A, Class B5IA, 1.75%, 09/25/2059(a)(c)(d)	13,734,754	1,063,029
Series 2019-6A, Class B6, 4.38%, 09/25/2059(a)(c)	16,588,500	9,170,272
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 2.04% (1 mo. Term SOFR + 0.27%), 03/26/2037(a)(e)	3,759,194	2,958,726
Oceanview Mortgage Trust
Series 2021-5, Class B4, 2.97%, 10/25/2051(a)(c)	1,715,000	935,409
Series 2021-5, Class B5, 2.97%, 10/25/2051(a)(c)	734,000	343,336
Onslow Bay Mortgage Loan Trust
Series 2021-INV3, Class A3, 2.50%, 10/25/2051(a)(c)	1,231,434	1,004,611
Series 2021-J2, Class A1, 2.50%, 07/25/2051(a)(c)	1,607,553	1,309,522
Series 2021-NQM1, Class A1, 1.07%, 02/25/2066(a)(c)	1,089,160	950,885
Series 2021-NQM2, Class A3, 1.56%, 05/25/2061(a)(c)	1,951,907	1,596,546
PHH Alternative Mortgage Trust
Series 2007-1, Class 21PO, 0.00%, 02/25/2037(f)	11,651	9,373
Series 2007-2, Class 2A2, 6.00%, 05/25/2037	1,054,127	873,382
Pretium Mortgage Credit Partners LLC
Series 2021-NPL2, Class A1, 4.99%, 06/27/2060(a)(b)	939,676	922,882
Series 2021-RN1, Class A1, 4.99%, 02/25/2061(a)(b)	4,136,632	4,084,689

See accompanying notes which are an integral part of these financial statements.

12

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2024-NPL3, Class A1, 7.52%, 04/27/2054(a)(b)	$1,967,345	$1,998,533
Series 2024-NPL4, Class A1, 7.00%, 07/25/2054(a)(b)	1,000,000	1,009,968
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(a)(b)	3,585,623	3,703,210
Progress Residential Trust, Series 2023-SFR2, Class D, 4.50%, 10/17/2040(a)	800,000	755,910
PRPM LLC
Series 2021-3, Class A1, 4.87%, 04/25/2026(a)(b)	368,018	360,631
Series 2021-7, Class A1, 1.87%, 08/25/2026(a)(b)	2,035,962	1,977,274
Series 2021-RPL1, Class M1, 2.68%, 07/25/2051(a)(c)	6,167,000	5,066,123
Series 2022-NQM1, Class B1, 5.43%, 08/25/2067(a)(c)	3,500,000	3,285,376
Series 2023-NQM3, Class M1, 7.25%, 11/25/2068(a)(c)	750,000	776,911
Series 2024-1, Class A1, 6.96%, 02/25/2029(a)(b)	3,535,902	3,579,542
Series 2024-2, Class A1, 7.03%, 03/25/2029(a)(b)	951,272	966,477
Series 2024-3, Class A1, 6.99%, 05/25/2029(a)(b)	1,923,741	1,956,418
Series 2024-3, Class A2, 9.56%, 05/25/2029(a)(b)	1,000,000	1,017,020
Series 2024-NQM1, Class A3, 6.67%, 12/25/2068(a)(b)	1,683,726	1,709,571
Series 2024-NQM2, Class B1, 7.73%, 06/25/2069(a)(c)	2,000,000	2,008,532
Series 2024-RCF1, Class A1, 4.00%, 01/25/2054(a)(b)	1,653,179	1,597,669
Series 2024-RCF1, Class A3, 4.00%, 01/25/2054(a)(b)	1,000,000	918,281
Series 2024-RCF1, Class M1, 4.00%, 01/25/2054(a)(b)	1,250,000	1,099,590
Series 2024-RCF2, Class A3, 3.75%, 03/25/2054(a)(b)	2,000,000	1,818,640
Radnor RE Ltd.
Series 2021-1, Class M2, 8.50% (30 day avg SOFR US + 3.15%), 12/27/2033(a)	3,500,000	3,512,747
Series 2023-1, Class M1A, 8.05% (30 day avg SOFR US + 2.70%), 07/25/2033(a)	4,500,000	4,551,188
RALI Trust
Series 2005-QA13, Class 2A1, 5.33%, 12/25/2035(c)(e)	3,312,999	2,948,413
Series 2005-QO5, Class X, 1.70%, 01/25/2046(c)(d)	20,441,003	861,527
Series 2005-QS13, Class AP, 0.00%, 09/25/2035(f)	202,894	115,111
Series 2005-QS17, Class A1, 6.00%, 12/25/2035(e)	1,657,382	1,458,080
Series 2005-QS17, Class AP, 0.00%, 12/25/2035(f)	230,148	136,003
Series 2006-QA7, Class 2A1, 5.83% (1 mo. Term SOFR + 0.48%), 08/25/2036(e)	4,768,419	4,197,567
Series 2006-QA9, Class A1, 5.82% (1 mo. Term SOFR + 0.47%), 11/25/2036	1,422,460	781,855
Series 2006-QS11, Class 1A2, 6.00%, 08/25/2036(e)	1,954,069	1,497,647
Series 2006-QS11, Class 1A8, 6.00%, 08/25/2036(e)	1,946,838	1,477,778
Series 2006-QS12, Class AP, 0.00%, 09/25/2036(f)	74,291	44,333
Series 2006-QS14, Class A15, 5.76% (1 mo. Term SOFR + 0.41%), 11/25/2036	1,387,853	956,876
Series 2006-QS14, Class A25, 6.50%, 11/25/2036(e)	4,735,405	3,893,976
Series 2006-QS15, Class A5, 6.50%, 10/25/2036	931,100	790,103
Series 2006-QS15, Class AP, 0.00%, 10/25/2036(f)	111,173	54,789
Series 2006-QS16, Class AP, 0.00%, 11/25/2036(f)	100,881	48,882
Series 2006-QS3, Class 1A1, 5.50% (1 mo. Term SOFR + 0.81%), 03/25/2036(e)	2,391,765	1,890,528

See accompanying notes which are an integral part of these financial statements.

13

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2006-QS3, Class 1A8, 5.86% (1 mo. Term SOFR + 0.51%), 03/25/2036	$1,290,390	$1,035,954
Series 2006-QS5, Class AP, 0.00%, 05/25/2036(f)	29,533	18,015
Series 2006-QS9, Class 1AP, 0.00%, 07/25/2036(f)	35,392	20,111
Series 2006-QS9, Class 2AP, 0.00%, 07/25/2036(f)	14,951	0
Series 2007-QA2, Class A3, 5.76% (1 mo. Term SOFR + 0.41%), 02/25/2037(e)	5,077,776	4,518,647
Series 2007-QS1, Class 1AP, 0.00%, 01/25/2037(f)	22,082	17,806
Series 2007-QS1, Class 2A10, 6.00%, 01/25/2037	1,381,964	1,059,851
Series 2007-QS3, Class AP, 0.00%, 02/25/2037(f)	377,655	175,142
Series 2007-QS4, Class 4A3, 0.00%, 03/25/2037(f)	500,777	24,186
Series 2007-QS5, Class AP, 0.00%, 03/25/2037(f)	173,004	86,948
Series 2007-QS6, Class AP, 0.00%, 04/25/2037(f)	293,591	135,603
Series 2007-QS9, Class AP, 0.00%, 07/25/2037(f)	833,931	376,953
Rate Mortgage Trust
Series 2021-HB1, Class B4, 2.70%, 12/25/2051(a)(c)	2,505,818	1,682,374
Series 2021-HB1, Class B5, 2.70%, 12/25/2051(a)(c)	575,000	221,959
Series 2021-J1, Class B4, 2.71%, 07/25/2051(a)(c)	1,291,000	655,309
Series 2021-J1, Class B5, 2.71%, 07/25/2051(a)(c)	922,000	398,341
Series 2022-J1, Class B4, 2.75%, 01/25/2052(a)(c)	3,552,028	1,947,577
RBSSP Resecuritization Trust, Series 2009-3, Class 3A3, 5.75%, 09/26/2035(a)(c)	1,394,369	1,230,595
RCKT Mortgage Trust
Series 2021-2, Class B4, 2.56%, 06/25/2051(a)(c)	2,445,358	1,725,760
Series 2021-2, Class B5, 2.56%, 06/25/2051(a)(c)	1,566,000	738,515
Series 2021-4, Class B5, 3.01%, 09/25/2051(a)(c)	7,799,811	4,802,445
Series 2021-4, Class B6, 3.01%, 09/25/2051(a)(c)	6,069,465	2,188,248
Series 2021-6, Class B5, 2.79%, 12/25/2051(a)(c)	1,948,000	788,028
Series 2022-1, Class B3, 2.76%, 01/25/2052(a)(c)	9,279,922	7,098,667
Series 2022-1, Class B4, 2.76%, 01/25/2052(a)(c)	5,197,193	3,610,636
Series 2022-1, Class B5, 2.76%, 01/25/2052(a)(c)	2,245,000	908,819
Series 2022-1, Class B6, 2.76%, 01/25/2052(a)(c)	2,066,093	686,738
Residential Asset Securitization Trust
Series 2005-A11, Class 1A1, 5.50% (1 mo. Term SOFR + 0.56%), 10/25/2035	1,646,217	973,588
Series 2005-A11, Class 1A3, 5.50%, 10/25/2035	1,489,463	1,023,004
Series 2005-A11, Class PO, 0.00%, 10/25/2035(f)	558,145	263,862
Series 2006-A2, Class A5, 6.00% (1 mo. Term SOFR + 0.81%), 01/25/2046	1,855,458	673,294
Series 2006-A8, Class 2A2, 6.75%, 08/25/2036(e)	10,306,484	3,292,839
Series 2006-A8, Class 2A3, 6.00%, 08/25/2036(e)	6,231,897	1,910,911
Series 2006-A8, Class 2A4, 6.50%, 08/25/2036(e)	10,236,563	2,966,628
Series 2007-A2, Class 2A2, 6.50%, 04/25/2037	3,941,174	1,128,264
Series 2007-A8, Class 1A1, 6.00%, 08/25/2037	3,911,769	2,025,780
RFMSI Trust
Series 2005-S7, Class AP, 0.00%, 11/25/2035(f)	18,208	12,473
Series 2006-S10, Class 1AP, 0.00%, 10/25/2036(f)	11,530	6,054

See accompanying notes which are an integral part of these financial statements.

14

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2006-S4, Class AP, 0.00%, 04/25/2036(f)	$109,525	$67,614
Series 2006-S5, Class A4, 0.00%, 06/25/2036(f)	30,254	16,867
Series 2007-S1, Class A7, 6.00%, 01/25/2037	1,117,313	867,854
Series 2007-S5, Class AP, 0.00%, 05/25/2037(f)	182,901	92,917
Rithm Capital Corp.
Series 2022-SFR2, Class E2, 4.00%, 09/04/2039(a)	2,554,000	2,242,644
Series 2023-NQM1, Class B1, 7.59%, 10/25/2063(a)(c)	3,000,000	3,022,479
Saluda Grade Mortgage Funding LLC
Series 2020-SEQ1, Class A1, 3.32%, 05/25/2050(a)(c)	3,469,060	3,286,917
Series 2020-SEQ1, Class C, 0.00%, 05/25/2050(a)(c)(d)	31,330,421	3,617,285
Series 2021-FIG2, Class C, 0.00%, 10/25/2051(a)(c)(d)	149,483	616,087
Series 2021-FIG2, Class M1, 4.25%, 10/25/2051(a)(c)	1,449,524	1,699,197
Series 2021-FIG2, Class M2, 6.00%, 10/25/2051(a)(c)	1,159,619	1,342,568
Series 2021-MF1, Class A1, 2.81%, 11/25/2029(a)(c)	12,474,356	12,580,313
Series 2022-SEQ2, Class B1, 5.50%, 02/25/2052(a)(c)	3,153,250	2,708,982
Series 2022-SEQ2, Class B2, 6.00%, 02/25/2052(a)(c)	2,011,000	1,726,331
Series 2022-SEQ2, Class B3, 7.90%, 02/25/2052(a)(c)	2,309,200	2,023,194
Series 2022-SEQ2, Class CERT, 0.00%, 02/25/2052(a)	38,061,600	35,388,420
Series 2022-SEQ2, Class M1, 5.00%, 02/25/2052(a)(c)	5,213,750	4,729,466
Series 2022-SEQ2, Class XS, 0.00%, 02/25/2052(a)(c)(d)	115,983,906	6,026,988
Series 2022-SG2, Class A, 5.00%, 05/15/2052(a)	15,000,000	14,781,735
Series 2023-FIG3, Class A, 7.07%, 08/25/2053(a)(c)	3,577,261	3,708,536
Series 2023-FIG4, Class A, 6.72%, 11/25/2053(a)(c)	5,818,024	5,993,746
Series 2023-SEQ3, Class A2, 6.89%, 06/01/2053(a)(c)	4,250,000	4,359,756
Sequoia Mortgage Trust
Series 2005-2, Class XA, 0.00%, 03/20/2035(c)(d)	3,397,533	0
Series 2007-1, Class 5A1, 4.26%, 10/20/2046(c)(e)	1,855,152	1,383,190
Series 2021-1, Class B4, 2.66%, 03/25/2051(a)(c)	2,414,921	1,539,024
Series 2023-4, Class A10, 6.00%, 11/25/2053(a)(c)	3,449,493	3,487,427
Series 2024-1, Class A13, 6.00%, 01/25/2054(a)(c)	4,000,000	4,002,356
Series 2024-2, Class A13, 6.00%, 12/25/2053(a)(c)	3,000,000	3,018,888
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065(a)(c)	636,919	573,618
Series 2021-2, Class A1, 1.74%, 12/25/2061(a)(c)	3,212,776	2,681,132
Series 2021-2, Class A2, 1.94%, 12/25/2061(a)(c)	7,662,377	6,423,478
Shellpoint Asset Funding Trust
Series 2013-1, Class B4, 3.84%, 07/25/2043(a)(c)	782,566	701,803
Series 2013-1, Class B5, 3.84%, 07/25/2043(a)(c)(e)	2,733,998	1,858,178
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B2, 4.68%, 01/28/2050(a)(c)	6,000,000	5,148,282
Starwood Mortgage Residential Trust
Series 2021-1, Class B1, 3.52%, 05/25/2065(a)(c)	1,158,500	967,496
Series 2021-2, Class A3, 1.43%, 05/25/2065(a)(c)	179,953	166,084
Series 2021-3, Class M1, 2.49%, 06/25/2056(a)(c)	5,170,000	3,573,163
Series 2021-5, Class A3, 2.44%, 09/25/2066(a)(c)	7,726,328	6,469,633
Series 2022-SFR3, Class A, 6.98% (1 mo. Term SOFR + 1.65%), 05/17/2039(a)	1,978,548	1,983,129

See accompanying notes which are an integral part of these financial statements.

15

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 3A1, 5.03%, 09/25/2035(c)(e)	$1,598,285	$1,098,632
Structured Asset Mortgage Investments, Inc.
Series 2004-AR1, Class X, 0.00%, 03/19/2034(c)(d)	3,889,744	39
Series 2004-AR7, Class X, 0.13%, 04/19/2035(c)(d)	5,969,375	32,730
Series 2005-AR2, Class 1X, 0.01%, 05/25/2045(c)(d)	6,896,621	9,524
Series 2005-AR3, Class 1X, 0.01%, 08/25/2035(c)(d)	9,277,467	16,644
Series 2006-AR5, Class 1X, 0.00%, 05/25/2046(c)(d)	10,270,470	111,856
Series 2006-AR5, Class 4X, 0.00%, 05/25/2046(c)(d)	35,313,912	29,205
Series 2006-AR8, Class X, 0.40%, 10/25/2036(d)	53,424,156	764,179
Terwin Mortgage Trust, Series 2005-18AL, Class PX, 0.00%, 01/25/2037(a)(c)(d)	22,625,190	136,928
Towd Point Mortgage Trust, Series 2019-HY2, Class B3, 7.71% (1 mo. Term SOFR + 2.36%), 05/25/2058(a)	2,294,000	2,293,310
Triangle Re Ltd.
Series 2021-3, Class M1B, 8.25% (30 day avg SOFR US + 2.90%), 02/25/2034(a)	7,230,278	7,334,698
Series 2021-3, Class M2, 9.10% (30 day avg SOFR US + 3.75%), 02/25/2034(a)	2,200,000	2,288,605
Series 2023-1, Class M1A, 8.75% (30 day avg SOFR US + 3.40%), 11/25/2033(a)	5,000,000	5,101,570
Unlock Hea Trust
Series 2022-1, Class A, 7.00%, 09/25/2035(a)(b)	8,854,335	8,871,114
Series 2022-1, Class B, 8.00%, 09/25/2035(a)(b)	10,000,000	9,451,870
Series 2023-1, Class A, 7.00%, 10/25/2038(a)	1,743,149	1,739,370
UWM Mortgage Trust
Series 2021-INV1, Class B5, 3.15%, 08/25/2051(a)(c)	1,576,727	1,223,665
Series 2021-INV2, Class B5, 3.25%, 09/25/2051(a)(c)	2,066,965	1,571,288
Verus Securitization Trust
Series 2021-4, Class A3, 1.35%, 07/25/2066(a)(c)	1,676,445	1,390,371
Series 2022-3, Class M1, 4.07%, 02/25/2067(a)(c)	2,500,000	1,927,897
Series 2022-7, Class B1, 5.37%, 07/25/2067(a)(c)	3,119,000	2,987,403
Series 2022-7, Class M1, 5.37%, 07/25/2067(a)(c)	750,000	739,727
Series 2022-8, Class A3, 6.13%, 09/25/2067(a)(b)	588,385	598,199
Series 2022-INV1, Class B1, 5.82%, 08/25/2067(a)(c)	3,483,000	3,376,810
Series 2023-2, Class A2, 6.60%, 03/25/2068(a)(b)	2,637,025	2,652,515
Series 2023-5, Class B1, 8.11%, 06/25/2068(a)(c)	5,000,000	5,044,230
Series 2023-8, Class M1, 7.45%, 12/25/2068(a)(c)	850,000	880,885
Series 2023-INV1, Class M1, 7.55%, 02/25/2068(a)(c)	2,300,000	2,309,386
Series 2024-1, Class B1, 7.91%, 01/25/2069(a)(c)	4,339,000	4,377,916
Series 2024-2, Class B1, 7.86%, 02/25/2069(a)(c)	7,500,000	7,629,968
WaMu Mortgage Pass Through Certificates
Series 2004-AR10, Class X, 0.00%, 07/25/2044(c)(d)	8,293,188	12,456
Series 2005-AR6, Class X, 0.06%, 04/25/2045(c)(d)	14,865,038	85,192
Series 2007-OA4, Class 1XPP, 0.00%, 05/25/2047(c)(d)	65,108,450	19,858
Series 2007-OA5, Class 1XPP, 0.00%, 06/25/2047(c)(d)	56,127,192	4,097

See accompanying notes which are an integral part of these financial statements.

16

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-2, Class 1A1, 6.00%, 03/25/2036	$890,341	$821,858
Series 2006-2, Class 4CB, 6.00%, 03/25/2036	1,007,014	935,615
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2003-MS7, Class P, 0.00%, 03/25/2033(f)	213	154
Series 2005-5, Class CB11, 6.00% (1 mo. Term SOFR + 1.51%), 07/25/2035(e)	2,872,115	2,571,468
Series 2006-AR8, Class 3X1, 0.04%, 10/25/2046(c)(d)	11,137,696	153,656
Series 2007-OA4, Class XPPP, 0.01%, 04/25/2047(c)(d)	19,042,949	67,545
Wells Fargo Mortgage Backed Securities Trust
Series 2007-17, Class APO, 0.00%, 01/25/2038(f)	15,619	9,580
Series 2007-PA2, Class 1A1, 6.00%, 06/25/2037	749,219	675,233
Series 2007-PA3, Class 4A1, 6.50%, 07/25/2037	1,306,518	1,120,439
Series 2007-PA3, Class 4A3, 6.50%, 07/25/2037	1,433,247	1,229,118
Series 2019-3, Class B4, 3.73%, 07/25/2049(a)(c)	1,627,000	1,150,852
Series 2019-4, Class B4, 3.52%, 09/25/2049(a)(c)	2,124,000	1,422,094
Series 2021-1, Class B4, 2.70%, 12/25/2050(a)(c)	1,818,000	1,012,491
Series 2021-1, Class B5, 2.70%, 12/25/2050(a)(c)	1,011,000	498,081
Series 2022-1, Class B2, 2.97%, 08/25/2051(a)(c)(e)	4,564,519	3,729,796
Series 2022-1, Class B4, 2.97%, 08/25/2051(a)(c)	1,520,880	1,135,439
Series 2022-1, Class B5, 2.97%, 08/25/2051(a)(c)	1,158,000	538,773
Western Alliance Bancorp
Series 2021-CL2, Class B, 13.85% (30 day avg SOFR US + 8.50%), 07/25/2059(a)	6,600,000	6,556,994
Series 2021-CL2, Class M4, 10.70% (30 day avg SOFR US + 5.35%), 07/25/2059(a)	12,380,053	12,217,243
Series 2021-CL2, Class M5, 11.85% (30 day avg SOFR US + 6.50%), 07/25/2059(a)	7,231,417	7,053,206
WinWater Mortgage Loan Trust
Series 2014-1, Class B5, 3.92%, 06/20/2044(a)(c)(e)	2,370,000	1,789,682
Series 2014-2, Class B5, 4.04%, 09/20/2044(a)(c)	1,938,000	1,639,157
Series 2015-A, Class B5, 3.85%, 06/20/2045(a)(c)	3,899,813	2,265,850
ZeroDown LLC
Series 2021-SFR1, Class A, 3.86%, 09/25/2024(a)(c)	6,454,801	6,470,725
Series 2021-SFR1, Class B, 7.68%, 09/25/2024(a)	1,721,262	1,725,029
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $1,670,976,172)		1,427,272,303
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 17.3%
Federal Home Loan Mortgage Corp.
Pool QG4323, 6.00%, 06/01/2053	3,298,413	3,357,145
Pool QI2043, 6.00%, 03/01/2054	10,692,441	10,862,782
Pool QI2950, 6.00%, 04/01/2054	2,345,954	2,387,727
Pool QJ0225, 6.00%, 07/01/2054	11,817,770	11,998,653
Pool RJ0846, 6.00%, 02/01/2054	2,679,341	2,720,350
Pool SD5143, 6.00%, 04/01/2054	22,672,994	23,062,539

See accompanying notes which are an integral part of these financial statements.

17

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Pool SD5709, 6.00%, 07/01/2054	$3,989,458	$4,053,014
Pool SD5781, 6.00%, 07/01/2054	8,400,000	8,533,820
Pool SD5809, 6.00%, 07/01/2054	5,100,000	5,173,282
Pool SD8322, 4.50%, 05/01/2053	373,506	359,381
Federal National Mortgage Association
4.00%, 08/15/2040	10,000,000	9,353,125
6.00%, 08/15/2040	45,000,000	45,632,520
Pool BY0126, 5.50%, 04/01/2053	4,201,843	4,211,667
Pool CB4289, 4.50%, 08/01/2052	3,199,021	3,081,038
Pool CB8004, 6.00%, 02/01/2054	4,693,750	4,771,459
Pool CB8710, 6.00%, 06/01/2054	3,982,133	4,055,528
Pool DB4019, 6.00%, 05/01/2054	6,200,196	6,318,347
Pool DB6624, 5.50%, 06/01/2054	1,298,603	1,303,104
Pool FS7798, 6.00%, 06/01/2054	3,961,474	4,032,012
Government National Mortgage Association
5.00%, 08/15/2040	45,000,000	44,389,075
5.50%, 03/20/2053	45,000,000	45,058,133
Pool MA8201, 4.50%, 08/20/2052	7,973,858	7,723,383
Pool MA8202, 5.00%, 08/20/2052	21,803,148	21,534,729
Pool MA8429, 5.50%, 11/20/2052	9,294,985	9,316,717
Pool MA8430, 6.00%, 11/20/2052	8,010,093	8,102,970
Pool MA8491, 5.50%, 12/20/2052	10,697,226	10,722,236
Pool MA8647, 5.00%, 02/20/2053	8,302,891	8,198,083
Pool MA8725, 5.00%, 03/20/2053	1,475,113	1,456,493
Pool MA8727, 6.00%, 03/20/2053	4,059,828	4,106,902
Pool MA8799, 4.50%, 04/20/2053	3,769,062	3,643,601
Pool MA8801, 5.50%, 04/20/2053	29,565,265	29,671,346
Pool MA8878, 5.00%, 05/20/2053	8,618,056	8,509,270
Pool MA8947, 5.00%, 06/20/2053	38,221,473	37,739,004
Pool MA8948, 5.50%, 06/20/2053	11,492,880	11,519,750
Pool MA9016, 5.00%, 07/20/2053	28,832,435	28,468,483
Pool MA9166, 3.00%, 09/20/2053	3,748,433	3,352,190
Pool MA9485, 4.00%, 02/20/2054	11,175,248	10,530,860
Pool MA9538, 4.00%, 03/20/2054	8,920,824	8,417,582
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $454,596,398)		457,728,300
ASSET-BACKED SECURITIES — 12.8%
Automobile — 6.4%
ACC Trust, Series 2022-1, Class D, 6.65%, 10/20/2028(a)	1,500,000	150
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 09/17/2029(a)	500,000	492,380
Avis Budget Car Rental LLC
Series 2019-2A, Class D, 3.04%, 09/22/2025(a)	1,500,000	1,497,366

See accompanying notes which are an integral part of these financial statements.

18

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Series 2020-1A, Class D, 3.34%, 08/20/2026(a)	$5,000,000	$4,840,140
Series 2023-1A, Class C, 6.23%, 04/20/2029(a)	700,000	708,337
BOF URSA Funding Trust
Series 2024-CAR1, Class D, 7.40% (30 day avg SOFR US + 2.05%), 12/26/2031(a)	433,747	436,700
Series 2024-CAR1, Class E, 8.95% (30 day avg SOFR US + 3.60%), 12/26/2031(a)	390,372	391,344
CAL Receivables LLC, Series 2022-1, Class B, 9.69% (30 day avg SOFR US + 4.35%), 10/15/2026(a)	8,295,414	8,321,884
Carvana Auto Receivables Trust
Series 2021-N1, Class F, 4.55%, 01/10/2028(a)	1,552,697	1,505,978
Series 2021-N2, Class E, 2.90%, 03/10/2028(a)	20,537,042	19,368,854
Series 2021-N3, Class E, 3.16%, 06/12/2028(a)	7,110,000	6,605,389
Series 2021-N4, Class E, 4.53%, 09/11/2028(a)	7,670,000	7,217,010
CPS Auto Trust
Series 2021-B, Class E, 3.41%, 06/15/2028(a)	500,000	485,626
Series 2021-D, Class E, 4.06%, 12/15/2028(a)	500,000	479,395
Series 2022-A, Class E, 4.88%, 04/16/2029(a)	5,400,000	5,117,634
Series 2024-B, Class E, 8.36%, 11/17/2031(a)	2,980,000	3,083,439
Series 2024-C, Class E, 8.04%, 03/15/2032(a)	1,500,000	1,531,050
DT Auto Owner Trust, Series 2022-1A, Class E, 5.53%, 03/15/2029(a)	5,000,000	4,813,450
Exeter Automobile Receivables Trust
Series 2021-3A, Class E, 3.04%, 12/15/2028(a)	1,700,000	1,598,751
Series 2022-1A, Class E, 5.02%, 10/15/2029(a)	2,000,000	1,913,442
Series 2022-5A, Class E, 10.45%, 04/15/2030(a)	7,146,000	7,563,641
Series 2023-2A, Class E, 9.75%, 11/15/2030(a)	600,000	645,954
Series 2024-1A, Class E, 7.89%, 08/15/2031(a)	600,000	606,880
Series 2024-2A, Class E, 7.98%, 10/15/2031(a)	600,000	605,888
Series 2024-3A, Class E, 7.84%, 10/15/2031(a)	1,628,000	1,651,987
FHF Trust
Series 2023-2A, Class D, 9.31%, 10/15/2030(a)	688,000	727,555
Series 2024-1A, Class C, 7.42%, 05/15/2031(a)	300,000	308,512
Series 2024-2A, Class D, 7.15%, 09/15/2031(a)	1,128,000	1,149,218
Flagship Credit Auto Trust
Series 2020-4, Class E, 3.84%, 07/17/2028(a)	10,416,000	9,942,259
Series 2021-2, Class E, 3.16%, 09/15/2028(a)	4,100,000	3,771,299
Series 2021-4, Class E, 4.03%, 03/15/2029(a)	4,000,000	3,506,728
Series 2022-1, Class E, 5.37%, 06/15/2029(a)	1,000,000	852,873
Series 2024-1, Class E, 8.60%, 05/15/2031(a)	400,000	411,496
Foursight Capital Automobile Receivables Trust
Series 2021-2, Class E, 3.35%, 10/15/2027(a)	2,500,000	2,413,222
Series 2021-2, Class F, 4.19%, 02/15/2029(a)	900,000	856,130
Series 2022-1, Class E, 4.69%, 08/15/2029(a)	5,000,000	4,737,600
Series 2023-1, Class D, 7.41%, 02/15/2030(a)	2,080,000	2,120,957
GLS Auto Receivables Trust
Series 2021-4A, Class E, 4.43%, 10/16/2028(a)	3,000,000	2,876,484
Series 2023-3A, Class E, 9.27%, 08/15/2030(a)	2,500,000	2,648,483

See accompanying notes which are an integral part of these financial statements.

19

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Series 2024-1A, Class E, 7.94%, 10/15/2030(a)	$400,000	$404,110
Hertz Corp., Series 2021-2A, Class D, 4.34%, 12/27/2027(a)	3,935,000	3,599,766
Hertz Global Holdings, Inc., Series 2022-4A, Class D, 6.56%, 09/25/2026(a)	3,800,000	3,721,526
Hertz Vehicle Financing LLC, Series 2023-4A, Class C, 7.51%, 03/25/2030(a)	800,000	844,224
Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class D, 10.59% (30 day avg SOFR US + 5.25%), 05/20/2032(a)	1,674,008	1,686,883
JPMorgan Chase Bank NA, Series 2021-2, Class E, 2.28%, 12/26/2028(a)	61,502	60,987
Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 7.99% (30 day avg SOFR US + 2.65%), 11/15/2027(a)	750,000	754,210
LAD Auto Receivables Trust, Series 2024-2A, Class D, 6.37%, 10/15/2031(a)	1,000,000	1,013,793
Lobel Automobile Receivables Trust, Series 2023-1, Class C, 8.31%, 10/16/2028(a)	800,000	810,524
Prestige Auto Receivables Trust, Series 2024-1A, Class E, 7.94%, 04/15/2031(a)	500,000	508,997
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 3.28%, 03/15/2027(a)	1,750,000	1,693,235
Santander Holdings USA, Inc.
Series 2022-A, Class B, 5.28%, 05/15/2032(a)	282,539	281,627
Series 2024-A, Class F, 10.17%, 06/15/2032(a)	1,500,000	1,517,904
SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.04%, 04/15/2030(a)	500,000	506,802
Skopos Auto Receivable Trust, Series 2019-1A, Class E, 7.82%, 06/15/2026(a)	2,162,436	2,169,311
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026(a)	3,878,114	3,826,442
Tricolor Auto Securitization Trust
Series 2022-1A, Class F, 9.80%, 07/16/2029(a)	2,520,000	2,518,793
Series 2023-1A, Class E, 13.45%, 06/15/2028(a)	2,200,000	2,309,021
US Auto Funding Trust
Series 2022-1A, Class A, 3.98%, 04/15/2025(a)	691,970	683,943
Series 2022-1A, Class B, 5.13%, 12/15/2025(a)	1,300,000	736,698
Series 2022-1A, Class D, 9.14%, 07/15/2027(a)	2,053,000	205
Veros Automobile Receivables Trust
Series 2021-1, Class C, 3.64%, 08/15/2028(a)	17,000,000	16,986,281
Series 2023-1, Class D, 11.46%, 08/15/2030(a)	700,000	730,397
Series 2024-1, Class D, 9.87%, 05/15/2031(a)	1,000,000	1,017,287
Westlake Automobile Receivables Trust, Series 2021-3A, Class F, 4.25%, 06/15/2028(a)	3,000,000	2,790,609
		168,979,060
Consumer — 5.9%
ACHV ABS TRUST, Series 2023-3PL, Class D, 8.36%, 08/19/2030(a)	1,650,000	1,691,539
Affirm, Inc.
Series 2023-B, Class E, 11.32%, 09/15/2028(a)	800,000	808,774

See accompanying notes which are an integral part of these financial statements.

20

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Series 2024-A, Class 1E, 9.17%, 02/15/2029(a)	$1,750,000	$1,763,599
Series 2024-A, Class D, 6.89%, 02/15/2029(a)	900,000	905,297
Series 2024-A, Class E, 9.17%, 02/15/2029(a)	500,000	503,051
Series 2024-X1, Class CERT, 0.00%, 05/15/2029(a)	10,885	910,328
Aqua Finance Trust, Series 2021-A, Class C, 3.14%, 07/17/2046(a)	2,220,000	1,855,234
Bankers Healthcare Group, Inc.
Series 2021-B, Class D, 3.17%, 10/17/2034(a)	1,170,000	974,731
Series 2024-1CON, Class D, 8.00%, 04/17/2035(a)	800,000	802,785
Foundation Finance Trust
Series 2021-1A, Class A, 1.27%, 05/15/2041(a)	906,857	828,669
Series 2021-2A, Class D, 5.73%, 01/15/2042(a)	1,740,000	1,659,791
Series 2023-1A, Class D, 9.18%, 12/15/2043(a)	1,131,764	1,142,746
Series 2024-1A, Class D, 8.13%, 12/15/2049(a)	400,000	407,570
FREED ABS TRUST, Series 2022-4FP, Class D, 7.40%, 12/18/2029(a)	650,000	656,185
Goldman Home Improvement Trust
Series 2021-GRN2, Class C, 2.77%, 06/25/2051(a)	8,815,998	8,348,027
Series 2021-GRN2, Class D, 4.00%, 06/25/2051(a)	2,395,970	2,201,170
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 05/20/2048(a)	1,067,433	852,770
GreenSky Home Improvement Trust, Series 2024-1, Class D, 7.33%, 07/25/2059(a)(j)	1,000,000	1,003,136
LendingClub Receivables Trust
Series 2019-1, Class CERT, 0.00%, 07/17/2045(a)	932,340	270,352
Series 2019-7, Class R1, 0.00%, 01/15/2027(a)	19,049,500	1,034,598
Series 2019-7, Class R2, 0.00%, 01/15/2027(a)	4,408,000	239,403
Lendingpoint Asset Securitization Trust
Series 2021-B, Class C, 3.21%, 02/15/2029(a)	1,145,779	1,056,200
Series 2022-A, Class E, 7.02%, 06/15/2029(a)	3,320,000	332
Series 2022-B, Class C, 8.45%, 10/15/2029(a)	1,500,000	598,375
LendingPoint Pass-Through Trust, Series 2022-ST3, Class CERT, 0.00%, 05/15/2028(a)	1,576,000	66,446
Marlette Funding Trust
Series 2023-2A, Class D, 7.92%, 06/15/2033(a)	4,750,000	4,771,294
Series 2024-1A, Class D, 6.93%, 07/17/2034(a)	500,000	508,778
Momnt Technologies Trust
Series 2023-1A, Class B, 8.29%, 03/20/2045(a)	400,000	405,912
Series 2023-1A, Class C, 11.24%, 03/20/2045(a)	900,000	890,387
Oportun Financial Corp., Series 2022-3, Class C, 10.15%, 01/08/2030(a)	2,100,000	2,134,566
Pagaya AI Debt Selection Trust
Series 2021-1, Class C, 4.09%, 11/15/2027(a)	4,407,141	3,769,886
Series 2021-3, Class C, 3.27%, 05/15/2029(a)	2,962,876	2,723,410
Series 2021-5, Class C, 3.93%, 08/15/2029(a)	2,399,717	2,265,523
Series 2022-1, Class C, 4.89%, 10/15/2029(a)	6,299,167	5,662,057
Series 2022-2, Class C, 7.50%, 01/15/2030(a)	4,999,702	4,845,472
Series 2022-5, Class B, 10.31%, 06/17/2030(a)	999,963	1,055,695

See accompanying notes which are an integral part of these financial statements.

21

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Series 2023-1, Class B, 9.44%, 07/15/2030(a)	$749,896	$765,071
Series 2023-7, Class C, 8.80%, 07/15/2031(a)	1,999,255	2,051,769
Series 2023-8, Class D, 9.00%, 06/16/2031(a)	2,398,459	2,384,059
Series 2024-1, Class C, 8.34%, 07/15/2031(a)	3,274,181	3,340,271
Series 2024-1, Class D, 9.00%, 07/15/2031(a)	2,199,450	2,157,427
Series 2024-2, Class C, 7.57%, 08/15/2031(a)	699,689	707,753
Series 2024-2, Class D, 9.00%, 08/15/2031(a)	1,599,289	1,581,621
Series 2024-3, Class C, 7.30%, 10/15/2031(a)	1,500,000	1,514,183
Series 2024-3, Class D, 9.00%, 10/15/2031(a)	3,800,000	3,846,554
Series 2024-5, Class C, 7.27%, 10/15/2031(a)	1,000,000	1,007,477
Series 2024-5, Class D, 12.97%, 10/15/2031(a)	1,000,000	1,038,986
Series 2024-6, Class D, 11.35%, 11/15/2031(a)	500,000	503,326
Series 2024-7, Class D, 10.90%, 12/15/2031(a)	2,300,000	2,315,074
Powerpay Securitization Funding LLC
Series 2024-1A, Class A, 6.53%, 02/18/2039(a)	894,620	911,747
Series 2024-1A, Class B, 8.46%, 02/18/2039(a)	500,000	508,147
Prosper Marketplace Issuance Trust
Series 2023-1A, Class C, 8.29%, 07/16/2029(a)	2,400,000	2,460,559
Series 2023-1A, Class D, 11.24%, 07/16/2029(a)	350,000	355,225
Series 2024-1A, Class D, 10.98%, 08/15/2029(a)	2,000,000	2,050,050
Purchasing Power Funding
Series 2024-A, Class D, 7.26%, 08/15/2028(a)	600,000	606,766
Series 2024-A, Class E, 10.18%, 08/15/2028(a)	400,000	408,449
Reach Financial LLC
Series 2023-1A, Class C, 8.45%, 02/18/2031(a)	600,000	623,279
Series 2024-2A, Class D, 8.83%, 07/15/2031(a)	1,000,000	1,013,479
Republic Finance Issuance Trust
Series 2020-A, Class D, 7.00%, 11/20/2030(a)	1,050,000	1,044,092
Series 2021-A, Class D, 5.23%, 12/22/2031(a)	1,840,000	1,700,519
Series 2024-A, Class C, 7.28%, 08/20/2032(a)	600,000	604,985
Series 2024-A, Class D, 9.49%, 08/20/2032(a)	500,000	501,582
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028(a)	4,200,000	4,319,734
Upgrade Master Pass-Thru Trust, Series 2021-PT2, Class A, 14.45%, 05/15/2027(a)(c)	1,416,735	1,101,232
Upstart Pass-Through Trust
Series 2020-ST4, Class CERT, 0.00%, 11/20/2026(a)	8,452,371	481,917
Series 2021-ST3, Class CERT, 0.00%, 05/20/2027(a)	11,400,000	887,098
Series 2021-ST4, Class CERT, 0.00%, 07/20/2027(a)	1,475,000	186,642
Series 2021-ST5, Class CERT, 0.00%, 07/20/2027(a)(k)	4,250,000	696,443
Series 2021-ST6, Class CERT, 0.00%, 08/20/2027(a)	5,450,000	1,240,609
Series 2021-ST7, Class CERT, 0.00%, 09/20/2029(a)	1,500,000	539,327
Series 2021-ST8, Class CERT, 0.00%, 10/20/2029(a)	2,370,000	840,258
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029(a)	1,629,000	533,880
Series 2022-ST1, Class CERT, 0.00%, 03/20/2030(a)	2,400,000	720,472
Series 2022-ST2, Class CERT, 0.00%, 04/20/2030(a)	1,500,000	230,806

See accompanying notes which are an integral part of these financial statements.

22

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Upstart Securitization Trust
Series 2019-1, Class CERT, 0.00%, 04/20/2026(a)	$20,143	$219,698
Series 2019-3, Class CERT, 0.00%, 01/21/2030(a)(d)	25,442	670,608
Series 2021-3, Class C, 3.28%, 07/20/2031(a)	14,395,326	13,929,580
Series 2021-4, Class C, 3.19%, 09/20/2031(a)	5,250,000	4,876,819
Series 2021-5, Class C, 4.15%, 11/20/2031(a)	12,400,000	11,643,563
Series 2022-1, Class C, 5.71%, 03/20/2032(a)	1,800,000	885,029
Series 2022-2, Class C, 8.43%, 05/20/2032(a)	1,500,000	1,302,918
Series 2023-1, Class C, 11.10%, 02/20/2033(a)	3,600,000	3,690,605
Series 2023-2, Class B, 7.92%, 06/20/2033(a)	4,350,000	4,401,930
Series 2023-3, Class B, 8.25%, 10/20/2033(a)	6,700,000	6,957,930
		155,973,636
Credit Card — 0.2%
Avant Credit Card Master Trust, Series 2021-1A, Class C, 2.16%, 04/15/2027(a)	2,500,000	2,471,787
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class C, 5.75%, 12/15/2028(a)	1,700,000	1,635,973
		4,107,760
Equipment — 0.1%
Octane Receivables Trust
Series 2024-1A, Class E, 7.82%, 08/20/2031(a)	512,000	499,073
Series 2024-2A, Class E, 9.04%, 07/20/2032(a)	835,000	849,914
		1,348,987
Property Assessed Clean Energy — 0.1%
Goodgreen Trust, Series 2017-2A, Class A, 3.26%, 10/15/2053(a)	3,343,029	2,985,827
Solar — 0.1%
GoodLeap Sustainable Home Solutions Trust, Series 2023-2GS, Class B, 7.80%, 05/20/2055(a)	900,000	917,738
Helios Issuer LLC, Series 2021-B, Class A, 1.62%, 07/20/2048(a)	2,178,282	1,869,043
Mosaic Solar Loans LLC
Series 2019-1A, Class B, 0.00%, 12/21/2043(a)(f)	518,193	445,448
Series 2021-2A, Class B, 2.09%, 04/22/2047(a)	862,369	680,746
		3,912,975
Structured Settlement — 0.0%(l)
Stone Street Receivables Funding, Series 2015-1A, Class C, 5.60%, 12/15/2054(a)	552,602	488,031
Whole Business — 0.1%
FAT Brands, Inc., Series 2021-1, Class A2, 7.00%, 07/25/2051(a)	1,960,000	1,870,491
TOTAL ASSET-BACKED SECURITIES (Cost $388,939,768)		339,666,767

See accompanying notes which are an integral part of these financial statements.

23

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — 8.6%
ABPCI Direct Lending Fund CLO LLC, Series 2022-11A, Class A1, 7.81% (3 mo. Term SOFR + 2.55%), 10/27/2034(a)	$1,000,000	$1,001,671
AGL CLO Ltd., Series 2023-24A, Class B, 7.93% (3 mo. Term SOFR + 2.65%), 07/25/2036(a)	1,000,000	1,007,129
Allegro CLO Ltd., Series 2014-1RX, Class SUB, 0.00%, 10/21/2028(c)(m)	4,000,000	400
AMMC CDO
Series 2024-30A, Class B, 7.64% (3 mo. Term SOFR + 2.35%), 01/15/2037(a)	2,000,000	2,014,398
Series 2024-30A, Class D, 9.79% (3 mo. Term SOFR + 4.50%), 01/15/2037(a)	2,000,000	2,047,146
Anchorage Capital CLO Ltd., Series 2024-28A, Class B, 7.53% (3 mo. Term SOFR + 2.25%), 04/20/2037(a)	5,000,000	5,028,335
Antares CLO Ltd., Series 2019-2A, Class A1R, 7.23% (3 mo. Term SOFR + 1.95%), 01/23/2036(a)(e)	9,000,000	9,055,971
Apidos CLO Ltd., Series 2023-43A, Class D, 10.28% (3 mo. Term SOFR + 5.00%), 04/25/2035(a)	3,800,000	3,881,582
AREIT Ltd., Series 2024-CRE9, Class AS, 7.57% (1 mo. Term SOFR + 2.24%), 05/17/2041(a)	1,700,000	1,699,257
ARES CLO Ltd., Series 2024-69A, Class B, 7.33% (3 mo. Term SOFR + 2.00%), 04/15/2036(a)	5,000,000	5,014,010
AUF Funding LLC, Series 2022-1A, Class A1LN, 7.78% (3 mo. Term SOFR + 2.50%), 01/20/2031(a)	1,781,671	1,784,770
Bain Capital Credit CLO Ltd., Series 2023-3A, Class B, 7.98% (3 mo. Term SOFR + 2.70%), 07/24/2036(a)	2,620,000	2,647,948
Barings Middle Market CLO Ltd.
Series 2018-II, Class COM, 0.00%, 01/15/2031(c)	1,500,000	1,401,664
Series 2023-IIA, Class A2, 8.48% (3 mo. Term SOFR + 3.20%), 01/20/2032(a)(e)	5,000,000	5,039,715
Series 2023-IIA, Class B, 9.43% (3 mo. Term SOFR + 4.15%), 01/20/2032(a)	1,150,000	1,162,895
BCC Middle Market CLO LLC, Series 2023-2A, Class A1, 7.78% (3 mo. Term SOFR + 2.50%), 10/21/2035(a)(e)	10,000,000	10,094,210
Blackrock CLO Ltd.
Series 2021-6A, Class A, 7.24% (3 mo. Term SOFR + 1.96%), 04/20/2033(a)(e)	6,205,000	6,216,864
Series 2023-1A, Class C, 9.97% (3 mo. Term SOFR + 4.65%), 04/20/2035(a)	2,000,000	2,031,208
Series 2023-1A, Class VDN, 0.00%, 04/20/2035(a)(c)	2,000,000	1,060,000
Capital Four US CLO Ltd., Series 2022-1A, Class BR, 7.93% (3 mo. Term SOFR + 2.65%), 01/20/2037(a)(e)	8,500,000	8,595,659
CBAM Ltd., Series 2018-6A, Class B1R, 7.66% (3 mo. Term SOFR + 2.36%), 01/15/2031(a)	5,000,000	5,016,600
Churchill Middle Market CLO Ltd., Series 2024-1A, Class A, 7.28% (3 mo. Term SOFR + 2.00%), 04/20/2036(a)	8,000,000	8,033,840
CIFC Funding Ltd., Series 2019-FAL, Class D, 10.25% (3 mo. Term SOFR + 4.97%), 01/20/2033(a)	5,000,000	4,993,835

See accompanying notes which are an integral part of these financial statements.

24

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Dryden Senior Loan Fund, Series 2022-106A, Class D, 11.00% (3 mo. Term SOFR + 5.70%), 10/15/2035(a)	$5,750,000	$5,785,932
Fortress Credit Opportunities, Series 2023-21A, Class AT, 7.93% (3 mo. Term SOFR + 2.65%), 01/21/2035(a)(e)	8,750,000	8,782,506
Golub Capital Partners CLO Ltd.
Series 2013-17A, Class A1R, 7.20% (3 mo. Term SOFR + 1.91%), 10/25/2030(a)	360,304	361,659
Series 2017-34A, Class B1R, 8.10% (3 mo. Term SOFR + 2.86%), 03/14/2031(a)	1,550,000	1,550,158
Harvest US CLO Ltd., Series 2024-1A, Class B, 7.43% (3 mo. Term SOFR + 2.15%), 04/18/2037(a)	3,000,000	3,009,573
Highbridge Loan Management Ltd., Series 2013-2A, Class A2R, 7.17% (3 mo. Term SOFR + 1.89%), 10/20/2029(a)	1,975,000	1,978,974
Jamestown CLO Ltd., Series 2021-17A, Class D, 9.23% (3 mo. Term SOFR + 3.94%), 01/25/2035(a)	5,000,000	4,984,635
Madison Park Funding Ltd., Series 2022-62A, Class AR, 7.14% (3 mo. Term SOFR + 1.85%), 07/17/2036(a)	10,000,000	10,069,960
Man GLG US CLO Ltd.
Series 2024-1A, Class B1, 7.42% (3 mo. Term SOFR + 2.10%), 07/20/2037(a)	4,000,000	4,000,188
Series 2024-1A, Class D2, 10.52% (3 mo. Term SOFR + 5.20%), 07/20/2037(a)	2,000,000	1,999,622
Marble Point CLO Ltd., Series 2022-1A, Class E, 13.46% (3 mo. Term SOFR + 8.18%), 04/20/2035(a)	3,000,000	3,021,930
MCF CLO Ltd., Series 2017-3A, Class ER, 14.69% (3 mo. Term SOFR + 9.41%), 07/20/2033(a)	3,000,000	3,014,451
MidOcean Credit CLO Ltd., Series 2022-11A, Class ER, 13.59% (3 mo. Term SOFR + 8.31%), 10/18/2033(a)	1,500,000	1,516,587
Monroe Capital MML CLO Ltd., Series 2019-2A, Class D, 10.54% (3 mo. Term SOFR + 5.26%), 10/22/2031(a)	700,000	702,477
Neuberger Berman Loan Advisers Lasalle Street Lending CLO Ltd., Series 2024-2A, Class E, 12.80% (3 mo. Term SOFR + 7.50%), 04/20/2038(a)	2,000,000	2,021,870
Oaktree CLO Ltd., Series 2023-2A, Class D, 10.73% (3 mo. Term SOFR + 5.45%), 07/20/2036(a)	6,000,000	6,216,402
OFSI Fund Ltd., Series 2023-12A, Class D1, 11.23% (3 mo. Term SOFR + 5.95%), 01/20/2035(a)	7,000,000	7,129,185
Owl Rock CLO Ltd., Series 2023-13A, Class A, 7.89% (3 mo. Term SOFR + 2.55%), 09/20/2035(a)	3,000,000	3,023,322
Palmer Square CLO Ltd.
Series 2022-3X, Class D, 10.12% (3 mo. Term SOFR + 4.84%), 07/20/2035(m)	1,100,000	1,109,106
Series 2022-5A, Class A, 7.28% (3 mo. Term SOFR + 2.00%), 10/20/2035(a)	6,000,000	6,011,808
Pikes Peak CLO Ltd.
Series 2023-12X, Class D, 11.11% (3 mo. Term SOFR + 5.83%), 04/20/2036(m)	2,000,000	2,054,010

See accompanying notes which are an integral part of these financial statements.

25

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Series 2023-14A, Class E, 13.86% (3 mo. Term SOFR + 8.58%), 04/20/2036(a)	$4,600,000	$4,777,146
Rad CLO Ltd., Series 2024-23A, Class B1, 7.33% (3 mo. Term SOFR + 2.05%), 04/20/2037(a)	5,000,000	5,013,750
Regatta Funding Ltd., Series 2024-1A, Class B, 7.30% (3 mo. Term SOFR + 2.00%), 04/26/2037(a)	2,000,000	2,006,860
Rockford Tower CLO Ltd., Series 2023-1A, Class D, 10.60% (3 mo. Term SOFR + 5.32%), 01/20/2036(a)	7,000,000	7,231,084
Saranac CLO Ltd., Series 2013-1A, Class BR, 7.44% (3 mo. Term SOFR + 2.16%), 07/26/2029(a)	1,500,000	1,502,048
Steele Creek CLO Ltd., Series 2016-1A, Class CR, 7.50% (3 mo. Term SOFR + 2.16%), 06/15/2031(a)(e)	14,750,000	14,750,796
Strata CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 10/20/2033(a)(c)	3,000,000	960,000
Sycamore Tree CLO Ltd., Series 2023-4A, Class D, 10.83% (3 mo. Term SOFR + 5.55%), 10/20/2036(a)	4,250,000	4,401,759
TCI-Flatiron CLO Ltd., Series 2018-1A, Class DR, 8.28% (3 mo. Term SOFR + 3.01%), 01/29/2032(a)	3,000,000	3,006,597
Trinitas CLO Ltd.
Series 2020-14A, Class D, 9.85% (3 mo. Term SOFR + 4.56%), 01/25/2034(a)	3,000,000	3,005,796
Series 2023-22A, Class B1, 8.18% (3 mo. Term SOFR + 2.90%), 07/20/2036(a)(e)	5,300,000	5,352,348
Voya CLO Ltd., Series 2014-2A, Class A2RB, 7.10% (3 mo. Term SOFR + 1.81%), 04/17/2030(a)	6,040,000	6,059,068
Wellfleet CLO Ltd., Series 2015-1A, Class SUB, 0.00%, 07/20/2029(a)(c)	4,900,000	490
Wind River CLO Ltd., Series 2019-3A, Class E2R, 12.31% (3 mo. Term SOFR + 7.01%), 07/15/2031(a)	1,500,000	1,417,983
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $230,168,072)		226,659,187
CORPORATE OBLIGATIONS — 4.7%
Basic Materials — 0.1%
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(a)	1,700,000	1,643,429
Mercer International, Inc.
5.50%, 01/15/2026	650,000	634,011
5.13%, 02/01/2029	1,400,000	1,189,135
NOVA Chemicals Corp., 8.50%, 11/15/2028(a)	200,000	212,208
		3,678,783
Communications — 0.3%
Consolidated Communications, Inc., 6.50%, 10/01/2028(a)	2,400,000	2,165,585
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)	1,900,000	1,832,242
Gray Television, Inc., 5.38%, 11/15/2031(a)	3,900,000	2,502,907
Townsquare Media, Inc., 6.88%, 02/01/2026(a)	1,000,000	985,760
		7,486,494

See accompanying notes which are an integral part of these financial statements.

26

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Consumer, Cyclical — 0.4%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	$1,700,000	$1,559,199
FirstCash, Inc., 4.63%, 09/01/2028(a)	1,500,000	1,433,987
Goodyear Tire & Rubber Co., 5.00%, 07/15/2029	1,500,000	1,414,543
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 11.00%, 04/15/2029(a)	1,072,500	1,019,985
NCL Corp. Ltd., 8.38%, 02/01/2028(a)	300,000	315,912
STL Holding Co. LLC, 8.75%, 02/15/2029(a)	450,000	468,372
White Cap Buyer LLC, 6.88%, 10/15/2028(a)	3,100,000	3,070,095
		9,282,093
Consumer, Non-cyclical — 0.2%
B&G Foods, Inc., 8.00%, 09/15/2028(a)	650,000	663,059
Medline Borrower LP, 5.25%, 10/01/2029(a)	900,000	869,674
NESCO Holdings, Inc., 5.50%, 04/15/2029(a)	1,700,000	1,583,691
Upbound Group, Inc., 6.38%, 02/15/2029(a)	2,100,000	2,055,368
US Foods, Inc., 7.25%, 01/15/2032(a)	200,000	209,411
VT Topco, Inc., 8.50%, 08/15/2030(a)	500,000	529,414
		5,910,617
Diversified — 0.0%(l)
Stena International SA, 7.25%, 01/15/2031(a)	625,000	639,987
Energy — 0.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/2032(a)	100,000	102,089
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 07/15/2028(a)	200,000	183,578
CITGO Petroleum Corp., 7.00%, 06/15/2025(a)	100,000	100,052
Enviva Partners LP / Enviva Partners Finance Corp., 6.50%, 01/15/2026(a)(k)	100,000	44,500
Genesis Energy LP / Genesis Energy Finance Corp., 8.25%, 01/15/2029	275,000	286,232
Greenfire Resources Ltd., 12.00%, 10/01/2028(a)	198,000	212,738
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029(a)	250,000	267,375
New Fortress Energy, Inc., 6.50%, 09/30/2026(a)	200,000	185,871
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029(a)	1,000,000	962,059
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	2,550,000	2,332,499
Venture Global LNG, Inc., 8.38%, 06/01/2031(a)	250,000	262,447
		4,939,440
Financial — 3.3%
A10 Capital LLC, 5.88%, 08/17/2026(a)	1,000,000	930,909
B Riley Financial, Inc., 6.38%, 02/28/2025(n)	5,185,725	5,017,707
BankGuam Holding Co., 4.75% to 07/01/2026 then 3 mo. Term SOFR + 4.13%, 07/01/2031(a)	2,000,000	1,807,103
Brookline Bancorp, Inc., 6.00% to 09/15/2024 then 3 mo. LIBOR US + 3.32%, 09/15/2029(g)	1,000,000	985,000
Clear Street Holdings LLC, 5.88%, 05/15/2026(a)	2,000,000	1,926,650

See accompanying notes which are an integral part of these financial statements.

27

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
Columbia Banking System, Inc., 10.84% (3 mo. Term SOFR + 5.52%), 12/10/2025(a)	$2,500,000	$2,463,363
Customers Bank, 9.05% (3 mo. LIBOR US + 3.44%), 06/26/2029(a)(g)	1,000,000	950,574
Dime Community Bancshares, Inc., 5.00% to 05/15/2027 then 3 mo. Term SOFR + 2.18%, 05/15/2032	1,000,000	887,694
Encore Capital Group, Inc., 8.50%, 05/15/2030(a)	500,000	518,997
FedNat Holding Co., 7.75%, 03/15/2029(i)(k)	2,500,000	400,000
Fidelity Financial Corp., 5.00% to 04/30/2027 then 3 mo. Term SOFR + 2.47%, 04/30/2032(a)	3,000,000	2,610,000
Financial Institutions, Inc., 6.00% to 04/15/2025 then 3 mo. LIBOR US + 3.94%, 04/15/2030(g)	1,500,000	1,402,500
First Bancshares, Inc., 6.40% to 05/01/2028 then 3 mo. Term SOFR + 3.65%, 05/01/2033	1,000,000	983,678
First Foundation, Inc., 3.50% to 02/01/2027 then SOFR + 2.04%, 02/01/2032	1,000,000	737,500
First NBC Bank Holding Co., 5.75%, 02/18/2025(i)(k)	13,500,000	772,200
First Northwest Bancorp, 3.75% to 03/30/2026 then 3 mo. Term SOFR + 3.00%, 03/30/2031	1,500,000	1,283,868
Flushing Financial Corp., 3.13% to 12/01/2026 then 3 mo. Term SOFR + 2.04%, 12/01/2031	3,000,000	2,250,000
Freedom Mortgage Corp., 7.63%, 05/01/2026(a)	1,900,000	1,903,768
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(a)	100,000	100,788
FS Bancorp, Inc., 3.75% to 02/15/2026 then 3 mo. Term SOFR + 3.37%, 02/15/2031	1,000,000	893,173
Georgia Banking Co., Inc., 4.13% to 06/15/2026 then 3 mo. Term SOFR + 3.40%, 06/15/2031(a)	4,000,000	3,457,764
GGAM Finance Ltd., 8.00%, 02/15/2027(a)	400,000	413,782
goeasy Ltd., 7.63%, 07/01/2029(a)	400,000	409,427
HomeStreet, Inc., 6.50%, 06/01/2026	750,000	637,500
Jacksonville Bancorp, Inc. Statutory Trust III, 9.35% (3 mo. Term SOFR + 4.01%), 09/15/2038(a)	1,200,000	1,155,615
Kingstone Cos., Inc., 12.00%, 12/30/2024(a)	5,880,000	5,777,100
LD Holdings Group LLC, 6.13%, 04/01/2028(a)	500,000	399,547
Luther Burbank Corp., 6.50%, 09/30/2024(a)	3,300,000	3,286,093
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/2029(a)	200,000	211,772
Marble Point Loan Financing Ltd. / MPLF Funding I LLC, 7.50%, 11/16/2025(a)	3,500,000	3,329,375
Narragansett Financial Corp., 3.88% to 05/15/2026 then 3 mo. Term SOFR + 3.19%, 05/15/2031(a)	2,000,000	1,758,876
Nationstar Mortgage Holdings, Inc., 5.50%, 08/15/2028(a)	2,500,000	2,429,702
NexBank Capital, Inc., 6.00%, 07/15/2032(a)	1,000,000	874,273
Northern Bancorp, Inc., 4.75% to 12/30/2024 then 3 mo. Term SOFR + 3.28%, 12/30/2029(a)	1,000,000	960,610
Northpointe Bancshares, Inc., 6.00% to 09/30/2024 then 3 mo. Term SOFR + 4.91%, 09/30/2029(a)	1,000,000	985,000
OneMain Finance Corp., 4.00%, 09/15/2030	800,000	700,987

See accompanying notes which are an integral part of these financial statements.

28

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
PennyMac Financial Services, Inc.
4.25%, 02/15/2029(a)	$900,000	$834,601
5.75%, 09/15/2031(a)	900,000	860,680
PHH Mortgage Corp., 7.88%, 03/15/2026(a)	2,500,000	2,457,731
PRA Group, Inc., 5.00%, 10/01/2029(a)	2,600,000	2,312,046
Preferred Pass-Through Trust, 6.87% (N/A + 0.00%), Perpetual(a)(o)	1,000,000	840,000
Primis Financial Corp., 9.47% (3 mo. Term SOFR + 4.21%), 01/31/2027(a)	1,000,000	971,322
Ready Capital Corp., 6.20%, 07/30/2026(n)	8,000,000	7,696,000
South Street Securities Funding LLC, 6.25%, 12/30/2026(a)	1,000,000	913,852
Texas State Bankshares, Inc., 9.15% (3 mo. LIBOR US + 3.55%), 06/15/2029(a)(g)	2,000,000	1,925,509
TIAA, 7.56%, 01/07/2035(c)	5,000,000	3,550,000
Trinitas Capital Management LLC, 6.00%, 07/30/2026(a)	4,000,000	3,805,000
Trinity Capital, Inc., 7.00%, 01/16/2025	83,553	2,103,865
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(a)	2,800,000	2,703,536
		86,587,037
Industrial — 0.2%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026(a)	1,400,000	1,396,273
Clearwater Paper Corp., 4.75%, 08/15/2028(a)	1,400,000	1,327,655
EquipmentShare.com, Inc., 9.00%, 05/15/2028(a)	500,000	515,041
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(a)	225,000	222,236
Reworld Holding Corp., 4.88%, 12/01/2029(a)	200,000	183,151
Seaspan Corp., 5.50%, 08/01/2029(a)	1,350,000	1,217,734
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028(a)	200,000	198,308
Summit Materials LLC / Summit Materials Finance Corp., 7.25%, 01/15/2031(a)	100,000	104,339
XPO, Inc., 7.13%, 06/01/2031(a)	250,000	258,115
		5,422,852
Technology — 0.0%(l)
Zebra Technologies Corp., 6.50%, 06/01/2032(a)	500,000	514,046
Utilities — 0.0%(l)
Pike Corp., 8.63%, 01/31/2031(a)	225,000	242,260
Vistra Operations Co. LLC, 7.75%, 10/15/2031(a)	100,000	105,564
		347,824
TOTAL CORPORATE OBLIGATIONS (Cost $143,486,680)		124,809,173
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.3%
ARES Commercial Mortgage Trust
Series 2024-IND, Class D, 8.22% (1 mo. Term SOFR + 2.89%), 07/15/2041(a)	9,500,000	9,504,132
Series 2024-IND, Class E, 9.27% (1 mo. Term SOFR + 3.94%), 07/15/2041(a)	9,000,000	9,003,789

See accompanying notes which are an integral part of these financial statements.

29

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
ARZ Trust
Series 2024-BILT, Class D, 7.00%, 06/11/2029(a)	$850,000	$869,927
Series 2024-BILT, Class E, 7.49%, 06/11/2029(a)	800,000	820,138
Banc of America Re-Remic Trust
Series 2024-NASH, Class A, 7.33% (1 mo. Term SOFR + 2.00%), 05/15/2039(a)	2,400,000	2,403,024
Series 2024-NASH, Class C, 8.83% (1 mo. Term SOFR + 3.50%), 05/15/2039(a)	800,000	802,004
Series 2024-NASH, Class D, 10.18% (1 mo. Term SOFR + 4.85%), 05/15/2039(a)	400,000	401,000
BX Trust
Series 2024-AIRC, Class C, 7.89% (1 mo. Term SOFR + 2.59%), 08/15/2039(a)(j)	1,700,000	1,699,990
Series 2024-BIO, Class C, 7.97% (1 mo. Term SOFR + 2.64%), 02/15/2041(a)	4,800,000	4,810,104
Series 2024-BIO, Class D, 8.97% (1 mo. Term SOFR + 3.64%), 02/15/2041(a)	3,300,000	3,306,841
Series 2024-KING, Class D, 7.82% (1 mo. Term SOFR + 2.49%), 05/15/2034(a)	2,500,000	2,515,478
Series 2024-PALM, Class D, 7.97% (1 mo. Term SOFR + 2.64%), 06/15/2037(a)	1,200,000	1,200,058
Series 2024-VLT4, Class E, 8.22% (1 mo. Term SOFR + 2.89%), 07/15/2029(a)	300,000	299,249
Series 2024-VLT4, Class F, 9.27% (1 mo. Term SOFR + 3.94%), 07/15/2029(a)	4,500,000	4,503,699
Commercial Mortgage Pass Through Certificates, Series 2024-WCL1, Class C, 8.22% (1 mo. Term SOFR + 2.89%), 06/15/2041(a)	5,500,000	5,500,116
Computershare Corporate Trust
Series 2024-1CHI, Class D, 6.71%, 07/15/2035(a)(c)	1,450,000	1,446,771
Series 2024-1CHI, Class E, 7.57%, 07/15/2035(a)(c)	1,800,000	1,795,633
DBSG Mortgage Trust, Series 2024-ALTA, Class D, 7.06%, 06/10/2037(a)(c)	1,600,000	1,622,590
DC Commercial Mortgage Trust
Series 2024-HLTN, Class C, 7.04%, 04/13/2028(a)(c)	1,200,000	1,219,436
Series 2024-HLTN, Class D, 7.71%, 04/13/2028(a)(c)	1,200,000	1,222,672
GS Mortgage Securities Corp., Series 2018-TWR, Class G, 9.55% (1 mo. Term SOFR + 4.22%), 07/15/2031(a)	500,000	11,980
Harvest SBA Loan Trust, Series 2018-1, Class A, 7.71% (1 mo. Term SOFR + 2.36%), 08/25/2044(a)	315,616	314,451
Hilton USA Trust
Series 2024-ORL, Class C, 7.77% (1 mo. Term SOFR + 2.44%), 05/15/2037(a)	800,000	799,413
Series 2024-ORL, Class D, 8.52% (1 mo. Term SOFR + 3.19%), 05/15/2037(a)	800,000	799,421
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class D, 8.67% (1 mo. Term SOFR + 3.34%), 06/15/2041(a)	1,700,000	1,696,688
HTL Commercial Mortgage Trust
Series 2024-T53, Class D, 8.20%, 05/10/2039(a)(c)	700,000	707,885

See accompanying notes which are an integral part of these financial statements.

30

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2024-T53, Class F, 11.93%, 05/10/2039(a)(c)	$400,000	$404,226
Jackson Park Trust, Series 2019-LIC, Class E, 3.24%, 10/14/2039(a)(c)	5,000,000	4,149,695
JP Morgan Chase Commercial Mortgage Securities, Series 2018-PTC, Class A, 6.83% (1 mo. Term SOFR + 1.50%), 04/15/2031(a)(e)	3,500,000	2,276,820
LBA Trust
Series 2024-BOLT, Class E, 9.02% (1 mo. Term SOFR + 3.69%), 06/15/2026(a)	6,500,000	6,500,189
Series 2024-BOLT, Class F, 9.77% (1 mo. Term SOFR + 4.44%), 06/15/2026(a)	1,400,000	1,400,035
Morgan Stanley, Series 2024-BPR2, Class A, 7.29%, 05/05/2029(a)	2,695,759	2,777,079
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class G, 4.17%, 02/15/2046(a)(c)	1,000,000	125,011
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032(a)	800,000	691,055
Newtek Small Business Loan Trust, Series 2018-1, Class B, 9.25% (Prime Rate + 0.75%), 02/25/2044(a)	455,707	457,209
TX Trust
Series 2024-HOU, Class D, 8.57% (1 mo. Term SOFR + 3.24%), 06/15/2039(a)	500,000	500,020
Series 2024-HOU, Class E, 9.72% (1 mo. Term SOFR + 4.39%), 06/15/2039(a)	5,000,000	5,000,175
X-Caliber Funding LLC
5.00%, 09/01/2024(a)	300,000	291,109
11.00%, 09/01/2024(a)	3,500,000	3,465,462
11.96% (1 mo. LIBOR US + 6.50%), 11/01/2024(a)(g)	1,628,000	1,624,524
8.08% (1 mo. Term SOFR + 2.75%), 12/15/2024(a)	3,990,418	3,979,197
13.08% (1 mo. Term SOFR + 7.75%), 03/15/2025(a)	748,203	727,192
7.00%, 03/31/2025(a)	3,621,300	3,384,814
Series 2019-1, Class B1, 21.10% (1 mo. Term SOFR + 15.75%), 11/06/2024(a)	5,129,931	4,618,482
Series 2020-1, Class B1, 12.96% (1 mo. Term SOFR + 7.61%), 09/06/2024(a)	515,875	513,176
Series 2020-5, Class A, 8.71% (1 mo. Term SOFR + 3.37%), 10/06/2024(a)	1,124,144	1,124,429
Series 2020-5, Class B1, 13.71% (1 mo. Term SOFR + 8.37%), 10/06/2024(a)	2,623,002	2,615,908
Series 2021-10, Class B1, 13.46% (1 mo. Term SOFR + 8.12%), 03/06/2025(a)	2,000,000	1,988,313
Series 2021-7, Class A, 8.46% (1 mo. LIBOR US + 3.00%), 01/06/2026(a)(g)	3,950,000	3,895,901
Series 2021-7, Class B2, 0.00%, 01/06/2026(a)	1,788,000	1,853,167
Series 2021-9, Class B1, 13.46% (1 mo. Term SOFR + 8.12%), 04/06/2026(a)	1,215,000	209,150
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $117,605,235)		113,848,827

See accompanying notes which are an integral part of these financial statements.

31

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS — 2.5%
Angel Oak High Yield Opportunities ETF(p)	3,330,740	$36,656,792
Angel Oak Mortgage-Backed Securities ETF(p)	3,413,382	29,389,219
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $72,902,217)		66,046,011

	Par
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 1.9%
Federal Home Loan Mortgage Corp.
Series 2017-KF41, Class B, 7.95% (30 day avg SOFR US + 2.61%), 11/25/2024(a)	$600,479	590,571
Series 2019-KF58, Class B, 7.60% (30 day avg SOFR US + 2.26%), 01/25/2026(a)	1,182,007	1,163,279
Series 2019-KF64, Class B, 7.75% (30 day avg SOFR US + 2.41%), 06/25/2026(a)	2,487,563	2,410,436
Series K-157, Class A2, 4.20%, 05/25/2033	1,500,000	1,469,060
Series K-158, Class A2, 4.05%, 07/25/2033	1,000,000	968,018
Series K-159, Class A2, 4.50%, 07/25/2033(c)	12,820,000	12,825,564
Series K-162, Class A2, 5.15%, 12/25/2033	8,000,000	8,376,648
Series K-163, Class A2, 5.00%, 03/25/2034(c)	10,000,000	10,372,440
Federal National Mortgage Association
Series 2019-01, Class B10, 10.96% (30 day avg SOFR US + 5.61%), 10/25/2049(a)	1,500,000	1,520,257
Series 2019-01, Class CE, 14.21% (30 day avg SOFR US + 8.86%), 10/25/2049(a)	2,000,000	2,017,100
Series 2020-01, Class CE, 12.96% (30 day avg SOFR US + 7.61%), 03/25/2050(a)	8,000,000	7,999,184
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $48,928,572)		49,712,557
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — 0.6%
Federal Home Loan Mortgage Corp.
Series 2018-SPI4, Class B, 4.51%, 11/25/2048(a) (c)	9,084,271	6,586,096
Series 2021-DNA6, Class B2, 12.85% (30 day avg SOFR US + 7.50%), 10/25/2041(a)	4,300,000	4,705,813
Series 2021-HQA1, Class B2, 10.35% (30 day avg SOFR US + 5.00%), 08/25/2033(a)	3,121,727	3,418,291
Series 2022-DNA3, Class M1A, 7.35% (30 day avg SOFR US + 2.00%), 04/25/2042(a)	2,188,192	2,222,934
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $18,152,030)		16,933,134

See accompanying notes which are an integral part of these financial statements.

32

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — 0.5%
Financial — 0.5%
Annaly Capital Management, Inc.	84,833	$1,689,025
Ellington Financial, Inc.	103,500	1,313,415
PennyMac Mortgage Investment Trust	81,182	1,117,876
Redwood Trust, Inc.	929,117	6,754,681
Rithm Capital Corp.	258,870	3,005,481
TOTAL COMMON STOCKS (Cost $20,753,415)		13,880,478
PREFERRED STOCKS — 0.3%
Financial — 0.3%
AGNC Investment Corp., Series E, 6.50% to 10/15/2024 then 3 mo. LIBOR US + 4.99%, Perpetual(g)	66,529	1,647,923
Dynex Capital, Inc., Series C, 6.90% to 04/15/2025 then 3 mo. LIBOR US + 5.46%, Perpetual(g)	173,425	4,333,891
MFA Financial, Inc., Series C, 6.50% to 03/31/2025 then 3 mo. LIBOR US + 5.35%, Perpetual(g)	52,942	1,223,490
TOTAL PREFERRED STOCKS (Cost $6,384,095)		7,205,304

	Par
WHOLE LOANS — 0.2%
Agency High Balance Residential Mortgages
5.13%, 05/24/2048	$473,352	445,310
6.50%, 07/24/2026	634,729	622,749
6.00%, 04/26/2037	184,444	181,441
6.50%, 05/24/2037	286,605	284,363
6.50%, 05/25/2037	450,898	447,466
6.50%, 08/24/2037	230,032	229,551
Savannah Grand, 10.60%, 08/06/2024	3,500,000	3,488,388
TOTAL WHOLE LOANS (Cost $5,712,187)		5,699,268

	Contracts
WARRANTS — 0.0%(l)
Financial — 0.0%(l)
Kingstone Cos., Inc., Expires 12/30/2025, Exercise Price $1.00(a)(q)	285,750	1,114,425
TOTAL WARRANTS (Cost $716,445)		1,114,425

See accompanying notes which are an integral part of these financial statements.

33

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
First American Government Obligations Fund - Class U, 5.25%(r)	26,183,887	$26,183,887
TOTAL SHORT-TERM INVESTMENTS (Cost $26,183,887)		26,183,887
TOTAL INVESTMENTS — 108.6% (Cost $3,205,505,173)		2,876,759,621
Liabilities in Excess of Other Assets — (8.6%)		(228,812,690)
TOTAL NET ASSETS — 100.0%		$2,647,946,931

Percentages are stated as a percent of net assets.
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of July 31, 2024, the value of these securities total $1,869,068,249 or 70.6% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of July 31, 2024.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2024.

(d)	Interest only security.
(e)	All or a portion of security has been pledged as collateral in connection with open credit agreements. At July 31, 2024, the value of securities pledged amounted to $324,799,902.
(f)	Principal only security.
(g)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(h)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(i)
As of July 31, 2024, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. The value of these securities amounted to $1,182,201 or 0.0% of net assets. Value determined using significant unobservable inputs.

(j)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(k)	Issuer is currently in default.
(l)	Represents less than 0.05% of net assets.
(m)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of July 31, 2024, the value of these securities total $3,163,516 or 0.1% of the Fund’s net assets.

(n)	Security issued as a "Baby Bond", with a par value of $25 per bond. The principal balance disclosed above represents the issuer's outstanding principal that corresponds to the bonds held in the Fund.
(n)	Auction rate security. Rate disclosed is the rate in effect as of July 31, 2024.
(p)	Affiliated company as defined by the Investment Company Act of 1940.
(q)	Non-income producing security.
(r)	The rate shown represents the 7-day effective yield as of July 31, 2024.
See accompanying notes which are an integral part of these financial statements.

34

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Centrally Cleared Credit Default Swaps – Buy Protection(a)
July 31, 2024 (Unaudited)

Reference Obligation	Implied Credit Spread at 07/31/2024(b)	Pay (Receive) Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(c)	Value	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG(d)	0.555%	1.000%	Quarterly	06/20/2029	Wells Fargo Securities, LLC	$500,000,000	($10,374,240)	($10,754,203)	$379,963

(a)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d)	Centrally cleared swap, clearing agent: Intercontinental Exchange.
See accompanying notes which are an integral part of these financial statements.

35

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2024 (Unaudited)

	Par	Value
ASSET-BACKED SECURITIES — 44.5%
Automobile — 16.6%
ACC Trust, Series 2022-1, Class B, 2.55%, 02/20/2025(a)	$410,179	$406,597
ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 06/20/2030(a)	477,088	480,412
American Credit Acceptance Receivables Trust
Series 2022-4, Class D, 8.00%, 02/15/2029(a)	7,000,000	7,179,249
Series 2024-1, Class B, 5.60%, 11/12/2027(a)	1,200,000	1,202,142
Series 2024-2, Class B, 6.10%, 12/13/2027(a)	1,500,000	1,523,207
Arivo Acceptance Auto Loan Receivables Trust
Series 2021-1A, Class C, 3.77%, 03/15/2027(a)	150,000	146,629
Series 2022-1A, Class A, 3.93%, 05/15/2028(a)	439,786	435,125
Series 2022-2A, Class A, 6.90%, 01/16/2029(a)	305,202	307,507
Avid Automobile Receivables Trust
Series 2021-1, Class D, 1.99%, 04/17/2028(a)	917,080	904,513
Series 2023-1, Class B, 7.12%, 03/15/2027(a)	2,600,000	2,605,811
Avis Budget Car Rental LLC
Series 2019-2A, Class C, 4.24%, 09/22/2025(a)	166,667	166,731
Series 2020-1A, Class B, 2.68%, 08/20/2026(a)	2,100,000	2,050,064
Series 2020-2A, Class C, 4.25%, 02/20/2027(a)	3,705,000	3,620,078
CarNow Auto Receivables Trust
Series 2021-1A, Class D, 3.64%, 02/17/2026(a)	92,153	92,277
Series 2022-1A, Class B, 4.89%, 03/16/2026(a)	55,710	55,659
Carvana Auto Receivables Trust
Series 2020-N1A, Class E, 5.20%, 07/15/2027(a)	1,152,524	1,134,895
Series 2021-N1, Class C, 1.30%, 01/10/2028	916,322	874,811
Series 2021-N2, Class B, 0.75%, 03/10/2028	1,260,453	1,190,682
Series 2021-N2, Class C, 1.07%, 03/10/2028	374,121	354,928
Series 2021-N3, Class C, 1.02%, 06/12/2028	837,756	790,652
Series 2024-P2, Class N, 7.03%, 06/10/2031(a)	407,410	408,402
CPS Auto Trust
Series 2021-B, Class E, 3.41%, 06/15/2028(a)	500,000	485,627
Series 2022-C, Class C, 5.28%, 04/15/2030(a)	1,800,000	1,793,997
Series 2022-D, Class D, 8.73%, 01/16/2029(a)	2,900,000	3,061,756
Series 2024-B, Class B, 6.04%, 10/16/2028(a)	2,000,000	2,033,446
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 03/15/2028(a)	3,000,000	2,986,671
Series 2022-3A, Class C, 7.69%, 07/17/2028(a)	1,000,000	1,018,160
Exeter Automobile Receivables Trust
Series 2020-3A, Class F, 5.56%, 06/15/2027(a)	1,500,000	1,493,061
Series 2022-3A, Class D, 6.76%, 09/15/2028	4,200,000	4,270,211
Series 2023-2A, Class C, 5.75%, 07/17/2028	1,000,000	1,003,628
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026(a)	418,570	410,780
Series 2022-2A, Class A, 6.14%, 12/15/2027(a)	393,729	393,256
Flagship Credit Auto Trust, Series 2019-4, Class D, 3.12%, 01/15/2026(a)	552,931	550,552
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class B, 5.19%, 10/15/2027(a)	1,200,000	1,196,453

See accompanying notes which are an integral part of these financial statements.

36

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
GLS Auto Receivables Trust
Series 2021-1A, Class E, 3.14%, 01/18/2028(a)	$2,400,000	$2,324,366
Series 2022-3A, Class D, 6.42%, 06/15/2028(a)	2,600,000	2,635,131
Series 2023-1A, Class B, 6.19%, 06/15/2027(a)	2,493,000	2,499,060
Hertz Global Holdings, Inc., Series 2021-1A, Class D, 3.98%, 12/26/2025(a)	1,250,000	1,240,736
Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class B1, 6.15%, 05/20/2032(a)	465,002	469,307
JPMorgan Chase Bank NA, Series 2021-2, Class D, 1.14%, 12/26/2028(a)	78,722	78,175
Lendbuzz Securitization Trust
Series 2022-1A, Class A, 4.22%, 05/17/2027(a)	1,163,641	1,152,106
Series 2023-1A, Class A2, 6.92%, 08/15/2028(a)	623,349	625,835
Series 2023-3A, Class A2, 7.50%, 12/15/2028(a)	442,433	448,841
Series 2024-1A, Class A2, 6.19%, 08/15/2029(a)	981,686	983,141
Lobel Automobile Receivables Trust, Series 2023-1, Class A, 6.97%, 07/15/2026(a)	149,674	149,944
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.29%, 07/15/2030(a)	647,716	649,065
Prestige Auto Receivables Trust, Series 2022-1A, Class B, 6.55%, 07/17/2028(a)	1,160,000	1,164,424
Research-Driven Pagaya Motor Asset Trust
Series 2023-3A, Class A, 7.13%, 01/26/2032(a)	398,222	401,488
Series 2023-4A, Class A, 7.54%, 03/25/2032(a)	1,319,563	1,340,937
SAFCO Auto Receivables Trust, Series 2024-1A, Class A, 6.51%, 03/20/2028(a)	444,593	446,256
Santander Consumer USA, Inc., Series 2023-1, Class B, 4.98%, 02/15/2028	1,610,000	1,604,394
Santander Holdings USA, Inc., Series 2022-A, Class B, 5.28%, 05/15/2032(a)	70,635	70,407
Skopos Auto Receivable Trust, Series 2019-1A, Class E, 7.82%, 06/15/2026(a)	1,224,021	1,227,912
Tricolor Auto Securitization Trust, Series 2023-1A, Class A, 6.48%, 08/17/2026(a)	65,199	65,293
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.29%, 11/16/2026(a)	1,450,000	1,427,064
US Auto Funding Trust
Series 2022-1A, Class A, 3.98%, 04/15/2025(a)	588,910	582,080
Series 2022-1A, Class B, 5.13%, 12/15/2025(a)	750,000	425,018
Veros Automobile Receivables Trust
Series 2021-1, Class C, 3.64%, 08/15/2028(a)	1,000,000	999,193
Series 2023-1, Class A, 7.12%, 11/15/2028(a)	691,257	694,762
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48%, 09/15/2027(a)	1,000,000	1,000,516
		71,333,420

See accompanying notes which are an integral part of these financial statements.

37

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — 23.6%
ACHV ABS TRUST
Series 2023-3PL, Class C, 7.35%, 08/19/2030(a)	$440,000	$443,219
Series 2024-1PL, Class C, 6.42%, 04/25/2031(a)	2,200,000	2,225,463
Affirm, Inc.
Series 2023-B, Class 1B, 7.44%, 09/15/2028(a)	1,200,000	1,221,593
Series 2023-X1, Class B, 7.77%, 11/15/2028(a)	750,000	760,097
Series 2024-A, Class 1B, 5.93%, 02/15/2029(a)	1,000,000	1,004,010
Series 2024-X1, Class B, 6.34%, 05/15/2029(a)	1,500,000	1,513,829
AMCR ABS Trust, Series 2023-1A, Class A, 7.66%, 01/21/2031(a)	1,011,749	1,017,363
Aqua Finance Trust, Series 2017-A, Class B, 6.61%, 11/15/2035(a)	278,584	279,159
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class A, 1.10%, 03/20/2041(a)	788,938	758,253
Conn’s, Inc., Series 2024-A, Class A, 7.05%, 01/16/2029(a)	319,095	320,116
Consumer Loan Underlying Bond CLUB Certificate Issuer Trust, Series 2019-33, Class PT, 5.63%, 10/17/2044(a)(b)	84,201	83,702
Foundation Finance Trust
Series 2021-1A, Class A, 1.27%, 05/15/2041(a)	710,371	649,124
Series 2021-2A, Class A, 2.19%, 01/15/2042(a)	696,418	644,909
FREED ABS TRUST
Series 2021-3FP, Class D, 2.37%, 11/20/2028(a)	202,274	198,738
Series 2022-3FP, Class D, 7.36%, 08/20/2029(a)	1,250,000	1,259,979
Series 2022-4FP, Class D, 7.40%, 12/18/2029(a)	1,250,000	1,261,894
Goldman Home Improvement Trust, Series 2021-GRN2, Class A, 1.15%, 06/25/2051(a)	864,673	821,715
Lendingpoint Asset Securitization Trust
Series 2022-B, Class A, 4.77%, 10/15/2029(a)	133,337	132,895
Series 2022-C, Class B, 7.46%, 02/15/2030(a)	2,000,000	2,007,784
LendingPoint Pass-Through Trust
Series 2022-ST1, Class A, 2.50%, 03/15/2028(a)	330,455	323,827
Series 2022-ST2, Class A, 3.25%, 04/15/2028(a)	479,181	472,907
Marlette Funding Trust
Series 2022-3A, Class B, 5.95%, 11/15/2032(a)	629,319	630,540
Series 2023-1A, Class B, 6.50%, 04/15/2033(a)	2,000,000	2,010,692
Series 2023-1A, Class C, 7.20%, 04/15/2033(a)	2,000,000	2,036,406
Series 2023-3A, Class C, 7.06%, 09/15/2033(a)	3,200,000	3,261,014
Momnt Technologies Trust, Series 2023-1A, Class A, 6.92%, 03/20/2045(a)	1,392,519	1,397,031
NetCredit Funding LLC, Series 2024-A, Class A, 7.43%, 10/21/2030(a)	454,166	456,516
Oportun Financial Corp.
Series 2021-A, Class A, 1.21%, 03/08/2028(a)	215,419	209,617
Series 2021-C, Class A, 2.18%, 10/08/2031(a)	2,000,000	1,914,894
Series 2022-A, Class B, 5.25%, 06/09/2031(a)	4,350,000	4,282,362
Pagaya AI Debt Selection Trust
Series 2021-1, Class C, 4.09%, 11/15/2027(a)	102,492	87,672
Series 2021-5, Class B, 2.63%, 08/15/2029(a)	281,340	280,307
Series 2021-HG1, Class A, 1.22%, 01/16/2029(a)	1,020,304	1,003,596

See accompanying notes which are an integral part of these financial statements.

38

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Series 2021-HG1, Class B, 1.82%, 01/16/2029(a)	$634,400	$612,933
Series 2022-1, Class B, 3.34%, 10/15/2029(a)	5,199,312	5,139,624
Series 2022-2, Class B, 6.63%, 01/15/2030(a)	3,699,780	3,715,271
Series 2022-5, Class A, 8.10%, 06/17/2030(a)	1,964,032	1,991,426
Series 2023-5, Class B, 7.63%, 04/15/2031(a)	3,749,968	3,783,178
Series 2023-5, Class C, 9.10%, 04/15/2031(a)	1,749,985	1,796,103
Series 2023-7, Class B, 7.55%, 07/15/2031(a)	1,399,479	1,411,177
Series 2023-7, Class C, 8.80%, 07/15/2031(a)	1,249,534	1,282,356
Series 2024-1, Class B, 7.11%, 07/15/2031(a)	4,398,900	4,452,048
Series 2024-2, Class B, 6.61%, 08/15/2031(a)	6,297,565	6,339,727
Series 2024-3, Class A, 6.26%, 10/15/2031(a)	643,401	646,207
Series 2024-3, Class B, 6.57%, 10/15/2031(a)	5,100,000	5,141,988
Series 2024-5, Class B, 6.60%, 10/15/2031(a)	2,000,000	2,013,666
Series 2024-6, Class B, 6.59%, 11/15/2031(a)	2,250,000	2,268,353
Republic Finance Issuance Trust, Series 2020-A, Class A, 2.47%, 11/20/2030(a)	56,517	56,394
SpringCastle America LLC, Series 2020-AA, Class A, 1.97%, 09/25/2037(a)	6,593,118	6,080,279
Theorem Funding Trust
Series 2022-3A, Class A, 7.60%, 04/15/2029(a)	1,248,538	1,261,247
Series 2022-3A, Class B, 8.95%, 04/15/2029(a)	1,400,000	1,443,099
Upstart Pass-Through Trust
Series 2020-ST5, Class A, 3.00%, 12/20/2026(a)	756,019	746,702
Series 2020-ST6, Class A, 3.00%, 01/20/2027(a)	172,723	170,447
Series 2021-ST1, Class A, 2.75%, 02/20/2027(a)	716,480	702,967
Series 2021-ST10, Class A, 2.25%, 01/20/2030(a)	530,377	524,760
Series 2021-ST4, Class A, 2.00%, 07/20/2027(a)	2,034,716	1,976,686
Series 2021-ST6, Class A, 1.85%, 08/20/2027(a)	865,885	856,661
Series 2022-ST1, Class A, 2.60%, 03/20/2030(a)	1,199,640	1,183,721
Series 2022-ST3, Class A, 4.30%, 05/20/2030(a)	700,373	687,353
Upstart Securitization Trust
Series 2021-1, Class C, 4.06%, 03/20/2031(a)	834,302	827,317
Series 2021-4, Class B, 1.84%, 09/20/2031(a)	1,667,417	1,654,816
Series 2021-5, Class B, 2.49%, 11/20/2031(a)	446,445	443,477
Series 2022-2, Class B, 6.10%, 05/20/2032(a)	1,414,198	1,415,427
Series 2022-4, Class A, 5.98%, 08/20/2032(a)	511,903	512,808
Series 2023-1, Class A, 6.59%, 02/20/2033(a)	249,038	249,413
Series 2023-2, Class A, 6.77%, 06/20/2033(a)	445,306	446,823
Upstart Structured Pass-Through Trust
Series 2022-1A, Class A, 3.40%, 04/15/2030(a)	2,206,160	2,180,125
Series 2022-2A, Class A, 4.25%, 06/17/2030(a)	300,500	293,179
Series 2022-4A, Class B, 8.54%, 11/15/2030(a)	2,200,000	2,244,376
		101,523,357

See accompanying notes which are an integral part of these financial statements.

39

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Credit Card — 3.2%
American Express Travel Related Services Co., Inc., Series 2022-3, Class A, 3.75%, 08/15/2027	$2,280,000	$2,252,743
Avant Credit Card Master Trust
Series 2021-1A, Class A, 1.37%, 04/15/2027(a)	3,500,000	3,461,048
Series 2021-1A, Class B, 1.62%, 04/15/2027(a)	2,250,000	2,228,159
BA Credit Card Trust, Series 2022-A1, Class A1, 3.53%, 11/15/2027	1,485,000	1,468,114
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class A, 2.55%, 12/17/2029(a)	2,000,000	1,964,704
Genesis Sales Finance Master Trust, Series 2021-AA, Class A, 1.20%, 12/21/2026(a)	2,000,000	1,953,262
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.04%, 09/20/2027(a)	700,000	704,855
		14,032,885
Equipment — 1.1%
ClickLease Equipment Receivables Trust, Series 2024-1, Class A, 6.86%, 02/15/2030(a)	1,091,941	1,095,036
Octane Receivables Trust, Series 2020-1A, Class D, 5.45%, 03/20/2028(a)	3,100,000	3,105,007
Verizon Master Trust, Series 2023-5, Class A1B, 6.02% (30 day avg SOFR US + 0.68%), 09/08/2028	400,000	402,076
		4,602,119
TOTAL ASSET-BACKED SECURITIES (Cost $191,782,070)		191,491,781
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 18.7%
A&D Mortgage LLC
Series 2023-NQM4, Class A1, 7.47%, 09/25/2068(a)(c)	914,576	943,894
Series 2023-NQM4, Class A3, 8.10%, 09/25/2068(a)(c)	914,576	947,407
Bellemeade Re Ltd., Series 2023-1, Class M1B, 9.60% (30 day avg SOFR US + 4.25%), 10/25/2033(a)	300,000	310,245
BRAVO Residential Funding Trust, Series 2024-NQM4, Class A1A, 4.35%, 01/25/2060(a)(c)	990,743	952,714
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A3, 3.14%, 11/25/2059(a)(c)	714,371	697,722
Chase Mortgage Finance Corp., Series 2019-ATR2, Class A11, 6.36% (1 mo. Term SOFR + 1.01%), 07/25/2049(a)	1,237,161	1,169,542
CIM Trust
Series 2019-INV2, Class A11, 6.41% (30 day avg SOFR US + 1.06%), 05/25/2049(a)	157,876	150,988
Series 2021-NR2, Class A1, 5.57%, 07/25/2059(a)(c)	1,714,940	1,701,483
COLT Funding LLC
Series 2020-2, Class A3, 3.70%, 03/25/2065(a)(b)	1,710,000	1,623,029
Series 2021-3R, Class A3, 1.51%, 12/25/2064(a)(b)	591,586	523,901
Series 2022-7, Class A3, 6.25%, 04/25/2067(a)(b)	527,282	535,151
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A3, 3.88%, 07/25/2049(a)(c)	1,326,328	1,259,699

See accompanying notes which are an integral part of these financial statements.

40

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2019-NQM1, Class A1, 3.66%, 10/25/2059(a)(c)	$789,410	$764,129
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(a)(b)	1,374,216	1,230,210
Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/2068(a)(c)	874,387	899,022
Flagstar Mortgage Trust, Series 2018-6RR, Class 1A2, 6.16% (1 mo. Term SOFR + 0.81%), 10/25/2048(a)	932,389	882,107
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 07/25/2056(a)(b)	35,492	32,523
GCAT Trust
Series 2020-NQM2, Class A1, 2.56%, 04/25/2065(a)(c)	1,326,044	1,245,717
Series 2021-NQM2, Class A2, 1.24%, 05/25/2066(a)(b)	1,290,754	1,110,886
Series 2022-NQM4, Class A3, 5.73%, 08/25/2067(a)(c)	540,145	546,569
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class B2, 6.56%, 07/25/2044(a)(b)	882,489	886,902
Series 2020-PJ2, Class A1, 3.50%, 07/25/2050(a)(b)	209,436	185,855
Series 2021-NQM1, Class A3, 1.53%, 07/25/2061(a)(b)	1,358,217	1,193,796
Series 2021-PJ9, Class A8, 2.50%, 02/26/2052(a)(b)	7,432,499	6,437,079
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.62%, 06/25/2056(a)(b)	1,133,422	979,188
JP Morgan Mortgage Trust
Series 2019-5, Class A11, 6.36% (1 mo. Term SOFR + 1.01%), 11/25/2049(a)	628,518	607,567
Series 2019-6, Class A3, 3.50%, 12/25/2049(a)(b)	1,368,177	1,259,077
Series 2019-LTV3, Class A3, 3.50%, 03/25/2050(a)(b)	131,797	129,836
Series 2023-HE1, Class A1, 7.09% (30 day avg SOFR US + 1.75%), 11/25/2053(a)	646,989	658,295
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A10, 2.50%, 06/25/2051(a)(b)	3,411,556	2,981,888
Metlife Securitization Trust, Series 2020-INV1, Class A5, 3.00%, 05/25/2050(a)(b)	1,642,616	1,444,383
Mill City Mortgage Trust, Series 2021-NMR1, Class A1, 1.13%, 11/25/2060(a)(b)	812,543	771,934
NMLT Trust, Series 2021-INV1, Class A3, 1.80%, 05/25/2056(a)(b)	1,310,165	1,104,454
Onslow Bay Mortgage Loan Trust
Series 2018-EXP1, Class 2A2, 6.46% (1 mo. Term SOFR + 1.11%), 04/25/2048(a)	15,136	15,078
Series 2020-EXP1, Class 2A1, 6.21% (1 mo. Term SOFR + 0.86%), 02/25/2060(a)	386,473	373,218
Series 2021-NQM1, Class A3, 1.33%, 02/25/2066(a)(b)	3,937,314	3,394,059
Pretium Mortgage Credit Partners LLC
Series 2021-NPL3, Class A1, 4.87%, 07/25/2051(a)(c)	3,933,541	3,815,668
Series 2024-NPL1, Class A1, 7.14%, 01/25/2054(a)(c)	2,178,272	2,223,112
Series 2024-RN2, Class A1, 7.12%, 04/25/2054(a)(c)	997,606	1,014,067
PRKCM Trust, Series 2023-AFC1, Class A3, 7.30%, 02/25/2058(a)(c)	1,150,956	1,159,484
PRPM LLC
Series 2021-3, Class A1, 4.87%, 04/25/2026(a)(c)	63,311	62,040
Series 2021-6, Class A1, 4.79%, 07/25/2026(a)(c)	2,278,396	2,211,038
Series 2021-7, Class A1, 1.87%, 08/25/2026(a)(c)	676,546	657,044

See accompanying notes which are an integral part of these financial statements.

41

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2022-NQM1, Class A3, 5.50%, 08/25/2067(a)(c)	$2,122,879	$2,143,346
Series 2024-2, Class A1, 7.03%, 03/25/2029(a)(c)	761,017	773,181
Series 2024-RCF1, Class A3, 4.00%, 01/25/2054(a)(c)	500,000	459,140
RCO Mortgage LLC, Series 2022-1, Class A1, 3.00%, 01/25/2027(a)(c)	1,531,598	1,496,104
Rithm Capital Corp., Series 2021-INV1, Class A6, 2.50%, 06/25/2051(a)(b)	2,123,607	1,896,169
Saluda Grade Mortgage Funding LLC, Series 2021-MF1, Class A1, 2.81%, 11/25/2029(a)(b)	4,455,127	4,492,969
Sequoia Mortgage Trust, Series 2023-4, Class A10, 6.00%, 11/25/2053(a)(b)	587,982	594,448
SGR Residential Mortgage Trust, Series 2021-2, Class A2, 1.94%, 12/25/2061(a)(b)	3,714,192	3,113,659
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A3, 1.59%, 11/25/2055(a)(b)	1,566,002	1,488,085
Toorak Mortgage Corp., Series 2022-INV1, Class A1, 2.58%, 02/25/2057(a)(b)	2,977,290	2,724,718
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 6.46% (1 mo. Term SOFR + 1.11%), 10/25/2059(a)	938,411	948,761
Verus Securitization Trust
Series 2019-INV3, Class A2, 3.95%, 11/25/2059(a)(b)	719,163	704,579
Series 2019-INV3, Class M1, 3.28%, 11/25/2059(a)(b)	2,513,000	2,299,636
Series 2021-4, Class A2, 1.25%, 07/25/2066(a)(b)	1,481,111	1,228,214
Series 2021-8, Class A3, 2.49%, 11/25/2066(a)(b)	1,544,695	1,359,111
Series 2022-5, Class A3, 3.80%, 04/25/2067(a)(b)	861,784	776,209
Series 2023-2, Class A3, 6.85%, 03/25/2068(a)(c)	753,436	762,900
Series 2023-3, Class A3, 6.74%, 03/25/2068(a)(c)	758,050	763,035
Visio Trust, Series 2021-1R, Class A3, 1.69%, 05/25/2056(a)	1,222,551	1,099,745
WinWater Mortgage Loan Trust, Series 2015-A, Class AX1, 0.35%, 06/20/2045(a)(b)(d)	5,574,829	73,599
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $85,430,536)		80,289,608
COLLATERALIZED LOAN OBLIGATIONS — 12.7%
ABPCI Direct Lending Fund CLO LLC, Series 2017-1A, Class A1R, 7.14% (3 mo. Term SOFR + 1.86%), 04/20/2032(a)	2,484,848	2,489,281
Apidos CLO Ltd.
Series 2015-20A, Class A1RA, 6.65% (3 mo. Term SOFR + 1.36%), 07/16/2031(a)	204,613	204,305
Series XXXA, Class A1A, 6.68% (3 mo. Term SOFR + 1.40%), 10/18/2031(a)	1,237,311	1,240,152
ArrowMark Colorado Holdings
Series 2021-13A, Class X, 6.56% (3 mo. Term SOFR + 1.26%), 07/15/2034(a)	800,000	799,837
Series 2021-14A, Class X, 6.49% (3 mo. Term SOFR + 1.21%), 10/20/2034(a)	1,250,000	1,249,716
Barings Middle Market CLO Ltd., Series 2021-IA, Class X, 6.79% (3 mo. Term SOFR + 1.51%), 07/20/2033(a)	1,142,857	1,142,835

See accompanying notes which are an integral part of these financial statements.

42

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, 7.70% (3 mo. Term SOFR + 2.40%), 07/15/2031(a)	$1,038,614	$1,042,167
Black Diamond CLO Ltd., Series 2019-2A, Class A1AR, 6.60% (3 mo. Term SOFR + 1.32%), 07/23/2032(a)	2,500,000	2,500,330
Blackstone, Inc., Series 2018-1A, Class A2, 6.57% (3 mo. Term SOFR + 1.27%), 04/15/2031(a)	2,422,845	2,427,742
Cathedral Lake CLO Ltd., Series 2021-6A, Class X, 6.55% (3 mo. Term SOFR + 1.26%), 04/25/2034(a)	1,473,684	1,473,960
Cedar Funding Ltd., Series 2014-4A, Class X, 6.44% (3 mo. Term SOFR + 1.16%), 07/23/2034(a)	952,376	949,989
Churchill Middle Market CLO Ltd., Series 2023-2A, Class X, 7.28% (3 mo. Term SOFR + 2.00%), 01/20/2036(a)	2,000,000	2,001,228
Dryden Senior Loan Fund, Series 2015-40A, Class AR2, 6.47% (3 mo. Term SOFR + 1.15%), 08/15/2031(a)	3,950,424	3,950,286
First Eagle Private Credit LLC, Series 2016-1A, Class A1AR, 7.24% (3 mo. Term SOFR + 1.95%), 01/25/2032(a)	1,477,309	1,479,462
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 6.65% (3 mo. Term SOFR + 1.35%), 07/15/2031(a)	3,745,997	3,751,732
Golub Capital Partners CLO Ltd., Series 2013-17A, Class A1R, 7.20% (3 mo. Term SOFR + 1.91%), 10/25/2030(a)	810,685	813,733
Great Lakes CLO Ltd., Series 2021-5A, Class AX, 6.51% (3 mo. Term SOFR + 1.21%), 04/15/2033(a)	711,429	711,404
Jamestown CLO Ltd., Series 2016-9A, Class XRR, 6.45% (3 mo. Term SOFR + 1.16%), 07/25/2034(a)	333,337	333,337
Kingsland Ltd., Series 2019-2A, Class XR, 6.49% (3 mo. Term SOFR + 1.21%), 10/20/2034(a)	300,000	299,967
LCM XIII LP, Series 14A, Class AR, 6.58% (3 mo. Term SOFR + 1.30%), 07/20/2031(a)	1,275,450	1,277,947
Monroe Capital MML CLO Ltd., Series 2021-2A, Class X, 6.61% (3 mo. Term SOFR + 1.26%), 09/14/2033(a)	930,000	929,964
Mountain View Funding CLO Ltd., Series 2016-1A, Class XR, 6.36% (3 mo. Term SOFR + 1.06%), 04/14/2033(a)	421,053	420,000
Neuberger Berman CLO Ltd.
Series 2015-20A, Class XR, 6.51% (3 mo. Term SOFR + 1.21%), 07/15/2034(a)	2,000,000	1,999,952
Series 2017-26A, Class AR, 6.46% (3 mo. Term SOFR + 1.18%), 10/18/2030(a)	797,887	799,069
NXT Capital CLO LLC, Series 2020-1A, Class A, 7.39% (3 mo. Term SOFR + 2.11%), 01/20/2031(a)	1,187,592	1,189,361
OZLM Ltd., Series 2015-14A, Class X, 6.56% (3 mo. Term SOFR + 1.26%), 07/15/2034(a)	200,000	199,466
Saranac CLO Ltd., Series 2014-2A, Class A1AR, 6.82% (3 mo. Term SOFR + 1.49%), 11/20/2029(a)	673,058	673,172
TCW CLO Ltd.
Series 2019-1A, Class XR, 6.59% (3 mo. Term SOFR + 1.26%), 08/16/2034(a)	1,066,667	1,066,635
Series 2020-1A, Class XRR, 6.39% (3 mo. Term SOFR + 1.11%), 04/20/2034(a)	571,429	571,318

See accompanying notes which are an integral part of these financial statements.

43

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Series 2021-2A, Class X, 6.55% (3 mo. Term SOFR + 1.26%), 07/25/2034(a)	$1,066,667	$1,066,784
THL Credit Lake Shore MM CLO Ltd.
Series 2019-2A, Class A1RR, 6.69% (3 mo. Term SOFR + 1.40%), 10/17/2031(a)	2,500,000	2,499,902
Series 2021-1A, Class X, 6.74% (3 mo. Term SOFR + 1.44%), 10/15/2033(a)	3,583,332	3,583,214
TIAA CLO Ltd., Series 2016-1A, Class ARR, 6.53% (3 mo. Term SOFR + 1.25%), 07/20/2031(a)	4,097,307	4,097,725
Venture CDO Ltd., Series 2015-22A, Class AR, 6.64% (3 mo. Term SOFR + 1.34%), 01/15/2031(a)	1,581,103	1,583,694
Voya CLO Ltd., Series 2014-2A, Class A2RB, 7.10% (3 mo. Term SOFR + 1.81%), 04/17/2030(a)	3,000,000	3,009,471
Wellfleet CLO Ltd., Series 2019-XA, Class X, 6.54% (3 mo. Term SOFR + 1.26%), 07/20/2032(a)	681,818	681,710
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $54,485,654)		54,510,847
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 10.7%
Federal Home Loan Mortgage Corp.
Series K053, Class A2, 3.00%, 12/25/2025(b)	3,000,000	2,927,418
Series K055, Class A2, 2.67%, 03/25/2026	500,000	484,270
Series K056, Class A2, 2.53%, 05/25/2026	250,000	240,881
Series K058, Class A2, 2.65%, 08/25/2026	3,000,000	2,885,250
Series K-F100, Class AL, 5.58% (30 day avg SOFR US + 0.24%), 11/25/2027	3,000,765	2,978,775
Series K-F100, Class AS, 5.52% (30 day avg SOFR US + 0.18%), 01/25/2028	1,523,551	1,511,148
Series K-F101, Class AS, 5.54% (30 day avg SOFR US + 0.20%), 01/25/2031	297,524	292,770
Series K-F113, Class AS, 5.57% (30 day avg SOFR US + 0.23%), 05/25/2028	909,952	904,480
Series K-F114, Class AS, 5.56% (30 day avg SOFR US + 0.22%), 05/25/2031	211,287	208,257
Series K-F115, Class AS, 5.55% (30 day avg SOFR US + 0.21%), 06/25/2031	724,723	714,025
Series K-F117, Class AS, 5.58% (30 day avg SOFR US + 0.24%), 06/25/2031	495,914	490,472
Series K-F129, Class AS, 5.59% (30 day avg SOFR US + 0.25%), 01/25/2029	322,433	317,881
Series KF130, Class AS, 0.00% (30 day avg SOFR US + 0.29%), 01/25/2029	1,128,109	1,121,940
Series KF133, Class AS, 5.71% (30 day avg SOFR US + 0.37%), 02/25/2029	1,395,083	1,388,005
Series KF155, Class AS, 6.01% (30 day avg SOFR US + 0.67%), 02/25/2030	1,000,000	1,007,584

See accompanying notes which are an integral part of these financial statements.

44

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Series KF160, Class AS, 6.04% (30 day avg SOFR US + 0.70%), 10/25/2030	$2,277,244	$2,289,634
Series K-F43, Class A, 5.69% (30 day avg SOFR US + 0.35%), 01/25/2028	2,119,852	2,110,900
Series K-F48, Class A, 5.74% (30 day avg SOFR US + 0.40%), 06/25/2028	823,150	820,634
Series K-F51, Class A, 5.85% (30 day avg SOFR US + 0.51%), 08/25/2025	1,447,602	1,449,329
Series K-F60, Class A, 5.94% (30 day avg SOFR US + 0.60%), 02/25/2026	987,169	989,107
Series K-F62, Class A, 5.93% (30 day avg SOFR US + 0.59%), 04/25/2026	699,427	697,504
Series K-F64, Class A, 5.89% (30 day avg SOFR US + 0.55%), 06/25/2026	279,367	278,432
Series KF67, Class A, 5.97% (30 day avg SOFR US + 0.63%), 08/25/2029	1,046,545	1,052,499
Series K-F68, Class A, 5.94% (30 day avg SOFR US + 0.60%), 07/25/2026	4,093,630	4,101,437
Series K-F74, Class AS, 5.87% (SOFR 1M Historical Calendar Day Compounded + 0.53%), 01/25/2027	44,131	43,966
Series KF75, Class AS, 5.89% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	531,556	532,709
Series KF81, Class AS, 5.74% (30 day avg SOFR US + 0.40%), 06/25/2027	770,511	768,929
Series K-F84, Class AL, 5.75% (30 day avg SOFR US + 0.41%), 07/25/2030	1,494,208	1,493,183
Series K-F86, Class AL, 5.74% (30 day avg SOFR US + 0.40%), 08/25/2027	1,187,582	1,185,092
Series K-F86, Class AS, 5.66% (30 day avg SOFR US + 0.32%), 08/25/2027	3,893,180	3,876,256
Series K-F91, Class AL, 5.78% (30 day avg SOFR US + 0.44%), 10/25/2030	654,211	652,158
Series K-F92, Class AS, 5.70% (30 day avg SOFR US + 0.36%), 10/25/2030	287,696	284,515
Series K-F93, Class AL, 5.73% (30 day avg SOFR US + 0.39%), 10/25/2027	953,663	951,104
Series K-F93, Class AS, 5.65% (30 day avg SOFR US + 0.31%), 10/25/2027	815,382	811,197
Series K-F94, Class AL, 5.75% (30 day avg SOFR US + 0.41%), 11/25/2030	729,711	726,214
Series KF95, Class AL, 5.71% (30 day avg SOFR US + 0.37%), 11/25/2030	185,261	183,830
Series K-F96, Class AS, 5.64% (30 day avg SOFR US + 0.30%), 11/25/2030	262,627	258,882
Series KF97, Class AS, 5.59% (30 day avg SOFR US + 0.25%), 12/25/2030	204,801	202,357

See accompanying notes which are an integral part of these financial statements.

45

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Series K-F99, Class AS, 5.54% (30 day avg SOFR US + 0.20%), 12/25/2030	$988,988	$974,468
Federal National Mortgage Association, Pool AN6538, 2.50%, 09/01/2024	1,902,999	1,893,220
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $46,165,102)		46,100,712
CORPORATE OBLIGATIONS — 5.4%
Basic Materials — 0.3%
Mercer International, Inc., 5.50%, 01/15/2026	300,000	292,620
NOVA Chemicals Corp., 5.00%, 05/01/2025(a)	650,000	644,838
Steel Dynamics, Inc., 2.80%, 12/15/2024	400,000	395,404
		1,332,862
Communications — 0.2%
Nexstar Media, Inc., 5.63%, 07/15/2027(a)	100,000	97,001
T-Mobile USA, Inc., 3.50%, 04/15/2025	360,000	354,914
Univision Communications, Inc., 6.63%, 06/01/2027(a)	400,000	398,199
		850,114
Consumer, Cyclical — 0.5%
AutoNation, Inc., 3.50%, 11/15/2024	300,000	297,649
Brunswick Corp./DE, 0.85%, 08/18/2024	190,000	189,512
Carnival Corp., 7.63%, 03/01/2026(a)	250,000	252,568
Ford Motor Credit Co. LLC, 4.06%, 11/01/2024	200,000	199,048
General Motors Financial Co., Inc., 2.90%, 02/26/2025	200,000	196,972
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025(a)	100,000	97,990
NCL Corp. Ltd., 5.88%, 03/15/2026(a)	500,000	498,226
Volkswagen Group of America Finance LLC, 3.35%, 05/13/2025(a)	500,000	492,024
		2,223,989
Consumer, Non-cyclical — 0.6%
Baxter International, Inc., 1.32%, 11/29/2024	500,000	493,015
GE HealthCare Technologies, Inc., 5.55%, 11/15/2024	500,000	499,814
Global Payments, Inc., 2.65%, 02/15/2025	500,000	492,323
Mondelez International Holdings Netherlands BV, 0.75%, 09/24/2024(a)	510,000	506,430
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	500,000	493,475
		2,485,057
Energy — 1.7%
Archrock Partners LP / Archrock Partners Finance Corp., 6.88%, 04/01/2027(a)	120,000	120,539
CITGO Petroleum Corp., 7.00%, 06/15/2025(a)	500,000	500,260
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/2025(a)	350,000	350,010
DCP Midstream Operating LP, 5.38%, 07/15/2025	126,000	125,933
Enbridge, Inc., 2.50%, 02/14/2025	500,000	491,920
Energy Transfer LP, 2.90%, 05/15/2025	500,000	490,042

See accompanying notes which are an integral part of these financial statements.

46

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Energy — (Continued)
EnLink Midstream Partners LP, 4.85%, 07/15/2026	$600,000	$593,104
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 01/15/2027	300,000	306,996
Marathon Petroleum Corp., 3.63%, 09/15/2024	500,000	498,613
MPLX LP, 4.88%, 12/01/2024	200,000	199,448
New Fortress Energy, Inc., 6.75%, 09/15/2025(a)	300,000	295,776
ONEOK Partners LP, 4.90%, 03/15/2025	400,000	398,443
Ovintiv, Inc., 5.65%, 05/15/2025	200,000	200,106
Plains All American Pipeline LP / PAA Finance Corp., 3.60%, 11/01/2024	500,000	497,294
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	200,000	199,839
Southwestern Energy Co., 5.70%, 01/23/2025	205,000	204,316
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.50%, 10/01/2025(a)	500,000	501,461
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 07/15/2027	200,000	202,123
TransCanada PipeLines Ltd., 1.00%, 10/12/2024	500,000	495,236
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2027	300,000	301,895
Western Midstream Operating LP, 3.10%, 02/01/2025	438,000	432,551
		7,405,905
Financial — 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.88%, 08/14/2024	200,000	199,782
Ares Capital Corp., 3.25%, 07/15/2025	300,000	293,346
Avolon Holdings Funding Ltd., 2.88%, 02/15/2025(a)	300,000	294,967
Bank of America Corp., 4.00%, 01/22/2025	500,000	496,800
Capital One Financial Corp., 3.30%, 10/30/2024	200,000	198,820
goeasy Ltd., 4.38%, 05/01/2026(a)	274,000	266,922
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026(a)	400,000	382,021
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(a)	250,000	248,282
OneMain Finance Corp., 3.50%, 01/15/2027	250,000	236,489
PennyMac Financial Services, Inc., 5.38%, 10/15/2025(a)	500,000	497,461
PRA Group, Inc., 7.38%, 09/01/2025(a)	155,000	155,253
Starwood Property Trust, Inc., 4.38%, 01/15/2027(a)	300,000	288,357
Truist Financial Corp., 2.50%, 08/01/2024	300,000	300,000
UBS Group AG, 3.63%, 09/09/2024	500,000	498,887
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(a)	400,000	394,091
		4,751,478
Industrial — 0.8%
3M Co., 2.65%, 04/15/2025	500,000	490,717
Boeing Co., 4.88%, 05/01/2025	500,000	496,267
Carrier Global Corp., 2.24%, 02/15/2025	365,000	358,792
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/2027(a)	550,000	564,257
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027(a)	300,000	300,606
Penske Truck Leasing Co. Lp / PTL Finance Corp., 2.70%, 11/01/2024(a)	340,000	337,423

See accompanying notes which are an integral part of these financial statements.

47

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Industrial — (Continued)
Rolls-Royce PLC, 3.63%, 10/14/2025(a)	$300,000	$293,110
Ryder System, Inc., 2.50%, 09/01/2024	260,000	259,145
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/2025	320,000	313,806
		3,414,123
Technology — 0.1%
Hewlett Packard Enterprise Co., 5.90%, 10/01/2024	500,000	500,061
Oracle Corp., 2.50%, 04/01/2025	150,000	147,133
		647,194
Utilities — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 05/20/2025	125,000	124,248
Edison International, 3.55%, 11/15/2024	170,000	168,761
		293,009
TOTAL CORPORATE OBLIGATIONS (Cost $23,332,140)		23,403,731
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.9%
ACREC Trust, Series 2021-FL1, Class AS, 6.95% (1 mo. Term SOFR + 1.61%), 10/16/2036(a)	370,000	369,589
BrightSpire Capital, Inc., Series 2021-FL1, Class AS, 7.06% (1 mo. Term SOFR + 1.71%), 08/19/2038(a)	2,000,000	1,959,052
BXP Trust, Series 2017-CQHP, Class A, 6.23% (1 mo. Term SOFR + 0.90%), 11/15/2034(a)	1,000,000	926,532
Credit Suisse Mortgage Capital Certificates, Series 2017-PFHP, Class A, 6.33% (1 mo. Term SOFR + 1.00%), 12/15/2030(a)	620,000	576,346
GS Mortgage Securities Corp., Series 2018-TWR, Class B, 6.83% (1 mo. Term SOFR + 1.50%), 07/15/2031(a)	775,000	595,247
JP Morgan Chase Commercial Mortgage Securities, Series 2018-PTC, Class A, 6.83% (1 mo. Term SOFR + 1.50%), 04/15/2031(a)	1,253,000	815,102
KREF, Series 2021-FL2, Class A, 6.52% (1 mo. Term SOFR + 1.18%), 02/15/2039(a)	498,988	493,404
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 6.91% (1 mo. Term SOFR + 1.58%), 07/15/2036(a)	848,857	792,238
TPG Real Estate Finance Issuer Ltd., Series 2022-FL5, Class AS, 7.48% (1 mo. Term SOFR + 2.15%), 02/15/2039(a)	1,000,000	986,318
Velocity Commercial Capital Loan Trust
Series 2021-2, Class A, 1.52%, 08/25/2051(a)(b)	2,982,971	2,559,517
Series 2021-3, Class A, 1.96%, 10/25/2051(a)(b)	2,046,359	1,662,258
Series 2021-4, Class A, 2.52%, 12/26/2051(a)(b)	995,957	840,859
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,307,535)		12,576,462
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 1.3%
Federal Home Loan Mortgage Corp.
Series 4776, Class QM, 3.00%, 06/15/2045	50,702	50,550
Series 5078, Class AB, 2.00%, 09/25/2035	1,430,653	1,388,724

See accompanying notes which are an integral part of these financial statements.

48

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Federal National Mortgage Association
Pool AN0571, 3.10%, 01/01/2026	$2,000,000	$1,951,102
Pool BM7189, 2.92%, 10/01/2025(b)	1,619,776	1,587,124
Series 2017-61, Class K, 3.50%, 08/25/2046	588,222	557,432
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $5,647,564)		5,534,932
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — 0.9%
Federal Home Loan Mortgage Corp.
Series 2016-SC02, Class M2, 3.63%, 10/25/2046(b)	1,505,252	1,442,412
Series 2022-DNA3, Class M1A, 7.35% (30 day avg SOFR US + 2.00%), 04/25/2042(a)	273,524	277,867
Series 2024-DNA2, Class M1, 6.55% (30 day avg SOFR US + 1.20%), 05/25/2044(a)	1,892,841	1,899,131
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $3,681,784)		3,619,410

Shares
SHORT-TERM INVESTMENTS — 4.7%
Money Market Funds — 3.5%
First American Government Obligations Fund - Class U, 5.25%(e)	15,201,162	15,201,162

	Par
U.S. Treasury Bills — 1.2%
5.26%, 09/05/2024(f)	$2,000,000	1,989,830
5.30%, 09/24/2024(f)	3,000,000	2,976,345
		4,966,175
TOTAL SHORT-TERM INVESTMENTS (Cost $20,167,337)		20,167,337
TOTAL INVESTMENTS — 101.8% (Cost $444,999,722)		$437,694,820
Liabilities in Excess of Other Assets — (1.8%)		(7,569,874)
TOTAL NET ASSETS — 100.0%		$430,124,946

Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of July 31, 2024, the value of these securities total $335,611,529 or 78.0% of the Fund’s net assets.

See accompanying notes which are an integral part of these financial statements.

49

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)
(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2024.

(c)	Step coupon bond. The rate disclosed is as of July 31, 2024.
(d)	Interest only security.
(e)	The rate shown represents the 7-day effective yield as of July 31, 2024.
(f)	The rate shown is the effective yield as of July 31, 2024.
See accompanying notes which are an integral part of these financial statements.

50

Angel Oak UltraShort Income Fund
Schedule of Open Futures Contracts
July 31, 2024 (Unaudited)

Short Futures Contracts	Contracts Sold	Expiration Date	Notional	Value/Unrealized Appreciation (Depreciation)
Eris SOFR 3 Year Swap	(166)	09/22/2025	$(15,275,669)	$179,512
Eris SOFR 3 Year Swap	(293)	12/22/2025	(27,759,728)	345,506
Eris SOFR 4 Year Swap	(213)	12/21/2026	(19,904,743)	305,016
Total Unrealized Appreciation (Depreciation)				$830,034

See accompanying notes which are an integral part of these financial statements.

51

Angel Oak High Yield Opportunities ETF
Schedule of Investments
July 31, 2024 (Unaudited)

	Par	Value
CORPORATE OBLIGATIONS — 67.8%
Basic Materials — 5.8%
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/2031(a)	$250,000	$ 262,139
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	400,000	399,866
6.75%, 04/15/2030(a)	500,000	503,861
Consolidated Energy Finance SA, 12.00%, 02/15/2031(a)	400,000	395,379
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(a)	1,000,000	966,723
Hecla Mining Co., 7.25%, 02/15/2028	500,000	504,653
Mercer International, Inc., 5.13%, 02/01/2029	750,000	637,036
Methanex Corp., 5.25%, 12/15/2029	500,000	486,294
NOVA Chemicals Corp., 8.50%, 11/15/2028(a)	200,000	212,208
Taseko Mines Ltd., 8.25%, 05/01/2030(a)	600,000	615,871
		4,984,030
Communications — 5.5%
Cars.com, Inc., 6.38%, 11/01/2028(a)	500,000	492,472
CMG Media Corp., 8.88%, 12/15/2027(a)	250,000	143,212
Consolidated Communications, Inc., 6.50%, 10/01/2028(a)	500,000	451,164
CSC Holdings LLC, 5.50%, 04/15/2027(a)	500,000	418,518
Cumulus Media New Holdings, Inc., 8.00%, 07/01/2029(a)	509,000	201,055
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)	1,000,000	964,338
Gray Television, Inc., 5.38%, 11/15/2031(a)	1,000,000	641,771
Lamar Media Corp., 4.88%, 01/15/2029	250,000	242,904
Nexstar Media, Inc., 5.63%, 07/15/2027(a)	250,000	242,502
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 08/15/2027(a)	250,000	244,177
Townsquare Media, Inc., 6.88%, 02/01/2026(a)	300,000	295,728
Univision Communications, Inc., 6.63%, 06/01/2027(a)	250,000	248,874
Urban One, Inc., 7.38%, 02/01/2028(a)	200,000	152,837
		4,739,552
Consumer, Cyclical — 9.9%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(a)	291,667	289,885
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	1,000,000	917,176
Beacon Roofing Supply, Inc., 4.50%, 11/15/2026(a)	250,000	242,976
Caesars Entertainment, Inc., 6.50%, 02/15/2032(a)	100,000	101,282
Carnival Corp., 6.00%, 05/01/2029(a)	350,000	349,398
Cinemark USA, Inc., 7.00%, 08/01/2032(a)	1,000,000	1,018,831
Clarios Global LP, 6.75%, 05/15/2025(a)	226,000	226,371
FirstCash, Inc., 4.63%, 09/01/2028(a)	500,000	477,996
Goodyear Tire & Rubber Co., 5.00%, 07/15/2029	500,000	471,514
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 11.00%, 04/15/2029(a)	412,500	392,302
Installed Building Products, Inc., 5.75%, 02/01/2028(a)	100,000	98,380
LCM Investments Holdings LLC, 8.25%, 08/01/2031(a)	100,000	104,933
Lithia Motors, Inc., 4.63%, 12/15/2027(a)	250,000	240,716
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	500,000	477,140

See accompanying notes which are an integral part of these financial statements.

52

Angel Oak High Yield Opportunities ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Consumer, Cyclical — (Continued)
NCL Corp. Ltd., 5.88%, 03/15/2026(a)	$300,000	$ 298,936
New Red Finance, Inc., 4.38%, 01/15/2028(a)	250,000	237,946
Phinia, Inc., 6.75%, 04/15/2029(a)	345,000	352,331
Resideo Funding, Inc., 6.50%, 07/15/2032(a)	500,000	500,439
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032	600,000	598,315
STL Holding Co. LLC, 8.75%, 02/15/2029(a)	450,000	468,372
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.00%, 06/01/2031(a)	100,000	90,828
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/2028(a)	100,000	89,339
White Cap Buyer LLC, 6.88%, 10/15/2028(a)	500,000	495,177
		8,540,583
Consumer, Non-cyclical — 7.4%
Arrow Bidco LLC, 10.75%, 06/15/2025(a)	470,000	479,400
B&G Foods, Inc., 8.00%, 09/15/2028(a)	650,000	663,059
Herc Holdings, Inc., 6.63%, 06/15/2029(a)	250,000	255,465
Korn Ferry, 4.63%, 12/15/2027(a)	250,000	242,094
Matthews International Corp., 5.25%, 12/01/2025(a)	250,000	247,036
Medline Borrower LP, 5.25%, 10/01/2029(a)	500,000	483,152
NESCO Holdings, Inc., 5.50%, 04/15/2029(a)	100,000	93,158
Performance Food Group, Inc., 4.25%, 08/01/2029(a)	500,000	462,858
Post Holdings, Inc., 6.25%, 02/15/2032(a)	250,000	253,446
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 08/31/2027(a)	250,000	233,629
Select Medical Corp., 6.25%, 08/15/2026(a)	500,000	504,197
Simmons Foods, Inc., 4.63%, 03/01/2029(a)	250,000	225,348
Sotheby’s
7.38%, 10/15/2027(a)	300,000	250,099
5.88%, 06/01/2029(a)	500,000	365,361
TreeHouse Foods, Inc., 4.00%, 09/01/2028	250,000	225,784
Upbound Group, Inc., 6.38%, 02/15/2029(a)	500,000	489,373
US Foods, Inc., 7.25%, 01/15/2032(a)	200,000	209,411
VT Topco, Inc., 8.50%, 08/15/2030(a)	700,000	741,179
		6,424,049
Diversified — 0.7%
Stena International SA, 7.25%, 01/15/2031(a)	625,000	639,987
Energy — 14.6%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029(a)	100,000	105,198
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 01/15/2028(a)	1,250,000	1,240,806
6.63%, 02/01/2032(a)	100,000	102,089
Archrock Partners LP / Archrock Partners Finance Corp., 6.88%, 04/01/2027(a)	700,000	703,141
Borr IHC Ltd. / Borr Finance LLC, 10.38%, 11/15/2030(a)	194,903	205,793

See accompanying notes which are an integral part of these financial statements.

53

Angel Oak High Yield Opportunities ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Energy — (Continued)
Calumet Specialty Products Partners LP / Calumet Finance Corp.
8.13%, 01/15/2027(a)	$600,000	$564,607
9.75%, 07/15/2028(a)	200,000	183,578
CITGO Petroleum Corp., 7.00%, 06/15/2025(a)	500,000	500,259
Comstock Resources, Inc.
6.75%, 03/01/2029(a)	100,000	96,996
5.88%, 01/15/2030(a)	100,000	92,846
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(a)	250,000	256,285
Enviva Partners LP / Enviva Partners Finance Corp., 6.50%, 01/15/2026(a)(b)	400,000	178,000
Genesis Energy LP / Genesis Energy Finance Corp., 8.25%, 01/15/2029	275,000	286,232
Greenfire Resources Ltd., 12.00%, 10/01/2028(a)	200,000	214,887
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029(a)	250,000	267,375
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/2029(a)	900,000	885,622
Kinetik Holdings LP, 5.88%, 06/15/2030(a)	250,000	247,627
New Fortress Energy, Inc.
6.75%, 09/15/2025(a)	163,000	160,705
6.50%, 09/30/2026(a)	500,000	464,679
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	500,000	490,925
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029(a)	1,000,000	962,059
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	500,000	457,353
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
7.50%, 10/01/2025(a)	500,000	501,460
6.00%, 12/31/2030(a)	500,000	474,090
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2027	750,000	754,738
Venture Global Calcasieu Pass LLC
4.13%, 08/15/2031(a)	250,000	227,397
3.88%, 11/01/2033(a)	250,000	216,963
Venture Global LNG, Inc., 8.38%, 06/01/2031(a)	700,000	734,850
Warrior Met Coal, Inc., 7.88%, 12/01/2028(a)	1,009,000	1,034,633
		12,611,193
Financial — 11.6%
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 5.25%, 04/15/2030(a)	500,000	333,018
Encore Capital Group, Inc., 8.50%, 05/15/2030(a)	500,000	518,997
Freedom Mortgage Corp., 7.63%, 05/01/2026(a)	500,000	500,991
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(a)	600,000	604,726
GGAM Finance Ltd.
8.00%, 02/15/2027(a)	500,000	517,227
6.88%, 04/15/2029(a)	450,000	461,221
Global Aircraft Leasing Co. Ltd., 6.50% (includes 7.25% PIK), 09/15/2024(a)	449,338	441,754
goeasy Ltd.
4.38%, 05/01/2026(a)	500,000	487,084
9.25%, 12/01/2028(a)	200,000	214,303

See accompanying notes which are an integral part of these financial statements.

54

Angel Oak High Yield Opportunities ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026(a)	$ 750,000	$716,289
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(a)	200,000	210,008
LD Holdings Group LLC, 6.13%, 04/01/2028(a)	400,000	319,638
LPL Holdings, Inc., 4.63%, 11/15/2027(a)	500,000	487,627
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/2029(a)	200,000	211,772
6.50%, 03/26/2031(a)	200,000	207,705
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/2031	500,000	329,523
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(a)	650,000	645,533
OneMain Finance Corp., 7.50%, 05/15/2031	250,000	257,198
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(a)	100,000	102,680
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(a)	250,000	239,078
PRA Group, Inc.
7.38%, 09/01/2025(a)	250,000	250,408
5.00%, 10/01/2029(a)	500,000	444,624
8.88%, 01/31/2030(a)	100,000	101,902
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032(a)	300,000	303,580
StoneX Group, Inc., 7.88%, 03/01/2031(a)	500,000	520,760
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(a)	500,000	482,774
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.50%, 02/15/2029(a)	200,000	150,272
		10,060,692
Industrial — 10.7%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(a)	500,000	504,229
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026(a)	250,000	249,334
Builders FirstSource, Inc.
5.00%, 03/01/2030(a)	250,000	239,393
6.38%, 03/01/2034(a)	500,000	504,863
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(a)	500,000	470,452
Coherent Corp., 5.00%, 12/15/2029(a)	500,000	477,336
EquipmentShare.com, Inc., 9.00%, 05/15/2028(a)	500,000	515,041
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/2027(a)	250,000	256,480
Genesee & Wyoming, Inc., 6.25%, 04/15/2032(a)	300,000	304,121
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	300,000	270,558
Knife River Corp., 7.75%, 05/01/2031(a)	500,000	525,214
MIWD Holdco LLC / MIWD Finance Corp., 5.50%, 02/01/2030(a)	100,000	93,753
Moog, Inc., 4.25%, 12/15/2027(a)	250,000	239,536
Mueller Water Products, Inc., 4.00%, 06/15/2029(a)	300,000	280,230
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(a)	725,000	716,093
Reworld Holding Corp., 5.00%, 09/01/2030	500,000	453,704
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(a)	200,000	186,963
Sealed Air Corp., 6.50%, 07/15/2032(a)	250,000	253,609
Sealed Air Corp./Sealed Air Corp. US, 7.25%, 02/15/2031(a)	100,000	104,238
Seaspan Corp., 5.50%, 08/01/2029(a)	500,000	451,013
Sensata Technologies BV, 5.88%, 09/01/2030(a)	250,000	246,772

See accompanying notes which are an integral part of these financial statements.

55

Angel Oak High Yield Opportunities ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Industrial — (Continued)
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028(a)	$250,000	$247,886
Standard Industries, Inc., 6.50%, 08/15/2032(a)(c)	500,000	501,535
Summit Materials LLC / Summit Materials Finance Corp., 7.25%, 01/15/2031(a)	100,000	104,339
Trinity Industries, Inc., 7.75%, 07/15/2028(a)	100,000	104,360
Vertiv Group Corp., 4.13%, 11/15/2028(a)	500,000	473,946
XPO, Inc., 7.13%, 06/01/2031(a)	500,000	516,230
		9,291,228
Technology — 0.6%
Zebra Technologies Corp., 6.50%, 06/01/2032(a)	500,000	514,046
Utilities — 1.0%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/2028(a)	250,000	247,581
Pike Corp., 8.63%, 01/31/2031(a)	225,000	242,260
Vistra Operations Co. LLC
7.75%, 10/15/2031(a)	100,000	105,564
6.88%, 04/15/2032(a)	250,000	257,544
		852,949
TOTAL CORPORATE OBLIGATIONS (Cost $61,135,251)		58,658,309
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 19.1%
A&D Mortgage LLC, Series 2024-NQM1, Class B1, 8.57%, 02/25/2069(a)(d)	1,000,000	1,025,999
BRAVO Residential Funding Trust, Series 2024-NQM2, Class B1, 7.91%, 02/25/2064(a)	1,000,000	1,019,595
COLT Funding LLC
Series 2022-7, Class B1, 6.29%, 04/25/2067(a)(d)	1,000,000	965,633
Series 2023-4, Class B1, 8.30%, 10/25/2068(a)(d)	1,000,000	1,018,362
Series 2024-1, Class B1, 7.83%, 02/25/2069(a)(d)	1,000,000	1,017,224
GCAT Trust, Series 2023-NQM2, Class B1, 6.98%, 11/25/2067(a)(d)	850,000	841,166
GS Mortgage-Backed Securities Trust, Series 2019-PJ1, Class B6, 4.04%, 08/25/2049(a)(d)	511,534	316,084
Home RE Ltd., Series 2021-2, Class B1, 9.50% (30 day avg SOFR US + 4.15%), 01/25/2034(a)	800,000	808,149
JP Morgan Mortgage Trust
Series 2020-2, Class B4, 3.82%, 07/25/2050(a)(d)	698,265	615,135
Series 2020-3, Class B4, 3.84%, 08/25/2050(a)(d)	694,429	609,388
Oaktown Re, Series 2021-2, Class B1, 9.75% (30 day avg SOFR US + 4.40%), 04/25/2034(a)	1,000,000	1,026,840
Progress Residential Trust
Series 2021-SFR1, Class F, 2.76%, 04/17/2038(a)	765,000	711,869
Series 2021-SFR9, Class F, 4.05%, 11/17/2040(a)	500,000	451,846
PRPM LLC
Series 2024-2, Class A2, 10.04%, 03/25/2029(a)(e)	500,000	507,987
Series 2024-RCF1, Class M2, 4.00%, 01/25/2054(a)(e)	1,000,000	829,059

See accompanying notes which are an integral part of these financial statements.

56

Angel Oak High Yield Opportunities ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Radnor RE Ltd.
Series 2021-1, Class M2, 8.50% (30 day avg SOFR US + 3.15%), 12/27/2033(a)	$750,000	$752,731
Series 2021-2, Class B1, 11.35% (30 day avg SOFR US + 6.00%), 11/25/2031(a)	750,000	802,768
Rithm Capital Corp., Series 2015-1A, Class B6, 5.22%, 05/28/2052(a)(d)	1,315,000	919,199
Starwood Mortgage Residential Trust, Series 2021-1, Class B1, 3.52%, 05/25/2065(a)(d)	1,000,000	835,128
Verus Securitization Trust
Series 2023-3, Class B1, 7.87%, 03/25/2068(a)(d)	450,000	455,375
Series 2024-2, Class B1, 7.86%, 02/25/2069(a)(d)	1,000,000	1,017,329
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $15,909,373)		16,546,866
ASSET-BACKED SECURITIES — 5.1%
Automobile — 2.2%
BOF URSA Funding Trust, Series 2024-CAR1, Class E, 8.95% (30 day avg SOFR US + 3.60%), 12/26/2031(a)	173,499	173,931
CPS Auto Trust, Series 2024-B, Class E, 8.36%, 11/17/2031(a)	200,000	206,942
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.75%, 11/15/2030(a)	200,000	215,318
GLS Auto Receivables Trust, Series 2024-1A, Class E, 7.94%, 10/15/2030(a)	100,000	101,027
Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class D, 10.59% (30 day avg SOFR US + 5.25%), 05/20/2032(a)	232,501	234,289
SBNA Auto Receivables Trust, Series 2024-A, Class E, 8.00%, 04/15/2032(a)	200,000	201,684
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026(a)	177,285	174,923
Tricolor Auto Securitization Trust
Series 2023-1A, Class E, 13.45%, 06/15/2028(a)	100,000	104,955
Series 2023-1A, Class F, 16.00%, 06/17/2030(a)	200,000	210,480
Veros Automobile Receivables Trust, Series 2024-1, Class D, 9.87%, 05/15/2031(a)	250,000	254,322
		1,877,871
Consumer — 2.5%
Affirm, Inc.
Series 2023-B, Class E, 11.32%, 09/15/2028(a)	200,000	202,194
Series 2024-A, Class E, 9.17%, 02/15/2029(a)	100,000	100,610
Foundation Finance Trust, Series 2023-1A, Class D, 9.18%, 12/15/2043(a)	188,627	190,458
Pagaya AI Debt Selection Trust
Series 2024-1, Class D, 9.00%, 07/15/2031(a)	199,950	196,130
Series 2024-2, Class D, 9.00%, 08/15/2031(a)	149,933	148,277
Series 2024-3, Class D, 9.00%, 10/15/2031(a)	200,000	202,450
Series 2024-5, Class D, 12.97%, 10/15/2031(a)	200,000	207,797
Series 2024-7, Class D, 10.90%, 12/15/2031(a)	200,000	201,311

See accompanying notes which are an integral part of these financial statements.

57

Angel Oak High Yield Opportunities ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Prosper Marketplace Issuance Trust, Series 2023-1A, Class D, 11.24%, 07/16/2029(a)	$ 200,000	$ 202,986
Purchasing Power Funding, Series 2024-A, Class E, 10.18%, 08/15/2028(a)	200,000	204,224
Upstart Securitization Trust
Series 2021-3, Class C, 3.28%, 07/20/2031(a)	176,630	170,915
Series 2023-1, Class C, 11.10%, 02/20/2033(a)	100,000	102,517
		2,129,869
Equipment — 0.4%
Octane Receivables Trust
Series 2024-1A, Class E, 7.82%, 08/20/2031(a)	200,000	194,951
Series 2024-2A, Class E, 9.04%, 07/20/2032(a)	200,000	203,572
		398,523
TOTAL ASSET-BACKED SECURITIES (Cost $4,327,051)		4,406,263

	Shares
EXCHANGE TRADED FUNDS — 2.9%
iShares Broad USD High Yield Corporate Bond ETF	68,130	2,513,997
TOTAL EXCHANGE TRADED FUNDS (Cost $2,501,454)		2,513,997

	Par
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — 0.9%
Federal Home Loan Mortgage Corp., Series 2021-HQA1, Class B2, 10.35% (30 day avg SOFR US + 5.00%), 08/25/2033(a)	$750,000	821,250
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $650,632)		821,250
SHORT-TERM INVESTMENTS — 4.0%
Money Market Funds — 4.0%
First American Government Obligations Fund - Class U, 5.25%(f)	3,446,692	3,446,692
TOTAL SHORT-TERM INVESTMENTS (Cost $3,446,692)		3,446,692
TOTAL INVESTMENTS — 99.8% (Cost $87,970,453)		$86,393,377
Other Assets in Excess of Liabilities — 0.2%		146,263
TOTAL NET ASSETS — 100.0%		$ 86,539,640

See accompanying notes which are an integral part of these financial statements.

58

Angel Oak High Yield Opportunities ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of July 31, 2024, the value of these securities total $72,899,686 or 84.2% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2024.

(e)	Step coupon bond. The rate disclosed is as of July 31, 2024.
(f)	The rate shown represents the 7-day effective yield as of July 31, 2024.
See accompanying notes which are an integral part of these financial statements.

59

Angel Oak Mortgage-Backed Securities ETF
Schedule of Investments
July 31, 2024 (Unaudited)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 61.6%
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A3, 1.44%, 03/25/2060(a)(b)	$450,797	$424,688
Series 2024-NQM4, Class A1A, 4.35%, 01/25/2060(a)(c)	990,743	952,714
Brean Asset Backed Securities Trust, Series 2024-RM8, Class A1, 4.50%, 05/25/2064(a)	493,541	458,107
Colony American Finance Ltd., Series 2020-4, Class D, 2.71%, 12/15/2052(a)	300,000	242,603
COLT Funding LLC
Series 2021-1, Class M1, 2.29%, 06/25/2066(a)(b)	1,179,000	849,926
Series 2021-3, Class M1, 2.30%, 09/27/2066(a)(b)	135,000	87,993
Series 2022-2, Class B1, 4.02%, 02/25/2067(a)(b)	500,000	397,456
Series 2022-3, Class B1, 4.23%, 02/25/2067(a)(b)	2,000,000	1,691,450
Series 2024-1, Class A1, 5.84%, 02/25/2069(a)(c)	267,519	268,739
Series 2024-INV1, Class A3, 6.48%, 12/25/2068(a)(c)	939,327	956,898
Credit Suisse Mortgage Capital Certificates
Series 2021-AFC1, Class M1, 2.19%, 03/25/2056(a)(b)	1,000,000	635,366
Series 2021-NQM2, Class M1, 2.28%, 02/25/2066(a)(b)	50,000	35,154
Deephaven Residential Mortgage Trust
Series 2021-2, Class M1, 2.22%, 04/25/2066(a)(b)	100,000	75,219
Series 2021-3, Class M1, 2.42%, 08/25/2066(a)(b)	2,000,000	1,500,328
Ellington Financial Mortgage Trust
Series 2021-2, Class M1, 2.30%, 06/25/2066(a)(b)	139,000	92,386
Series 2024-INV1, Class A1A, 6.56%, 03/25/2069(a)(c)	479,102	495,199
FIGRE Trust
Series 2024-HE1, Class A, 6.17%, 03/25/2054(a)(b)	462,774	469,682
Series 2024-HE1, Class D, 7.19%, 03/25/2054(a)(b)	231,387	236,012
GCAT Trust, Series 2021-NQM7, Class A1, 1.92%, 08/25/2066(a)(b)	251,923	229,502
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A2, 2.50%, 04/25/2052(a)(b)	861,045	706,736
Series 2024-HE1, Class A1, 6.95% (30 day avg SOFR US + 1.60%), 08/25/2054(a)	952,046	961,285
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.62%, 06/25/2056(a)(b)	226,684	195,838
JP Morgan Mortgage Trust
Series 2019-6, Class B3, 4.27%, 12/25/2049(a)(b)	89,927	83,275
Series 2020-2, Class B4, 3.82%, 07/25/2050(a)(b)	344,598	303,573
Series 2020-3, Class B4, 3.84%, 08/25/2050(a)(b)	342,705	300,737
Series 2021-1, Class A3, 2.50%, 06/25/2051(a)(b)	1,487,291	1,220,476
Series 2021-12, Class A8, 2.50%, 02/25/2052(a)(b)	1,500,000	1,167,364
Series 2021-4, Class A3, 2.50%, 08/25/2051(a)(b)	1,093,182	903,304
Series 2021-6, Class A4, 2.50%, 10/25/2051(a)(b)	1,016,707	889,569
Series 2024-5, Class B4, 6.97%, 11/25/2054(a)(b)	399,610	385,742
JP Morgan Wealth Management, Series 2020-ATR1, Class A5, 3.00%, 02/25/2050(a)(b)	2,000,000	1,722,852
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A15, 3.00%, 04/25/2052(a)(b)	2,162,588	1,831,619

See accompanying notes which are an integral part of these financial statements.

60

Angel Oak Mortgage-Backed Securities ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
MFRA Trust
Series 2021-RPL1, Class A2, 2.07%, 07/25/2060(a)(b)	$500,000	$415,240
Series 2021-RPL1, Class M2, 2.85%, 07/25/2060(a)(b)	500,000	401,194
Mill City Mortgage Trust, Series 2017-2, Class M3, 3.25%, 07/25/2059(a)(b)	160,000	147,069
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-3, Class B4, 6.58%, 09/25/2053(a)(b)	250,000	225,505
Series 2024-NQM1, Class A2, 6.41%, 12/25/2068(a)(c)	859,474	870,579
New Residential Mortgage Loan Trust, Series 2019-2A, Class B6, 4.79%, 12/25/2057(a)(b)	289,877	210,738
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A1, 2.50%, 07/25/2051(a)(b)	803,776	654,761
Series 2021-NQM1, Class A1, 1.07%, 02/25/2066(a)(b)	726,107	633,923
Series 2021-NQM2, Class A3, 1.56%, 05/25/2061(a)(b)	641,341	524,580
Series 2022-INV1, Class A18, 3.00%, 12/25/2051(a)(b)	176,348	148,870
Pretium Mortgage Credit Partners LLC, Series 2024-RN2, Class A1, 7.12%, 04/25/2054(a)(c)	997,606	1,014,067
PRPM LLC
Series 2021-RPL1, Class M1, 2.68%, 07/25/2051(a)(b)	1,000,000	821,489
Series 2023-NQM3, Class M1, 7.25%, 11/25/2068(a)(b)	250,000	258,970
Series 2024-1, Class A1, 6.96%, 02/25/2029(a)(c)	235,727	238,636
Series 2024-2, Class A1, 7.03%, 03/25/2029(a)(c)	761,017	773,181
Series 2024-3, Class A1, 6.99%, 05/25/2029(a)(c)	961,870	978,209
Series 2024-NQM1, Class A3, 6.67%, 12/25/2068(a)(c)	479,148	486,503
Series 2024-RCF4, Class M1, 4.00%, 07/25/2054(a)(c)	500,000	453,189
Rate Mortgage Trust, Series 2021-J3, Class A25, 2.50%, 10/25/2051(a)(b)	500,000	322,105
RCKT Mortgage Trust, Series 2022-4, Class A2, 3.50%, 06/25/2052(a)(b)	782,612	695,219
Rithm Capital Corp., Series 2015-1A, Class B6, 5.22%, 05/28/2052(a)(b)	701,333	490,240
Saluda Grade Mortgage Funding LLC
Series 2022-SEQ2, Class A3, 4.50%, 02/25/2052(a)(b)	750,000	718,521
Series 2023-FIG4, Class A, 6.72%, 11/25/2053(a)(b)	895,081	922,115
Sequoia Mortgage Trust
Series 2024-1, Class A13, 6.00%, 01/25/2054(a)(b)	300,000	300,177
Series 2024-2, Class A13, 6.00%, 12/25/2053(a)(b)	500,000	503,148
SGR Residential Mortgage Trust
Series 2021-1, Class A3, 1.56%, 07/25/2061(a)(b)	2,361,971	2,027,750
Series 2021-1, Class M1, 2.50%, 07/25/2061(a)(b)	744,000	488,076
Starwood Mortgage Residential Trust, Series 2022-3, Class A1, 4.16%, 03/25/2067(a)(b)	205,262	200,108
Towd Point Mortgage Trust, Series 2020-4, Class M1, 2.88%, 10/25/2060(a)	565,000	444,482
Verus Securitization Trust
Series 2021-5, Class A3, 1.37%, 09/25/2066(a)(b)	2,076,352	1,762,707
Series 2021-5, Class M1, 2.33%, 09/25/2066(a)(b)	250,000	175,424
Series 2022-3, Class A3, 4.13%, 02/25/2067(a)(b)	227,343	209,838
Series 2022-7, Class B1, 5.37%, 07/25/2067(a)(b)	1,600,000	1,532,493
Series 2023-7, Class B1, 7.92%, 10/25/2068(a)(b)	1,500,000	1,524,342

See accompanying notes which are an integral part of these financial statements.

61

Angel Oak Mortgage-Backed Securities ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 2.50%, 06/25/2051(a)(b)	$323,011	$277,740
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $42,564,024)		42,622,980
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 32.3%
Federal Home Loan Mortgage Corp.
Pool QE8504, 5.00%, 08/01/2052	877,736	865,455
Pool QI2043, 6.00%, 03/01/2054	498,323	506,261
Pool RC1914, 2.00%, 06/01/2036	332,534	297,824
Pool SD0803, 3.00%, 01/01/2052	829,831	723,666
Pool SD5781, 6.00%, 07/01/2054	450,000	457,169
Pool SD5809, 6.00%, 07/01/2054	1,000,000	1,014,369
Pool SD8243, 3.50%, 09/01/2052	319,135	289,214
Pool SD8401, 5.50%, 02/01/2054	2,917,504	2,920,678
Pool SD8409, 6.00%, 03/01/2054	2,374,670	2,408,048
Federal National Mortgage Association
4.00%, 08/15/2040	5,000,000	4,676,563
Pool CB8710, 6.00%, 06/01/2054	995,533	1,013,882
Pool DB4019, 6.00%, 05/01/2054	698,524	711,835
Pool MA5072, 5.50%, 07/01/2053	2,759,749	2,762,752
Pool MA5354, 6.00%, 05/01/2054	2,428,392	2,462,525
Government National Mortgage Association, Pool MA9305, 5.50%, 11/20/2053	1,263,563	1,266,518
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $22,294,505)		22,376,759
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 6.9%
Federal Home Loan Mortgage Corp.
Series 2019-KF58, Class B, 7.60% (30 day avg SOFR US + 2.26%), 01/25/2026(a)	253,287	249,274
Series K-158, Class A2, 4.05%, 07/25/2033	1,545,000	1,495,588
Series K-161, Class A2, 4.90%, 10/25/2033	1,000,000	1,029,422
Series KF130, Class AS, 0.00% (30 day avg SOFR US + 0.29%), 01/25/2029	650,832	647,273
Series K-G05, Class A2, 2.00%, 01/25/2031	250,000	216,870
Series KSG3, Class A2, 2.65%, 05/25/2032(b)	200,000	176,845
Series K-SG4, Class A2, 3.40%, 08/25/2032(b)	1,000,000	929,676
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $4,751,226)		4,744,948

See accompanying notes which are an integral part of these financial statements.

62

Angel Oak Mortgage-Backed Securities ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — 1.8%
Automobile — 0.5%
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.20%, 07/15/2027(a)	$119,227	$117,403
Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 07/16/2029(a)	200,000	199,904
		317,307
Consumer — 1.3%
Foundation Finance Trust, Series 2021-2A, Class D, 5.73%, 01/15/2042(a)	500,000	476,952
Goldman Home Improvement Trust, Series 2021-GRN2, Class D, 4.00%, 06/25/2051(a)	457,072	419,910
		896,862
TOTAL ASSET-BACKED SECURITIES (Cost $1,266,670)		1,214,169
CORPORATE OBLIGATIONS — 0.6%
Financial — 0.6%
Dime Community Bancshares, Inc., 5.00% to 05/15/2027 then 3 mo. Term SOFR + 2.18%, 05/15/2032	500,000	443,847
TOTAL CORPORATE OBLIGATIONS (Cost $500,006)		443,847
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
BBCMS Trust, Series 2022-C17, Class A5, 4.44%, 09/15/2055	200,000	188,977
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $192,656)		188,977
SHORT-TERM INVESTMENTS — 1.9%
Money Market Funds — 1.9%
First American Government Obligations Fund - Class U, 5.25%(d)	1,324,654	1,324,654
TOTAL SHORT-TERM INVESTMENTS (Cost $1,324,654)		1,324,654
TOTAL INVESTMENTS — 105.4% (Cost $72,893,741)		$72,916,334
Liabilities in Excess of Other Assets — (5.4%)		(3,744,542)
TOTAL NET ASSETS — 100.0%		$69,171,792

Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of July 31, 2024, the value of these securities total $44,086,423 or 63.7% of the Fund’s net assets.

See accompanying notes which are an integral part of these financial statements.

63

Angel Oak Mortgage-Backed Securities ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)
(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2024.

(c)	Step coupon bond. The rate disclosed is as of July 31, 2024.
(d)	The rate shown represents the 7-day effective yield as of July 31, 2024.
See accompanying notes which are an integral part of these financial statements.

64

Angel Oak Mortgage-Backed Securities ETF
Schedule of Open Futures Contracts
July 31, 2024 (Unaudited)

Long Futures Contracts	Contracts Purchased	Expiration Date	Notional	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	40	09/19/2024	$4,472,500	$115,171
U.S. Treasury 5 Year Note	129	09/30/2024	13,917,891	128,950
U.S. Treasury Long Bonds	13	09/19/2024	1,570,156	43,833
Total Unrealized Appreciation (Depreciation)				$ 287,954

See accompanying notes which are an integral part of these financial statements.

65

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)

	Par	Value
ASSET-BACKED SECURITIES — 41.9%
Automobile — 16.6%
ACC Trust, Series 2022-1, Class B, 2.55%, 02/20/2025(a)	$ 51,272	$ 50,825
ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 06/20/2030(a)	1,789,080	1,801,546
American Credit Acceptance Receivables Trust
Series 2022-4, Class D, 8.00%, 02/15/2029(a)	6,700,000	6,871,567
Series 2024-2, Class B, 6.10%, 12/13/2027(a)	1,500,000	1,523,207
Arivo Acceptance Auto Loan Receivables Trust
Series 2021-1A, Class C, 3.77%, 03/15/2027(a)	150,000	146,629
Series 2022-1A, Class A, 3.93%, 05/15/2028(a)	69,807	69,067
Series 2022-2A, Class A, 6.90%, 01/16/2029(a)	203,468	205,005
Series 2024-1A, Class A, 6.46%, 04/17/2028(a)	626,372	631,250
Avid Automobile Receivables Trust, Series 2023-1, Class B, 7.12%, 03/15/2027(a)	400,000	400,894
Avis Budget Car Rental LLC
Series 2019-2A, Class C, 4.24%, 09/22/2025(a)	400,000	400,154
Series 2019-3A, Class D, 5.43%, 03/20/2026(a)	500,000	498,547
Series 2020-1A, Class A, 2.33%, 08/20/2026(a)	1,965,000	1,918,217
Series 2020-1A, Class B, 2.68%, 08/20/2026(a)	1,045,000	1,020,151
Series 2020-2A, Class C, 4.25%, 02/20/2027(a)	1,500,000	1,465,618
Series 2022-5A, Class B, 7.09%, 04/20/2027(a)	1,370,000	1,399,754
Carvana Auto Receivables Trust
Series 2020-N1A, Class E, 5.20%, 07/15/2027(a)	1,907,627	1,878,448
Series 2021-N2, Class B, 0.75%, 03/10/2028	626,902	592,201
Series 2021-N2, Class C, 1.07%, 03/10/2028	152,694	144,860
Series 2021-N3, Class C, 1.02%, 06/12/2028	22,698	21,422
Series 2023-P3, Class A2, 6.09%, 11/10/2026(a)	717,539	719,061
Series 2024-P2, Class N, 7.03%, 06/10/2031(a)	407,410	408,402
CPS Auto Trust
Series 2022-C, Class C, 5.28%, 04/15/2030(a)	2,912,000	2,902,288
Series 2022-D, Class D, 8.73%, 01/16/2029(a)	3,100,000	3,272,912
Series 2024-B, Class B, 6.04%, 10/16/2028(a)	2,000,000	2,033,446
DT Auto Owner Trust
Series 2022-1A, Class C, 2.96%, 11/15/2027(a)	961,828	955,494
Series 2022-2A, Class D, 5.46%, 03/15/2028(a)	3,000,000	2,986,671
Series 2022-3A, Class C, 7.69%, 07/17/2028(a)	900,000	916,344
Exeter Automobile Receivables Trust
Series 2020-3A, Class F, 5.56%, 06/15/2027(a)	4,500,000	4,479,183
Series 2022-3A, Class D, 6.76%, 09/15/2028	4,000,000	4,066,868
Series 2022-4A, Class C, 4.92%, 12/15/2028	2,390,000	2,381,351
Series 2022-5A, Class D, 7.40%, 02/15/2029	4,550,000	4,691,159
Flagship Credit Auto Trust, Series 2019-4, Class D, 3.12%, 01/15/2026(a)	466,278	464,272
GLS Auto Receivables Trust
Series 2021-1A, Class E, 3.14%, 01/18/2028(a)	600,000	581,092
Series 2022-2A, Class D, 6.15%, 04/17/2028(a)	2,000,000	2,007,784
Series 2022-3A, Class D, 6.42%, 06/15/2028(a)	2,400,000	2,432,429

See accompanying notes which are an integral part of these financial statements.

66

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
Hertz Global Holdings, Inc.
Series 2021-1A, Class B, 1.56%, 12/26/2025(a)	$ 858,333	$ 849,383
Series 2021-1A, Class C, 2.05%, 12/26/2025(a)	416,667	412,277
Series 2021-1A, Class D, 3.98%, 12/26/2025(a)	1,250,000	1,240,736
Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class B1, 6.15%, 05/20/2032(a)	465,002	469,307
Lendbuzz Securitization Trust, Series 2023-1A, Class A2, 6.92%, 08/15/2028(a)	311,674	312,917
Lobel Automobile Receivables Trust
Series 2023-1, Class A, 6.97%, 07/15/2026(a)	64,146	64,262
Series 2023-2, Class A, 7.59%, 04/16/2029(a)	2,345,380	2,360,081
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.29%, 07/15/2030(a)	566,751	567,932
Prestige Auto Receivables Trust, Series 2024-1A, Class B, 5.71%, 05/15/2028(a)	1,000,000	1,010,495
Research-Driven Pagaya Motor Asset Trust
Series 2023-3A, Class A, 7.13%, 01/26/2032(a)	238,933	240,893
Series 2023-4A, Class A, 7.54%, 03/25/2032(a)	263,913	268,187
SAFCO Auto Receivables Trust, Series 2024-1A, Class A, 6.51%, 03/20/2028(a)	127,027	127,502
Santander Consumer USA, Inc., Series 2022-6, Class B, 4.72%, 06/15/2027	2,000,000	1,992,380
Skopos Auto Receivable Trust, Series 2019-1A, Class E, 7.82%, 06/15/2026(a)	897,615	900,469
Tricolor Auto Securitization Trust
Series 2023-1A, Class A, 6.48%, 08/17/2026(a)	108,665	108,821
Series 2024-2A, Class A, 6.36%, 12/15/2027(a)	2,296,597	2,306,470
US Auto Funding Trust
Series 2022-1A, Class A, 3.98%, 04/15/2025(a)	66,252	65,484
Series 2022-1A, Class B, 5.13%, 12/15/2025(a)	50,000	28,335
Veros Automobile Receivables Trust
Series 2021-1, Class C, 3.64%, 08/15/2028(a)	500,000	499,596
Series 2023-1, Class A, 7.12%, 11/15/2028(a)	276,503	277,905
Series 2024-1, Class A, 6.28%, 11/15/2027(a)	1,319,754	1,328,016
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.48%, 09/15/2027(a)	2,100,000	2,101,084
Series 2023-2A, Class A3, 5.80%, 02/16/2027(a)	4,500,000	4,514,332
Series 2024-1A, Class A2A, 5.62%, 03/15/2027(a)	1,500,000	1,502,133
		79,887,115
Consumer — 23.6%
ACHV ABS TRUST
Series 2023-3PL, Class C, 7.35%, 08/19/2030(a)	750,000	755,486
Series 2023-4CP, Class B, 7.24%, 11/25/2030(a)	650,000	653,685
Series 2024-1PL, Class B, 6.34%, 04/25/2031(a)	1,041,723	1,045,911
Series 2024-1PL, Class C, 6.42%, 04/25/2031(a)	2,150,000	2,174,884

See accompanying notes which are an integral part of these financial statements.

67

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Affirm, Inc.
Series 2023-B, Class 1B, 7.44%, 09/15/2028(a)	$ 500,000	$ 508,997
Series 2023-X1, Class B, 7.77%, 11/15/2028(a)	500,000	506,731
Series 2024-X1, Class C, 6.57%, 05/15/2029(a)	1,500,000	1,517,151
AMCR ABS Trust, Series 2023-1A, Class A, 7.66%, 01/21/2031(a)	1,747,567	1,757,263
FREED ABS TRUST
Series 2021-3FP, Class D, 2.37%, 11/20/2028(a)	134,850	132,492
Series 2022-3FP, Class D, 7.36%, 08/20/2029(a)	2,250,000	2,267,962
Series 2022-4FP, Class C, 8.59%, 12/18/2029(a)	1,269,449	1,280,131
Series 2022-4FP, Class D, 7.40%, 12/18/2029(a)	1,250,000	1,261,894
LendingPoint Pass-Through Trust, Series 2022-ST2, Class A, 3.25%, 04/15/2028(a)	79,864	78,818
Marlette Funding Trust
Series 2021-3A, Class C, 1.81%, 12/15/2031(a)	939,000	924,655
Series 2022-3A, Class B, 5.95%, 11/15/2032(a)	2,247,569	2,251,929
Series 2022-3A, Class C, 6.89%, 11/15/2032(a)	2,000,000	2,022,086
Series 2023-1A, Class B, 6.50%, 04/15/2033(a)	4,709,000	4,734,174
Series 2023-1A, Class C, 7.20%, 04/15/2033(a)	2,300,000	2,341,867
Series 2023-3A, Class B, 6.71%, 09/15/2033(a)	1,500,000	1,512,959
Series 2023-3A, Class C, 7.06%, 09/15/2033(a)	2,700,000	2,751,481
Momnt Technologies Trust, Series 2023-1A, Class A, 6.92%, 03/20/2045(a)	1,139,334	1,143,025
NetCredit Funding LLC, Series 2024-A, Class A, 7.43%, 10/21/2030(a)	454,166	456,516
Oportun Financial Corp.
Series 2021-A, Class A, 1.21%, 03/08/2028(a)	132,159	128,599
Series 2022-A, Class B, 5.25%, 06/09/2031(a)	3,750,000	3,691,691
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class A, 1.22%, 01/16/2029(a)	86,726	85,306
Series 2022-1, Class B, 3.34%, 10/15/2029(a)	4,549,398	4,497,171
Series 2022-2, Class B, 6.63%, 01/15/2030(a)	3,399,798	3,414,033
Series 2022-5, Class A, 8.10%, 06/17/2030(a)	608,789	617,280
Series 2023-1, Class B, 9.44%, 07/15/2030(a)	249,965	255,024
Series 2023-5, Class A, 7.18%, 04/15/2031(a)	307,620	308,932
Series 2023-5, Class B, 7.63%, 04/15/2031(a)	2,049,983	2,068,137
Series 2023-5, Class C, 9.10%, 04/15/2031(a)	1,749,985	1,796,103
Series 2023-7, Class B, 7.55%, 07/15/2031(a)	599,777	604,790
Series 2023-7, Class C, 8.80%, 07/15/2031(a)	1,249,534	1,282,356
Series 2023-8, Class B, 7.96%, 06/16/2031(a)	4,489,244	4,580,888
Series 2024-1, Class B, 7.11%, 07/15/2031(a)	5,348,663	5,413,285
Series 2024-1, Class C, 8.34%, 07/15/2031(a)	1,999,500	2,039,860
Series 2024-2, Class A, 6.32%, 08/15/2031(a)	3,539,816	3,559,264
Series 2024-2, Class B, 6.61%, 08/15/2031(a)	4,847,844	4,880,300
Series 2024-2, Class C, 7.57%, 08/15/2031(a)	2,998,666	3,033,229
Series 2024-3, Class A, 6.26%, 10/15/2031(a)	2,745,177	2,757,151
Series 2024-3, Class B, 6.57%, 10/15/2031(a)	5,600,000	5,646,105

See accompanying notes which are an integral part of these financial statements.

68

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Series 2024-5, Class B, 6.60%, 10/15/2031(a)	$2,000,000	$2,013,666
Series 2024-6, Class B, 6.59%, 11/15/2031(a)	2,250,000	2,268,353
Prosper Marketplace Issuance Trust
Series 2023-1A, Class B, 7.48%, 07/16/2029(a)	4,600,000	4,660,642
Series 2023-1A, Class C, 8.29%, 07/16/2029(a)	3,300,000	3,383,269
Purchasing Power Funding, Series 2024-A, Class B, 6.43%, 08/15/2028(a)	600,000	604,839
Reach Financial LLC
Series 2022-2A, Class C, 8.40%, 05/15/2030(a)	900,000	914,607
Series 2023-1A, Class B, 7.33%, 02/18/2031(a)	1,000,000	1,015,146
Series 2023-1A, Class C, 8.45%, 02/18/2031(a)	1,500,000	1,558,197
Series 2024-1A, Class B, 6.29%, 02/18/2031(a)	2,100,000	2,110,483
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030(a)	37,182	37,101
Series 2020-A, Class B, 3.54%, 11/20/2030(a)	550,000	544,862
Theorem Funding Trust
Series 2022-3A, Class A, 7.60%, 04/15/2029(a)	106,259	107,340
Series 2022-3A, Class B, 8.95%, 04/15/2029(a)	2,700,000	2,783,119
Upstart Pass-Through Trust
Series 2020-ST5, Class A, 3.00%, 12/20/2026(a)	378,010	373,351
Series 2021-ST1, Class A, 2.75%, 02/20/2027(a)	375,563	368,480
Series 2021-ST4, Class A, 2.00%, 07/20/2027(a)	182,213	177,017
Series 2022-ST1, Class A, 2.60%, 03/20/2030(a)	275,118	271,467
Series 2022-ST3, Class A, 4.30%, 05/20/2030(a)	668,538	656,110
Upstart Securitization Trust
Series 2021-2, Class C, 3.61%, 06/20/2031(a)	1,037,042	1,020,805
Series 2021-4, Class B, 1.84%, 09/20/2031(a)	250,112	248,222
Series 2022-2, Class B, 6.10%, 05/20/2032(a)	883,874	884,642
Series 2023-1, Class A, 6.59%, 02/20/2033(a)	512,569	513,340
Series 2023-2, Class A, 6.77%, 06/20/2033(a)	445,306	446,823
Upstart Structured Pass-Through Trust
Series 2022-1A, Class A, 3.40%, 04/15/2030(a)	1,705,471	1,685,345
Series 2022-4A, Class B, 8.54%, 11/15/2030(a)	2,200,000	2,244,376
		113,631,203
Credit Card — 1.0%
American Express Travel Related Services Co., Inc., Series 2021-1, Class A, 0.90%, 11/15/2026	2,000,000	1,975,824
Capital One Financial Corp., Series 2022-A1, Class A1, 2.80%, 03/15/2027	1,000,000	985,875
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A, 8.04%, 09/20/2027(a)	450,000	453,121
Series 2024-2A, Class A, 6.56%, 07/20/2029(a)	1,500,000	1,516,270
		4,931,090

See accompanying notes which are an integral part of these financial statements.

69

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Equipment — 0.7%
ClickLease Equipment Receivables Trust, Series 2024-1, Class A, 6.86%, 02/15/2030(a)	$1,091,941	$1,095,036
Octane Receivables Trust, Series 2020-1A, Class D, 5.45%, 03/20/2028(a)	700,000	701,131
Verizon Master Trust
Series 2023-4, Class A1B, 6.19% (30 day avg SOFR US + 0.85%), 06/20/2029	1,000,000	1,006,666
Series 2023-5, Class A1B, 6.02% (30 day avg SOFR US + 0.68%), 09/08/2028	300,000	301,557
		3,104,390
TOTAL ASSET-BACKED SECURITIES (Cost $200,411,084)		201,553,798
COLLATERALIZED LOAN OBLIGATIONS — 13.6%
ABPCI Direct Lending Fund CLO LLC, Series 2017-1X, Class A1R, 7.14% (3 mo. Term SOFR + 1.86%), 04/20/2032	1,242,424	1,241,529
Apidos CLO Ltd., Series 2015-20A, Class A1RA, 6.65% (3 mo. Term SOFR + 1.36%), 07/16/2031(a)	692,536	691,494
Atlas Senior Loan Fund Ltd., Series 2021-18A, Class X, 6.39% (3 mo. Term SOFR + 1.11%), 01/18/2035(a)	400,000	399,992
Barings Middle Market CLO Ltd., Series 2019-IA, Class A1A, 7.31% (3 mo. Term SOFR + 2.01%), 10/15/2031(a)	365,134	365,219
Black Diamond CLO Ltd., Series 2019-2A, Class A1AR, 6.60% (3 mo. Term SOFR + 1.32%), 07/23/2032(a)	2,500,000	2,500,330
Clover Credit Partners CLO Ltd., Series 2017-1A, Class B, 7.41% (3 mo. Term SOFR + 2.11%), 10/15/2029(a)	2,726,326	2,730,190
Dryden Senior Loan Fund, Series 2019-72A, Class AR, 6.66% (3 mo. Term SOFR + 1.34%), 05/15/2032(a)	6,730,000	6,740,203
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 6.65% (3 mo. Term SOFR + 1.35%), 07/15/2031(a)	4,239,372	4,245,863
Golub Capital Partners CLO Ltd.
Series 2013-17A, Class A1R, 7.20% (3 mo. Term SOFR + 1.91%), 10/25/2030(a)	360,304	361,659
Series 2014-21A, Class AR, 7.02% (3 mo. Term SOFR + 1.73%), 01/25/2031(a)	448,812	448,109
Series 2018-36A, Class A, 6.80% (3 mo. Term SOFR + 1.56%), 02/05/2031(a)	7,104,724	7,115,374
Madison Park Funding Ltd.
Series 2017-23A, Class AR, 6.50% (3 mo. Term SOFR + 1.23%), 07/27/2031(a)	4,113,445	4,121,083
Series 2021-52A, Class X, 6.44% (3 mo. Term SOFR + 1.16%), 01/22/2035(a)	710,526	710,521
Mountain View CLO Ltd., Series 2022-1A, Class X, 6.35% (3 mo. Term SOFR + 1.05%), 04/15/2034(a)	2,625,000	2,624,898
Neuberger Berman CLO Ltd., Series 2017-26A, Class AR, 6.46% (3 mo. Term SOFR + 1.18%), 10/18/2030(a)	1,703,316	1,705,839

See accompanying notes which are an integral part of these financial statements.

70

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Northwoods Capital Ltd., Series 2018-14BA, Class AR, 6.57% (3 mo. Term SOFR + 1.25%), 11/13/2031(a)	$ 5,000,000	$ 4,999,840
OCP CLO Ltd., Series 2014-5A, Class A1R, 6.62% (3 mo. Term SOFR + 1.34%), 04/26/2031(a)	2,974,331	2,980,176
Octagon Investment Partners, Ltd., Series 2018-1A, Class A1A, 6.60% (3 mo. Term SOFR + 1.32%), 01/20/2031(a)	3,223,542	3,226,366
Octagon Loan Funding, Series 2014-1A, Class ARR, 6.77% (3 mo. Term SOFR + 1.44%), 11/18/2031(a)	7,398,860	7,408,123
ROMARK CLO LLC, Series 2021-5A, Class X, 6.56% (3 mo. Term SOFR + 1.26%), 01/15/2035(a)	1,052,632	1,052,609
THL Credit Lake Shore MM CLO Ltd., Series 2019-2A, Class A1RR, 6.69% (3 mo. Term SOFR + 1.40%), 10/17/2031(a)	2,500,000	2,499,902
Venture CDO Ltd., Series 2015-22A, Class AR, 6.64% (3 mo. Term SOFR + 1.34%), 01/15/2031(a)	6,324,411	6,334,776
Voya CLO Ltd.
Series 2014-2A, Class A1RR, 6.57% (3 mo. Term SOFR + 1.28%), 04/17/2030(a)	206,661	206,441
Series 2022-3A, Class X, 6.88% (3 mo. Term SOFR + 1.60%), 10/20/2036(a)	864,286	864,261
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $65,574,965)		65,574,797
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 11.6%
Federal Home Loan Mortgage Corp.
Series K041, Class A2, 3.17%, 10/25/2024	1,024,345	1,019,334
Series K042, Class A2, 2.67%, 12/25/2024	3,942,650	3,908,404
Series K045, Class A2, 3.02%, 01/25/2025	1,298,801	1,283,830
Series K046, Class A2, 3.21%, 03/25/2025	1,376,318	1,358,374
Series K048, Class A2, 3.28%, 06/25/2025(b)	4,340,000	4,275,777
Series K049, Class A2, 3.01%, 07/25/2025	5,763,168	5,660,814
Series K054, Class A2, 2.75%, 01/25/2026	1,190,000	1,155,899
Series K055, Class A2, 2.67%, 03/25/2026	826,000	800,015
Series K056, Class A2, 2.53%, 05/25/2026	250,000	240,881
Series K057, Class A2, 2.57%, 07/25/2026	3,800,000	3,660,365
Series K058, Class A2, 2.65%, 08/25/2026	4,880,000	4,693,340
Series K729, Class AM, 3.20%, 11/25/2024	1,500,000	1,490,007
Series K732, Class A2, 3.70%, 05/25/2025	5,422,440	5,362,826
Series K-F100, Class AS, 5.52% (30 day avg SOFR US + 0.18%), 01/25/2028	662,883	657,487
Series K-F101, Class AS, 5.54% (30 day avg SOFR US + 0.20%), 01/25/2031	99,175	97,590
Series K-F102, Class AS, 5.54% (30 day avg SOFR US + 0.20%), 01/25/2031	6,699,610	6,618,599
Series K-F114, Class AS, 5.56% (30 day avg SOFR US + 0.22%), 05/25/2031	3,002,967	2,959,911
Series K-F115, Class AS, 5.55% (30 day avg SOFR US + 0.21%), 06/25/2031	253,653	249,909

See accompanying notes which are an integral part of these financial statements.

71

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Series KF130, Class AS, 0.00% (30 day avg SOFR US + 0.29%), 01/25/2029	$ 2,126,052	$ 2,114,425
Series K-F136, Class AS, 5.75% (30 day avg SOFR US + 0.41%), 04/25/2032	1,058,942	1,052,511
Series K-F141, Class AS, 5.91% (30 day avg SOFR US + 0.57%), 07/25/2032	1,033,069	1,036,995
Series KF155, Class AS, 6.01% (30 day avg SOFR US + 0.67%), 02/25/2030	250,000	251,896
Series KF160, Class AS, 6.04% (30 day avg SOFR US + 0.70%), 10/25/2030	728,718	732,683
Series K-F46, Class A, 5.67% (30 day avg SOFR US + 0.33%), 03/25/2028	158,247	156,704
Series K-F57, Class A, 5.99% (30 day avg SOFR US + 0.65%), 12/25/2028	299,936	301,738
Series K-F59, Class A, 5.99% (30 day avg SOFR US + 0.65%), 02/25/2029	709,113	713,464
Series K-F61, Class A, 5.98% (30 day avg SOFR US + 0.64%), 03/25/2029	878,202	878,900
Series KF67, Class A, 5.97% (30 day avg SOFR US + 0.63%), 08/25/2029	380,562	382,727
Series KF75, Class AS, 5.89% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	1,461,780	1,464,950
Series KF81, Class AS, 5.74% (30 day avg SOFR US + 0.40%), 06/25/2027	214,229	213,789
Series K-F96, Class AL, 5.71% (30 day avg SOFR US + 0.37%), 12/25/2030	251,307	249,572
Series KF97, Class AS, 5.59% (30 day avg SOFR US + 0.25%), 12/25/2030	614,404	607,070
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $55,727,874)		55,650,786
CORPORATE OBLIGATIONS — 10.9%
Basic Materials — 0.7%
Eastman Chemical Co., 3.80%, 03/15/2025	590,000	584,142
Freeport-McMoRan, Inc., 4.55%, 11/14/2024	800,000	798,076
Mercer International, Inc., 5.50%, 01/15/2026	300,000	292,620
NOVA Chemicals Corp., 5.00%, 05/01/2025(a)	200,000	198,412
Nutrien Ltd., 3.00%, 04/01/2025	250,000	246,209
Steel Dynamics, Inc., 2.80%, 12/15/2024	450,000	444,829
Westlake Corp., 0.88%, 08/15/2024	800,000	798,444
		3,362,732
Communications — 0.4%
Expedia Group, Inc., 6.25%, 05/01/2025(a)	280,000	280,833
Sprint LLC, 7.63%, 02/15/2025	750,000	754,468

See accompanying notes which are an integral part of these financial statements.

72

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Communications — (Continued)
Univision Communications, Inc., 6.63%, 06/01/2027(a)	$ 400,000	$ 398,199
Verizon Communications, Inc., 3.50%, 11/01/2024	400,000	397,905
		1,831,405
Consumer, Cyclical — 1.6%
American Honda Finance Corp., 0.75%, 08/09/2024	400,000	399,564
AutoNation, Inc., 3.50%, 11/15/2024	903,000	895,922
AutoZone, Inc., 3.25%, 04/15/2025	600,000	591,003
Brinker International, Inc., 5.00%, 10/01/2024(a)	200,000	199,643
Brunswick Corp./DE, 0.85%, 08/18/2024	800,000	797,947
Carnival Corp., 7.63%, 03/01/2026(a)	250,000	252,568
Delta Air Lines, Inc., 7.00%, 05/01/2025(a)	750,000	756,421
Ford Motor Credit Co. LLC
4.06%, 11/01/2024	700,000	696,669
2.30%, 02/10/2025	200,000	196,266
General Motors Financial Co., Inc., 2.90%, 02/26/2025	500,000	492,430
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025(a)	800,000	783,919
NCL Corp. Ltd., 5.88%, 03/15/2026(a)	500,000	498,226
Volkswagen Group of America Finance LLC, 3.35%, 05/13/2025(a)	300,000	295,214
Whirlpool Corp., 3.70%, 05/01/2025	800,000	789,251
		7,645,043
Consumer, Non-cyclical — 1.3%
Ashtead Capital, Inc., 1.50%, 08/12/2026(a)	558,000	516,691
Baxter International, Inc., 1.32%, 11/29/2024	700,000	690,221
Campbell Soup Co., 3.95%, 03/15/2025	500,000	495,287
GE HealthCare Technologies, Inc., 5.55%, 11/15/2024	700,000	699,739
Gilead Sciences, Inc., 3.50%, 02/01/2025	300,000	297,263
Global Payments, Inc., 2.65%, 02/15/2025	700,000	689,251
HCA, Inc.
5.38%, 02/01/2025	436,000	435,176
5.25%, 04/15/2025	100,000	99,809
Laboratory Corp. of America Holdings, 3.60%, 02/01/2025	690,000	682,622
Mondelez International Holdings Netherlands BV
2.25%, 09/19/2024(a)	200,000	199,068
0.75%, 09/24/2024(a)	500,000	496,500
Tyson Foods, Inc., 3.95%, 08/15/2024	100,000	99,927
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	700,000	690,865
		6,092,419
Energy — 2.4%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/2027(a)	85,000	85,381
CITGO Petroleum Corp., 7.00%, 06/15/2025(a)	300,000	300,156
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/2025(a)	500,000	500,015
DCP Midstream Operating LP, 5.38%, 07/15/2025	189,000	188,899
Enbridge, Inc., 2.50%, 02/14/2025	700,000	688,689
Energy Transfer LP, 2.90%, 05/15/2025	600,000	588,051

See accompanying notes which are an integral part of these financial statements.

73

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Energy — (Continued)
EnLink Midstream Partners LP
4.15%, 06/01/2025	$ 700,000	$ 690,166
4.85%, 07/15/2026	600,000	593,104
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/2027(a)	255,000	273,885
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 01/15/2027	300,000	306,996
Marathon Petroleum Corp., 3.63%, 09/15/2024	700,000	698,058
MPLX LP, 4.88%, 12/01/2024	700,000	698,069
New Fortress Energy, Inc., 6.75%, 09/15/2025(a)	200,000	197,184
ONEOK Partners LP, 4.90%, 03/15/2025	800,000	796,887
Ovintiv, Inc., 5.65%, 05/15/2025	450,000	450,239
Phillips 66 Co., 3.61%, 02/15/2025	980,000	969,428
Plains All American Pipeline LP/PAA Finance Corp., 3.60%, 11/01/2024	700,000	696,212
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	434,000	433,650
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.50%, 10/01/2025(a)	300,000	300,876
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 07/15/2027	500,000	505,307
TransCanada PipeLines Ltd., 1.00%, 10/12/2024	700,000	693,331
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/2027	300,000	301,895
Western Midstream Operating LP
3.10%, 02/01/2025	500,000	493,779
3.95%, 06/01/2025	300,000	295,710
		11,745,967
Financial — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.88%, 08/14/2024	700,000	699,238
Aircastle Ltd., 5.25%, 08/11/2025(a)	700,000	696,470
American Tower Corp.
2.95%, 01/15/2025	200,000	197,534
2.40%, 03/15/2025	700,000	686,325
Ares Capital Corp., 3.25%, 07/15/2025	900,000	880,039
Avolon Holdings Funding Ltd., 2.88%, 02/15/2025(a)	900,000	884,900
Bank of America Corp.
4.00%, 01/22/2025	200,000	198,720
3.95%, 04/21/2025	100,000	98,947
Bank of Montreal, 1.50%, 01/10/2025	500,000	491,394
Bank of New York Mellon Corp., 0.85%, 10/25/2024	400,000	395,652
Capital One Financial Corp., 3.30%, 10/30/2024	500,000	497,051
Crown Castle, Inc., 3.20%, 09/01/2024	500,000	498,710
goeasy Ltd., 4.38%, 05/01/2026(a)	260,000	253,284
Goldman Sachs Group, Inc.
3.50%, 01/23/2025	400,000	396,318
3.50%, 04/01/2025	100,000	98,746
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026(a)	500,000	477,526
JPMorgan Chase & Co., 3.88%, 09/10/2024	400,000	399,300

See accompanying notes which are an integral part of these financial statements.

74

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
Morgan Stanley, 3.70%, 10/23/2024	$ 500,000	$ 497,906
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(a)	250,000	248,282
New York Life Global Funding, 2.00%, 01/22/2025(a)	744,000	732,460
OneMain Finance Corp., 3.50%, 01/15/2027	250,000	236,489
PennyMac Financial Services, Inc., 5.38%, 10/15/2025(a)	300,000	298,477
PRA Group, Inc., 7.38%, 09/01/2025(a)	200,000	200,326
Radian Group, Inc., 4.88%, 03/15/2027	150,000	148,206
Starwood Property Trust, Inc., 4.38%, 01/15/2027(a)	300,000	288,357
Truist Financial Corp., 2.50%, 08/01/2024	500,000	500,000
UBS Group AG, 3.63%, 09/09/2024	700,000	698,441
United Wholesale Mortgage LLC
5.50%, 11/15/2025(a)	200,000	198,706
5.75%, 06/15/2027(a)	400,000	394,091
Wells Fargo & Co., 3.00%, 02/19/2025	400,000	395,061
		12,686,956
Industrial — 1.5%
3M Co., 2.65%, 04/15/2025	400,000	392,574
Arrow Electronics, Inc., 3.25%, 09/08/2024	400,000	398,844
Boeing Co., 4.88%, 05/01/2025	750,000	744,400
Canadian Pacific Railway Co., 1.35%, 12/02/2024	375,000	369,779
Carrier Global Corp., 2.24%, 02/15/2025	700,000	688,094
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/2027(a)	350,000	359,072
GATX Corp., 3.25%, 03/30/2025	300,000	295,124
Howmet Aerospace, Inc., 6.88%, 05/01/2025	600,000	605,817
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027(a)	300,000	300,606
Penske Truck Leasing Co. Lp/PTL Finance Corp.
2.70%, 11/01/2024(a)	325,000	322,537
3.95%, 03/10/2025(a)	225,000	222,776
Rolls-Royce PLC, 3.63%, 10/14/2025(a)	931,000	909,617
Ryder System, Inc., 2.50%, 09/01/2024	590,000	588,059
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/2025	860,000	843,355
		7,040,654
Technology — 0.3%
Dell International LLC/EMC Corp., 5.85%, 07/15/2025	500,000	501,926
Hewlett Packard Enterprise Co., 5.90%, 10/01/2024	632,000	632,078
Oracle Corp., 2.50%, 04/01/2025	400,000	392,354
		1,526,358
Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/2025	75,000	74,549
Edison International, 3.55%, 11/15/2024	457,000	453,670
		528,219
TOTAL CORPORATE OBLIGATIONS (Cost $52,351,936)		52,459,753

See accompanying notes which are an integral part of these financial statements.

75

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 10.6%
A&D Mortgage LLC
Series 2023-NQM4, Class A1, 7.47%, 09/25/2068(a)(c)	$ 914,576	$ 943,894
Series 2023-NQM4, Class A3, 8.10%, 09/25/2068(a)(c)	914,576	947,407
AMSR Trust, Series 2020-SFR1, Class D, 2.62%, 04/17/2037(a)	446,000	435,753
Bellemeade Re Ltd., Series 2023-1, Class M1B, 9.60% (30 day avg SOFR US + 4.25%), 10/25/2033(a)	200,000	206,830
BRAVO Residential Funding Trust
Series 2024-NQM4, Class A1A, 4.35%, 01/25/2060(a)(c)	1,981,487	1,905,428
Series 2024-NQM4, Class A2, 4.35%, 01/25/2060(a)(c)	1,981,487	1,906,414
Series 2024-NQM4, Class A3, 4.35%, 01/25/2060(a)(c)	990,743	949,555
COLT Funding LLC, Series 2024-1, Class A1, 5.84%, 02/25/2069(a)(c)	891,731	895,798
Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/2068(a)(c)	437,193	449,511
CSMCM Trust, Series 2019-RP10, Class A1, 3.21%, 12/26/2059(a)(b)	200,804	200,604
Ellington Financial Mortgage Trust, Series 2024-INV1, Class A1A, 6.56%, 03/25/2069(a)(c)	1,437,306	1,485,597
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.57%, 10/19/2037(a)	425,000	404,695
GCAT Trust
Series 2021-NQM2, Class A2, 1.24%, 05/25/2066(a)(b)	1,217,692	1,048,006
Series 2021-NQM7, Class A1, 1.92%, 08/25/2066(a)(b)	251,923	229,502
Series 2023-NQM2, Class A3, 6.60%, 11/25/2067(a)(c)	402,486	402,476
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, 6.95% (30 day avg SOFR US + 1.60%), 08/25/2054(a)	1,428,069	1,441,927
Home RE Ltd., Series 2023-1, Class M1A, 7.50% (30 day avg SOFR US + 2.15%), 10/25/2033(a)	2,250,000	2,263,070
JP Morgan Mortgage Trust, Series 2023-HE1, Class A1, 7.09% (30 day avg SOFR US + 1.75%), 11/25/2053(a)	420,543	427,891
JP Morgan Wealth Management, Series 2020-ATR1, Class A4, 3.00%, 02/25/2050(a)(b)	140,511	140,189
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM1, Class A2, 6.41%, 12/25/2068(a)(c)	4,297,372	4,352,894
Oaktown Re, Series 2021-2, Class M1B, 8.25% (30 day avg SOFR US + 2.90%), 04/25/2034(a)	2,250,000	2,293,715
Onslow Bay Mortgage Loan Trust, Series 2023-NQM1, Class A3, 6.50%, 11/25/2062(a)(b)	394,555	397,947
Pretium Mortgage Credit Partners LLC
Series 2021-RN1, Class A1, 4.99%, 02/25/2061(a)(c)	265,907	262,568
Series 2024-NPL1, Class A1, 7.14%, 01/25/2054(a)(c)	2,178,272	2,223,112
Series 2024-NPL3, Class A1, 7.52%, 04/27/2054(a)(c)	2,459,181	2,498,167
Series 2024-NPL4, Class A1, 7.00%, 07/25/2054(a)(c)	2,000,000	2,019,936
Series 2024-RN2, Class A1, 7.12%, 04/25/2054(a)(c)	997,606	1,014,067
PRKCM Trust, Series 2023-AFC1, Class A3, 7.30%, 02/25/2058(a)(c)	287,739	289,871
PRPM LLC
Series 2020-4, Class A1, 5.61%, 10/25/2025(a)(c)	421,162	422,338
Series 2021-3, Class A1, 4.87%, 04/25/2026(a)(c)	72,705	71,246
Series 2021-7, Class A1, 1.87%, 08/25/2026(a)(c)	156,126	151,626
Series 2022-NQM1, Class A3, 5.50%, 08/25/2067(a)(c)	976,524	985,939

See accompanying notes which are an integral part of these financial statements.

76

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2024-2, Class A1, 7.03%, 03/25/2029(a)(c)	$ 951,272	$ 966,477
Series 2024-3, Class A1, 6.99%, 05/25/2029(a)(c)	1,923,741	1,956,418
Series 2024-NQM1, Class A3, 6.67%, 12/25/2068(a)(c)	3,354,036	3,405,520
Series 2024-NQM2, Class A1, 6.33%, 06/25/2069(a)(c)	2,500,000	2,537,640
Series 2024-RCF1, Class A1, 4.00%, 01/25/2054(a)(c)	236,168	228,238
Series 2024-RCF4, Class A1, 4.00%, 07/25/2054(a)(c)	847,000	811,005
Sequoia Mortgage Trust, Series 2023-4, Class A10, 6.00%, 11/25/2053(a)(b)	470,385	475,558
SGR Residential Mortgage Trust, Series 2019-3, Class A1, 2.70%, 09/25/2059(a)(b)	308,131	304,335
Starwood Mortgage Residential Trust
Series 2021-2, Class A3, 1.43%, 05/25/2065(a)(b)	836,403	771,938
Series 2021-SFR2, Class F, 8.29% (1 mo. Term SOFR + 2.96%), 01/17/2039(a)	401,400	385,212
Series 2022-SFR3, Class A, 6.98% (1 mo. Term SOFR + 1.65%), 05/17/2039(a)	989,274	991,565
Towd Point Mortgage Trust
Series 2017-2, Class A2, 3.25%, 04/25/2057(a)(b)	81,476	80,620
Series 2017-5, Class A1, 6.06% (1 mo. Term SOFR + 0.71%), 02/25/2057(a)	33,813	34,508
Series 2019-HY3, Class A1A, 6.46% (1 mo. Term SOFR + 1.11%), 10/25/2059(a)	537,643	543,573
Verus Securitization Trust
Series 2022-3, Class A3, 4.13%, 02/25/2067(a)(b)	189,453	174,865
Series 2022-8, Class A3, 6.13%, 09/25/2067(a)(c)	336,220	341,828
Series 2023-1, Class A2, 6.56%, 12/25/2067(a)(c)	494,326	496,808
Series 2023-2, Class A2, 6.60%, 03/25/2068(a)(c)	753,436	757,861
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 05/25/2054(a)(c)	2,147,988	2,188,444
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $50,366,550)		51,120,386
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — 4.9%
Connecticut Avenue Securities Trust
Series 2024-R03, Class 2M1, 6.50% (30 day avg SOFR US + 1.15%), 03/25/2044(a)	1,841,144	1,846,325
Series 2024-R04, Class 1M1, 6.45% (30 day avg SOFR US + 1.10%), 05/25/2044(a)	2,552,801	2,558,986
Series 2024-R05, Class 2M1, 6.34% (30 day avg SOFR US + 1.00%), 07/25/2044(a)	3,250,000	3,254,569
Federal Home Loan Mortgage Corp.
Series 2016-SC02, Class M2, 3.63%, 10/25/2046(b)	65,228	62,505
Series 2022-DNA3, Class M1A, 7.35% (30 day avg SOFR US + 2.00%), 04/25/2042(a)	273,524	277,867
Series 2022-HQA2, Class M1A, 8.00% (30 day avg SOFR US + 2.65%), 07/25/2042(a)	176,726	181,868

See accompanying notes which are an integral part of these financial statements.

77

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — (Continued)
Series 2023-HQA2, Class M1A, 7.35% (30 day avg SOFR US + 2.00%), 06/25/2043(a)	$ 1,455,495	$ 1,468,473
Series 2024-DNA1, Class M1, 6.70% (30 day avg SOFR US + 1.35%), 02/25/2044(a)	5,853,803	5,881,498
Series 2024-DNA2, Class M1, 6.55% (30 day avg SOFR US + 1.20%), 05/25/2044(a)	1,892,841	1,899,131
Series K047, Class A2, 3.33%, 05/25/2025(b)	5,959,474	5,875,243
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $23,289,100)		23,306,465
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.6%
ACREC Trust, Series 2021-FL1, Class AS, 6.95% (1 mo. Term SOFR + 1.61%), 10/16/2036(a)	700,000	699,221
BrightSpire Capital, Inc., Series 2021-FL1, Class AS, 7.06% (1 mo. Term SOFR + 1.71%), 08/19/2038(a)	2,000,000	1,959,052
KREF, Series 2021-FL2, Class A, 6.52% (1 mo. Term SOFR + 1.18%), 02/15/2039(a)	1,496,965	1,480,213
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class C, 7.15% (1 mo. Term SOFR + 1.81%), 07/15/2036(a)	1,000,000	989,115
Rialto Real Estate Fund LP, Series 2022-FL8, Class A, 7.58% (1 mo. Term SOFR + 2.25%), 01/19/2037(a)	2,000,000	2,007,450
TPG Real Estate Finance Issuer Ltd., Series 2022-FL5, Class AS, 7.48% (1 mo. Term SOFR + 2.15%), 02/15/2039(a)	500,000	493,159
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,616,050)		7,628,210
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 1.2%
Federal Home Loan Mortgage Corp.
Series 4776, Class QM, 3.00%, 06/15/2045	50,702	50,550
Series 5149, Class BD, 2.00%, 02/25/2031	173,794	171,081
Federal National Mortgage Association, Pool BM7189, 2.92%, 10/01/2025(b)	5,526,294	5,414,895
Government National Mortgage Association, Pool 405377, 9.00%, 12/15/2024	1,178	1,175
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $5,658,466)		5,637,701

Shares
SHORT-TERM INVESTMENTS — 5.4%
Money Market Funds — 4.4%
First American Government Obligations Fund - Class U, 5.25%(d)	21,173,056	21,173,056

See accompanying notes which are an integral part of these financial statements.

78

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
SHORT-TERM INVESTMENTS — (Continued)
U.S. Treasury Bills — 1.0%
5.29%, 09/12/2024(e)	$ 2,000,000	$1,987,808
5.31%, 09/24/2024(e)	3,000,000	2,976,501
		4,964,309
TOTAL SHORT-TERM INVESTMENTS (Cost $26,137,365)		26,137,365
TOTAL INVESTMENTS — 101.7% (Cost $487,133,390)		$489,069,261
Liabilities in Excess of Other Assets — (1.7%)		(8,264,686)
TOTAL NET ASSETS — 100.0%		$480,804,575

Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of July 31, 2024, the value of these securities total $337,164,894 or 70.1% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2024.

(c)	Step coupon bond. The rate disclosed is as of July 31, 2024.
(d)	The rate shown represents the 7-day effective yield as of July 31, 2024.
(e)	The rate shown is the effective yield as of July 31, 2024.
See accompanying notes which are an integral part of these financial statements.

79

Angel Oak Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 42.6%
Bellemeade Re Ltd.
Series 2023-1, Class B1, 12.05% (30 day avg SOFR US + 6.70%), 10/25/2033(a)	$ 200,000	$ 222,264
Series 2023-1, Class M1B, 9.60% (30 day avg SOFR US + 4.25%), 10/25/2033(a)	1,000,000	1,034,151
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A2, 1.28%, 03/25/2060(a)(b)	235,578	223,247
Series 2024-NQM4, Class A2, 4.35%, 01/25/2060(a)(c)	495,372	476,604
Series 2024-NQM4, Class A3, 4.35%, 01/25/2060(a)(c)	990,743	949,555
Chase Mortgage Finance Corp.
Series 2024-5, Class B4, 6.30%, 04/25/2055(a)(b)	1,913,523	1,807,604
Series 2024-5, Class B5, 6.30%, 04/25/2055(a)(b)	1,371,000	1,068,259
Series 2024-5, Class B6, 6.30%, 04/25/2055(a)(b)	1,644,767	1,066,646
Colony American Finance Ltd., Series 2020-4, Class D, 2.71%, 12/15/2052(a)	300,000	242,603
COLT Funding LLC
Series 2022-3, Class B1, 4.23%, 02/25/2067(a)(b)	2,000,000	1,691,450
Series 2022-4, Class A2, 4.50%, 03/25/2067(a)(b)	586,809	564,285
Series 2022-5, Class B1, 4.66%, 03/25/2067(a)(b)	1,250,000	1,135,302
Series 2022-7, Class B1, 6.29%, 04/25/2067(a)(b)	3,916,000	3,781,419
Series 2023-3, Class B1, 7.84%, 09/25/2068(a)(b)	2,500,000	2,539,667
Series 2024-2, Class B1, 8.09%, 04/25/2069(a)(b)	2,500,000	2,564,270
Series 2024-INV1, Class A3, 6.48%, 12/25/2068(a)(c)	469,664	478,449
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM6, Class A3, 1.59%, 07/25/2066(a)(b)	168,261	139,658
Series 2022-NQM4, Class A3, 4.82%, 06/25/2067(a)(c)	218,917	216,558
Series 2022-RPL3, Class A1, 3.89%, 03/25/2061(a)(b)	283,345	286,075
Deephaven Residential Mortgage Trust
Series 2021-2, Class B1, 3.17%, 04/25/2066(a)(b)	400,000	293,311
Series 2022-1, Class B1, 4.28%, 01/25/2067(a)(b)	500,000	402,905
Series 2022-3, Class A3, 5.30%, 07/25/2067(a)(b)	280,562	280,957
Eagle Re Ltd., Series 2023-1, Class M2, 10.55% (30 day avg SOFR US + 5.20%), 09/26/2033(a)	750,000	788,014
Ellington Financial Mortgage Trust
Series 2021-2, Class B1, 3.20%, 06/25/2066(a)(b)	315,000	215,759
Series 2021-2, Class M1, 2.30%, 06/25/2066(a)(b)	700,000	465,253
Series 2022-4, Class A3, 5.90%, 09/25/2067(a)(c)	126,676	128,879
FIGRE Trust, Series 2024-HE1, Class D, 7.19%, 03/25/2054(a)(b)	925,548	944,049
GCAT Trust
Series 2020-NQM2, Class M1, 3.59%, 04/25/2065(a)(b)	946,000	828,138
Series 2021-NQM2, Class A3, 1.50%, 05/25/2066(a)(b)	216,262	187,141
Series 2023-NQM2, Class B1, 6.98%, 11/25/2067(a)(b)	150,000	148,441
GS Mortgage-Backed Securities Trust
Series 2019-PJ1, Class B6, 4.04%, 08/25/2049(a)(b)	511,533	316,083
Series 2021-MM1, Class A2, 2.50%, 04/25/2052(a)(b)	861,045	706,736

See accompanying notes which are an integral part of these financial statements.

80

Angel Oak Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
JP Morgan Mortgage Trust
Series 2014-2, Class B2, 3.41%, 06/25/2029(a)(b)	$ 21,186	$ 20,023
Series 2019-INV3, Class B5, 4.37%, 05/25/2050(a)(b)	1,683,813	1,484,305
Series 2019-INV3, Class B6, 4.32%, 05/25/2050(a)(b)	4,957,237	3,679,985
Series 2020-2, Class B4, 3.82%, 07/25/2050(a)(b)	344,598	303,573
Series 2020-3, Class B4, 3.84%, 08/25/2050(a)(b)	342,705	300,737
Series 2020-4, Class B2, 3.64%, 11/25/2050(a)(b)	1,183,355	1,034,648
Series 2023-6, Class B4, 6.23%, 12/26/2053(a)(b)	526,811	472,420
Series 2023-6, Class B5, 6.23%, 12/26/2053(a)(b)	411,000	315,633
Series 2023-6, Class B6, 5.89%, 12/26/2053(a)(b)	330,000	214,340
Series 2023-7, Class B4, 6.30%, 02/25/2054(a)(b)	1,035,500	905,644
Series 2023-7, Class B5, 6.30%, 02/25/2054(a)(b)	717,000	554,320
Series 2023-7, Class B6, 6.06%, 02/25/2054(a)(b)	637,329	412,525
Series 2023-9, Class B5, 6.42%, 04/25/2054(a)(b)	1,054,000	842,200
Series 2023-9, Class B6, 6.16%, 04/25/2054(a)(b)	1,054,524	708,328
Series 2024-1, Class B6, 5.89%, 06/25/2054(a)(b)	2,285,608	1,595,174
Series 2024-4, Class B5, 7.21%, 10/25/2054(a)(b)	2,437,000	2,176,770
Series 2024-5, Class B6, 6.97%, 11/25/2054(a)(b)	2,704,722	1,845,397
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A15, 3.00%, 04/25/2052(a)(b)	432,518	366,324
MFRA Trust, Series 2021-NQM2, Class A3, 1.47%, 11/25/2064(a)(b)	430,725	371,166
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-3, Class B4, 6.58%, 09/25/2053(a)(b)	1,198,000	1,080,619
New Residential Mortgage Loan Trust
Series 2017-5A, Class B4, 6.38%, 06/25/2057(a)(b)	295,514	285,978
Series 2019-2A, Class B6, 4.79%, 12/25/2057(a)(b)	1,427,085	1,037,479
Oaktown Re
Series 2021-2, Class B1, 9.75% (30 day avg SOFR US + 4.40%), 04/25/2034(a)	500,000	513,420
Series 2021-2, Class M1B, 8.25% (30 day avg SOFR US + 2.90%), 04/25/2034(a)	2,000,000	2,038,858
Onslow Bay Mortgage Loan Trust
Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(a)(b)	157,062	154,079
Series 2021-J2, Class A1, 2.50%, 07/25/2051(a)(b)	1,607,553	1,309,522
Series 2023-NQM1, Class A3, 6.50%, 11/25/2062(a)(b)	394,555	397,947
Pretium Mortgage Credit Partners LLC
Series 2021-NPL2, Class A1, 4.99%, 06/27/2060(a)(c)	53,696	52,736
Series 2021-NPL3, Class A1, 4.87%, 07/25/2051(a)(c)	65,778	63,807
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060(a)(c)	169,661	166,107
Series 2021-RN1, Class A1, 4.99%, 02/25/2061(a)(c)	886,358	875,228
Series 2022-NPL1, Class A1, 2.98%, 01/25/2052(a)(c)	371,960	372,331
Series 2024-NPL3, Class A2, 10.04%, 04/27/2054(a)(c)	1,000,000	1,018,361
Series 2024-NPL4, Class A1, 7.00%, 07/25/2054(a)(c)	1,000,000	1,009,968
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(a)(c)	448,203	462,901
Progress Residential Trust
Series 2021-SFR1, Class F, 2.76%, 04/17/2038(a)	235,000	218,679
Series 2023-SFR2, Class D, 4.50%, 10/17/2040(a)	200,000	188,978

See accompanying notes which are an integral part of these financial statements.

81

Angel Oak Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
PRPM LLC
Series 2020-4, Class A1, 5.61%, 10/25/2025(a)(c)	$ 421,162	$ 422,338
Series 2022-NQM1, Class B1, 5.43%, 08/25/2067(a)(b)	1,500,000	1,408,018
Series 2024-1, Class A1, 6.96%, 02/25/2029(a)(c)	471,454	477,272
Series 2024-2, Class A1, 7.03%, 03/25/2029(a)(c)	951,272	966,477
Series 2024-2, Class A2, 10.04%, 03/25/2029(a)(c)	1,500,000	1,523,961
Series 2024-3, Class A2, 9.56%, 05/25/2029(a)(c)	1,000,000	1,017,020
Series 2024-NQM2, Class B1, 7.73%, 06/25/2069(a)(b)	1,000,000	1,004,266
Series 2024-RCF1, Class M1, 4.00%, 01/25/2054(a)(c)	250,000	219,918
Series 2024-RCF1, Class M2, 4.00%, 01/25/2054(a)(c)	250,000	207,265
Series 2024-RCF2, Class A3, 3.75%, 03/25/2054(a)(c)	2,000,000	1,818,640
Series 2024-RCF4, Class M1, 4.00%, 07/25/2054(a)(c)	1,850,000	1,676,799
Radnor RE Ltd.
Series 2021-1, Class M2, 8.50% (30 day avg SOFR US + 3.15%), 12/27/2033(a)	1,000,000	1,003,642
Series 2021-2, Class B1, 11.35% (30 day avg SOFR US + 6.00%), 11/25/2031(a)	250,000	267,589
Rate Mortgage Trust, Series 2021-J3, Class A25, 2.50%, 10/25/2051(a)(b)	500,000	322,105
RCKT Mortgage Trust, Series 2022-4, Class A2, 3.50%, 06/25/2052(a)(b)	2,695,664	2,394,644
Rithm Capital Corp.
Series 2015-1A, Class B6, 5.22%, 05/28/2052(a)(b)	906,987	633,994
Series 2022-SFR2, Class E2, 4.00%, 09/04/2039(a)	700,000	614,664
Saluda Grade Mortgage Funding LLC
Series 2020-SEQ1, Class A1, 3.32%, 05/25/2050(a)(b)	208,144	197,215
Series 2022-INV1, Class A3, 4.94%, 04/25/2067(a)(b)	459,979	430,749
Series 2023-FIG3, Class A, 7.07%, 08/25/2053(a)(b)	841,709	872,597
Series 2023-FIG3, Class B, 7.71%, 08/25/2053(a)	841,709	871,371
Series 2023-FIG4, Class A, 6.72%, 11/25/2053(a)(b)	1,790,161	1,844,229
Sequoia Mortgage Trust
Series 2018-2, Class A19, 3.50%, 02/25/2048(a)(b)	150,393	133,643
Series 2024-1, Class A13, 6.00%, 01/25/2054(a)(b)	700,000	700,412
SGR Residential Mortgage Trust
Series 2021-1, Class A3, 1.56%, 07/25/2061(a)(b)	1,605,550	1,378,363
Series 2021-2, Class A1, 1.74%, 12/25/2061(a)(b)	371,419	309,957
Series 2021-2, Class A2, 1.94%, 12/25/2061(a)(b)	599,471	502,545
Starwood Mortgage Residential Trust
Series 2019-INV1, Class B1, 3.66%, 09/27/2049(a)(b)	500,000	453,590
Series 2021-1, Class B1, 3.52%, 05/25/2065(a)(b)	600,000	501,077
Series 2021-3, Class M1, 2.49%, 06/25/2056(a)(b)	1,000,000	691,134
Triangle Re Ltd., Series 2021-3, Class M2, 9.10% (30 day avg SOFR US + 3.75%), 02/25/2034(a)	500,000	520,137
Tricon American Homes Trust, Series 2020-SFR1, Class D, 2.55%, 07/17/2038(a)	200,000	188,950

See accompanying notes which are an integral part of these financial statements.

82

Angel Oak Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Verus Securitization Trust
Series 2021-1, Class M1, 1.97%, 01/25/2066(a)(b)	$ 926,000	$ 698,101
Series 2021-4, Class A3, 1.35%, 07/25/2066(a)(b)	661,062	548,257
Series 2021-6, Class M1, 2.94%, 10/25/2066(a)(b)	290,000	201,215
Series 2021-7, Class B1, 4.14%, 10/25/2066(a)(b)	400,000	290,938
Series 2022-3, Class A3, 4.13%, 02/25/2067(a)(b)	2,273,435	2,098,376
Series 2022-7, Class B1, 5.37%, 07/25/2067(a)(b)	1,100,000	1,053,589
Series 2022-8, Class A3, 6.13%, 09/25/2067(a)(c)	336,220	341,828
Series 2022-INV1, Class B1, 5.82%, 08/25/2067(a)(b)	1,500,000	1,454,268
Series 2023-1, Class A2, 6.56%, 12/25/2067(a)(c)	494,326	496,808
Series 2023-8, Class M1, 7.45%, 12/25/2068(a)(b)	850,000	880,885
Series 2023-INV1, Class A2, 6.56%, 02/25/2068(a)(c)	546,387	564,801
Series 2023-INV1, Class M1, 7.55%, 02/25/2068(a)(b)	126,000	126,514
Vista Point Securitization Trust, Series 2024-CES1, Class B1, 8.87%, 05/25/2054(a)(b)	1,250,000	1,274,149
Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 1M2, 10.71% (30 day avg SOFR US + 5.36%), 11/25/2025(a)	30,557	30,930
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $87,720,451)		90,679,482
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 19.5%
Federal Home Loan Mortgage Corp.
Pool QG4323, 6.00%, 06/01/2053	1,413,606	1,438,776
Pool QI2043, 6.00%, 03/01/2054	996,645	1,012,523
Pool RA7673, 4.50%, 07/01/2052	892,658	859,457
Pool SD5143, 6.00%, 04/01/2054	944,708	960,939
Pool SD5709, 6.00%, 07/01/2054	997,365	1,013,254
Federal National Mortgage Association
6.00%, 08/15/2040	10,000,000	10,140,560
Pool BW5186, 5.00%, 11/01/2052	920,324	906,872
Pool DB4019, 6.00%, 05/01/2054	1,496,838	1,525,362
Pool FS7798, 6.00%, 06/01/2054	990,368	1,008,003
Government National Mortgage Association
Pool MA7419, 3.00%, 06/20/2051	1,908,765	1,707,586
Pool MA8200, 4.00%, 08/20/2052	1,788,353	1,685,233
Pool MA8267, 4.00%, 09/20/2052	1,348,821	1,272,731
Pool MA8490, 5.00%, 12/20/2052	897,606	886,275
Pool MA8491, 5.50%, 12/20/2052	174,602	175,010
Pool MA8570, 5.50%, 01/20/2053	5,979,264	5,993,243
Pool MA8649, 6.00%, 02/20/2053	526,393	533,155
Pool MA8725, 5.00%, 03/20/2053	462,418	456,581
Pool MA8727, 6.00%, 03/20/2053	811,966	821,380
Pool MA8948, 5.50%, 06/20/2053	854,958	856,957
Pool MA9017, 5.50%, 07/20/2053	1,421,676	1,425,000
Pool MA9018, 6.00%, 07/20/2053	893,274	903,632

See accompanying notes which are an integral part of these financial statements.

83

Angel Oak Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Pool MA9106, 5.50%, 08/20/2053	$ 3,324,974	$ 3,332,748
Pool MA9166, 3.00%, 09/20/2053	749,687	670,438
Pool MA9171, 5.50%, 09/20/2053	1,153,077	1,155,773
Pool MA9305, 5.50%, 11/20/2053	734,630	736,347
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $41,256,662)		41,477,835
ASSET-BACKED SECURITIES — 15.8%
Automobile — 7.3%
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B, 6.87%, 06/17/2030(a)	700,000	710,509
BOF URSA Funding Trust, Series 2024-CAR1, Class E, 8.95% (30 day avg SOFR US + 3.60%), 12/26/2031(a)	216,873	217,413
Carvana Auto Receivables Trust
Series 2021-N3, Class E, 3.16%, 06/12/2028(a)	200,000	185,806
Series 2021-N4, Class E, 4.53%, 09/11/2028(a)	450,000	423,423
Series 2024-P2, Class D, 6.10%, 06/10/2031	375,000	383,866
CPS Auto Trust
Series 2024-B, Class E, 8.36%, 11/17/2031(a)	500,000	517,355
Series 2024-C, Class E, 8.04%, 03/15/2032(a)	500,000	510,350
Exeter Automobile Receivables Trust
Series 2021-3A, Class E, 3.04%, 12/15/2028(a)	300,000	282,133
Series 2022-5A, Class E, 10.45%, 04/15/2030(a)	1,000,000	1,058,444
Series 2023-2A, Class E, 9.75%, 11/15/2030(a)	200,000	215,318
Series 2024-1A, Class E, 7.89%, 08/15/2031(a)	400,000	404,586
Series 2024-2A, Class E, 7.98%, 10/15/2031(a)	354,000	357,474
Series 2024-3A, Class E, 7.84%, 10/15/2031(a)	500,000	507,367
FHF Trust, Series 2024-1A, Class C, 7.42%, 05/15/2031(a)	200,000	205,674
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class D, 7.41%, 02/15/2030(a)	250,000	254,923
GLS Auto Receivables Trust
Series 2023-3A, Class E, 9.27%, 08/15/2030(a)	200,000	211,879
Series 2024-1A, Class E, 7.94%, 10/15/2030(a)	200,000	202,055
Hertz Global Holdings, Inc., Series 2022-4A, Class D, 6.56%, 09/25/2026(a)	200,000	195,870
Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class D, 10.59% (30 day avg SOFR US + 5.25%), 05/20/2032(a)	465,002	468,579
Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 7.99% (30 day avg SOFR US + 2.65%), 11/15/2027(a)	500,000	502,807
Lendbuzz Securitization Trust, Series 2024-2A, Class C, 7.45%, 05/15/2031(a)	1,129,000	1,165,664
Lobel Automobile Receivables Trust, Series 2023-1, Class C, 8.31%, 10/16/2028(a)	250,000	253,289
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.29%, 07/15/2030(a)	809,644	811,331

See accompanying notes which are an integral part of these financial statements.

84

Angel Oak Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
Prestige Auto Receivables Trust
Series 2022-1A, Class D, 8.08%, 08/15/2028(a)	$ 25,000	$ 25,396
Series 2024-1A, Class E, 7.94%, 04/15/2031(a)	300,000	305,398
Santander Holdings USA, Inc., Series 2024-A, Class F, 10.17%, 06/15/2032(a)	300,000	303,581
SBNA Auto Receivables Trust, Series 2024-A, Class E, 8.00%, 04/15/2032(a)	500,000	504,209
Skopos Auto Receivable Trust, Series 2019-1A, Class E, 7.82%, 06/15/2026(a)	326,405	327,443
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026(a)	620,498	612,231
Tricolor Auto Securitization Trust
Series 2023-1A, Class E, 13.45%, 06/15/2028(a)	200,000	209,911
Series 2023-1A, Class F, 16.00%, 06/17/2030(a)	800,000	841,920
US Auto Funding Trust, Series 2022-1A, Class A, 3.98%, 04/15/2025(a)	66,252	65,484
Veros Automobile Receivables Trust
Series 2021-1, Class C, 3.64%, 08/15/2028(a)	1,000,000	999,193
Series 2023-1, Class D, 11.46%, 08/15/2030(a)	100,000	104,342
Series 2024-1, Class C, 7.57%, 12/15/2028(a)	680,000	691,782
Series 2024-1, Class D, 9.87%, 05/15/2031(a)	500,000	508,643
		15,545,648
Consumer — 8.0%
Affirm, Inc.
Series 2024-A, Class D, 6.89%, 02/15/2029(a)	200,000	201,177
Series 2024-A, Class E, 9.17%, 02/15/2029(a)	200,000	201,220
Aqua Finance Trust, Series 2021-A, Class C, 3.14%, 07/17/2046(a)	180,000	150,424
Bankers Healthcare Group, Inc.
Series 2024-1CON, Class C, 6.86%, 04/17/2035(a)	800,000	811,726
Series 2024-1CON, Class D, 8.00%, 04/17/2035(a)	200,000	200,696
Foundation Finance Trust
Series 2021-1A, Class D, 4.96%, 05/15/2041(a)	97,443	86,718
Series 2023-1A, Class D, 9.18%, 12/15/2043(a)	188,627	190,458
Series 2024-1A, Class D, 8.13%, 12/15/2049(a)	250,000	254,731
GreenSky Home Improvement Trust
Series 2024-1, Class D, 7.33%, 07/25/2059(a)(d)	500,000	501,568
Series 2024-1, Class E, 9.00%, 07/25/2059(a)(d)	500,000	491,112
Lendingpoint Asset Securitization Trust, Series 2022-B, Class C, 8.45%, 10/15/2029(a)	100,000	39,892
Marlette Funding Trust, Series 2023-2A, Class D, 7.92%, 06/15/2033(a)	750,000	753,362
Momnt Technologies Trust
Series 2023-1A, Class B, 8.29%, 03/20/2045(a)	100,000	101,478
Series 2023-1A, Class C, 11.24%, 03/20/2045(a)	100,000	98,932
Oportun Financial Corp., Series 2022-3, Class C, 10.15%, 01/08/2030(a)	200,000	203,292

See accompanying notes which are an integral part of these financial statements.

85

Angel Oak Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Pagaya AI Debt Selection Trust
Series 2021-1, Class C, 4.09%, 11/15/2027(a)	$ 25,623	$ 21,918
Series 2021-5, Class C, 3.93%, 08/15/2029(a)	299,965	283,190
Series 2022-2, Class C, 7.50%, 01/15/2030(a)	499,970	484,547
Series 2023-8, Class D, 9.00%, 06/16/2031(a)	599,615	596,015
Series 2024-1, Class C, 8.34%, 07/15/2031(a)	1,899,525	1,937,867
Series 2024-1, Class D, 9.00%, 07/15/2031(a)	399,900	392,260
Series 2024-2, Class C, 7.57%, 08/15/2031(a)	349,844	353,877
Series 2024-2, Class D, 9.00%, 08/15/2031(a)	599,733	593,108
Series 2024-3, Class D, 9.00%, 10/15/2031(a)	400,000	404,900
Series 2024-5, Class D, 12.97%, 10/15/2031(a)	500,000	519,493
Series 2024-7, Class D, 10.90%, 12/15/2031(a)	500,000	503,277
Powerpay Securitization Funding LLC, Series 2024-1A, Class B, 8.46%, 02/18/2039(a)	300,000	304,888
Prosper Marketplace Issuance Trust
Series 2023-1A, Class C, 8.29%, 07/16/2029(a)	300,000	307,570
Series 2023-1A, Class D, 11.24%, 07/16/2029(a)	150,000	152,239
Series 2024-1A, Class D, 10.98%, 08/15/2029(a)	500,000	512,513
Purchasing Power Funding
Series 2024-A, Class D, 7.26%, 08/15/2028(a)	200,000	202,255
Series 2024-A, Class E, 10.18%, 08/15/2028(a)	200,000	204,225
Reach Financial LLC
Series 2022-2A, Class C, 8.40%, 05/15/2030(a)	100,000	101,623
Series 2023-1A, Class C, 8.45%, 02/18/2031(a)	200,000	207,760
Series 2024-2A, Class D, 8.83%, 07/15/2031(a)	600,000	608,087
Republic Finance Issuance Trust
Series 2020-A, Class D, 7.00%, 11/20/2030(a)	350,000	348,031
Series 2021-A, Class D, 5.23%, 12/22/2031(a)	200,000	184,839
Series 2024-A, Class C, 7.28%, 08/20/2032(a)	400,000	403,323
Series 2024-A, Class D, 9.49%, 08/20/2032(a)	250,000	250,791
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028(a)	300,000	308,552
Upstart Securitization Trust
Series 2021-3, Class C, 3.28%, 07/20/2031(a)	441,574	427,288
Series 2021-5, Class C, 4.15%, 11/20/2031(a)	1,000,000	938,997
Series 2023-1, Class C, 11.10%, 02/20/2033(a)	300,000	307,550
Series 2023-2, Class B, 7.92%, 06/20/2033(a)	1,000,000	1,011,938
		17,159,707
Equipment — 0.4%
Octane Receivables Trust
Series 2024-1A, Class E, 7.82%, 08/20/2031(a)	200,000	194,950
Series 2024-2A, Class E, 9.04%, 07/20/2032(a)	600,000	610,717
		805,667

See accompanying notes which are an integral part of these financial statements.

86

Angel Oak Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Solar — 0.1%
GoodLeap Sustainable Home Solutions Trust
Series 2022-3CS, Class A, 4.95%, 07/20/2049(a)	$ 166,344	$ 156,490
Series 2023-2GS, Class B, 7.80%, 05/20/2055(a)	100,000	101,971
		258,461
TOTAL ASSET-BACKED SECURITIES (Cost $33,315,816)		33,769,483
COLLATERALIZED LOAN OBLIGATIONS — 11.2%
37 Capital CLO Ltd., Series 2023-1A, Class D, 11.66% (3 mo. Term SOFR + 6.36%), 04/15/2036(a)	1,500,000	1,553,438
ABPCI Direct Lending Fund CLO LLC, Series 2022-11A, Class A1, 7.81% (3 mo. Term SOFR + 2.55%), 10/27/2034(a)	1,000,000	1,001,671
AMMC CDO, Series 2024-30A, Class D, 9.79% (3 mo. Term SOFR + 4.50%), 01/15/2037(a)	250,000	255,893
Apidos CLO Ltd.
Series 2018-29A, Class A2, 7.10% (3 mo. Term SOFR + 1.81%), 07/25/2030(a)	500,000	498,632
Series 2022-42A, Class C, 9.18% (3 mo. Term SOFR + 3.90%), 01/20/2036(a)	775,000	789,324
AREIT Ltd., Series 2024-CRE9, Class AS, 7.57% (1 mo. Term SOFR + 2.24%), 05/17/2041(a)	800,000	799,650
Bain Capital Credit CLO Ltd., Series 2023-4A, Class A2, 7.43% (3 mo. Term SOFR + 2.15%), 10/21/2036(a)	1,100,000	1,104,353
Barings Middle Market CLO Ltd., Series 2019-IA, Class A1A, 7.31% (3 mo. Term SOFR + 2.01%), 10/15/2031(a)	208,648	208,697
Bryant Park Funding Ltd., Series 2023-19A, Class C1, 11.32% (3 mo. Term SOFR + 6.02%), 04/15/2036(a)	1,500,000	1,531,011
Dryden Senior Loan Fund, Series 2022-106A, Class D, 11.00% (3 mo. Term SOFR + 5.70%), 10/15/2035(a)	1,500,000	1,509,373
Franklin Park Place CLO LLC, Series 2022-1A, Class E, 12.80% (3 mo. Term SOFR + 7.50%), 04/14/2035(a)	1,000,000	1,005,286
Golub Capital Partners CLO Ltd., Series 2017-34A, Class B1R, 8.10% (3 mo. Term SOFR + 2.86%), 03/14/2031(a)	250,000	250,025
Highbridge Loan Management Ltd., Series 2023-17A, Class E, 13.23% (3 mo. Term SOFR + 7.95%), 04/23/2036(a)	1,425,000	1,469,707
Magnetite CLO Ltd., Series 2019-24A, Class BR, 7.05% (3 mo. Term SOFR + 1.75%), 04/15/2035(a)	250,000	249,632
Neuberger Berman Loan Advisers Lasalle Street Lending CLO Ltd., Series 2024-2A, Class E, 12.80% (3 mo. Term SOFR + 7.50%), 04/20/2038(a)	1,000,000	1,010,935
Oaktree CLO Ltd.
Series 2020-1A, Class DR, 8.71% (3 mo. Term SOFR + 3.41%), 07/15/2034(a)	1,000,000	1,004,093
Series 2023-2A, Class D, 10.73% (3 mo. Term SOFR + 5.45%), 07/20/2036(a)	1,000,000	1,036,067

See accompanying notes which are an integral part of these financial statements.

87

Angel Oak Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Octagon 60 Ltd., Series 2022-1A, Class B, 7.98% (3 mo. Term SOFR + 2.70%), 10/20/2035(a)	$ 1,000,000	$ 1,001,958
OFSI Fund Ltd., Series 2023-12A, Class D1, 11.23% (3 mo. Term SOFR + 5.95%), 01/20/2035(a)	500,000	509,228
OZLM Ltd.
Series 2018-18A, Class B, 7.11% (3 mo. Term SOFR + 1.81%), 04/15/2031(a)	448,000	449,299
Series 2018-20A, Class A2, 7.19% (3 mo. Term SOFR + 1.91%), 04/20/2031(a)	550,000	548,806
Palmer Square CLO Ltd., Series 2022-3X, Class D, 10.12% (3 mo. Term SOFR + 4.84%), 07/20/2035(e)	1,000,000	1,008,278
Pikes Peak CLO Ltd.
Series 2023-12X, Class D, 11.11% (3 mo. Term SOFR + 5.83%), 04/20/2036(e)	1,000,000	1,027,005
Series 2023-14A, Class E, 13.86% (3 mo. Term SOFR + 8.58%), 04/20/2036(a)	400,000	415,404
Rockford Tower CLO Ltd., Series 2023-1A, Class D, 10.60% (3 mo. Term SOFR + 5.32%), 01/20/2036(a)	1,000,000	1,033,012
Symphony CLO Ltd., Series 2022-37A, Class B1R, 7.68% (3 mo. Term SOFR + 2.40%), 01/20/2037(a)	650,000	653,182
TCI-Flatiron CLO Ltd., Series 2018-1A, Class DR, 8.28% (3 mo. Term SOFR + 3.01%), 01/29/2032(a)	500,000	501,099
Trimaran CAVU LLC, Series 2022-1A, Class D, 11.11% (3 mo. Term SOFR + 5.83%), 10/22/2035(a)	500,000	504,833
Trinitas CLO Ltd., Series 2020-14A, Class D, 9.85% (3 mo. Term SOFR + 4.56%), 01/25/2034(a)	1,000,000	1,001,932
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $23,869,292)		23,931,823
COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.9%
ARES Commercial Mortgage Trust
Series 2024-IND, Class D, 8.22% (1 mo. Term SOFR + 2.89%), 07/15/2041(a)	500,000	500,217
Series 2024-IND, Class E, 9.27% (1 mo. Term SOFR + 3.94%), 07/15/2041(a)	500,000	500,210
ARZ Trust
Series 2024-BILT, Class D, 7.00%, 06/11/2029(a)	250,000	255,861
Series 2024-BILT, Class E, 7.49%, 06/11/2029(a)	200,000	205,035
Banc of America Re-Remic Trust
Series 2024-NASH, Class A, 7.33% (1 mo. Term SOFR + 2.00%), 05/15/2039(a)	600,000	600,756
Series 2024-NASH, Class C, 8.83% (1 mo. Term SOFR + 3.50%), 05/15/2039(a)	200,000	200,501
Series 2024-NASH, Class D, 10.18% (1 mo. Term SOFR + 4.85%), 05/15/2039(a)	100,000	100,250

See accompanying notes which are an integral part of these financial statements.

88

Angel Oak Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
BX Trust
Series 2024-AIRC, Class C, 7.89% (1 mo. Term SOFR + 2.59%), 08/15/2039(a)(d)	$ 300,000	$ 299,998
Series 2024-BIO, Class C, 7.97% (1 mo. Term SOFR + 2.64%), 02/15/2041(a)	200,000	200,421
Series 2024-BIO, Class D, 8.97% (1 mo. Term SOFR + 3.64%), 02/15/2041(a)	200,000	200,415
Series 2024-KING, Class D, 7.82% (1 mo. Term SOFR + 2.49%), 05/15/2034(a)	500,000	503,095
Series 2024-PALM, Class D, 7.97% (1 mo. Term SOFR + 2.64%), 06/15/2037(a)	300,000	300,014
Series 2024-VLT4, Class E, 8.22% (1 mo. Term SOFR + 2.89%), 07/15/2029(a)	200,000	199,499
Series 2024-VLT4, Class F, 9.27% (1 mo. Term SOFR + 3.94%), 07/15/2029(a)	500,000	500,411
Commercial Mortgage Pass Through Certificates, Series 2024-WCL1, Class C, 8.22% (1 mo. Term SOFR + 2.89%), 06/15/2041(a)	1,500,000	1,500,032
Computershare Corporate Trust
Series 2024-1CHI, Class D, 6.71%, 07/15/2035(a)(b)	300,000	299,332
Series 2024-1CHI, Class E, 7.57%, 07/15/2035(a)(b)	200,000	199,515
DBSG Mortgage Trust, Series 2024-ALTA, Class D, 7.06%, 06/10/2037(a)(b)	400,000	405,648
DC Commercial Mortgage Trust
Series 2024-HLTN, Class C, 7.04%, 04/13/2028(a)(b)	500,000	508,099
Series 2024-HLTN, Class D, 7.71%, 04/13/2028(a)(b)	300,000	305,668
Hilton USA Trust
Series 2024-ORL, Class C, 7.77% (1 mo. Term SOFR + 2.44%), 05/15/2037(a)	200,000	199,853
Series 2024-ORL, Class D, 8.52% (1 mo. Term SOFR + 3.19%), 05/15/2037(a)	200,000	199,855
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class D, 8.67% (1 mo. Term SOFR + 3.34%), 06/15/2041(a)	300,000	299,416
HTL Commercial Mortgage Trust
Series 2024-T53, Class D, 8.20%, 05/10/2039(a)(b)	300,000	303,379
Series 2024-T53, Class F, 11.93%, 05/10/2039(a)(b)	100,000	101,056
Jackson Park Trust, Series 2019-LIC, Class E, 3.24%, 10/14/2039(a)(b)	750,000	622,454
LBA Trust
Series 2024-BOLT, Class E, 9.02% (1 mo. Term SOFR + 3.69%), 06/15/2026(a)	1,000,000	1,000,029
Series 2024-BOLT, Class F, 9.77% (1 mo. Term SOFR + 4.44%), 06/15/2026(a)	300,000	300,008
Morgan Stanley, Series 2024-BPR2, Class A, 7.29%, 05/05/2029(a)	299,529	308,564
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032(a)	200,000	172,764

See accompanying notes which are an integral part of these financial statements.

89

Angel Oak Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
TX Trust
Series 2024-HOU, Class D, 8.57% (1 mo. Term SOFR + 3.24%), 06/15/2039(a)	$ 200,000	$ 200,008
Series 2024-HOU, Class E, 9.72% (1 mo. Term SOFR + 4.39%), 06/15/2039(a)	1,000,000	1,000,035
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $12,399,957)		12,492,398
CORPORATE OBLIGATIONS — 4.6%
Basic Materials — 0.2%
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(a)	100,000	100,772
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(a)	100,000	96,673
Mercer International, Inc., 5.13%, 02/01/2029	100,000	84,938
Methanex Corp., 5.25%, 12/15/2029	100,000	97,259
NOVA Chemicals Corp., 8.50%, 11/15/2028(a)	100,000	106,104
		485,746
Communications — 0.3%
Cars.com, Inc., 6.38%, 11/01/2028(a)	100,000	98,494
Comcast Corp., 6.50%, 11/15/2035	100,000	111,361
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)	100,000	96,434
Gray Television, Inc., 5.38%, 11/15/2031(a)	200,000	128,354
Univision Communications, Inc., 6.63%, 06/01/2027(a)	100,000	99,550
		534,193
Consumer, Cyclical — 0.5%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	100,000	91,718
Caesars Entertainment, Inc., 6.50%, 02/15/2032(a)	100,000	101,282
Carnival Corp., 6.00%, 05/01/2029(a)	100,000	99,828
General Motors Financial Co., Inc., 6.10%, 01/07/2034	100,000	102,674
LCM Investments Holdings LLC, 8.25%, 08/01/2031(a)	100,000	104,933
Lithia Motors, Inc., 3.88%, 06/01/2029(a)	100,000	90,897
NCL Corp. Ltd., 8.38%, 02/01/2028(a)	300,000	315,912
STL Holding Co. LLC, 8.75%, 02/15/2029(a)	100,000	104,083
		1,011,327
Consumer, Non-cyclical — 0.8%
Ashtead Capital, Inc., 5.95%, 10/15/2033(a)	200,000	204,885
B&G Foods, Inc., 8.00%, 09/15/2028(a)	200,000	204,018
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	100,000	90,846
Brown-Forman Corp., 4.00%, 04/15/2038	100,000	89,724
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	100,000	87,492
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	100,000	105,020
J M Smucker Co., 6.20%, 11/15/2033	100,000	107,663
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, 6.75%, 03/15/2034(a)	93,000	99,623
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	100,000	101,404

See accompanying notes which are an integral part of these financial statements.

90

Angel Oak Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Consumer, Non-cyclical — (Continued)
Medline Borrower LP, 5.25%, 10/01/2029(a)	$ 100,000	$ 96,630
Philip Morris International, Inc., 5.25%, 02/13/2034	100,000	100,473
Royalty Pharma PLC, 3.30%, 09/02/2040	100,000	74,137
Simmons Foods, Inc., 4.63%, 03/01/2029(a)	100,000	90,139
US Foods, Inc., 7.25%, 01/15/2032(a)	100,000	104,706
VT Topco, Inc., 8.50%, 08/15/2030(a)	100,000	105,883
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	100,000	85,398
		1,748,041
Diversified — 0.1%
Stena International SA, 7.25%, 01/15/2031(a)	200,000	204,796
Energy — 0.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/2032(a)	50,000	51,044
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/2027(a)	100,000	100,449
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/2028(a)	100,000	91,789
Continental Resources, Inc., 5.75%, 01/15/2031(a)	100,000	100,468
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028(a)	100,000	102,514
8.75%, 05/01/2031(a)	100,000	105,127
Energy Transfer LP, 7.38%, 02/01/2031(a)	100,000	105,636
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/2026(a)(f)	150,000	66,750
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 01/15/2029	50,000	52,042
Greenfire Resources Ltd., 12.00%, 10/01/2028(a)	40,000	42,977
New Fortress Energy, Inc., 6.50%, 09/30/2026(a)	200,000	185,871
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029(a)	100,000	96,206
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	100,000	91,471
Venture Global LNG, Inc., 8.38%, 06/01/2031(a)	100,000	104,979
		1,297,323
Financial — 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/2028	150,000	138,429
American Express Co., 5.04% to 05/01/2033 then SOFR + 1.84%, 05/01/2034	100,000	99,878
Avolon Holdings Funding Ltd., 5.75%, 11/15/2029(a)	100,000	101,538
Bank of America Corp., 2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	100,000	81,727
Capital One Financial Corp., 5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034	100,000	100,762
Enact Holdings, Inc., 6.25%, 05/28/2029	100,000	101,532
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(a)	50,000	50,394

See accompanying notes which are an integral part of these financial statements.

91

Angel Oak Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
GGAM Finance Ltd.
8.00%, 02/15/2027(a)	$ 100,000	$ 103,445
6.88%, 04/15/2029(a)	100,000	102,494
goeasy Ltd., 7.63%, 07/01/2029(a)	100,000	102,357
Goldman Sachs Group, Inc., 3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	100,000	87,115
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/2030(a)	100,000	87,826
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(a)	50,000	52,502
JPMorgan Chase & Co., 6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	100,000	107,848
LPL Holdings, Inc., 4.00%, 03/15/2029(a)	100,000	93,980
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/2029(a)	100,000	105,886
6.50%, 03/26/2031(a)	100,000	103,853
Morgan Stanley, 5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	100,000	101,870
OneMain Finance Corp., 5.38%, 11/15/2029	100,000	96,028
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(a)	150,000	154,019
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(a)	125,000	119,539
PRA Group, Inc., 5.00%, 10/01/2029(a)	100,000	88,925
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032(a)	100,000	101,193
StoneX Group, Inc., 7.88%, 03/01/2031(a)	100,000	104,152
UBS Group AG, 5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035(a)	200,000	204,008
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(a)	100,000	96,555
Wells Fargo & Co., 5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	100,000	101,956
		2,789,811
Industrial — 0.7%
Builders FirstSource, Inc., 6.38%, 03/01/2034(a)	100,000	100,973
Burlington Northern Santa Fe LLC, 4.13%, 06/15/2047	100,000	84,598
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(a)	100,000	94,090
Coherent Corp., 5.00%, 12/15/2029(a)	100,000	95,467
CSX Corp., 6.15%, 05/01/2037	100,000	109,611
EquipmentShare.com, Inc., 8.63%, 05/15/2032(a)	100,000	103,958
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030(a)	100,000	106,075
Genesee & Wyoming, Inc., 6.25%, 04/15/2032(a)	100,000	101,374
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	100,000	90,186
MasTec, Inc., 4.50%, 08/15/2028(a)	100,000	96,684
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(a)	50,000	49,386
Reworld Holding Corp., 4.88%, 12/01/2029(a)	200,000	183,151
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028(a)	200,000	198,309

See accompanying notes which are an integral part of these financial statements.

92

Angel Oak Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Industrial — (Continued)
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/2031(a)	$ 50,000	$ 52,169
XPO, Inc., 7.13%, 06/01/2031(a)	100,000	103,246
		1,569,277
Technology — 0.0%(g)
IBM International Capital Pte Ltd., 4.90%, 02/05/2034	100,000	99,233
Utilities — 0.1%
Pike Corp., 8.63%, 01/31/2031(a)	50,000	53,836
Vistra Operations Co. LLC, 7.75%, 10/15/2031(a)	50,000	52,782
		106,618
TOTAL CORPORATE OBLIGATIONS (Cost $9,625,502)		9,846,365
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 2.5%
Federal Home Loan Mortgage Corp.
Series K-157, Class A2, 4.20%, 05/25/2033	2,500,000	2,448,433
Series K-158, Class A2, 4.05%, 07/25/2033	2,000,000	1,936,036
Series K-160, Class A2, 4.50%, 08/25/2033(b)	1,000,000	1,000,269
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $5,358,051)		5,384,738
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — 1.5%
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, 9.05% (30 day avg SOFR US + 3.70%), 02/25/2044(a)	1,000,000	1,036,875
Federal Home Loan Mortgage Corp.
Series 2019-3, Class M, 4.75%, 10/25/2058(b)	293,462	285,070
Series 2021-HQA1, Class B2, 10.35% (30 day avg SOFR US + 5.00%), 08/25/2033(a)	250,000	273,750
Series 2022-DNA2, Class M1B, 7.75% (30 day avg SOFR US + 2.40%), 02/25/2042(a)	500,000	514,392
Series 2022-DNA3, Class M1B, 8.25% (30 day avg SOFR US + 2.90%), 04/25/2042(a)	500,000	521,119
Series 2022-HQA3, Class M1B, 8.90% (30 day avg SOFR US + 3.55%), 08/25/2042(a)	500,000	529,276
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $2,959,035)		3,160,482

See accompanying notes which are an integral part of these financial statements.

93

Angel Oak Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 2.4%
Money Market Funds — 2.4%
First American Government Obligations Fund - Class U, 5.25%(h)	5,039,072	$ 5,039,072
TOTAL SHORT-TERM INVESTMENTS (Cost $5,039,072)		5,039,072
TOTAL INVESTMENTS — 106.0% (Cost $221,543,838)		225,781,678
Liabilities in Excess of Other Assets — (6.0%)		(12,845,545)
TOTAL NET ASSETS — 100.0%		$ 212,936,133

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury Rate
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of July 31, 2024, the value of these securities total $168,483,078 or 79.1% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2024.

(c)	Step coupon bond. The rate disclosed is as of July 31, 2024.
(d)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(e)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of July 31, 2024, the value of these securities total $2,035,283 or 1.0% of the Fund’s net assets.

(f)	Issuer is currently in default.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day effective yield as of July 31, 2024.
See accompanying notes which are an integral part of these financial statements.

94

Angel Oak Income ETF
Schedule of Open Futures Contracts
July 31, 2024 (Unaudited)

Long Futures Contracts	Contracts Purchased	Expiration Date	Notional	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	5	09/19/2024	$559,063	$14,396
U.S. Treasury 5 Year Note	68	09/30/2024	7,336,562	67,105
US 3 Year Notes	17	09/30/2024	3,567,742	41,378
Total Unrealized Appreciation (Depreciation)				$ 122,879

See accompanying notes which are an integral part of these financial statements.

95

Statements of Assets and Liabilities
July 31, 2024 (Unaudited)

	Multi-Strategy Income Fund(a)	UltraShort Income Fund
Assets
Investments in unaffiliated securities at fair value*	$2,810,713,610	$437,694,820
Investments in affiliated securities at fair value*	66,046,011	—
Cash	1,823,425	—
Deposit at broker for TBA agreements	844,000	—
Dividends and interest receivable	15,009,379	980,866
Receivable for Fund shares sold	4,480,040	384,181
Deposit at broker for futures*	250,132	237,214
Deposit at broker for swaps*	18,002,241	—
Receivable for investments sold	3,840,893	—
Appreciation on swaps	379,963	—
Prepaid expenses	101,733	49,631
Total assets	2,921,491,427	439,346,712
Liabilities
Payable for investments purchased	149,848,902	7,584,837
Payable for credit agreements	100,000,000	—
Net swap premiums received	10,754,203	—
Payable for distributions to shareholders	5,238,031	417,268
Payable for Fund shares redeemed	4,362,186	1,012,129
Payable to Adviser	1,905,372	70,337
Interest payable for credit agreements	679,014	—
Interest payable for swaps	88,889	—
Payable to administrator, fund accountant, and transfer agent	331,907	65,802
12b-1 fees accrued	117,618	14,668
Payable to custodian	38,470	6,058
Other accrued expenses	179,904	50,667
Total liabilities	273,544,496	9,221,766
Net Assets	$2,647,946,931	$430,124,946
Net Assets consist of:
Paid-in capital	$4,584,431,424	$485,872,000
Total distributable earnings (accumulated deficit)	(1,936,484,493)	(55,747,054)
Net assets	$2,647,946,931	$430,124,946
Class A:
Net assets	$176,315,633	$25,154,984
Shares outstanding (unlimited number of shares authorized, no par value)	20,353,739	2,558,473
Net asset value (“NAV”) per share	$8.66	$9.83
Offering price per share (NAV/0.9775)(b)	$8.86	$9.83

See accompanying notes which are an integral part of these financial statements.

96

Statements of Assets and Liabilities
July 31, 2024 (Unaudited)(Continued)

	Multi-Strategy Income Fund(a)	UltraShort Income Fund
Class C:
Net assets	$31,701,997	$—
Shares outstanding (unlimited number of shares authorized, no par value)	3,702,494	—
NAV and offering price per share	$8.56	$—
Minimum redemption price per share (NAV*0.99)(c)	$8.47	$—
Institutional Class:
Net assets	$2,439,929,301	$404,401,338
Shares outstanding (unlimited number of shares authorized, no par value)	282,539,758	41,140,786
Net asset value (“NAV”) and offering price per share	$8.64	$9.83
Class A1:
Net assets	$—	$568,624
Shares outstanding (unlimited number of shares authorized, no par value)	—	57,949
Net asset value (“NAV”) per share	$—	$9.81
Offering price per share (NAV/0.985)(d)	$—	$9.96
Minimum redemption price per share (NAV*0.995)(e)	$—	$9.76
*Identified Cost:
Investments in unaffiliated securities	$3,132,602,956	$444,999,722
Investments in affiliated securities	72,902,217	—
Required margin held as collateral for futures contracts	—	258,025
Required margin held as collateral for swaps	5,596,988	—

(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)	Class A shares impose a maximum 2.25% sales charge on purchases. This fee is not charged to shareholders of the UltraShort Income Fund.
(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged.
(d)	Class A1 shares impose a maximum 1.50% sales charge on purchases.
(e)	A contingent deferred sales charge (“CDSC”) of 0.50% may be charged.
See accompanying notes which are an integral part of these financial statements.

97

Statements of Assets and Liabilities
July 31, 2024 (Unaudited)(Continued)

	High Yield Opportunities ETF(a)	Mortgage-Backed Securities ETF(b)	UltraShort Income ETF	Income ETF
Assets
Investments in securities at fair value*	$86,393,377	$72,916,334	$489,069,261	$225,781,678
Receivable for investments sold	5,912	990,362	69,616	—
Dividends and interest receivable	1,185,282	251,693	2,070,621	1,054,101
Deposit at broker for futures*	—	689,805	—	391,491
Receivable for fund shares sold	—	—	3,261,050	—
Total assets	87,584,571	74,848,194	494,470,548	227,227,270
Liabilities
Payable for investments purchased	500,844	5,319,303	10,968,307	12,783,943
Payable for distributions to shareholders	505,085	329,401	2,584,189	1,365,699
Payable to Adviser	39,002	27,698	113,477	141,495
Total liabilities	1,044,931	5,676,402	13,665,973	14,291,137
Net Assets	$86,539,640	$69,171,792	$480,804,575	$212,936,133
Net Assets consist of:
Paid-in capital	$92,961,755	$74,023,907	$478,700,228	$208,325,815
Total distributable earnings (accumulated deficit)	(6,422,115)	(4,852,115)	2,104,347	4,610,318
Net assets	$86,539,640	$69,171,792	$480,804,575	$212,936,133
Shares outstanding (unlimited number of shares authorized, no par value)	7,885,384	8,031,336	9,436,000	10,270,000
Net asset value (“NAV”) and offering price per share	$10.97	$8.61	$50.95	$20.73
*Identified Cost:
Investments in securities	$87,970,453	$72,893,741	$487,133,390	$221,543,838
Required margin held as collateral for futures contracts	—	295,800	—	127,300

(a)
Effective as of the close of business on February 16, 2024, the Angel Oak High Yield Opportunities Fund was reorganized into the Angel Oak High Yield Opportunities ETF pursuant to an Agreement and Plan of Reorganization. See Note 1.

(b)
Effective as of the close of business on February 16, 2024, the Angel Oak Total Return Bond Fund was reorganized into the Angel Oak Mortgage-Backed Securities ETF pursuant to an Agreement and Plan of Reorganization. See Note 1.

See accompanying notes which are an integral part of these financial statements.

98

Statements of Operations
For the Period Ended July 31, 2024 (Unaudited)

	Multi-Strategy Income Fund(a)	UltraShort Income Fund
Investment Income
Interest	$99,491,936	$12,373,890
Swap income	449,429	—
Dividends from unaffiliated investments	1,474,880	—
Dividends from affiliated investments	2,496,928	6,890
Total Investment Income	103,913,173	12,380,780
Expenses
Investment advisory (See Note 5)	11,573,570	974,533
Interest expense	6,724,906	78
Fund accounting	490,192	87,344
12b-1 - Class A	180,423	30,853
12b-1 - Class A1	—	683
12b-1 - Class C	162,810	—
Legal	243,585	47,011
Administration	227,298	49,239
Transfer agent	220,124	47,219
Trustee	122,766	34,875
Custodian	89,712	15,946
Printing	83,589	11,626
Registration	71,468	34,377
Audit & tax	56,588	18,685
Insurance	22,002	4,174
Compliance	5,650	5,650
Miscellaneous	24,142	8,997
Total expenses	20,298,825	1,371,290
Fees contractually waived by adviser (See Note 5)	(358,694)	(564,479)
Net expenses	19,940,131	806,811
Net investment income (loss)	83,973,042	11,573,969
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Unaffiliated securities	(69,795,407)	(4,034,985)
Affiliated securities	(7,821,665)	78,604
Future contracts	(10,816,978)	262,397
Swaps	(2,442,855)	—
Net change in unrealized appreciation/depreciation on:
Unaffiliated investments	121,475,485	7,077,286
Affiliated investments	9,534,187	(62,786)
Future contracts	(1,457,875)	737,543
Swaps	1,936,563	—
Net realized and unrealized gain (loss) on investments	40,611,455	4,058,059
Net increase (decrease) in net assets resulting from operations	$124,584,497	$15,632,028

(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
See accompanying notes which are an integral part of these financial statements.

99

Statements of Operations
For the Period Ended July 31, 2024 (Unaudited)(Continued)

	High Yield Opportunities ETF(a)	Mortgage-Backed Securities ETF(b)	UltraShort Income ETF	Income ETF
Investment Income
Interest	$2,786,353	$1,244,871	$11,910,464	$6,828,441
Dividends	19,202	—	—	—
Total Investment Income	2,805,555	1,244,871	11,910,464	6,828,441
Expenses
Investment advisory (See Note 5)	213,667	164,539	1,020,930	880,701
Registration	19,470	14,190	—	—
Trustee	5,144	4,767	—	—
Fund accounting	2,350	704	—	—
Transfer agent	1,605	613	—	—
Administration	1,526	1,152	—	—
Insurance	784	384	—	—
Compliance	603	602	—	—
Custodian	184	247	—	—
Audit & tax	90	1	—	—
Legal	6	—	—	—
Printing	—	45	—	—
Total expenses	245,429	187,244	1,020,930	880,701
Fees contractually waived by adviser (See Note 5)	(31,637)	(83,162)	(482,622)	(177,919)
Net Expenses	213,792	104,082	538,308	702,782
Net investment income (loss)	2,591,763	1,140,789	11,372,156	6,125,659
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	580,443	(808,622)	186,456	577,484
Future contracts	—	172,640	—	(478,529)
Net change in unrealized appreciation/ depreciation on:
Investments	379,234	1,843,450	1,070,463	2,728,646
Future contracts	—	52,863	—	(61,861)
Net Realized and Unrealized Gain (Loss) on Investments	959,677	1,260,331	1,256,91	2,765,740
Net increase (decrease) in net assets resulting from operations	$3,551,440	$2,401,120	$12,629,075	$8,891,399

(a)
Effective as of the close of business on February 16, 2024, the Angel Oak High Yield Opportunities Fund was reorganized into the Angel Oak High Yield Opportunities ETF pursuant to an Agreement and Plan of Reorganization. See Note 1.

(b)
Effective as of the close of business on February 16, 2024, the Angel Oak Total Return Bond Fund was reorganized into the Angel Oak Mortgage-Backed Securities ETF pursuant to an Agreement and Plan of Reorganization. See Note 1.

See accompanying notes which are an integral part of these financial statements.

100

Multi-Strategy Income Fund
Consolidated Statement of Cash Flows(a)
For the Period Ended July 31, 2024 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$124,584,497
Net adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Net amortization and accretion of premium and discount on investments and other cost adjustments	(2,650,851)
Net realized paydown gains on mortgage-backed and other asset-backed securities	(5,002,165)
Purchases of short-term investments, net	71,950,357
Purchases of investments	(608,510,818)
Proceeds from sales of long-term investments	725,329,166
Net realized gain (loss) on investments	77,617,072
Net change in unrealized appreciation/depreciation on investments	(131,009,672)
Net change in unrealized appreciation/depreciation on swaps	(1,936,563)
Change in:
Dividends and interest receivable	81,150
Receivable for investments sold	(3,713,460)
Prepaid expenses	(23,819)
Payable for investments purchased	15,896,007
Net swap premiums received	9,222,130
Payable to Adviser	(66,787)
Interest payable for reverse repurchase agreements	(850,491)
Interest payable for credit agreements	1,097
Interest payable for swaps	88,889
Payable to administrator, fund accountant and transfer agent	15,287
12b-1 fees accrued	60,725
Payable to custodian	11,171
Other accrued expenses	(32,981)
Net cash provided by (used in) operating activities	271,059,941
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	407,484,873
Payment on shares redeemed	(546,166,123)
Distributions paid to shareholders	(28,957,801)
Repayments of reverse repurchase agreements	(100,000,000)
Net cash provided by (used in) financing activities	(267,639,051)
Net change in cash	3,420,890
CASH AND RESTRICTED CASH:
Beginning Balance	17,498,908
Ending Balance	$20,919,798

See accompanying notes which are an integral part of these financial statements.

101

Multi-Strategy Income Fund
Consolidated Statement of Cash Flows(a)
For the Period Ended July 31, 2024 (Unaudited)(Continued)

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$ 7,574,300
Cash held in money market investments	26,183,887
Non-cash financing activities - distributions reinvested	49,307,074
Non-cash financing activities - (increase) decrease in receivable for fund shares sold	8,961,937
Non-cash financing activities - increase (decrease) in payable for fund shares redeemed	(618,689)
Redemption in-kind on investment in Affiliate (See Note 7)	37,077,751
Investments acquired in-kind on redemption from Affiliate (See Note 7)(b)	(37,077,751)
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE BEGINNING OF YEAR TO THE STATEMENTS OF ASSETS AND LIABILITIES:
Cash	$1,049,849
Deposit at broker for futures	10,508,351
Deposit at broker for swaps	5,940,708
$17,498,908
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF YEAR TO THE STATEMENTS OF ASSETS AND LIABILITIES:
Cash	$1,823,425
Deposit at broker for futures	250,132
Deposit at broker for TBA agreements	844,000
Deposit at broker for swaps	18,002,241
$20,919,798

(a)	Statement has been consolidated. See Note 1 in the notes to Financial Statements for basis of consolidation.
(b)	Includes accrued interest.
See accompanying notes which are an integral part of these financial statements.

102

Angel Oak Multi-Strategy Income Fund
Consolidated Statements of Changes in Net Assets

	For the Period Ended July 31, 2024 (Unaudited)(a)	For the Year Ended January 31, 2024(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$83,973,042	$167,188,725
Net realized gain (loss) on investment transactions, futures contracts, and swaps	(90,876,905)	(290,914,899)
Net change in unrealized appreciation/depreciation on investments, futures contracts, and swaps	131,488,360	243,386,890
Net increase (decrease) in net assets resulting from operations	124,584,497	119,660,716
Distributions to Shareholders
Distributions, Class A	(4,232,769)	(8,663,468)
Distributions, Class C	(837,385)	(2,013,962)
Distributions, Institutional Class	(74,012,601)	(155,093,358)
Total distributions to shareholders	(79,082,755)	(165,770,788)
Capital Transactions - Class A
Proceeds from shares sold	58,751,250	62,489,650
Reinvestment of distributions	3,149,151	6,685,554
Amount paid for shares redeemed	(21,954,351)	(83,609,939)
Total Class A	39,946,050	(14,434,735)
Capital Transactions - Class C
Proceeds from shares sold	3,373,298	5,272,450
Reinvestment of distributions	636,031	1,527,290
Amount paid for shares redeemed	(6,726,533)	(18,650,945)
Total Class C	(2,717,204)	(11,851,205)
Capital Transactions - Institutional Class
Proceeds from shares sold	336,398,388	1,249,214,994
Reinvestment of distributions	45,521,892	98,937,578
Amount paid for shares redeemed	(516,866,550)	(1,566,519,847)
Total Institutional Class	(134,946,270)	(218,367,275)
Net increase (decrease) in net assets resulting from capital transactions	(97,717,424)	(244,653,215)
Total Increase (Decrease) in Net Assets	(52,215,682)	(290,763,287)
Net Assets
Beginning of year or period	2,700,162,613	2,990,925,900
End of year or period	$2,647,946,931	$2,700,162,613

See accompanying notes which are an integral part of these financial statements.

103

Angel Oak Multi-Strategy Income Fund
Consolidated Statements of Changes in Net Assets(Continued)

	For the Period Ended July 31, 2024 (Unaudited)(a)	For the Year Ended January 31, 2024(a)
Share Transactions - Class A
Shares sold	$ 6,911,999	$ 7,334,402
Shares issued in reinvestment of distributions	369,454	791,122
Shares redeemed	(2,580,312)	(9,898,493)
Total Class A	4,701,141	(1,772,969)
Share Transactions - Class C
Shares sold	400,611	631,091
Shares issued in reinvestment of distributions	75,511	182,689
Shares redeemed	(799,678)	(2,232,397)
Total Class C	(323,556)	(1,418,617)
Share Transactions - Institutional Class
Shares sold	39,572,655	148,159,905
Shares issued in reinvestment of distributions	5,358,409	11,737,922
Shares redeemed	(60,998,463)	(185,702,659)
Total Institutional Class	(16,067,399)	(25,804,832)
Net increase (decrease) in share transactions	(11,689,814)	(28,996,418)

(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
See accompanying notes which are an integral part of these financial statements.

104

Angel Oak Ultra Short Income Fund
Statements of Changes in Net Assets

	For the Period Ended July 31, 2024 (Unaudited)	For the Year Ended January 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$11,573,969	$25,357,370
Net realized gain (loss) on investment transactions and futures contracts	(3,693,984)	(6,342,890)
Net change in unrealized appreciation/depreciation on investments and futures contracts	7,752,043	15,841,326
Net increase (decrease) in net assets resulting from operations	15,632,028	34,855,806
Distributions to Shareholders
Distributions, Class A	(602,294)	(1,252,472)
Distributions, Class A1	(13,408)	(22,825)
Distributions, Institutional Class	(10,734,628)	(24,186,151)
Total distributions to shareholders	(11,350,330)	(25,461,448)
Capital Transactions - Class A
Proceeds from shares sold	6,130,205	8,093,958
Reinvestment of distributions	584,097	1,180,682
Amount paid for shares redeemed	(7,236,969)	(23,866,513)
Total Class A	(522,667)	(14,591,873)
Capital Transactions - Class A1
Proceeds from shares sold	9,925	—
Reinvestment of distributions	13,483	22,751
Amount paid for shares redeemed	(5,832)	—
Total Class A1	17,576	22,751
Capital Transactions - Institutional Class
Proceeds from shares sold	64,992,597	141,780,964
Reinvestment of distributions	8,481,366	18,256,473
Amount paid for shares redeemed	(102,010,212)	(393,875,353)
Total Institutional Class	(28,536,249)	(233,837,916)
Net increase (decrease) in net assets resulting from capital transactions	(29,041,340)	(248,407,038)
Total Increase (Decrease) in Net Assets	(24,759,642)	(239,012,680)
Net Assets
Beginning of year or period	454,884,588	693,897,268
End of year or period	$430,124,946	$454,884,588

See accompanying notes which are an integral part of these financial statements.

105

Angel Oak Ultra Short Income Fund
Statements of Changes in Net Assets (Continued)

	For the Period Ended July 31, 2024 (Unaudited)	For the Year Ended January 31, 2024
Share Transactions - Class A
Shares sold	$ 626,210	$ 840,206
Shares issued in reinvestment of distributions	59,688	122,668
Shares redeemed	(739,919)	(2,484,848)
Total Class A	(54,021)	(1,521,974)
Share Transactions - Class A1
Shares sold	1,021	—
Shares issued in reinvestment of distributions	1,373	2,367
Shares redeemed	(600)	—
Total Class A1	1,794	2,367
Share Transactions - Institutional Class
Shares sold	6,647,522	14,741,368
Shares issued in reinvestment of distributions	867,014	1,897,493
Shares redeemed	(10,428,080)	(40,969,679)
Total Institutional Class	(2,913,544)	(24,330,818)
Net increase (decrease) in share transactions	(2,965,771)	(25,850,425)

See accompanying notes which are an integral part of these financial statements.

106

Angel Oak High Yield Opportunities ETF(a)
Statements of Changes in Net Assets

	For the Period Ended July 31, 2024 (Unaudited)	For the Year Ended January 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$2,591,763	$4,560,038
Net realized gain (loss) on investment transactions	580,443	(906,713)
Net change in unrealized appreciation/depreciation on investments	379,234	2,689,612
Net increase (decrease) in net assets resulting from operations	3,551,440	6,342,937
Distributions to Shareholders
Distributions, Class A(b)	—	(185,401)
Distributions, Institutional Class	—	(4,375,551)
Distributions, ETF	(2,642,851)	—
Total distributions to shareholders	(2,642,851)	(4,560,952)
Capital Transactions - Class A
Proceeds from shares sold	—	2,296,223
Reinvestment of distributions	—	177,371
Amount paid for shares redeemed	—	(4,353,526)
Amount paid for shares redeemed from exchange to Institutional Class Shares(b)	—	(1,537,901)
Total Class A	—	(3,417,833)
Capital Transactions - Institutional Class
Proceeds from shares sold	2,301,926	17,640,919
Reinvestment of distributions	—	932,312
Amount paid for shares redeemed	(445,672)	(9,551,521)
Proceeds from Class A exchange(b)	—	1,537,901
Total Institutional Class	1,856,254	10,559,611
Capital Transactions - ETF
Proceeds from shares sold	16,628,077	—
Amount paid for shares redeemed	(4,888,273)	—
Total	11,739,804	—
Net increase (decrease) in net assets resulting from capital transactions	13,596,058	7,141,778
Total Increase (Decrease) in Net Assets	14,504,647	8,923,763
Net Assets
Beginning of year or period	72,034,993	63,111,230
End of year or period	$86,539,640	$72,034,993

See accompanying notes which are an integral part of these financial statements.

107

Angel Oak High Yield Opportunities ETF(a)
Statements of Changes in Net Assets (Continued)

	For the Period Ended July 31, 2024 (Unaudited)	For the Year Ended January 31, 2024
Share Transactions - Class A
Shares sold	$ —	$ 218,394
Shares issued in reinvestment of distributions	—	16,762
Shares redeemed	—	(414,307)
Shares redeemed in exchange to Institutional Class Shares(b)	—	(142,300)
Total Class A	—	(321,451)
Share Transactions - Institutional Class
Shares sold	212,117	1,676,907
Shares issued in reinvestment of distributions	—	87,883
Shares redeemed	(40,968)	(910,112)
Shares issued from Class A exchange(b)	—	142,702
Total Institutional Class	171,149	997,380
Share Transactions - ETF
Shares sold	1,525,001	—
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(450,001)	—
Total	1,075,000	—
Net increase (decrease) in share transactions	1,246,149	675,929

(a)
Effective as of the close of business on February 16, 2024, the Angel Oak High Yield Opportunities Fund was reorganized into the Angel Oak High Yield Opportunities ETF pursuant to an Agreement and Plan of Reorganization. See Note 1.

(b)	Effective as of the close of business on January 19, 2024, the outstanding Class A Shares of the Fund were converted to Instititutional Class Shares of the Fund. See Note 1.
See accompanying notes which are an integral part of these financial statements.

108

Angel Oak Mortgage-Backed Securities ETF(a)
Statements of Changes in Net Assets

	For the Period Ended July 31, 2024 (Unaudited)	For the Year Ended January 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$1,140,789	$1,504,549
Net realized gain (loss) on investment transactions and futures contracts	(635,982)	(1,638,228)
Net change in unrealized appreciation/depreciation on investments and futures contracts	1,896,313	857,006
Net increase (decrease) in net assets resulting from operations	2,401,120	723,327
Distributions to Shareholders
Distributions, Institutional Class	—	(1,506,825)
Distributions, ETF	(1,141,210)	—
Total distributions to shareholders	(1,141,210)	(1,506,825)
Capital Transactions - Institutional Class
Amount paid for shares redeemed	(5)	(3,083,415)
Total Institutional Class	(5)	(3,083,415)
Capital Transactions - ETF
Proceeds from shares sold	36,993,138	—
Total	36,993,138	—
Net increase (decrease) in net assets resulting from capital transactions	36,993,133	(3,083,415)
Total Increase (Decrease) in Net Assets	38,253,043	(3,866,913)
Net Assets
Beginning of year or period	30,918,749	34,785,662
End of year or period	$69,171,792	$30,918,749
Share Transactions - Institutional Class
Shares sold	—	—
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(1)	(364,279)
Total Institutional Class	(1)	(364,279)
Share Transactions - ETF
Shares sold	4,400,000	—
Total	4,400,000	—
Net increase (decrease) in share transactions	4,400,000	(364,279)

(a)
Effective as of the close of business on February 16, 2024, the Angel Oak Total Return Bond Fund was reorganized into the Angel Oak Mortgage-Backed Securities ETF pursuant to an Agreement and Plan of Reorganization. See Note 1.

See accompanying notes which are an integral part of these financial statements.

109

Angel Oak UltraShort Income ETF
Statements of Changes in Net Assets

	For the Period Ended July 31, 2024 (Unaudited)	For the Year Ended January 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$11,372,156	$5,036,613
Net realized gain (loss) on investment transactions	186,456	(40,208)
Net change in unrealized appreciation/depreciation on investments	1,070,463	642,797
Net increase (decrease) in net assets resulting from operations	12,629,075	5,639,202
Distributions to Shareholders
Distributions	(11,347,405)	(5,260,978)
Capital Transactions
Proceeds from shares sold	359,743,257	80,971,791
Amount paid for shares redeemed	(3,051,504)	(5,053,360)
Net increase (decrease) in net assets resulting from capital transactions	356,691,753	75,918,431
Total Increase (Decrease) in Net Assets	357,973,423	76,296,655
Net Assets
Beginning of year or period	122,831,152	46,534,497
End of year or period	$480,804,575	$122,831,152
Share Transactions
Shares sold	7,072,000	1,604,000
Shares redeemed	(60,000)	(100,000)
Net increase (decrease) in share transactions	7,012,000	1,504,000

See accompanying notes which are an integral part of these financial statements.

110

Angel Oak Income ETF
Statements of Changes in Net Assets

	For the Period Ended July 31, 2024 (Unaudited)	For the Year Ended January 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$6,125,659	$3,783,166
Net realized gain (loss) on investment transactions and futures contracts	98,955	107,235
Net change in unrealized appreciation/depreciation on investments and futures contracts	2,666,785	1,404,863
Net increase (decrease) in net assets resulting from operations	8,891,399	5,295,264
Distributions to Shareholders
Distributions	(6,126,266)	(3,938,223)
Capital Transactions
Proceeds from shares sold	104,305,582	76,360,921
Amount paid for shares redeemed	—	(5,488,843)
Net increase (decrease) in net assets resulting from capital transactions	104,305,582	70,872,078
Total Increase (Decrease) in Net Assets	107,070,715	72,229,119
Net Assets
Beginning of year or period	105,865,418	33,636,299
End of year or period	$212,936,133	$105,865,418
Share Transactions
Shares sold	5,110,000	3,780,000
Shares redeemed	—	(270,000)
Net increase (decrease) in share transactions	5,110,000	3,510,000

See accompanying notes which are an integral part of these financial statements.

111

Angel Oak Multi-Strategy Income Fund - Class A
Consolidated Financial Highlights(a)
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2024 (Unaudited)	For the Year Ended January 31,
		2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of year or period	$8.51	$8.63	$10.24	$10.43	$11.10	$11.04
Income from investment operations:
Net investment income (loss)	0.26	0.49	0.48	0.47	0.46	0.50
Net realized and unrealized gain (loss) on investments(b)	0.14	(0.13)	(1.62)	(0.19)	(0.68)	0.06
Total from investment operations	0.40	0.36	(1.14)	0.28	(0.22)	0.56
Less distributions to shareholders:
From net investment income	(0.25)	(0.48)	(0.47)	(0.47)	(0.45)	(0.50)
Total distributions	(0.25)	(0.48)	(0.47)	(0.47)	(0.45)	(0.50)
Net asset value, end of year or period	$8.66	$8.51	$8.63	$10.24	$10.43	$11.10
Total return(c)(d)	4.76%	4.38%	−11.28%	2.71%	−1.76%	5.08%
Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$176,316	$133,198	$150,450	$335,439	$396,711	$496,114
Ratio of expenses to average net assets before waiver and reimbursement/ recoupment(e)	1.78%	2.13%	1.79%	1.29%	1.40%	1.37%
Ratio of expenses to average net assets before waiver and reimbursement/ recoupment excluding interest expense(e)	1.26%	1.26%	1.23%	1.20%	1.21%	1.20%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(e)	1.76%	2.11%	1.77%	1.28%	1.38%	1.36%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment excluding interest expense(e)	1.24%	1.24%	1.21%	1.19%	1.19%	1.19%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(e)	6.25%	5.78%	4.83%	4.42%	4.41%	4.46%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(e)	6.27%	5.80%	4.85%	4.43%	4.43%	4.47%
Portfolio turnover rate(d)	22%	32%	14%	56%	67%	63%

(a)	Financial Highlights have been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(c)	Total return does not include the effect of sales charges.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
See accompanying notes which are an integral part of these financial statements.

112

Angel Oak Multi-Strategy Income Fund - Class C
Consolidated Financial Highlights(a)
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2024 (Unaudited)	For the Year Ended January 31,
		2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of year or period	$8.41	$8.54	$10.13	$10.34	$11.00	$10.95
Income from investment operations:
Net investment income (loss)	0.24	0.43	0.39	0.38	0.37	0.41
Net realized and unrealized gain (loss) on investments(b)	0.13	(0.14)	(1.58)	(0.20)	(0.66)	0.06
Total from investment operations	0.37	0.29	(1.19)	0.18	(0.29)	0.47
Less distributions to shareholders:
From net investment income	(0.22)	(0.42)	(0.40)	(0.39)	(0.37)	(0.42)
Total distributions	(0.22)	(0.42)	(0.40)	(0.39)	(0.37)	(0.42)
Net asset value, end of year or period	$8.56	$8.41	$8.54	$10.13	$10.34	$11.00
Total return(c)(d)	4.42%	3.51%	−11.88%	1.78%	−2.41%	4.27%
Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$31,702	$33,868	$46,512	$71,445	$87,743	$116,328
Ratio of expenses to average net assets before waiver and reimbursement/ recoupment(e)	2.53%	2.88%	2.54%	2.04%	2.15%	2.12%
Ratio of expenses to average net assets before waiver and reimbursement/ recoupment excluding interest expense(e)	2.01%	2.01%	1.98%	1.95%	1.96%	1.95%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(e)	2.51%	2.86%	2.52%	2.03%	2.13%	2.11%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment excluding interest expense(e)	1.99%	1.99%	1.96%	1.94%	1.94%	1.94%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(e)	5.45%	5.03%	4.17%	3.69%	3.67%	3.70%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(e)	5.47%	5.05%	4.19%	3.70%	3.69%	3.71%
Portfolio turnover rate(d)	22%	32%	14%	56%	67%	63%

(a)	Financial Highlights have been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(c)	Total return does not include the effect of sales charges.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
See accompanying notes which are an integral part of these financial statements.

113

Angel Oak Multi-Strategy Income Fund - Institutional Class
Consolidated Financial Highlights(a)
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2024 (Unaudited)	For the Year Ended January 31,
		2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of year or period	$8.48	$8.61	$10.21	$10.41	$11.08	$11.02
Income from investment operations:
Net investment income (loss)	0.28	0.51	0.49	0.49	0.48	0.53
Net realized and unrealized gain (loss) on investments(b)	0.14	(0.14)	(1.59)	(0.19)	(0.68)	0.06
Total from investment operations	0.42	0.37	(1.10)	0.30	(0.20)	0.59
Less distributions to shareholders:
From net investment income	(0.26)	(0.50)	(0.50)	(0.50)	(0.47)	(0.53)
Total distributions	(0.26)	(0.50)	(0.50)	(0.50)	(0.47)	(0.53)
Net asset value, end of year or period	$8.64	$8.48	$8.61	$10.21	$10.41	$11.08
Total return(c)	5.02%	4.54%	−10.98%	2.87%	−1.60%	5.45%
Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$2,439,929	$2,533,096	$2,793,964	$6,820,115	$5,927,510	$7,153,385
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(d)	1.53%	1.88%	1.54%	1.04%	1.15%	1.12%
Ratio of expenses to average net assets before waiver and reimbursement/recoupment excluding interest expense(d)	1.01%	1.01%	0.98%	0.95%	0.96%	0.95%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(d)	1.51%	1.86%	1.52%	1.03%	1.13%	1.11%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment excluding interest expense(d)	0.99%	0.99%	0.96%	0.94%	0.94%	0.94%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/ recoupment(d)	6.45%	6.01%	5.03%	4.69%	4.65%	4.70%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/ recoupment(d)	6.47%	6.03%	5.05%	4.70%	4.67%	4.71%
Portfolio turnover rate(c)	22%	32%	14%	56%	67%	63%

(a)	Financial Highlights have been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
See accompanying notes which are an integral part of these financial statements.

114

Angel Oak UltraShort Income Fund - Class A
Financial Highlights
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2024 (Unaudited)	For the Year Ended January 31,
		2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of year or period	$9.74	$9.56	$10.00	$10.08	$10.12	$10.02
Income from investment operations:
Net investment income (loss)	0.24	0.36	0.12	0.08	0.19	0.29
Net realized and unrealized gain (loss) on investments(a)	0.09	0.24	(0.36)	(0.05)	(0.04)	0.10
Total from investment operations	0.33	0.60	(0.24)	0.03	0.15	0.39
Less distributions to shareholders:
From net investment income	(0.24)	(0.42)	(0.20)	(0.11)	(0.19)	(0.29)
Total distributions	(0.24)	(0.42)	(0.20)	(0.11)	(0.19)	(0.29)
Net asset value, end of year or period	$9.83	$9.74	$9.56	$10.00	$10.08	$10.12
Total return(b)	3.40%	6.36%	−2.42%	0.27%	1.52%	3.92%
Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$25,155	$25,439	$39,536	$171,328	$66,366	$51,529
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(c)	0.85%	0.84%	0.79%	0.78%	0.79%	0.84%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(c)	0.60%	0.60%	0.60%	0.56%	0.51%	0.50%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(c)	4.74%	4.01%	1.51%	0.56%	1.45%	2.22%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(c)	4.99%	4.25%	1.70%	0.78%	1.73%	2.56%
Portfolio turnover rate(b)	42%	46%	31%	92%	81%	156%

(a)
Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
See accompanying notes which are an integral part of these financial statements.

115

Angel Oak UltraShort Income Fund - Class A1
Financial Highlights
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2024 (Unaudited)	For the Year or Period Ended January 31,
		2024	2023(a)
Selected Per Share Data:
Net asset value, beginning of year or period	$9.72	$9.55	$9.70
Income from investment operations:
Net investment income (loss)	0.24	0.42	0.13
Net realized and unrealized gain (loss) on investments(b)	0.09	0.17	(0.14)
Total from investment operations	0.33	0.59	(0.01)
Less distributions to shareholders:
From net investment income	(0.24)	(0.42)	(0.14)
Total distributions	(0.24)	(0.42)	(0.14)
Net asset value, end of year or period	$9.81	$9.72	$9.55
Total return(c)(d)	3.41%	6.27%	−0.25%
Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$569	$546	$513
Ratio of expenses to average net assets before waiver and reimbursement/ recoupment(e)	0.85%	0.84%	0.79%
Ratio of expenses to average net assets after waiver and reimbursement/ recoupment(e)	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(e)	4.75%	4.08%	2.32%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(e)	5.00%	4.32%	2.51%
Portfolio turnover rate(c)	42%	46%	31%(f)

(a)	Class commenced operations on July 12, 2022.
(b)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(c)	Not annualized for periods less than one year.
(d)	Total return does not include the effect of sales charges.
(e)	Annualized for periods less than one year.
(f)	Figure presented represents turnover for the Fund as a whole for the entire fiscal period.
See accompanying notes which are an integral part of these financial statements.

116

Angel Oak UltraShort Income Fund - Institutional Class
Financial Highlights
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2024 (Unaudited)	For the Year Ended January 31,
		2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of year or period	$9.74	$9.56	$10.01	$10.09	$10.12	$10.02
Income from investment operations:
Net investment income (loss)	0.25	0.40	0.19	0.11	0.21	0.31
Net realized and unrealized gain (loss) on investments(a)	0.09	0.22	(0.41)	(0.06)	(0.03)	0.10
Total from investment operations	0.34	0.62	(0.22)	0.05	0.18	0.41
Less distributions to shareholders:
From net investment income	(0.25)	(0.44)	(0.23)	(0.13)	(0.21)	(0.31)
Total distributions	(0.25)	(0.44)	(0.23)	(0.13)	(0.21)	(0.31)
Net asset value, end of year or period	$9.83	$9.74	$9.56	$10.01	$10.09	$10.12
Total return(b)	3.64%	6.64%	−2.24%	0.51%	1.87%	4.16%
Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$404,401	$428,899	$653,848	$1,492,542	$796,407	$357,303
Ratio of expenses to average net assets before waiver and reimbursement/ recoupment(c)	0.60%	0.59%	0.54%	0.53%	0.54%	0.59%
Ratio of expenses to average net assets after waiver and reimbursement/ recoupment(c)	0.35%	0.35%	0.35%	0.31%	0.26%	0.25%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(c)	4.99%	4.27%	1.82%	0.82%	1.67%	2.58%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(c)	5.24%	4.51%	2.01%	1.04%	1.95%	2.92%
Portfolio turnover rate(b)	42%	46%	31%	92%	81%	156%

(a)
Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year.

(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
See accompanying notes which are an integral part of these financial statements.

117

Angel Oak High Yield Opportunities ETF(a)
Financial Highlights
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2024 (Unaudited)	For the Year Ended January 31,
		2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of year or period	$10.85	$10.58	$11.54	$11.73	$11.71	$11.35
Income from investment operations:
Net investment income (loss)	0.36(b)	0.72	0.60	0.60	0.63	0.67
Net realized and unrealized gain (loss) on investments(c)	0.12	0.27	(0.95)	(0.18)	0.01	0.36
Total from investment operations	0.48	0.99	(0.35)	0.42	0.64	1.03
Less distributions to shareholders:
From net investment income	(0.36)	(0.72)	(0.61)	(0.61)	(0.62)	(0.67)
Total distributions	(0.36)	(0.72)	(0.61)	(0.61)	(0.62)	(0.67)
Net asset value, end of year or period	$10.97	$10.85	$10.58	$11.54	$11.73	$11.71
Total return on net asset value(d)	4.57%(e)	9.77%	−2.89%	3.62%	5.97%	9.28%
Total return on market value(d)	4.86%(f)	N/A	N/A	N/A	N/A	N/A
Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$86,540	$72,035	$59,694	$69,503	$68,245	$64,797
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(g)	0.63%	0.93%	0.98%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(g)	0.55%	0.55%	0.64%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(g)	6.59%	6.48%	5.30%	4.86%	5.41%	5.52%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(g)	6.67%	6.86%	5.64%	5.10%	5.65%	5.76%
Portfolio turnover rate(d)	20%	20%	33%	38%	58%	36%

(a)
Effective as of the close of business on February 16, 2024, the Angel Oak High Yield Opportunities Fund was reorganized into the Angel Oak High Yield Opportunities ETF pursuant to an Agreement and Plan of Reorganization. See Note 1.

(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)
Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(d)	Not annualized for periods less than one year.
(e)
Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the year or period. Dividends and distributions are assumed to be reinvested.

(f)
Total return on market value is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested.

(g)	Annualized for periods less than one year.
See accompanying notes which are an integral part of these financial statements.

118

Angel Oak Mortgage-Backed Securities ETF(a)
Financial Highlights
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2024 (Unaudited)	For the Year or Period Ended January 31,
		2024	2023	2022(b)
Selected Per Share Data:
Net asset value, beginning of year or period	$8.51	$8.71	$9.77	$10.00
Income from investment operations:
Net investment income (loss)	0.22(c)	0.38	0.24	0.09
Net realized and unrealized gain (loss) on investments(d)	0.08	(0.20)	(1.05)	(0.22)
Total from investment operations	0.30	0.18	(0.81)	(0.13)
Less distributions to shareholders:
From net investment income	(0.20)	(0.38)	(0.25)	(0.10)
Total distributions	(0.20)	(0.38)	(0.25)	(0.10)
Net asset value, end of year or period	$8.61	$8.51	$8.71	$9.77
Total return on net asset value(e)	3.64%(f)	2.24%	−8.32%	−1.28%
Total return on market value(e)	3.61%(g)	N/A	N/A	N/A
Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$69,171,792	$30,919	$34,786	$39,133
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(h)	0.87%	1.10%	1.17%	0.97%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(h)	0.49%	0.44%	0.58%	0.59%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(h)	4.94%	3.87%	2.08%	1.06%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (h)	5.33%	4.53%	2.67%	1.44%
Portfolio turnover rate(e)	86%	60%	53%	22%

(a)
Effective as of the close of business on February 16, 2024, the Angel Oak Total Return Bond Fund was reorganized into the Angel Oak Mortgage-Backed Securities ETF pursuant to an Agreement and Plan of Reorganization. See Note 1.

(b)	Fund commenced operations on June 4, 2021.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(e)	Not annualized for periods less than one year.
(f)
Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the year or period. Dividends and distributions are assumed to be reinvested.

(g)
Total return on market value is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested.

(h)	Annualized for periods less than one year.
See accompanying notes which are an integral part of these financial statements.

119

Angel Oak UltraShort Income ETF
Financial Highlights
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2024 (Unaudited)	For the Year or Period Ended January 31,
		2024	2023(a)
Selected Per Share Data:
Net asset value, beginning of year or period	$50.67	$50.58	$50.00
Income from investment operations:
Net investment income (loss)(b)	1.55	3.16	0.69
Net realized and unrealized gain (loss) on investments(c)	0.10	0.15	0.27
Total from investment operations	1.65	3.31	0.96
Less distributions to shareholders:
From net investment income	(1.37)	(3.19)	(0.38)
From net realized gain	—	(0.03)	—
Total distributions	(1.37)	(3.22)	(0.38)
Net asset value, end of year or period	$50.95	$50.67	$50.58
Total return on net asset value(d)(e)	3.29%	6.78%	1.92%
Total return on market value(d)(f)	3.40%	6.84%	1.90%
Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$480,805	$122,831	$46,534
Ratio of expenses to average net assets before waiver and reimbursement/ recoupment(g)	0.55%	0.55%	0.55%
Ratio of expenses to average net assets after waiver and reimbursement/ recoupment(g)	0.29%	0.29%	0.29%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(g)	5.87%	6.00%	4.80%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(g)	6.13%	6.26%	5.06%
Portfolio turnover rate(d)	53%	75%	23%

(a)	Fund commenced operations on October 24, 2022.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year or period.
(c)	Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.
(d)	Not annualized for periods less than one year.
(e)
Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the year or period. Dividends and distributions are assumed to be reinvested.

(f)
Total return on market value is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested.

(g)	Annualized for periods less than one year.
See accompanying notes which are an integral part of these financial statements.

120

Angel Oak Income ETF
Financial Highlights
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2024 (Unaudited)	For the Year or Period Ended January 31,
		2024	2023(a)
Selected Per Share Data:
Net asset value, beginning of year or period	$20.52	$20.39	$20.00
Income from investment operations:
Net investment income (loss)(b)	0.70	1.40	0.26
Net realized and unrealized gain (loss) on investments(c)	0.16	0.15	0.23
Total from investment operations	0.86	1.55	0.49
Less distributions to shareholders:
From net investment income	(0.65)	(1.41)	(0.10)
From net realized gain	—	(1.00)	—
Total distributions	(0.65)	(1.42)	(0.10)
Net asset value, end of year or period	$20.73	$20.52	$20.39
Total return on net asset value(d)(e)	4.32%	7.95%	2.41%
Total return on market value(d)(f)	4.90%	7.61%	2.49%
Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$212,936	$105,865	$33,636
Ratio of expenses to average net assets before waiver and reimbursement/ recoupment(g)	0.99%	0.99%	0.99%
Ratio of expenses to average net assets after waiver and reimbursement/ recoupment(g)	0.79%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(g)	6.69%	6.71%	5.44%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(g)	6.89%	6.91%	5.64%
Portfolio turnover rate(d)	55%	43%	59%

(a)	Fund commenced operations on November 7, 2022.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year or period.
(c)	Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.
(d)	Not annualized for periods less than one year.
(e)
Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the year or period. Dividends and distributions are assumed to be reinvested.

(f)
Total return on market value is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested.

(g)	Annualized for periods less than one year.
See accompanying notes which are an integral part of these financial statements.

121

Angel Oak Funds Trust
Notes to the Financial Statements
July 31, 2024 (Unaudited)
NOTE 1. ORGANIZATION
Angel Oak Funds Trust (the “Trust”) is a Delaware statutory trust organized on June 20, 2014, and registered with the U.S. Securities and Exchange Commission as an open-end management investment company, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”). The Trust consists of six series, Angel Oak Multi-Strategy Income Fund (the “Multi- Strategy Income Fund”), Angel Oak UltraShort Income Fund (the “UltraShort Income Fund”), Angel Oak High Yield Opportunities ETF (performance successor to the Angel Oak High Yield Opportunities Fund) (the “High Yield Opportunities ETF”), Angel Oak Mortgage-Backed Securities (performance successor to the Angel Oak Total Return Bond Fund) (the “Mortgage-Backed Securities ETF”), Angel Oak UltraShort Income ETF (the “UltraShort Income ETF”), and Angel Oak Income ETF (the “Income ETF”) (together, the “Funds”). Please see the table below for a summary of class specific information:

	Ticker	Investment Objective	Commencement of Operations	Front-End Sales Charge	Back-End Sales Charge	12b-1 Fees
Multi-Strategy Income Fund
Class A	ANGLX		06/28/2011	2.25%	N/A	0.25%
Class C	ANGCX	Current Income	08/04/2015	N/A	1.00%	1.00%
Institutional Class	ANGIX		08/16/2012	N/A	N/A	N/A
UltraShort Income Fund
Class A	AOUAX	Current Income, Minimize	04/30/2018	N/A	N/A	0.25%
Class A1	AOUNX	Price Volatility, and	07/22/2022	1.50%	0.50%	0.25%
Institutional Class	AOUIX	Maintain Liquidity	04/02/2018	N/A	N/A	N/A
High Yield Opportunities ETF
	AOHY	Current Income & Capital Appreciation	03/31/2009	N/A	N/A	N/A
Mortgage-Backed Securities ETF
	MBS	Total Return	06/04/2021	N/A	N/A	N/A
UltraShort Income ETF
	UYLD	Current Income, Minimize Price Volatility, and Maintain Liquidity	10/24/2022	N/A	N/A	N/A
Income ETF
	CARY	Current Income	11/07/2022	N/A	N/A	N/A

The Multi-Strategy Income Fund, UltraShort Income Fund, and High Yield Opportunities ETF are diversified series of the Trust. The Mortgage-Backed Securities ETF, UltraShort Income ETF, and Income ETF are non-diversified series of the Trust, which means that they can invest a higher percentage of assets in any one issuer. Investing in a non-diversified fund may entail greater risks than is normally associated with more widely diversified funds.
Effective as of the close of business on January 19, 2024 (the “Conversion Date”), the outstanding Class A Shares of the Angel Oak High Yield Opportunities Fund were converted into Institutional Class Shares of the Fund. The conversion was completed based on the share classes’ relative net asset values on the Conversion Date, without the imposition of any fees or expenses. The following table illustrates the specifics of the conversion:

	Pre- Conversion Net Assets	Pre- Conversion Shares Outstanding	Pre- Conversion Net Asset Value	Post- Conversion Net Asset Value	Post- Conversion Shares Outstanding	Exchange Ratio
Institutional Class	$69,860,859	6,482,406	$10.7770	$71,398,760	6,625,108	1.00283
Class A	$1,537,901	142,300	$10.8075	—	—	—

122

Angel Oak Funds Trust
Notes to the Financial Statements
July 31, 2024 (Unaudited)(Continued)
Effective as of the close of business on February 16, 2024, each Fund identified in the table below as a Target Fund was reorganized into an ETF through the reorganization of the Target Fund into its corresponding Acquiring ETF identified in the table below, pursuant to an Agreement and Plan of Reorganization, which was approved by the Board on December 6, 2023 (each, a “Reorganization”). Shareholder approval was not required to effect the Reorganization for the Angel Oak High Yield Opportunities Fund. However, due to the increase in advisory fees and 12b-1 fees with respect to the Angel Oak Total Return Bond Fund as a result of the Reorganization, shareholder approval was required for the Angel Oak Total Return Bond, in which the Fund’s sole shareholder approved the Reorganization by written consent. The Acquiring ETFs, each a series of the Trust, were established as “shell” funds, organized solely in connection with the Reorganizations for the purpose of acquiring the assets and liabilities of the corresponding Target Funds and continuing the operations of the Target Funds as ETFs. The Acquiring ETFs had no performance history prior to the Reorganizations. Following the Reorganizations, each Target Fund’s performance (Institutional Class Shares) and financial history were adopted by the respective Acquiring ETF.

Target Funds	Acquiring ETFs
Angel Oak High Yield Opportunities Fund (the “Target High Yield Fund”)	Angel Oak High Yield Opportunities ETF (the “Acquiring High Yield ETF”)
Angel Oak Total Return Bond Fund (the “Target Total Return Bond Fund”)	Angel Oak Mortgage-Backed Securities ETF (the “Acquiring MBS ETF”)

Each Reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares) of the Acquiring ETFs for shares of the Target Funds of equivalent aggregate net asset value as noted below:

	Total Shares	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation/Depreciation
Target High Yield Fund	6,810,384	$74,002,591	$10.87	($2,390,998)
Target Total Return Bond Fund	3,631,336	$30,502,641	$8.40	($1,872,216)

Fees and expenses incurred to effect the Reorganizations were borne by the Adviser. The management fee of the Acquiring High Yield ETF is 0.55%, which is the same as the management fee of the Target High Yield Fund. The management fee of the Acquiring MBS ETF is 0.79%, which is higher than the management fee of 0.50% for the Target Total Return Bond Fund. The Acquiring High Yield ETF has experienced the same overall operating expenses as compared to its corresponding Target Fund after the applicable Target Fund fee waiver, because the Acquiring High Yield ETF has a unitary fee structure pursuant to which the Adviser has agreed to pay the operating expenses with only limited exceptions. However, the overall expenses of the Acquiring MBS ETF after the applicable fee waiver are higher compared to its corresponding Target Fund after the applicable Target Fund fee waiver.
The Reorganizations did not result in a material change to the Target Funds’ investment portfolios as compared to those of the Acquiring ETFs. There are no material differences in accounting policies of the Target Funds as compared to those of the Acquiring ETFs. The Acquiring ETFs did not purchase or sell securities following the Reorganizations for purposes of realigning its investment portfolio.
The High Yield Opportunities ETF, Mortgage-Backed Securities ETF, UltraShort Income ETF, and Income ETF (alone, an “ETF”, together, the “ETFs”) list and principally trade their shares on the New York Stock Exchange Arca, Inc. (“NYSE Arca”) (“Exchange”). Shares of the ETFs trade on the Exchange at market prices that may be below, at, or above the ETFs’ net asset value (“NAV”). The ETFs will issue and redeem shares on a continuous basis at NAV only in large blocks of shares called “Creation Units”. The table below summarizes the number of shares typically issued or redeemed in each Creation Unit.

Shares
High Yield Opportunities ETF	25,000
Mortgage-Backed Securities ETF	25,000
UltraShort Income ETF	4,000
Income ETF	10,000

123

Angel Oak Funds Trust
Notes to the Financial Statements
July 31, 2024 (Unaudited)(Continued)
Creation Units will be issued and redeemed in exchange for a portfolio of securities and/or a designated amount of U.S. cash, all of which were in cash during the period. Once created, shares generally will trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of an ETF.
Shares of the ETFs may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed an Authorized Participant Agreement with Quasar Distributors, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the ETFs. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. A purchase or redemption (i.e. creation or redemption) transaction fee of $300, payable by the Authorized Participant or Adviser, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Wholly-Owned Subsidiaries – As part of its investment strategy, the Multi-Strategy Income Fund invests directly or, to comply with certain regulations, through its wholly-owned and controlled subsidiaries, Hyperion Loan Funding Trust (“Hyperion”) and Helios Loan Funding Trust (“Helios”), each a statutory trust organized under the laws of the state of Delaware and incorporated on August 2, 2018, and May 20, 2024, respectively. Hyperion acts as an investment vehicle in order to purchase residential and commercial real estate whole loans, participations in such loans, or instruments representing the right to receive interest payments and principal due on such loans. Helios acts an investment vehicle in order to purchase residential home equity lines of credit (“HELOCs”). The allocation of the Multi-Strategy Income Fund’s investments, if any, in Hyperion and Helios will vary over time.
On July 31, 2024, investments in Hyperion and Helios represented 0.22% and 0.53%, respectively, of the total net assets of the Multi-Strategy Income Fund.
The consolidated financial statements of the Multi-Strategy Income Fund include the investment activity and financial statements of Hyperion and Helios. All intercompany accounts and transactions have been eliminated in consolidation. Because the Multi-Strategy Income Fund may invest a substantial portion of its assets in its subsidiary, the Multi-Strategy Income Fund may be considered to be investing indirectly in some of those investments through its subsidiary. For that reason, references to the Multi-Strategy Income Fund may also encompass its subsidiary.
At July 31, 2024, investments held by Hyperion and Helios included whole loans and HELOCs, respectively, valued at $5,699,268 and $13,968,873, respectively. In addition, Hyperion and Helios held $1,759,193 and $64,232 in cash, respectively.
NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in accordance with the accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic, Financial Services-Investment Companies.
Securities Valuation and Fair Value Measurements: The Funds record their investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a

124

Angel Oak Funds Trust
Notes to the Financial Statements
July 31, 2024 (Unaudited)(Continued)
discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:
Level 1 –
quoted prices in active markets for identical securities
Level 2 –
other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –
significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)
The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.
Investments in registered open-end management investment companies, including money market funds, will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.
Fair values for long-term debt securities, including asset-backed securities (“ABS”), mortgage-backed securities (“MBS”), collateralized loan obligations (“CLOs”), corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.
Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.
Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair

125

Angel Oak Funds Trust
Notes to the Financial Statements
July 31, 2024 (Unaudited)(Continued)
value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.
Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.
Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.
The following is a summary of the investments by their inputs used to value each Fund’s net assets as of July 31, 2024:

Multi-Strategy Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$—	$1,427,262,302	$10,001	$1,427,272,303
Residential Mortgage-Backed Securities – U.S. Government Agency	—	457,728,300	—	457,728,300
Asset-Backed Securities	—	339,666,767	—	339,666,767
Collateralized Loan Obligations	—	226,659,187	—	226,659,187
Corporate Obligations	—	123,636,973	1,172,200	124,809,173
Commercial Mortgage-Backed Securities	—	113,848,827	—	113,848,827
Affiliated Exchange Traded Funds	66,046,011	—	—	66,046,011
Commercial Mortgage-Backed Securities – U.S. Government Agency	—	49,712,557	—	49,712,557
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	—	16,933,134	—	16,933,134
Common Stocks	13,880,478	—	—	13,880,478
Preferred Stocks	7,205,304	—	—	7,205,304
Whole Loans	—	5,699,268	—	5,699,268
Warrants	—	1,114,425	—	1,114,425
Short-Term Investments	26,183,887	—	—	26,183,887
Total	$113,315,680	$2,762,261,740	$1,182,201	$2,876,759,621

126

Angel Oak Funds Trust
Notes to the Financial Statements
July 31, 2024 (Unaudited)(Continued)

Multi-Strategy Income Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Assets
Swaps*	$ —	$379,964	$ —	$379,964

*	Swaps are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Consolidated Schedule of Centrally Cleared Credit Default Swaps.
See the Consolidated Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2024, the Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/24	Amortization/ Accretion/ Paydowns	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation/ Depreciation	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 07/31/24
Corporate
Obligations	$772,200	$—	$ —	$—	$400,000*	$ —	$ —	$ —	$1,172,200
Residential Mortgage- Backed Securities	10,001	(11,981)	—	11,981	—	—	—	—	10,001
Total	$782,201	($11,981)	$—	$11,981	$400,000	$—	$—	$—	$1,182,201

*	Represents value of Level 3 securities received from in-kind redemption of the Financials Income Impact Fund on May 17, 2024. See Note 7.
The total change in unrealized appreciation/depreciation included in the Consolidated Statement of Operations attributable to Level 3 investments still held at July 31, 2024, is $11,981.
The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 07/31/24	Valuation Techniques	Unobservable Input*	Range	Weighted Average Unobservable Input
Corporate Obligations	$772,200	Model Valuation	Projected cash flow from liquidation	$5.72**	Recovery Estimate: 5.72%
Corporate Obligations	$400,000	Model Valuation	Estimated recovery from proposed Chapter 11 liquidation plan	$16.00**	Recovery Estimate: 16%
Residential Mortgage-Backed Securities	$10,001	Model Valuation	Discounted value of the call rights and underlying collateral of security	$0.10-$1.00	$1.00

*
Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in an increase to the fair value. A decrease to the unobservable input would have the opposite effect.

**	Each input presents information for one security and reflects the value as of July 31, 2024.

127

Angel Oak Funds Trust
Notes to the Financial Statements
July 31, 2024 (Unaudited)(Continued)

UltraShort Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$191,491,781	$ —	$191,491,781
Residential Mortgage-Backed Securities	—	80,289,608	—	80,289,608
Collateralized Loan Obligations	—	54,510,847	—	54,510,847
Commercial Mortgage-Backed Securities – U.S. Government Agency	—	46,100,712	—	46,100,712
Corporate Obligations	—	23,403,731	—	23,403,731
Commercial Mortgage-Backed Securities	—	12,576,462	—	12,576,462
Residential Mortgage-Backed Securities – U.S. Government Agency	—	5,534,932	—	5,534,932
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	—	3,619,410	—	3,619,410
Short-Term Investments	15,201,162	4,966,175	—	20,167,337
Total	$15,201,162	$422,493,658	$—	$437,694,820
Other Financial Instruments
Assets
Futures Contracts*	$830,034	$—	$—	$830,034

*	Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.
See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2024, the Fund did not recognize any transfers to or from Level 3.

High Yield Opportunities ETF
	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$58,658,309	$ —	$58,658,309
Residential Mortgage-Backed Securities	—	16,546,866	—	16,546,866
Asset-Backed Securities	—	4,406,263	—	4,406,263
Exchange Traded Funds	2,513,997	—	—	2,513,997
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	—	821,250	—	821,250
Short-Term Investments	3,446,692	—	—	3,446,692
Total	$5,960,689	$80,432,688	$—	$86,393,377

See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2024, the Fund did not recognize any transfers to or from Level 3.

Mortgage-Backed Securities ETF
	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$ —	$42,622,980	$ —	$42,622,980
Residential Mortgage-Backed Securities – U.S. Government Agency	—	22,376,759	—	22,376,759
Commercial Mortgage-Backed Securities – U.S. Government Agency	—	4,744,948	—	4,744,948
Asset-Backed Securities	—	1,214,169	—	1,214,169
Corporate Obligations	—	443,847	—	443,847
Commercial Mortgage-Backed Securities	—	188,977	—	188,977

128

Angel Oak Funds Trust
Notes to the Financial Statements
July 31, 2024 (Unaudited)(Continued)

Mortgage-Backed Securities ETF
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,324,654	$—	$—	$—
Total	$1,324,654	$71,591,680	$ —	$72,916,334
Other Financial Instruments
Assets
Futures Contracts*	$287,954	$—	$—	$287,954

*	Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.
See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2024, the Fund did not recognize any transfers to or from Level 3.

UltraShort Income ETF
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$201,553,798	$—	$201,553,798
Collateralized Loan Obligations	—	65,574,797	—	65,574,797
Commercial Mortgage-Backed Securities – U.S. Government Agency	—	55,650,786	—	55,650,786
Corporate Obligations	—	52,459,753	—	52,459,753
Residential Mortgage-Backed Securities	—	51,120,386	—	51,120,386
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	—	23,306,465	—	23,306,465
Commercial Mortgage-Backed Securities	—	7,628,210	—	7,628,210
Residential Mortgage-Backed Securities – U.S. Government Agency	—	5,637,701	—	5,637,701
Short-Term Investments	21,173,056	4,964,309	—	26,137,365
Total	$21,173,056	$467,896,205	$ —	$489,069,261

See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2024, the Fund did not recognize any transfers to or from Level 3.

Income ETF
	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$—	$90,679,482	$—	$90,679,482
Residential Mortgage-Backed Securities – U.S. Government Agency	—	41,477,835	—	41,477,835
Asset-Backed Securities	—	33,769,483	—	33,769,483
Collateralized Loan Obligations	—	23,931,823	—	23,931,823
Commercial Mortgage-Backed Securities	—	12,492,398	—	12,492,398
Corporate Obligations	—	9,846,365	—	9,846,365
Commercial Mortgage-Backed Securities – U.S. Government Agency	—	5,384,738	—	5,384,738
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	—	3,160,482	—	3,160,482
Short-Term Investments	5,039,072	—	—	5,039,072
Total	$5,039,072	$220,742,606	$ —	$225,871,678

129

Angel Oak Funds Trust
Notes to the Financial Statements
July 31, 2024 (Unaudited)(Continued)

Income ETF
	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Assets
Futures Contracts*	$122,879	$ —	$ —	$122,879

*	Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.
See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2024, the Fund did not recognize any transfers to or from Level 3.
Federal Income Taxes – The Funds intend to elect and continue to qualify to be taxed as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds generally will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. The Funds generally intend to operate in a manner such that they will not be liable for federal income or excise taxes.
The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended July 31, 2024, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and major jurisdictions and concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Security Transactions and Income Recognition – Investment security transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective yield method, based on each security’s estimated life and recoverable principal and recorded in interest income on the Statements of Operations. Dividend income and corporate transactions, if any, are recorded on the ex-date. Paydown gains and losses on mortgage-related and other ABS are recorded as components of interest income on the Statements of Operations. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of the information from the issuer. The actual character of distributions to the Funds’ shareholders will be reflected in the Form 1099 received by shareholders after the end of the calendar year.
Expenses – Expenses incurred by the Trust that do not relate to a specific Fund are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis. Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation and expenses are allocated to each class based on the net assets in relation to the relative net assets of each Fund.
Dividends and Distributions – Distributions from each Fund’s net investment income are accrued daily and typically paid monthly. The Funds intend to distribute their net realized long term capital gains and their net realized short term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax

130

Angel Oak Funds Trust
Notes to the Financial Statements
July 31, 2024 (Unaudited)(Continued)
purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Funds. For the year ended January 31, 2024, there were no reclassifications.
Share Valuation – The NAV per share of a class of shares of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, attributable to that class, minus all liabilities (including estimated accrued expenses) attributable to that class by the total number of shares of that class outstanding, rounded to the nearest cent. The Funds’ NAV will not be calculated on the days on which the New York Stock Exchange is closed for trading.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results could differ from those estimates.
Indemnifications – Under the Trust’s organizational documents, the Trust will indemnify its officers and trustees for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.
Cash and Cash Equivalents – Cash and cash equivalents are highly liquid assets including coin, currency and short-term investments that typically mature in 30-90 days. Short-term investments can include U.S. Government and government agency securities, investment grade money market instruments, investment grade fixed-income securities, repurchase agreements, commercial paper and cash equivalents. Cash equivalents are extremely low risk assets that are liquid and easily converted into cash. These investments are only considered equivalents if they are readily available and are not restricted by some agreement. When the Adviser believes market, economic or political conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund’s net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets or the U.S. economy. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Included in Investments in unaffiliated securities at fair value on the Statements of Assets and Liabilities are investments in First American money market funds held at major financial institutions as follows:

Multi-Strategy Income Fund	$26,183,887
UltraShort Income Fund	$15,201,162
High Yield Opportunities ETF	$3,446,692
Mortgage-Backed Securities ETF	$1,324,654
UltraShort Income ETF	$21,173,056
Income ETF	$5,039,072

Reverse Repurchase Agreements – A reverse repurchase agreement is the sale by the Funds of a security to a party for a specified price, with the simultaneous agreement by the Funds to repurchase that security from that party on a future date at a higher price. Proceeds from securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Funds. In such situations, the Funds may incur losses as a result of a possible decline in the value of the underlying security during the

131

Angel Oak Funds Trust
Notes to the Financial Statements
July 31, 2024 (Unaudited)(Continued)
period while the Funds seek to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.
NOTE 3. RISKS ASSOCIATED WITH PORTFOLIO ASSETS
Asset-Backed and Mortgage-Backed Securities and Whole Loan Risks – Prepayment risk is associated with MBS and ABS, including CLOs, and whole loans. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Funds’ investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Funds to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Funds to successfully utilize these instruments may depend on the ability of the Funds’ Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain MBS may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, ABS may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. Whole loans are sold in their entirety rather than being pooled with other mortgages. Whole loans are mortgage loans sold to an investor in a secondary market. The investor purchasing the loan assumes full responsibility of the loan and all the contractual terms and rights associated with the funds. The credit risk on such loans is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and ABS, including CLOs, may decline and therefore may not be adequate to cover underlying investors. To the extent the Funds focus their investments in particular types of mortgage-backed or ABS, including CLOs, and whole loans, the Funds may be more susceptible to risk factors affecting such types of investments.
Subordinated Debt of Banks and Diversified Financial Companies – The Funds may invest in subordinated debt securities, sometimes also called “junior debt”, which are debt securities for which the issuer’s obligations to make principal and interest payments are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings institutions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank.
Investment Company Securities – The Funds may invest in the securities of other investment companies, including ETFs, closed-end funds and open-end (mutual) funds (also called underlying funds). When a Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds may invest in shares of ETFs and underlying funds, their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives as well as the allocation of each Fund’s assets among the ETFs and underlying funds by the Adviser. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of, and risks associated with, the ETFs and underlying funds in direct proportion to the amount of assets the Funds allocate to the ETFs and underlying funds utilizing such strategies. The Adviser may be subject to potential conflicts of interest in allocating a Fund’s assets to underlying funds, such as a potential conflict in selecting affiliated underlying funds over unaffiliated underlying funds. In addition, a Fund’s portfolio managers may be subject to potential conflicts of interest in allocating the Fund’s assets among underlying funds, as certain of the Fund’s portfolio managers may also manage an affiliated underlying fund in which the Fund may invest. Both the Adviser and a Fund’s portfolio managers have a fiduciary duty to the Fund to act in the Fund’s best interest when selecting underlying funds. Under the oversight of the Board of Trustees, the Adviser will carefully analyze any such potential conflicts of interest and will take steps to minimize and, where possible, eliminate them.

132

Angel Oak Funds Trust
Notes to the Financial Statements
July 31, 2024 (Unaudited)(Continued)
High Yield Securities – The Funds may invest in below investment grade securities. These “high-yield” securities, also known as “junk bonds,” will generally be rated BB or lower by S&P or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or if unrated, considered by the Adviser to be of comparable quality.
Structured Products – The Funds may invest in certain structured products. Normally, structured products are privately offered and sold (that is, they are not registered under the securities laws); however, an active dealer market may exist for structured products that qualify for Rule 144A transactions. The risks of an investment in a structured product depend largely on the type of the collateral securities and the class of the structured product in which the Funds invest. In addition to the normal interest rate, default and other risks of fixed-income securities, structured products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in structured products that are subordinate to other classes, values may be volatile and disputes with the issuer may produce unexpected investment results.
Common and Preferred Stocks – The Funds may invest in common stock and preferred stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price. The Funds may also invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.
The fundamental risk of investing in stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market values of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in the Funds, you should be willing to accept the risks of the stock market (to the extent that a Fund invests in common stock) and should consider an investment in the Funds only as a part of your overall investment portfolio.
Warrants – The Funds may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.
Futures Contracts – The Funds may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.
During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of

133

Angel Oak Funds Trust
Notes to the Financial Statements
July 31, 2024 (Unaudited)(Continued)
entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contract and may realize a loss. See Note 4 for information on futures contract activity during the period ended July 31, 2024.
Swaps – The Funds may invest in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps and other types of swaps. During the year, the Multi-Strategy Income Fund used centrally cleared credit default swaps to hedge interest risk on its portfolio. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.
A credit default swap agreement may reference one or more debt securities or obligations that are not currently held by the Funds. The Funds are permitted to enter into a credit default swap as either the protection buyer or seller in the discretion of the Adviser. When buying protection under a credit default swap, the Fund is generally obligated to pay the protection seller an upfront or periodic stream of payments over the term of the contract until a credit event occurs, such as a default of the reference obligation. If no credit event occurs, the Fund may recover nothing if the swap is held through the termination date. However, if a credit event does occur, the Fund may receive the full notional value of the swap in exchange for the face amount of the obligations underlying the swap, the value of which may have significantly decreased. When selling protection under a credit default swap, the Fund receives an upfront or periodic stream of payments over the term of the contract provided that a credit event does not occur. However, as the seller of protection, the Fund effectively adds leverage to its portfolio because it gains exposure to the notional amount of the swap. Entering into a credit default swap may subject a Fund to greater risk than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps also involve illiquidity risk, counter-party risk (for OTC swaps) and credit risk.
Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a Futures Commission Merchant and centrally cleared and exchange traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Funds’ ability to enter into swap agreements. See Note 4 for information on swap activity during the period ended July 31, 2024.
To Be Announced Securities – The Funds may invest in to-be-announced securities (“TBAs”). TBAs is a term that is generally used to describe forward-settling MBS. These TBAs are generally issued by U.S. Government Agencies or U.S. Government Sponsored Entities such as Freddie Mac, Fannie Mae and Ginnie Mae. The actual mortgage-backed security that will be delivered to the buyer at the time TBA trades are entered is not known, however, the terms of the acceptable pools of loans that will comprise the mortgage-backed security are determined at the time the trade is entered into (coupon rate, maturity, credit quality, etc.). Investment in TBAs will generally increase the Funds’ exposure to interest rate risk and could also expose the Funds to counterparty default risk. In order to mitigate counterparty default risk, the Funds only enter TBAs with counterparties for which the risk of default is determined to be remote.
Macroeconomic Risks – Developments such as public health crises, armed conflict, changing interest rates, inflation, supply chain disruptions, geopolitical risks, and economic sanctions may disrupt economic markets and the prolonged economic impacts of these types of developments are uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends

134

Angel Oak Funds Trust
Notes to the Financial Statements
July 31, 2024 (Unaudited)(Continued)
on future developments, including the duration, spread, and conclusion of global events, and such uncertainty may in turn impact the value of the Funds’ investments.
NOTE 4. DERIVATIVE TRANSACTIONS
The value and effect of derivative instruments on the Consolidated Statement of Assets and Liabilities as of July 31, 2024, for the Multi-Strategy Income Fund was as follows:

Derivatives	Type of Derivative Risk	Consolidated Statement of Assets and Liabilities Location	Fair Value of Deposit at Broker for Futures and Swaps	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	Deposit at broker for futures	$250,132	$—
Swaps	Credit	Deposit at broker for swaps	$18,002,241	$379,963

*	Represents the value of unrealized appreciation (depreciation) as presented in the Consolidated Schedule of Open Futures Contracts and Consolidated Schedule of Centrally Cleared Credit Default Swaps.
The effect of derivative instruments on the Consolidated Statement of Operations for the period ended July 31, 2024, for the Multi-Strategy Income Fund was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	($10,816,978)
Swaps	Credit	Net realized gain (loss) on swaps	($2,442,855)

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	($1,457,875)
Swaps	Credit	Net change in unrealized appreciation/depreciation on swaps	$1,936,563

The average monthly notional value of long futures contracts during the period ended July 31, 2024, was $217,282,641. The average monthly notional value of long swap contracts during the period ended July 31, 2024, was $135,714,286.
The value and effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2024, for the UltraShort Income Fund was as follows:

Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Fair Value of Deposit at Broker for Futures	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	Deposit at broker for futures	$237,214	$830,034

*	Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts.

135

Angel Oak Funds Trust
Notes to the Financial Statements
July 31, 2024 (Unaudited)(Continued)
The effect of derivative instruments on the Statements of Operations for the period ended July 31, 2024, for the UltraShort Income Fund was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$262,397

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	$737,543

The average monthly notional value of short futures contracts during the period ended July 31, 2024, was ($72,483,660).
The value and effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2024, for the Mortgage-Backed Securities ETF was as follows:

Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Fair Value of Deposit at Broker for Futures	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	Deposit at broker for futures	$689,805	$287,954

*	Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts.
The effect of derivative instruments on the Statements of Operations for the period ended July 31, 2024, for the Mortgage-Backed Securities ETF was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$172,640

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	$52,863

The average monthly notional value of long futures contracts during the period ended July 31, 2024, was $12,377,147.
The value and effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2024, for the Income ETF was as follows:

Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Fair Value of Deposit at Broker for Futures	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	Deposit at broker for futures	$391,491	$122,879

*	Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts.

136

Angel Oak Funds Trust
Notes to the Financial Statements
July 31, 2024 (Unaudited)(Continued)
The effect of derivative instruments on the Statements of Operations for the period ended July 31, 2024, for the Income ETF was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	($478,529)

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	($61,861)

The average monthly notional value of long futures contracts during the period ended July 31, 2024, was $19,278,857.
Balance Sheet Offsetting Information – During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of July 31, 2024, the Funds were not subject to any netting agreements.
The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2024.

Multi-Strategy Income Fund
				Gross Amounts Not Offset in Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Consolidated Statement of Assets and Liabilities	Net Amounts of Assets Presented in Consolidated Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral Pledged*	Net Amount
Swaps	$379,963	$ —	$379,963**	$ —	$379,963	$ —

UltraShort Income Fund
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities***	Financial Instruments*	Cash Collateral Pledged*	Net Amount
Futures Contracts	$830,034	$ —	$830,034	$ —	$ —	$830,034

137

Angel Oak Funds Trust
Notes to the Financial Statements
July 31, 2024 (Unaudited)(Continued)

Mortgage-Backed Securities ETF
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities***	Financial Instruments*	Cash Collateral Pledged*	Net Amount
Futures Contracts	$287,954	$ —	$287,954	$ —	$ —	$287,954

Income ETF
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts ofAssets Presented in Statements of Assets and Liabilities***	Financial Instruments*	Cash Collateral Pledged*	Net Amount
Futures Contracts	$122,879	$ —	$122,879	$ —	$ —	$122,879

*	The amount is limited to the net amounts of financial assets and liabilities and accordingly does not include excess collateral pledged.
**
Represents the value of unrealized appreciation (depreciation) as presented in the Consolidated Schedule of Centrally Cleared Credit Default Swaps, which is included in appreciation on swaps on the Consolidated Statements of Assets and Liabilities.

***
Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts, which is included in deposit at broker for futures on the Statements of Assets and Liabilities.

In some instances, the actual collateral received/pledged may be more than the amounts disclosed herein.
NOTE 5. FEES AND OTHER RELATED PARTY TRANSACTIONS
Under the terms of the investment advisory agreement, on behalf of the Funds (the “Agreement”), the Adviser manages the Funds’ investments subject to oversight of the Trustees. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of the average daily net assets of each Fund as follows:

Multi-Strategy Income Fund	0.89%
UltraShort Income Fund	0.44%
High Yield Opportunities ETF	0.55%
Mortgage-Backed Securities ETF	0.79%
UltraShort Income ETF	0.55%
Income ETF	0.99%

138

Angel Oak Funds Trust
Notes to the Financial Statements
July 31, 2024 (Unaudited)(Continued)
The Adviser contractually agreed through May 31, 2025, except with respect to the Mortgage-Backed Securities ETF which has contractually agreed through September 30, 2025, to waive or limit its fees and to assume other expenses of the Funds, except the High Yield Opportunities ETF, so that the ratio of each Fund’s Total Annual Fund Operating Expenses to average net assets does not exceed the following:

Multi-Strategy Income Fund	0.99%
UltraShort Income Fund	0.35%
Mortgage-Backed Securities ETF	0.49%
UltraShort Income ETF	0.29%
Income ETF	0.79%

These operating expense limitations do not apply to front-end sales loads, taxes, interest expenses, dividend and interest expenses related to short sales, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, any transaction-related expenses and fees arising out of transactions effected on behalf of a Fund, litigation and potential litigation expenses, and other extraordinary expenses not incurred in the ordinary course of a Fund's business and may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser.
The contractual waiver and/or reimbursement by the Adviser with respect to the Funds is subject to repayment by the Funds within 36 months following the month in which that particular waiver and/or reimbursement occurred, provided that the Funds are able to make the repayment without exceeding the expense limitations described above or the expense limitation in effect at the time of the reimbursement (whichever is lower). During the period ended July 31, 2024, the Adviser waived $90,599 of the Multi-Strategy Income Fund’s expenses, $563,245 of the UltraShort Income Fund’s expenses, $31,637 of the High Yield Opportunities ETF’s expenses (all of which were waived pursuant to the Target Fund’s expense limitation agreement and no longer subject to recoupment, as noted below), $83,162 of the Mortgage-Backed Securities ETF’s expenses (of which $23,752 was waived pursuant to the Target Fund’s expense limitation agreement and no longer subject to recoupment, as noted below), $482,622 of the UltraShort Income ETF’s expenses, and $177,919 of the Income ETF’s expenses. The expense limitation agreement specifically refers to amounts that are contractually waived, see Statements of Operations. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions at July 31, 2024, are included in the table below.

	Total Waived Expenses Recoverable by the Adviser as of 07/31/24	Recoverable Expenses Subject to 36 Month Limit During the Year Ending 01/31/25	Recoverable Expenses Subject to 36 Month Limit During the Year Ending 01/31/26	Recoverable Expenses Subject to 36 Month Limit During the Year Ending 01/31/27	Recoverable Expenses Subject to 36 Month Limit During the Year Ending 01/31/28
Multi-Strategy Income Fund	$90,599	$—	$—	$—	$90,599
UltraShort Income Fund	$4,381,288	$298,340	$2,187,213	$1,332,490	$563,245
Mortgage-Backed Securities ETF	$59,410	$—	$—	$—	$59,410
UltraShort Income ETF	$719,041	$—	$27,107	$209,312	$482,622
Income ETF	$298,693	$—	$11,283	$109,491	$177,919

As a result of the Reorganizations, the Adviser did not retain any rights to recoup fees waived or expenses reimbursed pursuant to the Target Funds’ expense limitation agreement.
The Adviser has contractually agreed to waive the amount of the Multi-Strategy Income Fund and UltraShort Income Fund’s management fees to the extent necessary to offset the proportionate share of the management fees incurred by the Funds through its investment in underlying funds for which the Adviser also serves as investment adviser (affiliated investments). This contractual waiver is not subject

139

Angel Oak Funds Trust
Notes to the Financial Statements
July 31, 2024 (Unaudited)(Continued)
to recoupment by the Adviser. This arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. During the period ended July 31, 2024, the Adviser waived $268,095 and $1,234 of the Multi-Strategy Income Fund and UltraShort Income Fund’s management fees of underlying funds, respectively.
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Each of the Funds (except for the High Yield Opportunities ETF) have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Class A shares, Class A1 shares, Class C shares, and the ETFs, as applicable. The Distribution Plan provides that the Funds will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of Class A shares and Class A1 shares and at an annual rate of up to 1.00% of the average daily net assets of Class C shares. The Distribution Plan for the ETFs has not been activated. No distribution fees are paid by Institutional Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities or shareholder servicing activities.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Funds.
The Funds make reimbursement payments to the Adviser for the salary associated with the Chief Compliance Officer. The compliance fees expensed by the Funds during the period ended July 31, 2024, are included in the Statements of Operations.
Certain officers, Trustees and shareholders of the Funds are also owners or employees of the Adviser.
NOTE 6. INVESTMENT TRANSACTIONS
For the period ended July 31, 2024, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government securities, were as follows:

	Purchases	Sales
Multi-Strategy Income Fund	$608,510,818	$725,329,166
UltraShort Income Fund	$177,400,257	$213,447,470
High Yield Opportunities ETF	$24,907,554	$15,119,801
Mortgage-Backed Securities ETF	$73,958,617	$38,095,983
UltraShort Income ETF	$482,267,668	$172,461,432
Income ETF	$200,368,661	$96,489,142

For the period ended July 31, 2024, purchases and sales of long-term U.S. Government securities (included in the aggregate purchases and sales of investment securities displayed in the table above) were as follows:

	Purchases	Sales
Multi-Strategy Income Fund	$152,569,397	$128,557,061
UltraShort Income Fund	$14,702,946	$13,857,362
High Yield Opportunities ETF	$—	$2,664,641
Mortgage-Backed Securities ETF	$41,647,723	$30,797,319
UltraShort Income ETF	$92,188,591	$26,557,047
Income ETF	$61,149,478	$48,551,654

140

Angel Oak Funds Trust
Notes to the Financial Statements
July 31, 2024 (Unaudited)(Continued)
The Funds’ ownership of shares of affiliates represents holdings for which the Funds and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Funds’ investment adviser.
NOTE 7. TRANSACTIONS WITH AFFILIATES
The Multi-Strategy Income Fund had the following investments in affiliates during the period ended July 31, 2024:

Security Name	Value as of 01/31/24	Purchases	Sales	Net Realized Gain (Loss) on Investments in Affiliates	Net Change in Unrealized Appreciation/ Depreciation on Investments inAffiliates	Value as of 07/31/24	Share Balance	Dividend Income
Financials Income Impact Fund(a)	$39,328,978	$—	($40,188,141)	($7,665,209)	$8,524,372	$—	—	$516,006
High Yield Opportunities ETF	36,198,214	—	(59,890)	(3,646)	522,114	36,656,792	3,330,740	1,209,046
Income ETF	11,907,399	—	(11,898,363)	185,212	(194,248)	—	—	50,879
Mortgage-Backed Securities ETF	30,902,674	84,601	(1,941,983)	(338,022)	681,949	29,389,219	3,413,382	720,997
Total	$118,337,265	$84,601	($54,088,377)	($7,821,665)	$9,534,187	$66,046,011	6,744,122	$2,496,928

(a)
On May 17, 2024, as the result of the planned liquidation of the Financials Income Impact Fund, which was approved by the Board on April 10, 2024, the Multi-Strategy Income Fund redeemed 5,147,772 shares of the Financials Income Impact Fund with a value of $40,188,141. The redemption was satisfied with a cash payment in the amount of $3,110,390 and an in-kind payment of securities that had a value of $37,077,751, which included accrued interest of $514,899. The Multi-Strategy Income Fund recorded a realized loss of $7,665,209 on the in-kind redemption.

The UltraShort Income Fund had the following investments in affiliates during the period ended July 31, 2024:

Security Name	Value as of 01/31/24	Purchases	Sales	Net Realized Gain (Loss) on Investments in Affiliates	Net Change in Unrealized Appreciation/ Depreciation on Investments in Affiliates	Value as of 07/31/24	Share Balance	Dividend Income
UltraShort Income ETF	$4,942,607	$ —	($4,958,425)	$78,604	($62,786)	$ —	—	$6,890

NOTE 8. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At July 31, 2024, the Multi-Strategy Income Fund owned, as beneficial shareholder, 42% of the outstanding shares of the High Yield Opportunities ETF, and 43% of the outstanding shares of the Mortgage-Backed Securities ETF. It is not known whether any underlying beneficial owners owned or controlled 25% or more of the voting securities of the Funds. At July 31, 2024, no shareholder held more than 25% of the outstanding shares of the Multi-Strategy Income Fund and the UltraShort Income Fund.

141

Angel Oak Funds Trust
Notes to the Financial Statements
July 31, 2024 (Unaudited)(Continued)
NOTE 9. FEDERAL TAX INFORMATION
The tax characterization of distributions paid for the year or period ended January 31, 2024, and January 31, 2023, were as follows:

	Multi-Strategy Income Fund		UltraShort Income Fund		High Yield Opportunities ETF
	2024	2023	2024	2023	2024	2023
Distributions paid from:
Ordinary Income	$165,770,788	$251,071,959	$25,461,448	$24,057,135	$4,560,952	$3,865,020
Net Long-Term Capital Gain	—	—	—	—	—	—
Total	$165,770,788	$251,071,959	$25,461,448	$24,057,135	$4,560,952	$3,865,020

	Mortgage-Backed Securities ETF		UltraShort Income ETF		Income ETF
	2024	2023	2024	2023(a)	2024	2023(b)
Distributions paid from:
Ordinary Income	$ 1,506,825	$ 994,943	$ 5,260,978	$ 316,786	$3,938,223	$ 148,244
Net Long-Term Capital Gain	—	—	—	—	—	—
Total	$1,506,825	$994,943	$5,260,978	$316,786	$3,938,223	$148,244

(a)	Fund commenced operations on October 24, 2022.
(b)	Fund commenced operations on November 7, 2022.
At January 31, 2024, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Multi-Strategy Income Fund	UltraShort Income Fund	High Yield Opportunities ETF	Mortgage- Backed Securities ETF	UltraShort Income ETF	Income ETF
Tax Cost of Investments	$3,465,022,956	$464,159,266	$75,286,161	$32,477,229	$124,969,468	$103,932,064
Unrealized Appreciation*	28,587,163	2,079,448	1,416,416	162,175	950,503	2,085,518
Unrealized Depreciation*	(488,612,510)	(16,399,508)	(3,448,012)	(1,983,013)	(85,095)	(576,238)
Net Unrealized Appreciation (Depreciation)*	($460,025,347)	($14,320,060)	($2,031,596)	($1,820,838)	($865,408)	$1,509,280
Undistributed Ordinary Income	3,513,235	462,774	326,656	120,082	562,934	793,470
Undistributed Long-Term Gain (Loss)	—	—	—	—	—	112,073
Accumulated Gain (Loss)	$3,513,235	$462,774	$326,656	$120,082	$562,934	$905,543
Other Accumulated Gain (Loss)	(1,525,474,123)	(46,171,466)	(5,625,764)	(4,411,269)	(605,665)	(569,638)
Distributable Earnings (Accumulated Deficit)	($1,981,986,235)	($60,028,752)	($7,330,704)	($6,112,025)	$822,677	$1,845,185

*	Represents aggregated amounts of Funds’ investments, reverse repurchase agreements, futures, and swaps.

142

Angel Oak Funds Trust
Notes to the Financial Statements
July 31, 2024 (Unaudited)(Continued)
The temporary differences between book basis and tax basis in the Funds are primarily attributable to wash sales, partnership adjustments, amortization of callable bonds, dividends payable, and future contract marked-to-market.
As of January 31, 2024, the Funds had available for federal tax purposes an unused capital loss carryforward, which is available for offset against future taxable net capital gains, as follows:

Multi-Strategy Income Fund	$1,521,053,377
UltraShort Income Fund	$45,817,122
High Yield Opportunities ETF	$5,336,490
Mortgage-Backed Securities ETF	$4,300,458
UltraShort Income ETF	$47,846
Income ETF	$—

For the year ended January 31, 2024, the Funds’ utilization of capital loss carryforward was as follows:

Multi-Strategy Income Fund	$ —
UltraShort Income Fund	$—
High Yield Opportunities ETF	$—
Mortgage-Backed Securities ETF	$—
UltraShort Income ETF	$—
Income ETF	$—

To the extent these carryforwards are used to offset futures gains, it is probable that the amount offset will not be distributed to shareholders. The carryforward expires as follows:

	Multi-Strategy Income Fund	UltraShort Income Fund	High Yield Opportunities ETF	Mortgage-Backed Securities ETF	UltraShort Income ETF	Income ETF
No expiration short-term	$490,244,176	$30,172,767	$1,286,276	$774,669	$47,846	$ —
No expiration long-term	$1,030,809,201	$15,644,355	$4,050,214	$3,525,789	$—	$—
Total	$1,521,053,377	$45,817,122	$5,336,490	$4,300,458	$47,846	$—

Certain capital losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Funds’ following taxable year. For the tax year ended January 31, 2024, the Funds did not defer any post- October losses.
NOTE 10. CREDIT AGREEMENTS
In August 2015, as amended July 26, 2023, the Multi-Strategy Income Fund entered into a $200 million secured, committed, margin facility (the “Facility”) with Société Générale, which expires in August 2024 (the Facility was subsequently renewed on August 22, 2024, extending the expiration date to August 2025), but can be terminated prior to this date by either party with 90 days’ notice. Under the Facility, interest is charged at a floating rate based on the SOFR rate plus 1.85% and is payable on the last day of each interest period, which was 7.18% as of July 31, 2024. For the period ended July 31, 2024, the average principal balance and interest rate was approximately $133,104,396 and 7.17%, respectively. The Multi-Strategy Income Fund is required to pay a commitment fee under the Facility on undrawn amounts, and an additional fee if the level of debt outstanding falls below a certain percentage. During the reporting period the Multi-Strategy Income Fund was required to pay these commitment fees on undrawn amounts, which was 0.40% as of July 31, 2024. For the period ended July 31, 2024, these expense and commitment fees, amounted to $4,776,486 and are included in the Interest expense line item that is reflected in the Consolidated Statement of Operations. Under the terms of the Facility, the Multi-Strategy Income Fund is also required to satisfy certain collateral requirements and maintain a

143

Angel Oak Funds Trust
Notes to the Financial Statements
July 31, 2024 (Unaudited)(Continued)
certain level of net assets. For additional information, see the Consolidated Schedule of Investments. As of July 31, 2024, the outstanding principal balance under the Facility was $100 million. The amount of the maximum loan outstanding during the period was $150 million from March 19, 2024, through July 11, 2024.
U.S. Bank, N.A. has made available to the Funds a $275 million unsecured credit facility, pursuant to a Loan Agreement (“Agreement”) effective June 8, 2016, expiring on April 25, 2025, for the purposes of having cash available to satisfy redemption requests. Prior to April 25, 2024, the credit facility had a maximum principal availability of $350 million. Advances under the Agreement would be limited to the lesser of $275 million or 20% of the unencumbered assets of the UltraShort Income Fund, the Mortgage-Backed Securities ETF, the UltraShort Income ETF, and Income ETF; or 15% of the unencumbered assets of the High Yield Opportunities ETF; or 10% of the unencumbered assets of the Multi-Strategy Income Fund. Principal is due 45 days after the initial advance and at the maturity. Interest is payable monthly in arrears. Under the credit facility, the interest rate paid by the Funds on outstanding borrowings is equal to the lender’s prime rate, minus 1.00% which was 8.50% as of July 31, 2024. For the period ended July 31, 2024, the Funds’ activity under the credit facility was as follows:

	Average Principal Balance	Average Interest Rate	Maximum Loan Outstanding	Period Maximum Loan was Outstanding
UltraShort Income Fund	$54,802	7.50%	$3,200,000	July 12, 2024 – July 14, 2024

As of July 31, 2024, the Funds had no outstanding borrowings under this agreement.
NOTE 11. ACCOUNTING PRONOUNCEMENTS AND/OR REGULATORY UPDATES
In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020, through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.
NOTE 12. SUBSEQUENT EVENTS
Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the following:
On August 29, 2024, ordinary income distributions were declared to shareholders of record as of August 30, 2024, payable September 3, 2024, as follows:

	High Yield Opportunities ETF	Mortgage-Backed Securities ETF	UltraShort Income ETF	Income ETF
Distributions Paid	$486,910	$309,786	$2,475,331	$1,226,367
Distributions Paid Per Share	$0.05495363	$0.03774967	$0.22454017	$0.10748176

144

Additional Information (Unaudited)
1. Shareholder Notification of Federal Tax Status
For the taxable year ended January 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.80% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 23.80%.
For the taxable year ended January 31, 2024, the Multi-Strategy Income Fund, UltraShort Income Fund, High Yield Opportunities ETF, Mortgage-Backed Securities, UltraShort Income ETF, and Income ETF paid qualified dividend income of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
For the taxable year ended January 31, 2024, the percentage of ordinary income dividends paid by the Multi-Strategy Income Fund, UltraShort Income Fund, High Yield Opportunities ETF, Mortgage-Backed Securities, UltraShort Income ETF, and Income ETF that qualifies for the dividends received deduction available to corporations was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
For the taxable year ended January 31, 2024, the percentage of taxable ordinary income distributions for the Multi-Strategy Income Fund, UltraShort Income Fund, High Yield Opportunities ETF, Mortgage-Backed Securities, UltraShort Income ETF, and Income ETF that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 0.00%, 0.00%, 0.00%, 0.00%, 0.22%, and 0.75%, respectively.
For the taxable year ended January 31, 2024, the percentage of taxable ordinary income distributions for the Multi-Strategy Income Fund, UltraShort Income Fund, High Yield Opportunities ETF, Mortgage-Backed Securities, UltraShort Income ETF, and Income ETF that are designated as interest related dividends under Internal Revenue 871(k)1(c) was 90.80%, 80.57%, 30.79%, 94.90%, 82.12%, and 80.22%, respectively.
2. Disclosure of Portfolio Holdings
The Funds will file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0230.
3. Proxy Voting Policies and Procedures
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (855) 751-4324 and (2) from Trust documents filed with the SEC on the SEC’s website at www.sec.gov.
4. Distribution of Premiums and Discounts
Information regarding how often shares of the High Yield Opportunities ETF, Mortgage-Backed Securities ETF, UltraShort Income ETF, and Income ETF trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available on the Funds’ website at www.angeloakcapital.com.
5. Compensation of Trustees
Each Trustee who is not an “interested person” (i.e., an “Independent Trustee”) of the Fund Complex (which includes affiliated registrants not disclosed in this report) receives an annual retainer of $65,000 (pro-rated for any periods less than one year) paid quarterly as well as $12,000 for attending each regularly scheduled meeting in connection with his or her service on the Board of the Fund Complex. In addition, each Committee Chair as well as the Chair of the Board receive additional annual compensation of $12,000 (pro-rated for any periods less than one year). Independent Trustees are eligible for reimbursement of out-of-pocket expenses incurred in connection with attendance at meetings. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (855) 751-4324.

145

6. Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
7. Proxy Disclosure for Open-End Investment Companies
In connection with the reorganization of Angel Oak Total Return Bond Fund into Angel Oak Mortgage-Backed Securities ETF pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Reorganization”), which was effective as of the close of business on February 16, 2024, the sole shareholder of Angel Oak Total Return Bond Fund, Angel Oak Multi-Strategy Income Fund, approved the Reorganization by written consent in lieu of a shareholder meeting pursuant to Article III, Section 9 of the Registrant’s By-Laws.
8. Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies
See the Statement of Operations for the compensation paid to Trustees for the Multi-Strategy Income Fund and UltraShort Income Fund.
Regarding the High Yield Opportunities ETF, Mortgage-Backed Securities ETF, UltraShort Income ETF, and Income ETF, all fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information is available in the Fund’s Statement of Additional Information.
9. Statement Regarding the Basis for the Approval of the Investment Advisory Agreement
Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), at the organizational meeting held on December 6, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Angel Oak Funds Trust (the “Trust”) considered and approved the Investment Advisory Agreement (the “Investment Advisory Agreement” or the “Agreement”) between the Trust, on behalf of the Angel Oak High Yield ETF (the “High Yield ETF”) and the Angel Oak Mortgage-Backed Securities ETF (the “Mortgage-Backed Securities ETF”) (each a “Fund” and collectively, the “Funds”), and Angel Oak Capital Advisors, LLC (the “Adviser” or “Angel Oak”) for an initial two-year period. The relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow it to properly consider the adoption of the Agreement, and it is the duty of the Adviser to furnish the Trustees with information that is responsive to their request.
Accordingly, in determining whether to adopt the Investment Advisory Agreement between the Adviser and the Funds, the Board requested, and the Adviser provided, information and data relevant to the Board’s consideration. This included materials prepared by the Adviser and by the Funds’ administrator that provided the Board with information regarding the estimated fees and expenses of the Funds, as compared to other similar funds.
Following their review and consideration, the Trustees determined that the Investment Advisory Agreement with respect to each Fund would enable shareholders of such Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. Accordingly, the Board, including those Trustees who are not considered to be “interested persons” of the Funds, as that term is defined in the 1940 Act (the “Independent Trustees”), unanimously approved the adoption of the Investment Advisory Agreement. In reaching their decision, the Trustees requested and obtained from the Adviser such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also carefully considered the projected profitability data and comparative fee and expense information prepared by Fund management. In considering the Investment Advisory Agreement with respect to the Funds, the Trustees evaluated a number of factors that they believed, in light of their reasonable business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any one specific consideration or any particular information that was controlling of their decision:
The nature, extent and quality of the advisory services to be provided. The Trustees concluded that Angel Oak is capable of providing high quality services to the Funds, as indicated by the nature and quality of services provided in the past to the existing series of the Trust, as well as the Angel Oak Strategic Credit Fund (a registered closed-end management investment company that is operated as

146

an “interval fund”) and Angel Oak Financial Strategies Income Term Trust (a closed-end management investment company listed on the New York Stock Exchange) (the “Existing Funds”), Angel Oak’s management capabilities demonstrated with respect to the Existing Funds, the professional qualifications and experience of each of the portfolio managers of the Funds, Angel Oak’s investment and management oversight processes, and the competitive investment performance of the Existing Funds. The Trustees also determined that Angel Oak proposed to provide investment advisory services that were of the same quality as services provided to the Existing Funds, and that these services are appropriate in scope and extent in light of the Funds’ proposed operations, the competitive landscape of the investment company business and investor needs. On the basis of the Trustees’ assessment of the nature, extent and quality of the advisory services to be provided by Angel Oak, the Trustees concluded that Angel Oak is capable of generating a level of long-term investment performance that is appropriate in light of each Fund’s investment objective, policies and strategies and competitive with many other comparable investment companies, including other exchange-traded funds (“ETFs”).
The investment performance of the Funds. The Trustees noted that the Funds had not yet commenced operations, and consequently, the Funds’ performance was not relevant to their considerations. The Board considered the past performance of the Existing Funds based on materials provided by Angel Oak and information obtained from an independent third-party data provider. In particular, the Board considered the past performance of the Angel Oak High Yield Opportunities Fund, which has the same investment strategies as the High Yield ETF, and the past performance of the Angel Oak Total Return Bond Fund, which has the same investment objective as, but different investment strategies than, the Mortgage-Backed Securities ETF. The Board noted that the performance of those Funds and the other Existing Funds reflected positively on Angel Oak’s experience and ability to successfully implement each Fund’s strategies, and the Trustees observed that the portfolio management team for the Funds would include individuals currently responsible for the Existing Funds.
The cost of advisory services to be provided and the level of profitability. On the basis of comparative information derived from the expense data that was provided to the Board, the Trustees determined that the overall projected expense ratio of each Fund is higher than the median expense ratio for funds in its peer group. However, the Board noted that the quality of services provided by Angel Oak and the past performance of the Existing Funds demonstrated that the proposed advisory fees still offered an appropriate value for each Fund and its shareholders. The Trustees also noted that Angel Oak had proposed to contractually limit the Mortgage-Backed Securities ETF’s total operating expenses through at least September 30, 2025.
The Board also reviewed the fees that Angel Oak charges its other clients for discretionary portfolio management services, noting that Angel Oak has a variety of account types with different fee arrangements, as well as certain unregistered funds and accounts that are comparable to the Funds. The Trustees took into account the unique management requirements involved in managing a registered investment company as opposed to other types of client accounts. The Trustees further considered that, unlike the Angel Oak High Yield Opportunities Fund and the Angel Oak Total Return Bond Fund, each of the Funds would operate pursuant to a unitary fee arrangement, which covers expenses not covered by the Angel Oak High Yield Opportunities Fund’s and the Angel Oak Total Return Bond Fund’s investment advisory fees. The Board also noted that the Angel Oak High Yield ETF’s anticipated net expense ratio was equal to the then-current net expense ratio of the Angel Oak High Yield Fund’s Institutional Class shares. The Trustees further considered that, after giving effect to the proposed expense limitation agreement for the Mortgage-Backed Securities ETF, the anticipated net expense ratio was higher than that of the Angel Oak Total Return Bond Fund’s Institutional Class shares after giving effect to its then-current expense limitation arrangement. The Trustees noted, however, that the expense limitation arrangement for the Angel Oak Total Return Bond Fund was scheduled to expire on May 31, 2024. The Trustees further observed that the investment strategies of the Mortgage-Backed Securities ETF differed from those of the Angel Oak Total Return Bond Fund. The Board also reviewed the net expense ratios of peer ETFs and determined that the anticipated net expense ratio for each of the Funds was within the range of its respective peer ETFs.
The Board also focused on Angel Oak’s projected level of profitability with respect to the Funds and noted that Angel Oak did not expect to experience profitability with respect to either of the Funds during their first year of operations. Accordingly, on the basis of the Board’s review of the proposed fees to

147

be charged by Angel Oak for the investment advisory and other services to be provided to the Funds by Angel Oak, and the estimated level of profitability from Angel Oak’s relationship with each Fund, the Board concluded that the proposed level of investment advisory fees and Angel Oak’s projected profitability were appropriate in light of the investment advisory fees, overall expense ratios and investment performance of comparable investment companies and the historical profitability of the relationship between the Existing Funds and Angel Oak. The Trustees considered the profitability of Angel Oak both before and after the impact of the marketing-related expenses that Angel Oak expected to incur out of its own resources in connection with its management of the Funds.
The extent to which economies of scale may be realized as the Funds grow and whether the proposed advisory fee reflects possible economies of scale. Although it was noted that each Fund’s investment advisory fee will not decrease as the Fund’s assets grow because the investment advisory fees will not be subject to breakpoints, the Trustees concluded that each Fund’s proposed investment advisory fee is appropriate and appropriately reflects the current economic environment for Angel Oak and the competitive nature of the market. In this regard, they observed that nearly all of the ETFs in the Funds’ respective peer groups operate without advisory fee breakpoints and that most of the ETFs in the Funds’ respective peer groups operate pursuant to a unitary advisory fee structure. The Trustees then noted that they will have the opportunity to periodically re-examine whether the Funds have achieved economies of scale, and the appropriateness of the investment advisory fee payable to Angel Oak with respect to the Funds, in the future, at which time the implementation of fee breakpoints on the Funds could be considered.
Benefits to Angel Oak from its relationship with the Funds (and any corresponding benefits to the Funds). The Trustees concluded that other benefits that will be derived by Angel Oak from its relationship with the Funds are reasonable and fair and consistent with industry practice and the best interests of the Funds and their shareholders.
Other Considerations. In approving the Investment Advisory Agreement, the Trustees determined that Angel Oak has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders. The Trustees also concluded that Angel Oak has made a significant entrepreneurial commitment to the management and success of each Fund, which entails a substantial financial and professional commitment. The Board also considered matters with respect to the brokerage practices of Angel Oak, including its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.
Following further discussion and the consideration of questions raised by the Independent Trustees, the Trustees determined that they had received sufficient information relating to the Funds in order to consider the approval of the Investment Advisory Agreement. It was noted that, in making their determinations, the Trustees had considered and relied upon the materials provided to them for use at the Meeting with respect to the proposed contract and the presentation of the representatives of Angel Oak. In reaching their conclusion with respect to the approval of the Investment Advisory Agreement and the level of fees to be paid under the Agreement, the Trustees did not identify any one single factor as being controlling; rather, the Trustees took note of a combination of factors that had influenced their decision-making process. They noted the level and quality of investment advisory services provided by Angel Oak to the Existing Funds, and they found that these services will benefit the Funds and their shareholders and also reflected management’s overall commitment to the growth and development of the Funds.

148

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Angel Oak Funds Trust

By (Signature and Title)	/s/ Adam Langley
Adam Langley, President (Principal Executive Officer)

Date	October 1, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam Langley
Adam Langley, President (Principal Executive Officer)

Date	October 1, 2024

By (Signature and Title)*	/s/ Patrick Journy
Patrick Journy, Treasurer (Principal Financial Officer)

Date	October 1, 2024

* Print the name and title of each signing officer under his or her signature.